UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-07803

Name of Registrant:  Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.9%)
U.S. Government Securities (85.2%)
United States Treasury Note/Bond	0.750%	12/15/13	3,314	3,333
United States Treasury Note/Bond	0.125%	12/31/13	875	874
United States Treasury Note/Bond	1.500%	12/31/13	2,131	2,160
United States Treasury Note/Bond	1.000%	1/15/14	2,491	2,513
United States Treasury Note/Bond	0.250%	1/31/14	5,975	5,977
United States Treasury Note/Bond	1.750%	1/31/14	3,214	3,271
United States Treasury Note/Bond	1.250%	2/15/14	3,376	3,417
United States Treasury Note/Bond	4.000%	2/15/14	3,874	4,049
United States Treasury Note/Bond	0.250%	2/28/14	3,075	3,076
United States Treasury Note/Bond	1.875%	2/28/14	4,096	4,179
United States Treasury Note/Bond	1.250%	3/15/14	1,773	1,796
United States Treasury Note/Bond	0.250%	3/31/14	6,550	6,552
United States Treasury Note/Bond	1.750%	3/31/14	3,974	4,053
United States Treasury Note/Bond	1.250%	4/15/14	3,351	3,397
United States Treasury Note/Bond	0.250%	4/30/14	3,500	3,501
United States Treasury Note/Bond	1.875%	4/30/14	3,330	3,407
United States Treasury Note/Bond	1.000%	5/15/14	3,370	3,407
United States Treasury Note/Bond	4.750%	5/15/14	4,404	4,692
United States Treasury Note/Bond	0.250%	5/31/14	1,800	1,800
United States Treasury Note/Bond	2.250%	5/31/14	4,687	4,828
United States Treasury Note/Bond	0.750%	6/15/14	4,090	4,122
United States Treasury Note/Bond	0.250%	6/30/14	4,435	4,436
United States Treasury Note/Bond	0.625%	7/15/14	6,660	6,700
United States Treasury Note/Bond	0.125%	7/31/14	5,000	4,990
United States Treasury Note/Bond	2.625%	7/31/14	960	998
United States Treasury Note/Bond	0.500%	8/15/14	8,425	8,460
United States Treasury Note/Bond	4.250%	8/15/14	4,135	4,415
United States Treasury Note/Bond	0.250%	8/31/14	5,600	5,600
United States Treasury Note/Bond	2.375%	8/31/14	3,915	4,059
United States Treasury Note/Bond	0.250%	9/15/14	6,195	6,195
United States Treasury Note/Bond	0.250%	9/30/14	6,275	6,275
United States Treasury Note/Bond	2.375%	9/30/14	170	177
United States Treasury Note/Bond	0.500%	10/15/14	5,420	5,444
United States Treasury Note/Bond	2.375%	10/31/14	30	31
United States Treasury Note/Bond	0.375%	11/15/14	8,500	8,519
United States Treasury Note/Bond	4.250%	11/15/14	2,745	2,958
United States Treasury Note/Bond	2.125%	11/30/14	2,800	2,903
United States Treasury Note/Bond	0.250%	12/15/14	3,925	3,924
United States Treasury Note/Bond	2.625%	12/31/14	4,940	5,182
United States Treasury Note/Bond	0.250%	1/15/15	2,350	2,348
United States Treasury Note/Bond	2.250%	1/31/15	7,045	7,344
United States Treasury Note/Bond	0.250%	2/15/15	8,181	8,176
United States Treasury Note/Bond	4.000%	2/15/15	3,525	3,812
United States Treasury Note/Bond	2.375%	2/28/15	500	523
United States Treasury Note/Bond	0.375%	3/15/15	6,895	6,910
United States Treasury Note/Bond	2.500%	3/31/15	7,430	7,812
United States Treasury Note/Bond	0.375%	4/15/15	450	451
United States Treasury Note/Bond	2.500%	4/30/15	2,915	3,069
United States Treasury Note/Bond	0.250%	5/15/15	2,865	2,862

United States Treasury Note/Bond	4.125%	5/15/15	3,845	4,204
United States Treasury Note/Bond	0.375%	6/15/15	6,115	6,126
United States Treasury Note/Bond	1.875%	6/30/15	2,630	2,736
United States Treasury Note/Bond	0.250%	7/15/15	2,470	2,466
United States Treasury Note/Bond	1.750%	7/31/15	2,080	2,159
United States Treasury Note/Bond	0.250%	8/15/15	3,100	3,095
United States Treasury Note/Bond	4.250%	8/15/15	3,670	4,056
United States Treasury Note/Bond	1.250%	8/31/15	4,925	5,049
United States Treasury Note/Bond	0.250%	9/15/15	6,465	6,452
United States Treasury Note/Bond	0.250%	10/15/15	10,600	10,577
United States Treasury Note/Bond	1.375%	11/30/15	12,000	12,366
				258,263
Agency Bonds and Notes (12.7%)
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	46
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Farm Credit Banks	1.125%	2/27/14	100	101
1 Federal Farm Credit Banks	2.625%	4/17/14	550	568
1 Federal Farm Credit Banks	1.625%	11/19/14	50	51
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	50	52
1 Federal Home Loan Banks	0.875%	12/27/13	2,510	2,527
1 Federal Home Loan Banks	0.375%	1/29/14	590	591
1 Federal Home Loan Banks	2.500%	6/13/14	100	103
1 Federal Home Loan Banks	5.500%	8/13/14	1,715	1,867
1 Federal Home Loan Banks	4.500%	11/14/14	100	108
1 Federal Home Loan Banks	2.750%	12/12/14	675	707
1 Federal Home Loan Banks	0.500%	11/20/15	1,000	1,003
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	265	272
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	690	723
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,615	1,638
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	196
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	1,000	1,001
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	298
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	325	329
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	615	623
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	2,040	2,065
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	477
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	500	504
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	1,745	1,756
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50	54
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	675	712
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	1,000	1,004
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	500	552
2 Federal Home Loan Mortgage Corp.	4.750%	11/17/15	500	564
2 Federal National Mortgage Assn.	2.875%	12/11/13	880	904
2 Federal National Mortgage Assn.	0.750%	12/18/13	3,000	3,016
2 Federal National Mortgage Assn.	1.250%	2/27/14	2,110	2,136
2 Federal National Mortgage Assn.	2.750%	3/13/14	675	696
2 Federal National Mortgage Assn.	1.125%	6/27/14	475	481
2 Federal National Mortgage Assn.	0.875%	8/28/14	2,080	2,101
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,305	1,313
2 Federal National Mortgage Assn.	2.625%	11/20/14	1,435	1,500
2 Federal National Mortgage Assn.	0.750%	12/19/14	500	504
2 Federal National Mortgage Assn.	0.375%	3/16/15	1,650	1,651
2 Federal National Mortgage Assn.	0.500%	5/27/15	600	602
2 Federal National Mortgage Assn.	0.500%	7/2/15	1,425	1,430
2 Federal National Mortgage Assn.	0.500%	9/28/15	1,000	1,003

2 Federal National Mortgage Assn.	4.375%	10/15/15	175	195
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	78
Private Export Funding Corp.	3.050%	10/15/14	175	184
				38,539
Total U.S. Government and Agency Obligations (Cost $296,147)				296,802
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
3 Vanguard Market Liquidity Fund
(Cost $5,425)	0.167%		5,425,398	5,425
Total Investments (99.7%) (Cost $301,572)				302,227
Other Assets and Liabilities-Net (0.3%)				813
Net Assets (100%)				303,040

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	296,802	—
Temporary Cash Investments	5,425	—	—
Total	5,425	296,802	—

Short-Term Government Bond Index Fund

C. At November 30, 2012, the cost of investment securities for tax purposes was $301,572,000. Net unrealized appreciation of investment securities for tax purposes was $655,000, consisting of unrealized gains of $671,000 on securities that had risen in value since their purchase and $16,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.3%)
U.S. Government Securities (89.9%)
United States Treasury Note/Bond	1.750%	7/31/15	35	36
United States Treasury Note/Bond	9.875%	11/15/15	158	202
United States Treasury Note/Bond	2.125%	12/31/15	2,619	2,760
United States Treasury Note/Bond	2.000%	1/31/16	4,228	4,445
United States Treasury Note/Bond	4.500%	2/15/16	1,085	1,228
United States Treasury Note/Bond	9.250%	2/15/16	266	341
United States Treasury Note/Bond	2.125%	2/29/16	1,190	1,258
United States Treasury Note/Bond	2.625%	2/29/16	736	789
United States Treasury Note/Bond	2.250%	3/31/16	2,678	2,843
United States Treasury Note/Bond	2.375%	3/31/16	1,952	2,080
United States Treasury Note/Bond	2.000%	4/30/16	2,240	2,363
United States Treasury Note/Bond	2.625%	4/30/16	1,167	1,255
United States Treasury Note/Bond	5.125%	5/15/16	846	983
United States Treasury Note/Bond	7.250%	5/15/16	473	584
United States Treasury Note/Bond	1.750%	5/31/16	2,686	2,812
United States Treasury Note/Bond	3.250%	5/31/16	387	425
United States Treasury Note/Bond	1.500%	6/30/16	4,150	4,310
United States Treasury Note/Bond	3.250%	6/30/16	2,035	2,240
United States Treasury Note/Bond	1.500%	7/31/16	3,945	4,100
United States Treasury Note/Bond	3.250%	7/31/16	942	1,039
United States Treasury Note/Bond	4.875%	8/15/16	972	1,130
United States Treasury Note/Bond	1.000%	8/31/16	3,415	3,487
United States Treasury Note/Bond	3.000%	8/31/16	4,592	5,028
United States Treasury Note/Bond	1.000%	9/30/16	1,910	1,950
United States Treasury Note/Bond	3.000%	9/30/16	4,290	4,706
United States Treasury Note/Bond	1.000%	10/31/16	675	689
United States Treasury Note/Bond	3.125%	10/31/16	1,357	1,497
United States Treasury Note/Bond	4.625%	11/15/16	1,805	2,099
United States Treasury Note/Bond	7.500%	11/15/16	1,540	1,964
United States Treasury Note/Bond	0.875%	11/30/16	4,755	4,833
United States Treasury Note/Bond	2.750%	11/30/16	1,965	2,142
United States Treasury Note/Bond	0.875%	12/31/16	2,975	3,022
United States Treasury Note/Bond	3.250%	12/31/16	773	859
United States Treasury Note/Bond	0.875%	1/31/17	582	591
United States Treasury Note/Bond	3.125%	1/31/17	1,995	2,211
United States Treasury Note/Bond	4.625%	2/15/17	2,930	3,432
United States Treasury Note/Bond	0.875%	2/28/17	1,290	1,310
United States Treasury Note/Bond	3.000%	2/28/17	927	1,024
United States Treasury Note/Bond	1.000%	3/31/17	2,000	2,041
United States Treasury Note/Bond	3.250%	3/31/17	3,259	3,639
United States Treasury Note/Bond	0.875%	4/30/17	45	46
United States Treasury Note/Bond	3.125%	4/30/17	3,263	3,631
United States Treasury Note/Bond	4.500%	5/15/17	3,824	4,489
United States Treasury Note/Bond	8.750%	5/15/17	177	241
United States Treasury Note/Bond	0.625%	5/31/17	1,325	1,330
United States Treasury Note/Bond	2.750%	5/31/17	699	768
United States Treasury Note/Bond	0.750%	6/30/17	2,425	2,446
United States Treasury Note/Bond	2.500%	6/30/17	1,846	2,008
United States Treasury Note/Bond	0.500%	7/31/17	690	688

United States Treasury Note/Bond	2.375%	7/31/17	1,248	1,351
United States Treasury Note/Bond	4.750%	8/15/17	724	864
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,829
United States Treasury Note/Bond	0.625%	8/31/17	3,845	3,854
United States Treasury Note/Bond	1.875%	8/31/17	1,811	1,921
United States Treasury Note/Bond	0.625%	9/30/17	1,725	1,727
United States Treasury Note/Bond	1.875%	9/30/17	1,758	1,864
United States Treasury Note/Bond	0.750%	10/31/17	2,890	2,910
United States Treasury Note/Bond	1.875%	10/31/17	1,555	1,650
United States Treasury Note/Bond	4.250%	11/15/17	2,498	2,940
United States Treasury Note/Bond	0.625%	11/30/17	3,300	3,301
United States Treasury Note/Bond	2.250%	11/30/17	3,415	3,688
United States Treasury Note/Bond	2.625%	1/31/18	909	999
United States Treasury Note/Bond	3.500%	2/15/18	3,796	4,343
United States Treasury Note/Bond	2.750%	2/28/18	2,376	2,630
United States Treasury Note/Bond	2.875%	3/31/18	2,267	2,526
United States Treasury Note/Bond	2.625%	4/30/18	3,057	3,367
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,286
United States Treasury Note/Bond	9.125%	5/15/18	1,060	1,538
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,853
United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,129
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,699
United States Treasury Note/Bond	4.000%	8/15/18	3,480	4,113
United States Treasury Note/Bond	1.500%	8/31/18	2,875	2,990
United States Treasury Note/Bond	1.375%	9/30/18	2,645	2,732
United States Treasury Note/Bond	1.750%	10/31/18	1,365	1,439
United States Treasury Note/Bond	3.750%	11/15/18	2,932	3,434
United States Treasury Note/Bond	9.000%	11/15/18	133	197
United States Treasury Note/Bond	1.375%	11/30/18	610	630
United States Treasury Note/Bond	1.375%	12/31/18	840	866
United States Treasury Note/Bond	1.250%	1/31/19	300	307
United States Treasury Note/Bond	2.750%	2/15/19	2,947	3,282
United States Treasury Note/Bond	8.875%	2/15/19	369	549
United States Treasury Note/Bond	1.375%	2/28/19	200	206
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,426
United States Treasury Note/Bond	1.250%	4/30/19	1,450	1,480
United States Treasury Note/Bond	3.125%	5/15/19	2,823	3,216
United States Treasury Note/Bond	1.125%	5/31/19	1,060	1,072
United States Treasury Note/Bond	1.000%	6/30/19	1,500	1,504
United States Treasury Note/Bond	0.875%	7/31/19	2,300	2,286
United States Treasury Note/Bond	3.625%	8/15/19	1,392	1,634
United States Treasury Note/Bond	8.125%	8/15/19	2,409	3,539
United States Treasury Note/Bond	1.000%	8/31/19	445	445
United States Treasury Note/Bond	1.000%	9/30/19	300	300
United States Treasury Note/Bond	3.375%	11/15/19	4,375	5,071
United States Treasury Note/Bond	3.625%	2/15/20	4,805	5,660
United States Treasury Note/Bond	8.500%	2/15/20	2,395	3,639
United States Treasury Note/Bond	3.500%	5/15/20	4,649	5,445
United States Treasury Note/Bond	2.625%	8/15/20	3,649	4,040
United States Treasury Note/Bond	8.750%	8/15/20	1,110	1,736
United States Treasury Note/Bond	2.625%	11/15/20	5,557	6,149
United States Treasury Note/Bond	3.625%	2/15/21	4,205	4,981
United States Treasury Note/Bond	7.875%	2/15/21	1,216	1,849
United States Treasury Note/Bond	3.125%	5/15/21	3,772	4,319
United States Treasury Note/Bond	8.125%	5/15/21	865	1,342
United States Treasury Note/Bond	2.125%	8/15/21	5,100	5,412
United States Treasury Note/Bond	8.125%	8/15/21	300	469

United States Treasury Note/Bond	2.000%	11/15/21	6,055	6,347
United States Treasury Note/Bond	8.000%	11/15/21	1,200	1,874
United States Treasury Note/Bond	2.000%	2/15/22	4,270	4,462
United States Treasury Note/Bond	1.750%	5/15/22	4,230	4,313
United States Treasury Note/Bond	1.625%	8/15/22	3,575	3,591
United States Treasury Note/Bond	1.625%	11/15/22	2,100	2,102
				261,111
Agency Bonds and Notes (8.4%)
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	53
1 Federal Farm Credit Banks	1.050%	3/28/16	100	102
1 Federal Farm Credit Banks	4.875%	1/17/17	500	586
1 Federal Home Loan Banks	3.125%	3/11/16	425	461
1 Federal Home Loan Banks	5.375%	5/18/16	1,105	1,291
1 Federal Home Loan Banks	4.750%	12/16/16	870	1,017
1 Federal Home Loan Banks	1.000%	6/21/17	225	228
1 Federal Home Loan Banks	4.125%	3/13/20	665	794
1 Federal Home Loan Banks	5.250%	12/11/20	250	322
1 Federal Home Loan Banks	5.625%	6/11/21	400	526
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	905	968
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	294
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	553
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	118
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	600	609
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	237
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	600	615
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	380
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	500	506
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	405
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	625	757
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	300	299
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	850	988
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	415
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	451
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	500	501
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	450	474
2 Federal National Mortgage Assn.	0.375%	12/21/15	300	300
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	29
2 Federal National Mortgage Assn.	2.375%	4/11/16	800	850
2 Federal National Mortgage Assn.	1.250%	9/28/16	50	51
2 Federal National Mortgage Assn.	1.375%	11/15/16	555	572
2 Federal National Mortgage Assn.	1.250%	1/30/17	200	205
2 Federal National Mortgage Assn.	5.000%	2/13/17	380	449
2 Federal National Mortgage Assn.	1.125%	4/27/17	1,600	1,631
2 Federal National Mortgage Assn.	5.000%	5/11/17	470	558
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,120	1,352
2 Federal National Mortgage Assn.	0.875%	8/28/17	350	352
2 Federal National Mortgage Assn.	0.875%	10/26/17	750	753
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	903
2 Federal National Mortgage Assn.	0.000%	10/9/19	450	398
1 Financing Corp.	10.700%	10/6/17	122	177
1 Financing Corp.	9.800%	4/6/18	200	289
1 Financing Corp.	10.350%	8/3/18	250	375
1 Financing Corp.	9.700%	4/5/19	50	75
NCUA Guaranteed Notes	3.000%	6/12/19	180	199
Private Export Funding Corp.	1.375%	2/15/17	250	258
Private Export Funding Corp.	2.250%	12/15/17	25	27
Private Export Funding Corp.	1.450%	8/15/19	75	76

Private Export Funding Corp.	2.050%	11/15/22	75	76
1 Tennessee Valley Authority	5.500%	7/18/17	125	152
1 Tennessee Valley Authority	3.875%	2/15/21	75	88
1 Tennessee Valley Authority	1.875%	8/15/22	125	126
				24,271
Total U.S. Government and Agency Obligations (Cost $274,016)				285,382
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
3 Vanguard Market Liquidity Fund
(Cost $5,531)	0.167%		5,531,000	5,531
Total Investments (100.2%) (Cost $279,547)				290,913
Other Assets and Liabilities-Net (-0.2%)				(525)
Net Assets (100%)				290,388

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	285,382	—
Temporary Cash Investments	5,531	—	—
Total	5,531	285,382	—

Intermediate-Term Government Bond Index Fund

C. At November 30, 2012, the cost of investment securities for tax purposes was $279,547,000. Net unrealized appreciation of investment securities for tax purposes was $11,366,000, consisting of unrealized gains of $11,370,000 on securities that had risen in value since their purchase and $4,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (91.8%)
	United States Treasury Note/Bond	1.625%	11/15/22	150	150
	United States Treasury Note/Bond	7.125%	2/15/23	1,849	2,821
	United States Treasury Note/Bond	6.250%	8/15/23	4,086	5,933
	United States Treasury Note/Bond	7.500%	11/15/24	1,045	1,687
	United States Treasury Note/Bond	7.625%	2/15/25	910	1,488
	United States Treasury Note/Bond	6.875%	8/15/25	1,713	2,678
	United States Treasury Note/Bond	6.000%	2/15/26	771	1,133
	United States Treasury Note/Bond	6.750%	8/15/26	475	746
	United States Treasury Note/Bond	6.500%	11/15/26	949	1,465
	United States Treasury Note/Bond	6.625%	2/15/27	458	716
	United States Treasury Note/Bond	6.375%	8/15/27	548	844
	United States Treasury Note/Bond	6.125%	11/15/27	2,550	3,855
	United States Treasury Note/Bond	5.500%	8/15/28	3,028	4,359
	United States Treasury Note/Bond	5.250%	11/15/28	1,614	2,272
	United States Treasury Note/Bond	5.250%	2/15/29	1,825	2,575
	United States Treasury Note/Bond	6.125%	8/15/29	2,254	3,481
	United States Treasury Note/Bond	6.250%	5/15/30	1,497	2,360
	United States Treasury Note/Bond	5.375%	2/15/31	3,885	5,656
	United States Treasury Note/Bond	4.500%	2/15/36	275	369
	United States Treasury Note/Bond	4.750%	2/15/37	875	1,217
	United States Treasury Note/Bond	5.000%	5/15/37	3,246	4,669
	United States Treasury Note/Bond	4.375%	2/15/38	5,149	6,811
	United States Treasury Note/Bond	4.500%	5/15/38	2,246	3,027
	United States Treasury Note/Bond	3.500%	2/15/39	4,560	5,264
	United States Treasury Note/Bond	4.250%	5/15/39	5,877	7,654
	United States Treasury Note/Bond	4.500%	8/15/39	3,320	4,490
	United States Treasury Note/Bond	4.375%	11/15/39	4,332	5,753
	United States Treasury Note/Bond	4.625%	2/15/40	5,092	7,024
	United States Treasury Note/Bond	4.375%	5/15/40	7,513	9,985
	United States Treasury Note/Bond	3.875%	8/15/40	5,728	7,035
	United States Treasury Note/Bond	4.250%	11/15/40	6,387	8,331
	United States Treasury Note/Bond	4.750%	2/15/41	3,803	5,352
	United States Treasury Note/Bond	4.375%	5/15/41	8,804	11,713
	United States Treasury Note/Bond	3.750%	8/15/41	6,145	7,382
	United States Treasury Note/Bond	3.125%	11/15/41	9,505	10,179
	United States Treasury Note/Bond	3.125%	2/15/42	6,310	6,751
	United States Treasury Note/Bond	3.000%	5/15/42	8,185	8,537
	United States Treasury Note/Bond	2.750%	8/15/42	9,010	8,911
	United States Treasury Note/Bond	2.750%	11/15/42	3,045	3,008
					177,681
Agency Bonds and Notes (7.1%)
1	Federal Home Loan Banks	5.500%	7/15/36	635	890
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	650	997
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	565	885
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	960	1,452
2	Federal National Mortgage Assn.	6.250%	5/15/29	450	657
2	Federal National Mortgage Assn.	7.125%	1/15/30	760	1,210
2	Federal National Mortgage Assn.	7.250%	5/15/30	795	1,287

2 Federal National Mortgage Assn.	6.625%	11/15/30	780	1,203
2 Federal National Mortgage Assn.	5.625%	7/15/37	375	551
Israel Government AID Bond	5.500%	9/18/23	125	166
Israel Government AID Bond	5.500%	12/4/23	277	367
Israel Government AID Bond	5.500%	4/26/24	525	701
Private Export Funding Corp.	2.450%	7/15/24	125	129
1 Tennessee Valley Authority	6.750%	11/1/25	480	708
1 Tennessee Valley Authority	7.125%	5/1/30	450	701
1 Tennessee Valley Authority	4.650%	6/15/35	225	275
1 Tennessee Valley Authority	5.880%	4/1/36	50	71
1 Tennessee Valley Authority	6.150%	1/15/38	225	334
1 Tennessee Valley Authority	5.500%	6/15/38	150	207
1 Tennessee Valley Authority	5.250%	9/15/39	117	157
1 Tennessee Valley Authority	4.875%	1/15/48	120	154
1 Tennessee Valley Authority	5.375%	4/1/56	340	472
1 Tennessee Valley Authority	4.625%	9/15/60	150	185
				13,759
Total U.S. Government and Agency Obligations (Cost $177,357)				191,440
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund
(Cost $2,477)	0.167%		2,477,472	2,477
Total Investments (100.2%) (Cost $179,834)				193,917
Other Assets and Liabilities-Net (-0.2%)				(324)
Net Assets (100%)				193,593

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Long-Term Government Bond Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	191,440	—
Temporary Cash Investments	2,477	—	—
Total	2,477	191,440	—

C. At November 30, 2012, the cost of investment securities for tax purposes was $179,834,000. Net unrealized appreciation of investment securities for tax purposes was $14,083,000, consisting of unrealized gains of $14,284,000 on securities that had risen in value since their purchase and $201,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond	0.250%	10/31/14	180	180
United States Treasury Note/Bond	0.375%	11/15/15	3,575	3,580
United States Treasury Note/Bond	0.750%	10/31/17	3,865	3,891
Total U.S. Government and Agency Obligations (Cost $7,649)				7,651
Corporate Bonds (98.8%)
Finance (43.8%)
Banking (32.2%)
Abbey National Treasury Services plc	2.875%	4/25/14	2,575	2,620
Abbey National Treasury Services plc	4.000%	4/27/16	3,275	3,450
American Express Bank FSB	6.000%	9/13/17	2,330	2,826
American Express Centurion Bank	0.875%	11/13/15	1,500	1,496
American Express Centurion Bank	5.950%	6/12/17	300	360
American Express Centurion Bank	6.000%	9/13/17	2,450	2,969
American Express Co.	7.250%	5/20/14	6,196	6,773
American Express Co.	5.500%	9/12/16	3,350	3,854
American Express Co.	6.150%	8/28/17	7,050	8,575
1 American Express Co.	6.800%	9/1/66	2,000	2,140
American Express Credit Corp.	5.125%	8/25/14	3,750	4,032
American Express Credit Corp.	1.750%	6/12/15	7,775	7,944
American Express Credit Corp.	2.750%	9/15/15	9,725	10,221
American Express Credit Corp.	2.800%	9/19/16	9,325	9,902
American Express Credit Corp.	2.375%	3/24/17	6,175	6,495
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	3,550	3,636
Bancolombia SA	4.250%	1/12/16	1,500	1,574
Bancolombia SA	5.950%	6/3/21	100	115
Bank of America Corp.	7.375%	5/15/14	18,740	20,352
Bank of America Corp.	4.500%	4/1/15	8,250	8,803
Bank of America Corp.	4.750%	8/1/15	1,200	1,299
Bank of America Corp.	7.750%	8/15/15	1,000	1,124
Bank of America Corp.	3.700%	9/1/15	10,350	10,917
Bank of America Corp.	1.500%	10/9/15	1,275	1,279
Bank of America Corp.	5.250%	12/1/15	4,000	4,312
Bank of America Corp.	3.625%	3/17/16	9,625	10,208
Bank of America Corp.	3.750%	7/12/16	15,200	16,253
Bank of America Corp.	6.500%	8/1/16	9,285	10,816
Bank of America Corp.	5.750%	8/15/16	2,000	2,186
Bank of America Corp.	7.800%	9/15/16	1,250	1,470
Bank of America Corp.	5.625%	10/14/16	6,775	7,707
Bank of America Corp.	5.420%	3/15/17	4,375	4,775
Bank of America Corp.	3.875%	3/22/17	8,800	9,564
Bank of America Corp.	6.000%	9/1/17	4,475	5,202
Bank of America NA	5.300%	3/15/17	6,325	6,999
Bank of America NA	6.100%	6/15/17	1,975	2,272
Bank of Montreal	1.750%	4/29/14	1,775	1,806
Bank of Montreal	0.800%	11/6/15	3,575	3,573
Bank of Montreal	2.500%	1/11/17	6,630	6,982
Bank of Montreal	1.400%	9/11/17	3,875	3,900
Bank of New York Mellon Corp.	4.300%	5/15/14	6,063	6,390

Bank of New York Mellon Corp.	1.700%	11/24/14	2,100	2,144
Bank of New York Mellon Corp.	3.100%	1/15/15	1,100	1,153
Bank of New York Mellon Corp.	1.200%	2/20/15	1,950	1,968
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,088
Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,165
Bank of New York Mellon Corp.	0.700%	10/23/15	3,975	3,964
Bank of New York Mellon Corp.	2.500%	1/15/16	1,325	1,390
Bank of New York Mellon Corp.	2.300%	7/28/16	11,000	11,524
Bank of New York Mellon Corp.	2.400%	1/17/17	1,500	1,581
Bank of New York Mellon Corp.	1.969%	6/20/17	550	570
Bank of Nova Scotia	2.375%	12/17/13	6,275	6,403
Bank of Nova Scotia	1.850%	1/12/15	4,290	4,399
Bank of Nova Scotia	3.400%	1/22/15	9,825	10,379
Bank of Nova Scotia	2.050%	10/7/15	2,875	2,983
Bank of Nova Scotia	0.750%	10/9/15	3,250	3,252
Bank of Nova Scotia	2.900%	3/29/16	4,000	4,276
Bank of Nova Scotia	2.550%	1/12/17	4,515	4,762
Barclays Bank plc	2.375%	1/13/14	3,825	3,892
Barclays Bank plc	5.200%	7/10/14	6,400	6,817
Barclays Bank plc	2.750%	2/23/15	9,050	9,342
Barclays Bank plc	3.900%	4/7/15	4,200	4,463
Barclays Bank plc	5.000%	9/22/16	5,950	6,688
BB&T Corp.	2.050%	4/28/14	1,925	1,962
BB&T Corp.	5.200%	12/23/15	4,115	4,595
BB&T Corp.	3.200%	3/15/16	5,925	6,267
BB&T Corp.	3.950%	4/29/16	2,100	2,305
BB&T Corp.	2.150%	3/22/17	5,975	6,192
BB&T Corp.	4.900%	6/30/17	1,000	1,114
BB&T Corp.	1.600%	8/15/17	2,400	2,426
BBVA US Senior SAU	3.250%	5/16/14	1,925	1,925
BBVA US Senior SAU	4.664%	10/9/15	9,150	9,310
Bear Stearns Cos. LLC	5.700%	11/15/14	3,152	3,424
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,330
Bear Stearns Cos. LLC	5.550%	1/22/17	4,300	4,843
Bear Stearns Cos. LLC	6.400%	10/2/17	7,725	9,341
BNP Paribas SA	3.250%	3/11/15	8,195	8,548
BNP Paribas SA	3.600%	2/23/16	10,300	10,930
BNP Paribas SA	2.375%	9/14/17	6,925	7,046
Canadian Imperial Bank of Commerce	0.900%	10/1/15	500	502
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,820	8,174
Capital One Financial Corp.	7.375%	5/23/14	4,725	5,165
Capital One Financial Corp.	2.125%	7/15/14	3,840	3,911
Capital One Financial Corp.	2.150%	3/23/15	6,575	6,712
Capital One Financial Corp.	1.000%	11/6/15	3,100	3,081
Capital One Financial Corp.	3.150%	7/15/16	5,550	5,916
Capital One Financial Corp.	6.150%	9/1/16	3,500	4,026
Capital One Financial Corp.	6.750%	9/15/17	1,300	1,594
Citigroup Inc.	6.000%	12/13/13	11,580	12,167
Citigroup Inc.	6.375%	8/12/14	11,700	12,664
Citigroup Inc.	5.000%	9/15/14	11,775	12,386
Citigroup Inc.	5.500%	10/15/14	11,725	12,603
Citigroup Inc.	6.010%	1/15/15	4,600	5,037
Citigroup Inc.	2.650%	3/2/15	5,900	6,072
Citigroup Inc.	4.875%	5/7/15	3,750	3,997
Citigroup Inc.	4.750%	5/19/15	10,860	11,747
Citigroup Inc.	4.700%	5/29/15	3,900	4,206
Citigroup Inc.	4.587%	12/15/15	6,825	7,451

Citigroup Inc.	5.300%	1/7/16	3,575	3,970
Citigroup Inc.	3.953%	6/15/16	6,165	6,626
Citigroup Inc.	4.450%	1/10/17	12,800	14,194
Citigroup Inc.	5.500%	2/15/17	6,175	6,841
Citigroup Inc.	6.000%	8/15/17	5,226	6,151
Citigroup Inc.	6.125%	11/21/17	13,820	16,437
Comerica Bank	5.750%	11/21/16	2,225	2,589
Comerica Bank	5.200%	8/22/17	1,675	1,940
Comerica Inc.	4.800%	5/1/15	1,500	1,623
Comerica Inc.	3.000%	9/16/15	725	766
Commonwealth Bank of Australia	1.950%	3/16/15	8,250	8,459
Commonwealth Bank of Australia	1.250%	9/18/15	5,225	5,273
Commonwealth Bank of Australia	1.900%	9/18/17	4,175	4,274
Compass Bank	6.400%	10/1/17	1,500	1,625
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.850%	1/10/14	4,800	4,866
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	6,475	6,680
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	9,875	10,613
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,761
Credit Suisse	2.200%	1/14/14	8,650	8,751
Credit Suisse	5.500%	5/1/14	7,025	7,488
Credit Suisse	3.500%	3/23/15	4,475	4,733
Credit Suisse USA Inc.	4.875%	1/15/15	5,600	6,051
Credit Suisse USA Inc.	5.125%	8/15/15	10,820	11,992
Credit Suisse USA Inc.	5.375%	3/2/16	4,625	5,230
Credit Suisse USA Inc.	5.850%	8/16/16	2,600	3,009
Deutsche Bank AG	3.875%	8/18/14	3,305	3,479
Deutsche Bank AG	3.450%	3/30/15	3,865	4,088
Deutsche Bank AG	3.250%	1/11/16	11,760	12,492
Deutsche Bank AG	6.000%	9/1/17	10,325	12,412
Deutsche Bank Financial LLC	5.375%	3/2/15	2,500	2,665
Fifth Third Bancorp	3.625%	1/25/16	6,550	7,022
Fifth Third Bancorp	5.450%	1/15/17	295	333
Fifth Third Bank	4.750%	2/1/15	1,125	1,210
First Horizon National Corp.	5.375%	12/15/15	2,025	2,211
First Tennessee Bank NA	5.050%	1/15/15	225	235
First Tennessee Bank NA	5.650%	4/1/16	1,500	1,643
Goldman Sachs Group Inc.	5.150%	1/15/14	5,700	5,952
Goldman Sachs Group Inc.	6.000%	5/1/14	13,025	13,903
Goldman Sachs Group Inc.	5.000%	10/1/14	2,900	3,095
Goldman Sachs Group Inc.	5.500%	11/15/14	500	540
Goldman Sachs Group Inc.	5.125%	1/15/15	10,700	11,508
Goldman Sachs Group Inc.	3.300%	5/3/15	6,600	6,874
Goldman Sachs Group Inc.	3.700%	8/1/15	11,775	12,416
Goldman Sachs Group Inc.	1.600%	11/23/15	1,900	1,903
Goldman Sachs Group Inc.	5.350%	1/15/16	7,925	8,793
Goldman Sachs Group Inc.	3.625%	2/7/16	15,250	16,129
Goldman Sachs Group Inc.	5.750%	10/1/16	3,150	3,589
Goldman Sachs Group Inc.	5.625%	1/15/17	12,550	13,750
Goldman Sachs Group Inc.	6.250%	9/1/17	10,225	11,949
HSBC Bank USA NA	4.625%	4/1/14	4,125	4,316
HSBC Bank USA NA	6.000%	8/9/17	2,625	3,066
HSBC USA Inc.	2.375%	2/13/15	8,225	8,452
JPMorgan Chase & Co.	5.375%	1/15/14	2,250	2,368
JPMorgan Chase & Co.	2.050%	1/24/14	6,360	6,457

JPMorgan Chase & Co.	4.875%	3/15/14	3,040	3,191
JPMorgan Chase & Co.	4.650%	6/1/14	6,164	6,508
JPMorgan Chase & Co.	5.125%	9/15/14	8,500	9,066
JPMorgan Chase & Co.	3.700%	1/20/15	20,725	21,801
JPMorgan Chase & Co.	4.750%	3/1/15	7,375	7,945
JPMorgan Chase & Co.	1.875%	3/20/15	3,025	3,070
JPMorgan Chase & Co.	5.250%	5/1/15	1,500	1,633
JPMorgan Chase & Co.	3.400%	6/24/15	500	527
JPMorgan Chase & Co.	5.150%	10/1/15	5,299	5,823
JPMorgan Chase & Co.	1.100%	10/15/15	11,150	11,107
JPMorgan Chase & Co.	2.600%	1/15/16	2,075	2,162
JPMorgan Chase & Co.	3.450%	3/1/16	9,625	10,245
JPMorgan Chase & Co.	3.150%	7/5/16	17,125	18,096
JPMorgan Chase & Co.	6.125%	6/27/17	2,000	2,338
JPMorgan Chase & Co.	2.000%	8/15/17	15,800	16,043
JPMorgan Chase Bank NA	6.000%	10/1/17	9,585	11,321
KeyBank NA	5.800%	7/1/14	3,475	3,732
KeyBank NA	4.950%	9/15/15	1,000	1,091
KeyBank NA	5.450%	3/3/16	2,500	2,808
KeyCorp	3.750%	8/13/15	3,450	3,693
Lloyds TSB Bank plc	4.875%	1/21/16	5,500	6,083
Lloyds TSB Bank plc	4.200%	3/28/17	3,050	3,366
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,489
MBNA Corp.	5.000%	6/15/15	2,800	3,015
Merrill Lynch & Co. Inc.	5.000%	2/3/14	4,075	4,240
Merrill Lynch & Co. Inc.	5.450%	7/15/14	4,300	4,564
Merrill Lynch & Co. Inc.	5.000%	1/15/15	3,775	4,034
Merrill Lynch & Co. Inc.	6.050%	5/16/16	6,350	7,002
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,060	5,477
Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,300	10,873
Morgan Stanley	2.875%	1/24/14	4,325	4,405
Morgan Stanley	4.750%	4/1/14	12,900	13,335
Morgan Stanley	6.000%	5/13/14	7,600	8,055
Morgan Stanley	2.875%	7/28/14	7,450	7,623
Morgan Stanley	4.200%	11/20/14	2,750	2,872
Morgan Stanley	4.100%	1/26/15	8,775	9,117
Morgan Stanley	6.000%	4/28/15	6,150	6,701
Morgan Stanley	4.000%	7/24/15	6,425	6,712
Morgan Stanley	5.375%	10/15/15	7,705	8,365
Morgan Stanley	3.450%	11/2/15	3,000	3,097
Morgan Stanley	3.800%	4/29/16	5,850	6,083
Morgan Stanley	5.750%	10/18/16	4,575	5,058
Morgan Stanley	5.450%	1/9/17	5,700	6,265
Morgan Stanley	4.750%	3/22/17	11,225	12,139
Morgan Stanley	5.550%	4/27/17	8,355	9,223
Morgan Stanley	6.250%	8/28/17	3,875	4,385
Murray Street Investment Trust I	4.647%	3/9/17	5,825	6,255
National Australia Bank Ltd.	2.000%	3/9/15	6,450	6,615
National Australia Bank Ltd.	1.600%	8/7/15	4,925	5,003
National Australia Bank Ltd.	2.750%	3/9/17	2,950	3,121
National Bank of Canada	1.500%	6/26/15	4,000	4,068
National Bank of Canada	1.450%	11/7/17	2,750	2,767
National City Corp.	4.900%	1/15/15	1,025	1,110
PNC Bank NA	5.250%	1/15/17	3,000	3,454
PNC Bank NA	4.875%	9/21/17	2,225	2,578
PNC Funding Corp.	5.400%	6/10/14	1,850	1,982
PNC Funding Corp.	3.625%	2/8/15	5,300	5,618

PNC Funding Corp.	4.250%	9/21/15	3,830	4,176
PNC Funding Corp.	5.250%	11/15/15	1,000	1,118
PNC Funding Corp.	2.700%	9/19/16	7,875	8,354
PNC Funding Corp.	5.625%	2/1/17	1,950	2,264
Regions Financial Corp.	7.750%	11/10/14	1,150	1,265
Regions Financial Corp.	5.750%	6/15/15	2,500	2,688
Royal Bank of Canada	1.450%	10/30/14	12,800	13,015
Royal Bank of Canada	1.150%	3/13/15	1,350	1,364
Royal Bank of Canada	0.800%	10/30/15	1,775	1,776
Royal Bank of Canada	2.625%	12/15/15	11,725	12,336
Royal Bank of Canada	2.875%	4/19/16	875	929
Royal Bank of Canada	2.300%	7/20/16	2,425	2,535
Royal Bank of Scotland Group plc	2.550%	9/18/15	10,500	10,728
Royal Bank of Scotland plc	3.250%	1/11/14	1,350	1,378
Royal Bank of Scotland plc	4.875%	3/16/15	5,045	5,422
Royal Bank of Scotland plc	3.950%	9/21/15	3,150	3,358
Royal Bank of Scotland plc	4.375%	3/16/16	4,500	4,914
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,896
Societe Generale SA	2.750%	10/12/17	4,075	4,112
State Street Corp.	4.300%	5/30/14	755	797
State Street Corp.	2.875%	3/7/16	8,050	8,581
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,250	3,280
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	3,375	3,458
SunTrust Bank	5.000%	9/1/15	1,925	2,110
SunTrust Banks Inc.	3.600%	4/15/16	6,475	6,928
SunTrust Banks Inc.	3.500%	1/20/17	1,850	1,996
Svenska Handelsbanken AB	3.125%	7/12/16	2,500	2,662
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,787
Toronto-Dominion Bank	1.375%	7/14/14	3,840	3,895
Toronto-Dominion Bank	2.500%	7/14/16	4,110	4,324
Toronto-Dominion Bank	2.375%	10/19/16	7,935	8,349
UBS AG	2.250%	1/28/14	3,425	3,478
UBS AG	3.875%	1/15/15	5,175	5,465
UBS AG	7.000%	10/15/15	1,000	1,111
UBS AG	5.875%	7/15/16	5,400	6,034
UBS AG	7.375%	6/15/17	200	232
Union Bank NA	2.125%	12/16/13	450	457
Union Bank NA	5.950%	5/11/16	2,050	2,323
Union Bank NA	3.000%	6/6/16	3,800	4,028
Union Bank NA	2.125%	6/16/17	1,175	1,210
US Bancorp	4.200%	5/15/14	5,725	6,021
US Bancorp	2.875%	11/20/14	1,200	1,252
US Bancorp	3.150%	3/4/15	3,150	3,323
US Bancorp	2.450%	7/27/15	4,375	4,578
US Bancorp	3.442%	2/1/16	2,250	2,376
US Bancorp	2.200%	11/15/16	5,675	5,943
US Bancorp	1.650%	5/15/17	3,300	3,369
US Bank NA	6.300%	2/4/14	3,150	3,355
US Bank NA	4.950%	10/30/14	3,360	3,619
US Bank NA	4.800%	4/15/15	2,100	2,302
1 US Bank NA	3.778%	4/29/20	1,250	1,328
Vesey Street Investment Trust I	4.404%	9/1/16	1,375	1,486
Wachovia Bank NA	4.800%	11/1/14	950	1,019
Wachovia Bank NA	4.875%	2/1/15	4,150	4,486
Wachovia Bank NA	5.000%	8/15/15	500	548
Wachovia Bank NA	5.600%	3/15/16	1,823	2,046
Wachovia Bank NA	6.000%	11/15/17	5,400	6,466

Wachovia Corp.	4.875%	2/15/14	2,350	2,451
Wachovia Corp.	5.250%	8/1/14	4,575	4,882
Wachovia Corp.	5.625%	10/15/16	6,200	7,119
Wachovia Corp.	5.750%	6/15/17	11,525	13,696
Wells Fargo & Co.	4.625%	4/15/14	5,000	5,235
Wells Fargo & Co.	3.750%	10/1/14	10,450	11,044
Wells Fargo & Co.	1.250%	2/13/15	8,825	8,894
Wells Fargo & Co.	3.625%	4/15/15	3,370	3,588
Wells Fargo & Co.	1.500%	7/1/15	7,675	7,771
Wells Fargo & Co.	3.676%	6/15/16	6,700	7,270
Wells Fargo & Co.	5.125%	9/15/16	2,000	2,270
Wells Fargo & Co.	2.625%	12/15/16	8,900	9,402
Wells Fargo & Co.	2.100%	5/8/17	2,500	2,584
Wells Fargo Bank NA	4.750%	2/9/15	500	538
Wells Fargo Bank NA	5.750%	5/16/16	3,250	3,720
Westpac Banking Corp.	1.850%	12/9/13	3,975	4,032
Westpac Banking Corp.	4.200%	2/27/15	2,725	2,927
Westpac Banking Corp.	3.000%	8/4/15	9,775	10,323
Westpac Banking Corp.	1.125%	9/25/15	5,425	5,462
Westpac Banking Corp.	3.000%	12/9/15	5,050	5,354
Westpac Banking Corp.	2.000%	8/14/17	5,925	6,127
Zions Bancorporation	4.500%	3/27/17	2,000	2,095

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	1,900	2,151
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,308
BlackRock Inc.	3.500%	12/10/14	3,275	3,464
BlackRock Inc.	1.375%	6/1/15	1,300	1,321
BlackRock Inc.	6.250%	9/15/17	2,950	3,603
Charles Schwab Corp.	4.950%	6/1/14	2,875	3,055
Franklin Resources Inc.	3.125%	5/20/15	150	158
Franklin Resources Inc.	1.375%	9/15/17	1,700	1,717
Jefferies Group Inc.	5.875%	6/8/14	100	105
Jefferies Group Inc.	3.875%	11/9/15	1,900	1,945
Jefferies Group Inc.	5.500%	3/15/16	2,000	2,125
Lazard Group LLC	7.125%	5/15/15	1,375	1,527
Lazard Group LLC	6.850%	6/15/17	1,600	1,842
Nomura Holdings Inc.	5.000%	3/4/15	2,950	3,122
Nomura Holdings Inc.	4.125%	1/19/16	6,420	6,730
Raymond James Financial Inc.	4.250%	4/15/16	300	317
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,128

Finance Companies (3.9%)
Block Financial LLC	5.125%	10/30/14	950	1,006
Discover Financial Services	6.450%	6/12/17	1,175	1,377
GATX Corp.	8.750%	5/15/14	1,100	1,216
GATX Corp.	4.750%	5/15/15	170	182
GATX Corp.	3.500%	7/15/16	2,000	2,096
1 GE Capital Trust I	6.375%	11/15/67	1,675	1,767
General Electric Capital Corp.	2.100%	1/7/14	6,200	6,304
General Electric Capital Corp.	5.900%	5/13/14	7,950	8,542
General Electric Capital Corp.	4.750%	9/15/14	5,200	5,576
General Electric Capital Corp.	3.750%	11/14/14	3,925	4,152
General Electric Capital Corp.	2.150%	1/9/15	12,325	12,650
General Electric Capital Corp.	4.875%	3/4/15	1,240	1,347
General Electric Capital Corp.	3.500%	6/29/15	3,725	3,959
General Electric Capital Corp.	1.625%	7/2/15	15,100	15,314

General Electric Capital Corp.	4.375%	9/21/15	2,000	2,182
General Electric Capital Corp.	2.250%	11/9/15	19,675	20,338
General Electric Capital Corp.	5.000%	1/8/16	1,565	1,747
General Electric Capital Corp.	2.950%	5/9/16	12,175	12,847
General Electric Capital Corp.	3.350%	10/17/16	3,000	3,224
General Electric Capital Corp.	2.900%	1/9/17	7,000	7,414
General Electric Capital Corp.	5.400%	2/15/17	5,000	5,768
General Electric Capital Corp.	2.300%	4/27/17	7,350	7,587
General Electric Capital Corp.	5.625%	9/15/17	7,990	9,428
General Electric Capital Corp.	1.600%	11/20/17	800	799
1 General Electric Capital Corp.	6.375%	11/15/67	6,350	6,715
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	3,700	3,663
HSBC Finance Corp.	5.250%	1/15/14	525	549
HSBC Finance Corp.	5.250%	4/15/15	1,600	1,738
HSBC Finance Corp.	5.000%	6/30/15	11,995	13,038
HSBC Finance Corp.	5.500%	1/19/16	5,600	6,216
SLM Corp.	5.375%	5/15/14	2,925	3,067
SLM Corp.	5.000%	4/15/15	1,875	1,978
SLM Corp.	6.250%	1/25/16	8,500	9,239
SLM Corp.	6.000%	1/25/17	2,775	2,994
SLM Corp.	4.625%	9/25/17	3,200	3,273

Insurance (4.6%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,525	2,723
ACE INA Holdings Inc.	5.600%	5/15/15	2,450	2,729
ACE INA Holdings Inc.	2.600%	11/23/15	3,940	4,121
ACE INA Holdings Inc.	5.700%	2/15/17	1,000	1,181
Aegon NV	4.625%	12/1/15	3,275	3,591
Aetna Inc.	6.000%	6/15/16	4,465	5,210
Aetna Inc.	1.750%	5/15/17	100	102
Aetna Inc.	1.500%	11/15/17	425	428
Aflac Inc.	3.450%	8/15/15	1,575	1,681
Aflac Inc.	2.650%	2/15/17	2,400	2,531
Allied World Assurance Co. Ltd.	7.500%	8/1/16	1,670	1,975
Allstate Corp.	5.000%	8/15/14	5,082	5,467
1 Allstate Corp.	6.125%	5/15/67	1,400	1,446
American International Group Inc.	4.250%	9/15/14	5,015	5,296
American International Group Inc.	3.000%	3/20/15	6,475	6,734
American International Group Inc.	2.375%	8/24/15	700	713
American International Group Inc.	5.050%	10/1/15	4,175	4,581
American International Group Inc.	4.875%	9/15/16	1,600	1,791
American International Group Inc.	5.600%	10/18/16	875	993
American International Group Inc.	3.800%	3/22/17	3,100	3,334
American International Group Inc.	5.450%	5/18/17	6,375	7,299
Aon Corp.	3.500%	9/30/15	3,675	3,886
Assurant Inc.	5.625%	2/15/14	350	365
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,550	2,745
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,269
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	4,675	4,777
Berkshire Hathaway Inc.	3.200%	2/11/15	9,400	9,892
Berkshire Hathaway Inc.	2.200%	8/15/16	3,500	3,658
Berkshire Hathaway Inc.	1.900%	1/31/17	4,200	4,343
1 Chubb Corp.	6.375%	3/29/67	2,825	3,009
Cigna Corp.	2.750%	11/15/16	4,975	5,242
CNA Financial Corp.	5.850%	12/15/14	1,850	2,011
CNA Financial Corp.	6.500%	8/15/16	1,000	1,153
Coventry Health Care Inc.	6.300%	8/15/14	200	217

Coventry Health Care Inc.	5.950%	3/15/17	1,500	1,754
Genworth Financial Inc.	5.750%	6/15/14	1,760	1,826
Genworth Financial Inc.	4.950%	10/1/15	1,000	1,041
Genworth Financial Inc.	8.625%	12/15/16	1,525	1,754
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,220	3,389
Hartford Financial Services Group Inc.	5.375%	3/15/17	1,675	1,901
Humana Inc.	6.450%	6/1/16	675	773
Jefferson-Pilot Corp.	4.750%	1/30/14	1,525	1,587
Kemper Corp.	6.000%	11/30/15	200	216
Kemper Corp.	6.000%	5/15/17	2,450	2,662
Lincoln National Corp.	4.300%	6/15/15	400	430
1 Lincoln National Corp.	7.000%	5/17/66	2,375	2,399
1 Lincoln National Corp.	6.050%	4/20/67	900	889
Loews Corp.	5.250%	3/15/16	575	646
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,865
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	2,282	2,566
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,483
MetLife Inc.	2.375%	2/6/14	11,475	11,720
MetLife Inc.	5.000%	6/15/15	2,925	3,231
MetLife Inc.	6.750%	6/1/16	2,200	2,625
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	107
Principal Financial Group Inc.	7.875%	5/15/14	3,550	3,905
Principal Financial Group Inc.	1.850%	11/15/17	825	829
2 Principal Life Global Funding I	5.125%	10/15/13	175	182
1 Progressive Corp.	6.700%	6/15/67	2,075	2,225
Prudential Financial Inc.	4.750%	4/1/14	290	304
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,066
Prudential Financial Inc.	3.875%	1/14/15	1,160	1,229
Prudential Financial Inc.	6.200%	1/15/15	400	442
Prudential Financial Inc.	4.750%	9/17/15	6,850	7,542
Prudential Financial Inc.	5.500%	3/15/16	725	821
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,386
Torchmark Corp.	6.375%	6/15/16	1,500	1,690
Transatlantic Holdings Inc.	5.750%	12/14/15	2,725	3,025
Travelers Cos. Inc.	5.500%	12/1/15	1,540	1,747
Travelers Cos. Inc.	6.250%	6/20/16	1,490	1,755
UnitedHealth Group Inc.	5.000%	8/15/14	600	643
UnitedHealth Group Inc.	4.875%	3/15/15	3,756	4,099
UnitedHealth Group Inc.	0.850%	10/15/15	1,200	1,201
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,957
UnitedHealth Group Inc.	1.875%	11/15/16	3,550	3,673
UnitedHealth Group Inc.	1.400%	10/15/17	2,000	2,014
WellPoint Inc.	6.000%	2/15/14	2,570	2,734
WellPoint Inc.	1.250%	9/10/15	3,750	3,776
WellPoint Inc.	5.250%	1/15/16	4,300	4,807
WellPoint Inc.	2.375%	2/15/17	1,000	1,039
WellPoint Inc.	5.875%	6/15/17	1,875	2,220
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,788
Willis North America Inc.	5.625%	7/15/15	275	300
Willis North America Inc.	6.200%	3/28/17	245	280
XL Group plc	5.250%	9/15/14	2,250	2,397

Other Finance (0.3%)
CME Group Inc.	5.750%	2/15/14	2,787	2,955
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,500	1,566
NYSE Euronext	2.000%	10/5/17	2,950	3,030

ORIX Corp.	4.710%	4/27/15	2,250	2,393
ORIX Corp.	5.000%	1/12/16	1,775	1,925
ORIX Corp.	3.750%	3/9/17	1,950	2,035
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,842

Real Estate Investment Trusts (2.1%)
AvalonBay Communities Inc.	5.750%	9/15/16	500	581
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,568
BioMed Realty LP	3.850%	4/15/16	1,900	2,012
Boston Properties LP	5.625%	4/15/15	3,400	3,754
Brandywine Operating Partnership LP	6.000%	4/1/16	600	668
Brandywine Operating Partnership LP	5.700%	5/1/17	500	559
BRE Properties Inc.	5.500%	3/15/17	825	943
CommonWealth REIT	5.750%	11/1/15	864	929
CommonWealth REIT	6.250%	8/15/16	1,400	1,549
CommonWealth REIT	6.250%	6/15/17	1,000	1,101
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,673
Duke Realty LP	7.375%	2/15/15	850	952
Duke Realty LP	5.950%	2/15/17	2,000	2,290
ERP Operating LP	5.250%	9/15/14	350	377
ERP Operating LP	6.584%	4/13/15	1,000	1,125
ERP Operating LP	5.125%	3/15/16	5,425	6,087
ERP Operating LP	5.750%	6/15/17	3,225	3,856
HCP Inc.	5.650%	12/15/13	100	105
HCP Inc.	2.700%	2/1/14	2,725	2,777
HCP Inc.	3.750%	2/1/16	8,025	8,516
HCP Inc.	6.000%	1/30/17	300	345
Health Care REIT Inc.	3.625%	3/15/16	4,425	4,672
Health Care REIT Inc.	6.200%	6/1/16	1,575	1,802
Health Care REIT Inc.	4.700%	9/15/17	2,800	3,121
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,127
Hospitality Properties Trust	7.875%	8/15/14	330	355
Hospitality Properties Trust	5.125%	2/15/15	2,525	2,661
Hospitality Properties Trust	5.625%	3/15/17	575	638
Kilroy Realty LP	5.000%	11/3/15	1,125	1,229
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,237
Kimco Realty Corp.	5.700%	5/1/17	1,000	1,160
Liberty Property LP	5.125%	3/2/15	2,350	2,524
Liberty Property LP	5.500%	12/15/16	113	128
Liberty Property LP	6.625%	10/1/17	450	541
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,001
ProLogis LP	7.625%	8/15/14	1,160	1,265
ProLogis LP	6.250%	3/15/17	650	749
ProLogis LP	4.500%	8/15/17	1,200	1,304
Realty Income Corp.	5.950%	9/15/16	1,000	1,153
Regency Centers LP	5.250%	8/1/15	1,750	1,914
Regency Centers LP	5.875%	6/15/17	300	346
Senior Housing Properties Trust	4.300%	1/15/16	320	331
Simon Property Group LP	6.750%	5/15/14	3,445	3,692
Simon Property Group LP	4.200%	2/1/15	7,650	8,154
Simon Property Group LP	5.100%	6/15/15	175	193
Simon Property Group LP	5.250%	12/1/16	3,150	3,616
Simon Property Group LP	2.800%	1/30/17	2,975	3,161
Simon Property Group LP	5.875%	3/1/17	86	102
Simon Property Group LP	2.150%	9/15/17	1,950	2,026
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	4,000	4,215
Vornado Realty LP	4.250%	4/1/15	2,520	2,651

				2,121,843
Industrial (48.4%)
Basic Industry (3.7%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,425	1,484
Air Products & Chemicals Inc.	1.200%	10/15/17	1,625	1,633
Airgas Inc.	4.500%	9/15/14	1,600	1,696
Airgas Inc.	3.250%	10/1/15	950	1,010
Airgas Inc.	2.950%	6/15/16	500	529
Alcoa Inc.	5.550%	2/1/17	2,600	2,876
Barrick Gold Corp.	1.750%	5/30/14	1,350	1,369
Barrick Gold Corp.	2.900%	5/30/16	8,675	9,144
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,140	6,547
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	7,000	7,085
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	4,200	4,230
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	4,650	4,824
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	6,779	6,951
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	352
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,611
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,170
Dow Chemical Co.	7.600%	5/15/14	4,500	4,935
Dow Chemical Co.	5.900%	2/15/15	3,650	4,041
Dow Chemical Co.	2.500%	2/15/16	4,525	4,708
Eastman Chemical Co.	3.000%	12/15/15	250	263
Eastman Chemical Co.	2.400%	6/1/17	5,700	5,890
Ecolab Inc.	2.375%	12/8/14	3,250	3,356
Ecolab Inc.	1.000%	8/9/15	2,300	2,304
Ecolab Inc.	3.000%	12/8/16	5,400	5,756
EI du Pont de Nemours & Co.	1.750%	3/25/14	4,275	4,351
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	478
EI du Pont de Nemours & Co.	3.250%	1/15/15	5,350	5,655
EI du Pont de Nemours & Co.	1.950%	1/15/16	875	906
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,521
EI du Pont de Nemours & Co.	5.250%	12/15/16	875	1,016
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	1,475	1,487
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,500	1,533
Georgia-Pacific LLC	7.700%	6/15/15	750	865
International Paper Co.	7.400%	6/15/14	2,800	3,045
International Paper Co.	5.300%	4/1/15	1,200	1,307
Lubrizol Corp.	5.500%	10/1/14	1,500	1,630
Monsanto Co.	2.750%	4/15/16	750	797
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	4,025	4,291
Praxair Inc.	4.375%	3/31/14	2,700	2,837
Praxair Inc.	5.250%	11/15/14	3,250	3,542
Praxair Inc.	4.625%	3/30/15	1,925	2,102
Praxair Inc.	5.200%	3/15/17	2,125	2,498
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	768
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,300	13,711
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	1,225	1,257
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	625	651
Rio Tinto Finance USA plc	1.125%	3/20/15	2,725	2,748
Rio Tinto Finance USA plc	2.000%	3/22/17	2,325	2,393
Rio Tinto Finance USA plc	1.625%	8/21/17	7,300	7,386
Rohm & Haas Co.	6.000%	9/15/17	3,475	4,107
Teck Resources Ltd.	3.150%	1/15/17	825	860
Teck Resources Ltd.	3.850%	8/15/17	1,900	2,042
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,690
Vale Overseas Ltd.	6.250%	1/11/16	1,575	1,778

Vale Overseas Ltd.	6.250%	1/23/17	5,500	6,363
Xstrata Canada Corp.	6.000%	10/15/15	1,475	1,635
Xstrata Canada Corp.	5.500%	6/15/17	900	1,014

Capital Goods (4.3%)
3M Co.	1.375%	9/29/16	3,025	3,093
3M Co.	1.000%	6/26/17	2,600	2,622
ABB Finance USA Inc.	1.625%	5/8/17	1,100	1,117
2 ADT Corp.	2.250%	7/15/17	3,400	3,445
Bemis Co. Inc.	5.650%	8/1/14	800	859
Black & Decker Corp.	5.750%	11/15/16	2,400	2,788
Boeing Capital Corp.	3.250%	10/27/14	3,350	3,525
Boeing Capital Corp.	2.125%	8/15/16	4,450	4,655
Boeing Co.	5.000%	3/15/14	300	317
Boeing Co.	3.750%	11/20/16	1,731	1,920
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,934	10,594
Caterpillar Financial Services Corp.	1.375%	5/20/14	7,375	7,466
Caterpillar Financial Services Corp.	1.125%	12/15/14	4,775	4,835
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	657
Caterpillar Financial Services Corp.	2.650%	4/1/16	2,000	2,110
Caterpillar Financial Services Corp.	2.050%	8/1/16	6,875	7,104
Caterpillar Financial Services Corp.	1.250%	11/6/17	1,975	1,984
Caterpillar Inc.	7.000%	12/15/13	1,000	1,066
Caterpillar Inc.	1.375%	5/27/14	2,800	2,836
Caterpillar Inc.	0.950%	6/26/15	725	730
Caterpillar Inc.	5.700%	8/15/16	300	351
Caterpillar Inc.	1.500%	6/26/17	6,300	6,429
Cooper US Inc.	5.450%	4/1/15	1,300	1,422
Cooper US Inc.	2.375%	1/15/16	550	568
CRH America Inc.	4.125%	1/15/16	1,250	1,308
CRH America Inc.	6.000%	9/30/16	5,000	5,620
Danaher Corp.	2.300%	6/23/16	3,100	3,253
Deere & Co.	6.950%	4/25/14	125	136
Dover Corp.	4.875%	10/15/15	175	195
Eaton Corp.	5.300%	3/15/17	2,000	2,309
Embraer Overseas Ltd.	6.375%	1/24/17	1,600	1,808
Emerson Electric Co.	5.125%	12/1/16	375	437
Emerson Electric Co.	5.375%	10/15/17	5,000	5,947
General Dynamics Corp.	5.250%	2/1/14	4,540	4,778
General Dynamics Corp.	1.375%	1/15/15	3,775	3,834
General Dynamics Corp.	1.000%	11/15/17	4,350	4,331
General Electric Co.	0.850%	10/9/15	6,075	6,075
Harsco Corp.	2.700%	10/15/15	1,400	1,416
Honeywell International Inc.	3.875%	2/15/14	6,700	6,965
Honeywell International Inc.	5.400%	3/15/16	275	316
Honeywell International Inc.	5.300%	3/15/17	200	235
Illinois Tool Works Inc.	5.150%	4/1/14	3,525	3,741
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	4,550	5,065
John Deere Capital Corp.	1.600%	3/3/14	6,900	6,997
John Deere Capital Corp.	1.250%	12/2/14	2,375	2,410
John Deere Capital Corp.	2.950%	3/9/15	3,150	3,314
John Deere Capital Corp.	0.875%	4/17/15	1,900	1,907
John Deere Capital Corp.	0.700%	9/4/15	1,700	1,702
John Deere Capital Corp.	2.250%	6/7/16	1,600	1,677
John Deere Capital Corp.	1.850%	9/15/16	3,200	3,300
John Deere Capital Corp.	2.000%	1/13/17	3,410	3,556
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,889

John Deere Capital Corp.	1.200%	10/10/17	300	302
Joy Global Inc.	6.000%	11/15/16	400	458
L-3 Communications Corp.	3.950%	11/15/16	1,725	1,870
Lockheed Martin Corp.	7.650%	5/1/16	500	602
Lockheed Martin Corp.	2.125%	9/15/16	3,600	3,757
Northrop Grumman Corp.	3.700%	8/1/14	1,025	1,077
Northrop Grumman Corp.	1.850%	11/15/15	1,750	1,797
Owens Corning	6.500%	12/1/16	2,882	3,263
2 Pentair Finance SA	1.875%	9/15/17	700	701
Raytheon Co.	1.400%	12/15/14	3,450	3,502
Raytheon Co.	1.625%	10/15/15	200	205
Roper Industries Inc.	1.850%	11/15/17	1,325	1,328
Textron Inc.	4.625%	9/21/16	2,000	2,191
2 Turlock Corp.	1.500%	11/2/17	4,300	4,315
United Technologies Corp.	4.875%	5/1/15	4,450	4,895
United Technologies Corp.	1.200%	6/1/15	5,325	5,406
United Technologies Corp.	1.800%	6/1/17	6,900	7,114
Waste Management Inc.	5.000%	3/15/14	100	105
Waste Management Inc.	6.375%	3/11/15	534	598
Waste Management Inc.	2.600%	9/1/16	3,921	4,135

Communication (7.6%)
Alltel Corp.	7.000%	3/15/16	1,500	1,793
America Movil SAB de CV	5.500%	3/1/14	3,475	3,674
America Movil SAB de CV	3.625%	3/30/15	4,500	4,792
America Movil SAB de CV	2.375%	9/8/16	8,075	8,434
America Movil SAB de CV	5.625%	11/15/17	1,125	1,357
American Tower Corp.	4.625%	4/1/15	2,100	2,243
American Tower Corp.	7.000%	10/15/17	1,850	2,229
AT&T Inc.	5.100%	9/15/14	7,450	8,039
AT&T Inc.	2.500%	8/15/15	12,375	12,909
AT&T Inc.	2.950%	5/15/16	7,850	8,337
AT&T Inc.	5.625%	6/15/16	3,170	3,665
AT&T Inc.	2.400%	8/15/16	11,700	12,245
AT&T Inc.	1.600%	2/15/17	4,000	4,061
AT&T Inc.	1.700%	6/1/17	2,400	2,444
BellSouth Corp.	5.200%	9/15/14	3,100	3,339
British Telecommunications plc	2.000%	6/22/15	2,700	2,773
CBS Corp.	1.950%	7/1/17	1,225	1,255
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	17,000	17,917
CenturyLink Inc.	5.000%	2/15/15	300	319
CenturyLink Inc.	6.000%	4/1/17	3,325	3,698
Comcast Cable Communications LLC	8.875%	5/1/17	1,600	2,081
Comcast Corp.	5.300%	1/15/14	6,075	6,395
Comcast Corp.	6.500%	1/15/15	3,350	3,743
Comcast Corp.	5.850%	11/15/15	2,325	2,656
Comcast Corp.	5.900%	3/15/16	6,950	8,036
Comcast Corp.	4.950%	6/15/16	2,500	2,831
Comcast Corp.	6.500%	1/15/17	2,575	3,119
Comcast Corp.	6.300%	11/15/17	2,525	3,118
cox communications inc.	5.450%	12/15/14	1,687	1,848
deutsche telekom international finance bv	4.875%	7/8/14	2,475	2,626
deutsche telekom international finance bv	5.750%	3/23/16	4,575	5,215
directv holdings llc / directv financing
co. inc.	4.750%	10/1/14	5,400	5,765

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	4,725	4,975
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	2,375	2,492
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	5,025	5,335
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	5,125	5,228
Discovery Communications LLC	3.700%	6/1/15	3,100	3,315
Embarq Corp.	7.082%	6/1/16	3,025	3,569
France Telecom SA	4.375%	7/8/14	5,450	5,735
France Telecom SA	2.750%	9/14/16	5,650	5,940
Interpublic Group of Cos. Inc.	10.000%	7/15/17	1,975	2,170
NBCUniversal Media LLC	2.100%	4/1/14	5,225	5,320
NBCUniversal Media LLC	3.650%	4/30/15	475	506
NBCUniversal Media LLC	2.875%	4/1/16	4,900	5,185
News America Inc.	5.300%	12/15/14	4,650	5,080
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,625	2,658
Omnicom Group Inc.	5.900%	4/15/16	4,710	5,397
Qwest Corp.	7.500%	10/1/14	2,000	2,196
Qwest Corp.	8.375%	5/1/16	1,925	2,314
Qwest Corp.	6.500%	6/1/17	1,700	1,985
Reed Elsevier Capital Inc.	7.750%	1/15/14	600	647
Rogers Communications Inc.	6.375%	3/1/14	2,175	2,324
Rogers Communications Inc.	5.500%	3/15/14	3,175	3,366
Rogers Communications Inc.	7.500%	3/15/15	2,100	2,409
Scripps Networks Interactive Inc.	2.700%	12/15/16	1,400	1,477
TCI Communications Inc.	8.750%	8/1/15	125	150
Telecom Italia Capital SA	6.175%	6/18/14	3,625	3,833
Telecom Italia Capital SA	4.950%	9/30/14	4,525	4,695
Telecom Italia Capital SA	5.250%	10/1/15	5,075	5,385
Telefonica Emisiones SAU	4.949%	1/15/15	2,025	2,109
Telefonica Emisiones SAU	3.729%	4/27/15	550	558
Telefonica Emisiones SAU	3.992%	2/16/16	11,175	11,340
Telefonica Emisiones SAU	6.421%	6/20/16	4,500	4,857
Telefonica Emisiones SAU	6.221%	7/3/17	1,550	1,679
Telefonos de Mexico SAB de CV	5.500%	1/27/15	2,000	2,177
Thomson Reuters Corp.	5.700%	10/1/14	4,825	5,252
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,632
Time Warner Cable Inc.	7.500%	4/1/14	3,902	4,244
Time Warner Cable Inc.	3.500%	2/1/15	4,225	4,470
Time Warner Cable Inc.	5.850%	5/1/17	7,300	8,656
Verizon Communications Inc.	1.950%	3/28/14	5,925	6,034
Verizon Communications Inc.	1.250%	11/3/14	3,450	3,492
Verizon Communications Inc.	5.550%	2/15/16	5,350	6,121
Verizon Communications Inc.	3.000%	4/1/16	4,650	4,968
Verizon Communications Inc.	2.000%	11/1/16	6,050	6,284
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,543
Verizon Communications Inc.	1.100%	11/1/17	2,550	2,550
Vodafone Group plc	5.000%	12/16/13	2,700	2,823
Vodafone Group plc	4.150%	6/10/14	10,651	11,185
Vodafone Group plc	5.375%	1/30/15	515	566
Vodafone Group plc	5.000%	9/15/15	1,000	1,113
Vodafone Group plc	3.375%	11/24/15	3,300	3,527
Vodafone Group plc	5.750%	3/15/16	1,525	1,754
Vodafone Group plc	2.875%	3/16/16	750	795
Vodafone Group plc	5.625%	2/27/17	6,500	7,677

Vodafone Group plc	1.625%	3/20/17	3,425	3,484
Vodafone Group plc	1.250%	9/26/17	3,225	3,227
WPP Finance UK	8.000%	9/15/14	4,050	4,495

Consumer Cyclical (7.0%)
Amazon.com Inc.	0.650%	11/27/15	2,850	2,839
Amazon.com Inc.	1.200%	11/29/17	3,125	3,118
AutoZone Inc.	6.500%	1/15/14	600	636
AutoZone Inc.	5.750%	1/15/15	1,600	1,757
AutoZone Inc.	5.500%	11/15/15	2,200	2,496
Carnival Corp.	1.875%	12/15/17	775	778
Costco Wholesale Corp.	0.650%	12/7/15	3,000	3,001
Costco Wholesale Corp.	5.500%	3/15/17	3,050	3,601
Costco Wholesale Corp.	1.125%	12/15/17	2,100	2,103
CVS Caremark Corp.	4.875%	9/15/14	2,925	3,148
CVS Caremark Corp.	3.250%	5/18/15	2,850	3,022
CVS Caremark Corp.	6.125%	8/15/16	1,405	1,662
CVS Caremark Corp.	5.750%	6/1/17	6,845	8,229
eBay Inc.	1.625%	10/15/15	2,950	3,032
eBay Inc.	1.350%	7/15/17	4,250	4,311
Ford Motor Credit Co. LLC	8.000%	6/1/14	4,300	4,683
Ford Motor Credit Co. LLC	8.700%	10/1/14	2,775	3,111
Ford Motor Credit Co. LLC	3.875%	1/15/15	4,925	5,110
Ford Motor Credit Co. LLC	7.000%	4/15/15	5,900	6,548
Ford Motor Credit Co. LLC	2.750%	5/15/15	9,100	9,232
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,075	3,789
Ford Motor Credit Co. LLC	5.625%	9/15/15	2,850	3,101
Ford Motor Credit Co. LLC	2.500%	1/15/16	3,500	3,540
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,400	3,604
Ford Motor Credit Co. LLC	3.984%	6/15/16	3,450	3,635
Ford Motor Credit Co. LLC	8.000%	12/15/16	6,125	7,367
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,775	2,945
Ford Motor Credit Co. LLC	3.000%	6/12/17	6,075	6,166
Ford Motor Credit Co. LLC	6.625%	8/15/17	5,625	6,555
Home Depot Inc.	5.250%	12/16/13	3,200	3,358
Home Depot Inc.	5.400%	3/1/16	12,733	14,629
Hyatt Hotels Corp.	3.875%	8/15/16	400	426
Johnson Controls Inc.	1.750%	3/1/14	1,678	1,701
Johnson Controls Inc.	5.500%	1/15/16	3,175	3,622
Johnson Controls Inc.	2.600%	12/1/16	2,150	2,249
Lowe's Cos. Inc.	5.000%	10/15/15	4,500	5,045
Lowe's Cos. Inc.	2.125%	4/15/16	525	548
Lowe's Cos. Inc.	5.400%	10/15/16	400	468
Lowe's Cos. Inc.	1.625%	4/15/17	4,025	4,139
Macy's Retail Holdings Inc.	5.750%	7/15/14	2,150	2,314
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,825	2,139
Macy's Retail Holdings Inc.	5.900%	12/1/16	3,658	4,303
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,300	1,624
Marriott International Inc.	6.200%	6/15/16	1,200	1,394
Marriott International Inc.	6.375%	6/15/17	1,175	1,396
McDonald's Corp.	0.750%	5/29/15	2,625	2,641
McDonald's Corp.	5.300%	3/15/17	3,800	4,490
McDonald's Corp.	5.800%	10/15/17	1,600	1,957
Nordstrom Inc.	6.750%	6/1/14	2,375	2,589
PACCAR Financial Corp.	1.050%	6/5/15	1,600	1,617
PACCAR Financial Corp.	0.700%	11/16/15	1,000	1,000
PACCAR Financial Corp.	1.600%	3/15/17	1,925	1,964

PACCAR Inc.	6.875%	2/15/14	2,425	2,603
Sheraton Holding Corp.	7.375%	11/15/15	4,350	5,051
Staples Inc.	9.750%	1/15/14	6,525	7,129
Starbucks Corp.	6.250%	8/15/17	1,600	1,938
Target Corp.	1.125%	7/18/14	1,200	1,212
Target Corp.	5.875%	7/15/16	4,275	5,058
Target Corp.	5.375%	5/1/17	1,200	1,426
Time Warner Cos. Inc.	7.250%	10/15/17	468	587
Time Warner Inc.	3.150%	7/15/15	5,375	5,703
Time Warner Inc.	5.875%	11/15/16	4,000	4,693
Toyota Motor Credit Corp.	1.250%	11/17/14	7,175	7,272
Toyota Motor Credit Corp.	1.000%	2/17/15	4,575	4,605
Toyota Motor Credit Corp.	3.200%	6/17/15	2,700	2,864
Toyota Motor Credit Corp.	0.875%	7/17/15	5,592	5,608
Toyota Motor Credit Corp.	2.800%	1/11/16	1,200	1,267
Toyota Motor Credit Corp.	2.000%	9/15/16	6,800	7,044
Toyota Motor Credit Corp.	2.050%	1/12/17	2,225	2,311
Toyota Motor Credit Corp.	1.750%	5/22/17	2,000	2,046
Toyota Motor Credit Corp.	1.250%	10/5/17	5,550	5,561
Viacom Inc.	4.375%	9/15/14	4,850	5,160
Viacom Inc.	1.250%	2/27/15	2,300	2,320
Viacom Inc.	6.250%	4/30/16	2,350	2,742
Viacom Inc.	2.500%	12/15/16	2,300	2,410
Viacom Inc.	3.500%	4/1/17	475	516
Viacom Inc.	6.125%	10/5/17	2,750	3,314
Wal-Mart Stores Inc.	1.625%	4/15/14	4,575	4,654
Wal-Mart Stores Inc.	3.200%	5/15/14	5,300	5,518
Wal-Mart Stores Inc.	2.875%	4/1/15	1,400	1,474
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,320
Wal-Mart Stores Inc.	2.250%	7/8/15	3,425	3,572
Wal-Mart Stores Inc.	1.500%	10/25/15	5,875	6,040
Wal-Mart Stores Inc.	2.800%	4/15/16	2,075	2,225
Wal-Mart Stores Inc.	5.375%	4/5/17	4,000	4,767
Walgreen Co.	1.000%	3/13/15	3,300	3,304
Walgreen Co.	1.800%	9/15/17	3,975	4,021
Walt Disney Co.	4.500%	12/15/13	3,575	3,723
Walt Disney Co.	0.875%	12/1/14	1,600	1,612
Walt Disney Co.	0.450%	12/1/15	2,000	1,990
Walt Disney Co.	1.350%	8/16/16	5,250	5,342
Walt Disney Co.	5.625%	9/15/16	4,300	5,008
Walt Disney Co.	1.125%	2/15/17	1,950	1,957
Walt Disney Co.	6.000%	7/17/17	2,100	2,565
Walt Disney Co.	1.100%	12/1/17	1,100	1,101
Western Union Co.	6.500%	2/26/14	475	508
Western Union Co.	5.930%	10/1/16	4,350	5,011
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,921
Yum! Brands Inc.	6.250%	4/15/16	2,714	3,117

Consumer Noncyclical (13.8%)
Abbott Laboratories	5.875%	5/15/16	2,525	2,967
2 AbbVie Inc.	1.200%	11/6/15	13,000	13,068
2 AbbVie Inc.	1.750%	11/6/17	14,225	14,428
Allergan Inc.	5.750%	4/1/16	2,000	2,313
Altria Group Inc.	4.125%	9/11/15	12,538	13,667
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,339
Amgen Inc.	1.875%	11/15/14	3,550	3,632
Amgen Inc.	4.850%	11/18/14	3,600	3,882

Amgen Inc.	2.300%	6/15/16	6,900	7,206
Amgen Inc.	2.500%	11/15/16	3,500	3,686
Amgen Inc.	2.125%	5/15/17	5,775	5,963
Amgen Inc.	5.850%	6/1/17	1,750	2,088
Anheuser-Busch Cos. LLC	5.600%	3/1/17	350	412
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	5,750	5,837
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	7,950	8,654
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,425	4,741
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	2,800	2,986
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	4,750	4,771
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	500	531
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	10,075	10,191
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	978
AstraZeneca plc	5.400%	6/1/14	4,850	5,204
AstraZeneca plc	5.900%	9/15/17	5,750	7,062
Avon Products Inc.	5.625%	3/1/14	1,750	1,839
Baxter International Inc.	4.000%	3/1/14	1,158	1,207
Baxter International Inc.	4.625%	3/15/15	1,200	1,307
Baxter International Inc.	5.900%	9/1/16	5,085	6,061
Baxter International Inc.	1.850%	1/15/17	1,000	1,037
Beam Inc.	5.375%	1/15/16	1,568	1,765
Beam Inc.	1.875%	5/15/17	1,125	1,153
Becton Dickinson & Co.	1.750%	11/8/16	2,075	2,142
Boston Scientific Corp.	4.500%	1/15/15	4,940	5,266
Boston Scientific Corp.	6.250%	11/15/15	2,800	3,154
Boston Scientific Corp.	6.400%	6/15/16	1,575	1,819
Boston Scientific Corp.	5.125%	1/12/17	1,250	1,394
Bottling Group LLC	6.950%	3/15/14	2,775	2,997
Bottling Group LLC	5.500%	4/1/16	425	489
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,300	2,288
Brown-Forman Corp.	2.500%	1/15/16	725	762
Bunge Ltd. Finance Corp.	5.350%	4/15/14	625	658
Bunge Ltd. Finance Corp.	5.100%	7/15/15	3,000	3,257
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,675	2,874
Bunge Ltd. Finance Corp.	3.200%	6/15/17	4,500	4,705
Campbell Soup Co.	3.375%	8/15/14	2,700	2,831
Cardinal Health Inc.	4.000%	6/15/15	3,925	4,239
Cardinal Health Inc.	1.900%	6/15/17	1,000	1,024
CareFusion Corp.	5.125%	8/1/14	2,900	3,092
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,215
Celgene Corp.	2.450%	10/15/15	3,975	4,141
Celgene Corp.	1.900%	8/15/17	150	153
Church & Dwight Co. Inc.	3.350%	12/15/15	250	264
Clorox Co.	5.000%	1/15/15	350	380
Clorox Co.	5.950%	10/15/17	1,550	1,850
Coca-Cola Co.	3.625%	3/15/14	4,650	4,836
Coca-Cola Co.	0.750%	3/13/15	2,600	2,617
Coca-Cola Co.	1.500%	11/15/15	8,220	8,441
Coca-Cola Co.	1.800%	9/1/16	5,225	5,413
Coca-Cola Co.	5.350%	11/15/17	1,650	1,991
Coca-Cola Enterprises Inc.	2.125%	9/15/15	2,300	2,376
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	517
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,365
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	4,818
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,360	2,533
Colgate-Palmolive Co.	0.600%	11/15/14	2,075	2,083
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,555

Colgate-Palmolive Co.	2.625%	5/1/17	625	670
ConAgra Foods Inc.	5.875%	4/15/14	1,500	1,598
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,739
Covidien International Finance SA	1.350%	5/29/15	1,575	1,595
Covidien International Finance SA	2.800%	6/15/15	1,500	1,570
Covidien International Finance SA	6.000%	10/15/17	4,450	5,432
Delhaize Group SA	5.875%	2/1/14	25	26
Delhaize Group SA	6.500%	6/15/17	4,700	5,347
DENTSPLY International Inc.	2.750%	8/15/16	525	547
Diageo Capital plc	7.375%	1/15/14	4,225	4,537
Diageo Capital plc	5.500%	9/30/16	1,600	1,863
Diageo Capital plc	1.500%	5/11/17	5,075	5,161
Diageo Capital plc	5.750%	10/23/17	4,800	5,828
Diageo Finance BV	5.300%	10/28/15	1,200	1,354
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,510	3,714
Eli Lilly & Co.	4.200%	3/6/14	2,100	2,197
Eli Lilly & Co.	5.200%	3/15/17	4,000	4,693
Express Scripts Holding Co.	6.250%	6/15/14	2,625	2,836
2 Express Scripts Holding Co.	2.100%	2/12/15	1,475	1,507
Express Scripts Holding Co.	3.125%	5/15/16	12,450	13,140
2 Express Scripts Holding Co.	3.500%	11/15/16	2,200	2,372
2 Express Scripts Holding Co.	2.650%	2/15/17	3,775	3,934
Genentech Inc.	4.750%	7/15/15	4,400	4,852
General Mills Inc.	5.200%	3/17/15	4,505	4,964
General Mills Inc.	5.700%	2/15/17	4,475	5,294
Gilead Sciences Inc.	2.400%	12/1/14	2,700	2,788
Gilead Sciences Inc.	3.050%	12/1/16	2,665	2,867
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	4,100	4,318
GlaxoSmithKline Capital plc	0.750%	5/8/15	7,475	7,512
GlaxoSmithKline Capital plc	1.500%	5/8/17	7,025	7,153
Hasbro Inc.	6.125%	5/15/14	1,225	1,317
Hasbro Inc.	6.300%	9/15/17	1,225	1,424
Hershey Co.	5.450%	9/1/16	1,400	1,630
Hershey Co.	1.500%	11/1/16	375	384
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,159
HJ Heinz Co.	2.000%	9/12/16	1,400	1,446
HJ Heinz Co.	1.500%	3/1/17	1,700	1,728
Hospira Inc.	5.900%	6/15/14	1,025	1,098
Hospira Inc.	6.050%	3/30/17	1,000	1,170
Ingredion Inc.	3.200%	11/1/15	2,125	2,235
Johnson & Johnson	1.200%	5/15/14	5,050	5,113
Johnson & Johnson	2.150%	5/15/16	2,720	2,856
Johnson & Johnson	5.550%	8/15/17	2,100	2,548
Kellogg Co.	1.125%	5/15/15	800	807
Kellogg Co.	4.450%	5/30/16	2,975	3,300
Kellogg Co.	1.875%	11/17/16	4,000	4,143
Kellogg Co.	1.750%	5/17/17	525	536
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,843
Kimberly-Clark Corp.	6.125%	8/1/17	1,875	2,311
2 Kraft Foods Group Inc.	1.625%	6/4/15	5,200	5,289
2 Kraft Foods Group Inc.	2.250%	6/5/17	2,700	2,805
Kroger Co.	7.500%	1/15/14	3,900	4,190
Kroger Co.	3.900%	10/1/15	2,550	2,755
Kroger Co.	2.200%	1/15/17	850	879
Kroger Co.	6.400%	8/15/17	1,825	2,229
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,205
Laboratory Corp. of America Holdings	2.200%	8/23/17	1,900	1,962

Life Technologies Corp.	4.400%	3/1/15	2,450	2,613
Lorillard Tobacco Co.	3.500%	8/4/16	1,800	1,909
Lorillard Tobacco Co.	2.300%	8/21/17	2,690	2,734
Mattel Inc.	2.500%	11/1/16	2,255	2,356
McKesson Corp.	6.500%	2/15/14	575	615
McKesson Corp.	3.250%	3/1/16	5,775	6,215
McKesson Corp.	5.700%	3/1/17	1,500	1,789
Mead Johnson Nutrition Co.	3.500%	11/1/14	1,000	1,047
Medco Health Solutions Inc.	2.750%	9/15/15	7,050	7,360
Medtronic Inc.	4.500%	3/15/14	100	105
Medtronic Inc.	3.000%	3/15/15	6,250	6,576
Medtronic Inc.	2.625%	3/15/16	4,000	4,236
Merck & Co. Inc.	5.300%	12/1/13	4,575	4,799
Merck & Co. Inc.	4.750%	3/1/15	2,650	2,897
Merck & Co. Inc.	4.000%	6/30/15	4,725	5,133
Merck & Co. Inc.	2.250%	1/15/16	3,075	3,220
Merck & Co. Inc.	6.000%	9/15/17	3,450	4,257
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,132
Mondelez International Inc.	6.750%	2/19/14	6,675	7,152
Mondelez International Inc.	4.125%	2/9/16	5,700	6,218
Mondelez International Inc.	6.500%	8/11/17	3,675	4,509
Newell Rubbermaid Inc.	2.000%	6/15/15	375	379
Newell Rubbermaid Inc.	2.050%	12/1/17	825	829
Novartis Capital Corp.	4.125%	2/10/14	9,975	10,388
Novartis Capital Corp.	2.900%	4/24/15	4,275	4,515
PepsiAmericas Inc.	4.875%	1/15/15	225	245
PepsiAmericas Inc.	5.000%	5/15/17	750	873
PepsiCo Inc.	0.875%	10/25/13	2,000	2,010
PepsiCo Inc.	3.750%	3/1/14	3,550	3,695
PepsiCo Inc.	0.800%	8/25/14	1,000	1,006
PepsiCo Inc.	3.100%	1/15/15	3,850	4,045
PepsiCo Inc.	0.750%	3/5/15	1,775	1,778
PepsiCo Inc.	2.500%	5/10/16	8,500	8,988
PepsiCo Inc.	1.250%	8/13/17	7,400	7,465
Pfizer Inc.	5.350%	3/15/15	12,085	13,360
Philip Morris International Inc.	6.875%	3/17/14	4,820	5,213
Philip Morris International Inc.	2.500%	5/16/16	3,050	3,217
Philip Morris International Inc.	1.625%	3/20/17	5,425	5,558
Philip Morris International Inc.	1.125%	8/21/17	1,250	1,250
Procter & Gamble Co.	0.700%	8/15/14	4,850	4,883
Procter & Gamble Co.	4.950%	8/15/14	1,067	1,151
Procter & Gamble Co.	3.500%	2/15/15	575	612
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,506
Procter & Gamble Co.	1.800%	11/15/15	400	415
Procter & Gamble Co.	4.850%	12/15/15	3,750	4,224
Procter & Gamble Co.	1.450%	8/15/16	6,875	7,048
Quest Diagnostics Inc.	5.450%	11/1/15	690	769
Quest Diagnostics Inc.	3.200%	4/1/16	1,000	1,059
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,572
Reynolds American Inc.	1.050%	10/30/15	850	850
Reynolds American Inc.	7.625%	6/1/16	4,250	5,100
Reynolds American Inc.	6.750%	6/15/17	1,875	2,284
Safeway Inc.	6.250%	3/15/14	4,500	4,767
Safeway Inc.	6.350%	8/15/17	350	401
Sanofi	1.625%	3/28/14	1,375	1,395
Sanofi	1.200%	9/30/14	5,175	5,239
Sanofi	2.625%	3/29/16	6,340	6,697

St. Jude Medical Inc.	3.750%	7/15/14	4,425	4,634
St. Jude Medical Inc.	2.500%	1/15/16	975	1,015
Stryker Corp.	3.000%	1/15/15	1,375	1,443
Stryker Corp.	2.000%	9/30/16	2,000	2,089
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	6,625	6,948
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,050	1,108
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	3,475	3,546
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	356
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	157
Thermo Fisher Scientific Inc.	3.200%	5/1/15	3,700	3,910
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,000	2,197
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,710	3,955
Thermo Fisher Scientific Inc.	2.250%	8/15/16	3,100	3,221
Tyson Foods Inc.	6.600%	4/1/16	3,315	3,779
Unilever Capital Corp.	3.650%	2/15/14	2,300	2,389
Unilever Capital Corp.	0.450%	7/30/15	2,400	2,395
Unilever Capital Corp.	2.750%	2/10/16	1,750	1,860
Unilever Capital Corp.	0.850%	8/2/17	1,625	1,610
Watson Pharmaceuticals Inc.	1.875%	10/1/17	4,221	4,287
Wyeth LLC	5.500%	2/1/14	6,105	6,461
Wyeth LLC	5.500%	2/15/16	2,500	2,869
Wyeth LLC	5.450%	4/1/17	3,725	4,435
Zimmer Holdings Inc.	1.400%	11/30/14	475	478

Energy (5.6%)
Anadarko Petroleum Corp.	7.625%	3/15/14	950	1,029
Anadarko Petroleum Corp.	5.750%	6/15/14	1,560	1,671
Anadarko Petroleum Corp.	5.950%	9/15/16	10,200	11,817
Anadarko Petroleum Corp.	6.375%	9/15/17	4,950	5,943
Apache Corp.	5.625%	1/15/17	1,425	1,683
Apache Corp.	1.750%	4/15/17	500	514
BP Capital Markets plc	3.625%	5/8/14	4,925	5,140
BP Capital Markets plc	1.700%	12/5/14	1,400	1,429
BP Capital Markets plc	3.875%	3/10/15	12,275	13,112
BP Capital Markets plc	3.125%	10/1/15	5,250	5,586
BP Capital Markets plc	3.200%	3/11/16	3,780	4,054
BP Capital Markets plc	2.248%	11/1/16	4,250	4,420
BP Capital Markets plc	1.846%	5/5/17	6,450	6,601
BP Capital Markets plc	1.375%	11/6/17	4,000	4,013
Cameron International Corp.	1.600%	4/30/15	600	606
Canadian Natural Resources Ltd.	1.450%	11/14/14	4,225	4,282
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	432
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,650	4,324
Cenovus Energy Inc.	4.500%	9/15/14	3,250	3,458
Chevron Corp.	3.950%	3/3/14	6,600	6,879
Chevron Corp.	1.104%	12/5/17	2,525	2,542
ConocoPhillips	4.750%	2/1/14	1,780	1,867
ConocoPhillips	4.600%	1/15/15	7,175	7,792
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,900	3,424
Devon Energy Corp.	5.625%	1/15/14	1,825	1,924
Devon Energy Corp.	2.400%	7/15/16	1,675	1,745
Devon Energy Corp.	1.875%	5/15/17	2,825	2,887
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	810
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,500	3,734
Ensco plc	3.250%	3/15/16	6,275	6,692
EOG Resources Inc.	2.950%	6/1/15	4,925	5,195

EOG Resources Inc.	5.875%	9/15/17	600	731
FMC Technologies Inc.	2.000%	10/1/17	475	480
Hess Corp.	7.000%	2/15/14	1,330	1,429
Husky Energy Inc.	5.900%	6/15/14	3,625	3,895
Marathon Oil Corp.	0.900%	11/1/15	7,375	7,380
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,883
Noble Holding International Ltd.	7.375%	3/15/14	240	259
Noble Holding International Ltd.	3.450%	8/1/15	800	846
Noble Holding International Ltd.	3.050%	3/1/16	3,900	4,091
Noble Holding International Ltd.	2.500%	3/15/17	500	517
Occidental Petroleum Corp.	1.450%	12/13/13	2,500	2,528
Occidental Petroleum Corp.	2.500%	2/1/16	1,800	1,899
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,973
Occidental Petroleum Corp.	1.750%	2/15/17	3,050	3,141
PC Financial Partnership	5.000%	11/15/14	3,400	3,672
Petrohawk Energy Corp.	10.500%	8/1/14	2,000	2,135
Petrohawk Energy Corp.	7.875%	6/1/15	3,125	3,266
2 Phillips 66	1.950%	3/5/15	2,075	2,120
2 Phillips 66	2.950%	5/1/17	6,750	7,193
Pioneer Natural Resources Co.	5.875%	7/15/16	5,605	6,390
Shell International Finance BV	4.000%	3/21/14	10,375	10,837
Shell International Finance BV	3.100%	6/28/15	5,550	5,894
Shell International Finance BV	3.250%	9/22/15	1,775	1,901
Shell International Finance BV	0.625%	12/4/15	3,125	3,124
Shell International Finance BV	5.200%	3/22/17	3,900	4,602
Shell International Finance BV	1.125%	8/21/17	3,250	3,270
Talisman Energy Inc.	5.125%	5/15/15	1,450	1,568
Total Capital Canada Ltd.	1.625%	1/28/14	2,300	2,333
Total Capital International SA	0.750%	1/25/16	2,250	2,229
Total Capital International SA	1.500%	2/17/17	5,850	5,944
Total Capital International SA	1.550%	6/28/17	4,950	5,049
Total Capital SA	3.000%	6/24/15	8,525	9,025
Total Capital SA	3.125%	10/2/15	350	374
Total Capital SA	2.300%	3/15/16	2,450	2,564
Transocean Inc.	4.950%	11/15/15	7,945	8,699
Transocean Inc.	5.050%	12/15/16	3,300	3,666
Transocean Inc.	2.500%	10/15/17	500	502
Valero Energy Corp.	4.500%	2/1/15	5,150	5,525
Valero Energy Corp.	6.125%	6/15/17	800	959
Weatherford International Inc.	6.350%	6/15/17	1,800	2,053
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,880
XTO Energy Inc.	6.250%	8/1/17	2,150	2,686

Other Industrial (0.0%)
2 URS Corp.	3.850%	4/1/17	750	777
Yale University Connecticut GO	2.900%	10/15/14	660	690

Technology (5.5%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,361
Agilent Technologies Inc.	5.500%	9/14/15	2,050	2,288
Agilent Technologies Inc.	6.500%	11/1/17	2,725	3,315
Altera Corp.	1.750%	5/15/17	3,375	3,485
Amphenol Corp.	4.750%	11/15/14	2,800	2,986
Analog Devices Inc.	5.000%	7/1/14	1,025	1,094
Analog Devices Inc.	3.000%	4/15/16	1,000	1,068
Applied Materials Inc.	2.650%	6/15/16	2,500	2,636
Arrow Electronics Inc.	3.375%	11/1/15	500	520

Avnet Inc.	6.625%	9/15/16	1,600	1,814
Baidu Inc.	2.250%	11/28/17	1,000	1,010
Broadcom Corp.	2.375%	11/1/15	2,850	2,981
CA Inc.	6.125%	12/1/14	1,500	1,637
Cisco Systems Inc.	1.625%	3/14/14	7,300	7,417
Cisco Systems Inc.	2.900%	11/17/14	1,750	1,831
Cisco Systems Inc.	5.500%	2/22/16	11,475	13,187
Cisco Systems Inc.	3.150%	3/14/17	1,500	1,637
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,022
Corning Inc.	1.450%	11/15/17	1,850	1,863
Dell Inc.	5.625%	4/15/14	800	850
Dell Inc.	2.300%	9/10/15	7,475	7,713
Dell Inc.	3.100%	4/1/16	425	449
Dun & Bradstreet Corp.	2.875%	11/15/15	625	645
Dun & Bradstreet Corp.	3.250%	12/1/17	1,075	1,083
Equifax Inc.	6.300%	7/1/17	1,300	1,533
Fiserv Inc.	3.125%	6/15/16	3,275	3,497
Fiserv Inc.	6.800%	11/20/17	1,375	1,649
Google Inc.	1.250%	5/19/14	1,100	1,115
Google Inc.	2.125%	5/19/16	4,200	4,397
Harris Corp.	5.000%	10/1/15	400	443
Hewlett-Packard Co.	6.125%	3/1/14	3,218	3,366
Hewlett-Packard Co.	1.550%	5/30/14	2,825	2,783
Hewlett-Packard Co.	4.750%	6/2/14	490	507
Hewlett-Packard Co.	2.625%	12/9/14	5,150	5,149
Hewlett-Packard Co.	2.350%	3/15/15	4,125	4,099
Hewlett-Packard Co.	2.125%	9/13/15	2,950	2,887
Hewlett-Packard Co.	2.200%	12/1/15	1,150	1,125
Hewlett-Packard Co.	2.650%	6/1/16	2,420	2,367
Hewlett-Packard Co.	3.000%	9/15/16	6,150	6,083
Hewlett-Packard Co.	3.300%	12/9/16	5,905	5,892
Hewlett-Packard Co.	5.400%	3/1/17	3,850	4,086
Hewlett-Packard Co.	2.600%	9/15/17	5,550	5,280
Intel Corp.	1.950%	10/1/16	7,075	7,354
International Business Machines Corp.	1.250%	5/12/14	4,125	4,174
International Business Machines Corp.	0.875%	10/31/14	3,325	3,350
International Business Machines Corp.	0.550%	2/6/15	4,275	4,270
International Business Machines Corp.	0.750%	5/11/15	4,700	4,713
International Business Machines Corp.	2.000%	1/5/16	4,000	4,137
International Business Machines Corp.	1.950%	7/22/16	6,100	6,340
International Business Machines Corp.	1.250%	2/6/17	2,600	2,633
International Business Machines Corp.	5.700%	9/14/17	14,300	17,345
Intuit Inc.	5.750%	3/15/17	1,025	1,188
Juniper Networks Inc.	3.100%	3/15/16	900	937
Microsoft Corp.	2.950%	6/1/14	7,400	7,690
Microsoft Corp.	1.625%	9/25/15	4,050	4,177
3 Microsoft Corp.	2.500%	2/8/16	3,752	3,960
Microsoft Corp.	0.875%	11/15/17	2,450	2,443
National Semiconductor Corp.	6.600%	6/15/17	1,300	1,614
Oracle Corp.	3.750%	7/8/14	8,080	8,492
Oracle Corp.	5.250%	1/15/16	4,050	4,604
Oracle Corp.	1.200%	10/15/17	9,150	9,146
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,878
Pitney Bowes Inc.	4.750%	1/15/16	2,750	2,829
Pitney Bowes Inc.	5.750%	9/15/17	1,780	1,913
Symantec Corp.	2.750%	9/15/15	1,600	1,652
Symantec Corp.	2.750%	6/15/17	1,050	1,084

Tech Data Corp.	3.750%	9/21/17	1,200	1,223
Texas Instruments Inc.	1.375%	5/15/14	5,875	5,953
Texas Instruments Inc.	0.450%	8/3/15	1,725	1,717
Texas Instruments Inc.	2.375%	5/16/16	2,925	3,074
Tyco Electronics Group SA	5.950%	1/15/14	1,000	1,057
Tyco Electronics Group SA	1.600%	2/3/15	1,200	1,215
Tyco Electronics Group SA	6.550%	10/1/17	2,300	2,767
Xerox Corp.	8.250%	5/15/14	450	493
Xerox Corp.	4.250%	2/15/15	10,000	10,519
Xerox Corp.	6.400%	3/15/16	1,000	1,132
Xerox Corp.	6.750%	2/1/17	2,825	3,283
Xerox Corp.	2.950%	3/15/17	2,900	2,971

Transportation (0.9%)
Burlington Northern Santa Fe LLC	7.000%	2/1/14	3,174	3,406
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,750	2,082
Canadian National Railway Co.	4.950%	1/15/14	2,825	2,966
Canadian National Railway Co.	5.800%	6/1/16	700	817
Canadian National Railway Co.	1.450%	12/15/16	600	616
Canadian National Railway Co.	5.850%	11/15/17	25	30
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	7/8/16	857	990
CSX Corp.	6.250%	4/1/15	3,671	4,122
CSX Corp.	5.600%	5/1/17	1,450	1,705
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	310
Norfolk Southern Corp.	5.750%	1/15/16	3,200	3,668
Norfolk Southern Corp.	7.700%	5/15/17	800	1,017
Ryder System Inc.	5.850%	3/1/14	500	528
Ryder System Inc.	3.150%	3/2/15	525	544
Ryder System Inc.	7.200%	9/1/15	325	373
Ryder System Inc.	3.600%	3/1/16	2,600	2,748
Ryder System Inc.	2.500%	3/1/17	4,100	4,208
Ryder System Inc.	3.500%	6/1/17	1,325	1,413
Southwest Airlines Co.	5.750%	12/15/16	1,390	1,576
Southwest Airlines Co.	5.125%	3/1/17	650	722
1 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	636	733
Union Pacific Corp.	5.125%	2/15/14	900	948
Union Pacific Corp.	5.750%	11/15/17	1,600	1,932
1 United Air Lines Inc. 2009-2 Class A Pass
Through Trust	9.750%	1/15/17	2,233	2,579
United Parcel Service Inc.	3.875%	4/1/14	2,475	2,583
United Parcel Service Inc.	1.125%	10/1/17	825	828
				2,342,428
Utilities (6.6%)
Electric (4.4%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,323
Ameren Corp.	8.875%	5/15/14	1,825	2,007
Ameren Illinois Co.	6.125%	11/15/17	625	759
Appalachian Power Co.	3.400%	5/24/15	1,325	1,404
Arizona Public Service Co.	5.800%	6/30/14	1,800	1,940
Arizona Public Service Co.	4.650%	5/15/15	800	870
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,700	1,983
Carolina Power & Light Co.	5.150%	4/1/15	237	261
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	79
Cleveland Electric Illuminating Co.	7.880%	11/1/17	275	346
Commonwealth Edison Co.	1.625%	1/15/14	6,200	6,281
Commonwealth Edison Co.	4.700%	4/15/15	600	651

Commonwealth Edison Co.	6.150%	9/15/17	1,475	1,808
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	2,272	2,573
Consolidated Natural Gas Co.	5.000%	12/1/14	225	243
Constellation Energy Group Inc.	4.550%	6/15/15	2,975	3,225
Consumers Energy Co.	5.500%	8/15/16	1,300	1,512
Dominion Resources Inc.	1.800%	3/15/14	2,775	2,813
Dominion Resources Inc.	5.150%	7/15/15	5,425	6,001
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,688
Dominion Resources Inc.	1.950%	8/15/16	1,850	1,916
Dominion Resources Inc.	1.400%	9/15/17	3,375	3,386
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,221
DTE Energy Co.	6.350%	6/1/16	1,865	2,194
Duke Energy Carolinas LLC	5.300%	10/1/15	600	675
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,285
Duke Energy Corp.	6.300%	2/1/14	4,925	5,239
Duke Energy Corp.	3.950%	9/15/14	975	1,029
Duke Energy Corp.	3.350%	4/1/15	5,050	5,361
Duke Energy Corp.	1.625%	8/15/17	1,725	1,743
Edison International	3.750%	9/15/17	800	865
Enersis SA	7.375%	1/15/14	1,500	1,587
Entergy Corp.	4.700%	1/15/17	6,075	6,632
Entergy Louisiana LLC	1.875%	12/15/14	2,000	2,048
Exelon Corp.	4.900%	6/15/15	4,450	4,868
Exelon Generation Co. LLC	5.350%	1/15/14	1,400	1,470
Exelon Generation Co. LLC	6.200%	10/1/17	1,000	1,190
FirstEnergy Solutions Corp.	4.800%	2/15/15	8,175	8,822
Florida Power Corp.	5.100%	12/1/15	2,150	2,424
Georgia Power Co.	0.750%	8/10/15	1,450	1,457
Georgia Power Co.	0.625%	11/15/15	2,675	2,673
Georgia Power Co.	5.700%	6/1/17	300	361
1 Integrys Energy Group Inc.	6.110%	12/1/66	500	528
Jersey Central Power & Light Co.	5.650%	6/1/17	600	705
Kentucky Utilities Co.	1.625%	11/1/15	350	361
LG&E & KU Energy LLC	2.125%	11/15/15	1,375	1,402
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,235
MidAmerican Energy Co.	5.950%	7/15/17	3,539	4,279
Mississippi Power Co.	2.350%	10/15/16	300	316
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	2,350	2,369
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	4,600	4,906
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	295
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	3,150	3,167
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,865	4,625
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,961
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,075	1,158
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	749
Northern States Power Co.	1.950%	8/15/15	1,125	1,156
NSTAR Electric Co.	4.875%	4/15/14	2,700	2,859
NSTAR Electric Co.	5.625%	11/15/17	525	637
Ohio Power Co.	6.000%	6/1/16	4,150	4,812
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,100	3,435
Pacific Gas & Electric Co.	6.250%	12/1/13	310	327
Pacific Gas & Electric Co.	4.800%	3/1/14	7,800	8,194
Peco Energy Co.	5.000%	10/1/14	25	27
Pennsylvania Electric Co.	6.050%	9/1/17	700	820

Pepco Holdings Inc.	2.700%	10/1/15	500	519
PG&E Corp.	5.750%	4/1/14	50	53
PPL Energy Supply LLC	5.400%	8/15/14	75	80
PPL Energy Supply LLC	6.200%	5/15/16	1,850	2,137
Progress Energy Inc.	6.050%	3/15/14	4,000	4,264
PSEG Power LLC	5.000%	4/1/14	100	106
PSEG Power LLC	5.500%	12/1/15	975	1,092
PSEG Power LLC	2.750%	9/15/16	300	313
Public Service Electric & Gas Co.	2.700%	5/1/15	8,000	8,366
San Diego Gas & Electric Co.	5.300%	11/15/15	300	341
Scottish Power Ltd.	5.375%	3/15/15	1,500	1,601
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,725
Southern California Edison Co.	5.000%	1/15/14	950	997
Southern California Edison Co.	5.750%	3/15/14	2,975	3,163
Southern California Edison Co.	4.150%	9/15/14	1,089	1,155
Southern California Edison Co.	4.650%	4/1/15	600	654
Southern California Edison Co.	5.000%	1/15/16	1,000	1,127
Southern Co.	4.150%	5/15/14	1,141	1,198
Southern Co.	2.375%	9/15/15	4,450	4,659
Southern Co.	1.950%	9/1/16	4,700	4,866
Southern Power Co.	4.875%	7/15/15	1,875	2,060
Southwestern Electric Power Co.	5.550%	1/15/17	675	776
TECO Finance Inc.	4.000%	3/15/16	725	785
TECO Finance Inc.	6.572%	11/1/17	1,000	1,215
TransAlta Corp.	4.750%	1/15/15	2,300	2,434
Union Electric Co.	6.400%	6/15/17	4,115	5,074
Wisconsin Electric Power Co.	6.000%	4/1/14	2,550	2,733
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,457

Natural Gas (2.2%)
AGL Capital Corp.	6.375%	7/15/16	775	918
Atmos Energy Corp.	4.950%	10/15/14	1,105	1,188
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,896
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,548
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	551	642
DCP Midstream Operating LP	3.250%	10/1/15	200	207
DCP Midstream Operating LP	2.500%	12/1/17	2,400	2,399
El Paso Natural Gas Co. LLC	5.950%	4/15/17	1,750	2,029
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,164
Enbridge Inc.	5.800%	6/15/14	325	350
Enbridge Inc.	4.900%	3/1/15	3,200	3,475
Energy Transfer Partners LP	5.950%	2/1/15	6,500	7,136
Energy Transfer Partners LP	6.125%	2/15/17	1,000	1,160
Enterprise Products Operating LLC	9.750%	1/31/14	3,175	3,496
Enterprise Products Operating LLC	5.600%	10/15/14	4,550	4,942
Enterprise Products Operating LLC	5.000%	3/1/15	206	224
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,387
Enterprise Products Operating LLC	1.250%	8/13/15	1,225	1,234
Enterprise Products Operating LLC	3.200%	2/1/16	2,250	2,391
Enterprise Products Operating LLC	6.300%	9/15/17	2,550	3,107
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,850	1,927
Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,625	2,833
Kinder Morgan Energy Partners LP	5.625%	2/15/15	110	121
Kinder Morgan Energy Partners LP	3.500%	3/1/16	6,500	6,946
Kinder Morgan Energy Partners LP	6.000%	2/1/17	850	994
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,768
National Grid plc	6.300%	8/1/16	1,800	2,106

Nisource Finance Corp.	5.400%	7/15/14	4,425	4,737
Nisource Finance Corp.	5.250%	9/15/17	750	864
ONEOK Inc.	5.200%	6/15/15	225	245
ONEOK Partners LP	3.250%	2/1/16	1,725	1,831
ONEOK Partners LP	6.150%	10/1/16	1,675	1,963
ONEOK Partners LP	2.000%	10/1/17	2,175	2,199
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	1,200	1,296
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,960
Questar Corp.	2.750%	2/1/16	275	289
Sempra Energy	2.000%	3/15/14	7,800	7,924
Sempra Energy	6.500%	6/1/16	1,674	1,976
Sempra Energy	2.300%	4/1/17	1,500	1,566
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,325	2,745
Spectra Energy Capital LLC	5.668%	8/15/14	2,423	2,613
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	450	558
Texas Gas Transmission LLC	4.600%	6/1/15	175	190
TransCanada PipeLines Ltd.	0.875%	3/2/15	2,100	2,107
TransCanada PipeLines Ltd.	3.400%	6/1/15	2,025	2,151
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	2,950	3,170
Williams Partners LP	3.800%	2/15/15	5,425	5,759
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	1,825	2,225

				318,442
Total Corporate Bonds (Cost $4,678,106)				4,782,713
Taxable Municipal Bond (0.1%)
Howard Hughes Medical Institute Maryland
Revenue (Cost $2,676)	3.450%	9/1/14	2,540	2,673
				Market
				Value
			Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
4 Vanguard Market Liquidity Fund
(Cost $5,065)	0.167%		5,064,917	5,065
Total Investments (99.1%) (Cost $4,693,496)				4,798,102
Other Assets and Liabilities-Net (0.9%)				41,361
Net Assets (100%)				4,839,463

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $64,988,000, representing 1.3% of net assets.
3 Securities with a value of $422,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

Short-Term Corporate Bond Index Fund

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,651	—
Corporate Bonds	—	4,782,713	—
Taxable Municipal Bonds	—	2,673	—
Temporary Cash Investments	5,065	—	—
Futures Contracts—Liabilities[1]	(38)	—	—
Total	5,027	4,793,037	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2013	65	8,107	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Corporate Bond Index Fund

D. At November 30, 2012, the cost of investment securities for tax purposes was $4,694,010,000. Net unrealized appreciation of investment securities for tax purposes was $104,092,000, consisting of unrealized gains of $106,248,000 on securities that had risen in value since their purchase and $2,156,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
United States Treasury Note/Bond	0.750%	10/31/17	1,700	1,712
United States Treasury Note/Bond	0.625%	11/30/17	4,075	4,076
United States Treasury Note/Bond	1.625%	11/15/22	7,118	7,123
Total U.S. Government and Agency Obligations (Cost $12,913)				12,911
Corporate Bonds (97.9%)
Finance (31.0%)
Banking (18.4%)
American Express Co.	7.000%	3/19/18	5,500	7,017
American Express Co.	8.125%	5/20/19	5,968	8,200
Bancolombia SA	6.125%	7/26/20	1,300	1,436
Bancolombia SA	5.950%	6/3/21	2,100	2,420
Bancolombia SA	5.125%	9/11/22	3,075	3,188
Bank of America Corp.	5.750%	12/1/17	8,375	9,684
Bank of America Corp.	5.650%	5/1/18	11,725	13,570
Bank of America Corp.	5.490%	3/15/19	1,075	1,190
Bank of America Corp.	7.625%	6/1/19	7,725	9,893
Bank of America Corp.	5.625%	7/1/20	9,725	11,452
Bank of America Corp.	5.875%	1/5/21	4,675	5,579
Bank of America Corp.	5.000%	5/13/21	3,945	4,502
Bank of America Corp.	5.700%	1/24/22	5,875	7,152
Bank of Montreal	2.550%	11/6/22	2,650	2,642
Bank of New York Mellon Corp.	1.300%	1/25/18	1,025	1,025
Bank of New York Mellon Corp.	4.600%	1/15/20	3,625	4,211
Bank of New York Mellon Corp.	4.150%	2/1/21	1,900	2,138
Bank of New York Mellon Corp.	3.550%	9/23/21	3,400	3,718
Bank of Nova Scotia	4.375%	1/13/21	3,400	3,953
Barclays Bank plc	6.750%	5/22/19	4,975	6,098
Barclays Bank plc	5.125%	1/8/20	5,290	6,037
Barclays Bank plc	5.140%	10/14/20	3,225	3,376
BB&T Corp.	1.450%	1/12/18	275	276
BB&T Corp.	6.850%	4/30/19	1,600	2,058
BB&T Corp.	5.250%	11/1/19	1,350	1,569
BB&T Corp.	3.950%	3/22/22	1,950	2,117
Bear Stearns Cos. LLC	7.250%	2/1/18	6,900	8,586
BNP Paribas SA	5.000%	1/15/21	10,075	11,303
Capital One Bank USA NA	8.800%	7/15/19	4,425	5,964
Capital One Financial Corp.	4.750%	7/15/21	3,675	4,236
Citigroup Inc.	6.125%	5/15/18	6,644	7,938
Citigroup Inc.	8.500%	5/22/19	6,509	8,704
Citigroup Inc.	5.375%	8/9/20	7,375	8,647
Citigroup Inc.	4.500%	1/14/22	7,750	8,660
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	7,275	8,224
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	4,775	5,177
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	3,825	3,864
Credit Suisse	6.000%	2/15/18	2,950	3,388

Credit Suisse	5.300%	8/13/19	3,775	4,492
Credit Suisse	5.400%	1/14/20	3,825	4,287
Credit Suisse	4.375%	8/5/20	4,660	5,313
Discover Bank	7.000%	4/15/20	700	878
Fifth Third Bancorp	4.500%	6/1/18	1,500	1,664
Fifth Third Bancorp	3.500%	3/15/22	1,625	1,714
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,309
First Niagara Financial Group Inc.	7.250%	12/15/21	425	507
Goldman Sachs Group Inc.	5.950%	1/18/18	10,334	11,925
Goldman Sachs Group Inc.	6.150%	4/1/18	11,975	13,940
Goldman Sachs Group Inc.	7.500%	2/15/19	8,585	10,772
Goldman Sachs Group Inc.	5.375%	3/15/20	7,170	8,167
Goldman Sachs Group Inc.	6.000%	6/15/20	4,355	5,160
Goldman Sachs Group Inc.	5.250%	7/27/21	9,625	10,951
Goldman Sachs Group Inc.	5.750%	1/24/22	11,875	14,074
HSBC Bank USA NA	4.875%	8/24/20	2,880	3,206
HSBC Holdings plc	5.100%	4/5/21	10,125	12,022
HSBC Holdings plc	4.875%	1/14/22	2,525	2,927
HSBC Holdings plc	4.000%	3/30/22	3,275	3,602
HSBC USA Inc.	5.000%	9/27/20	1,950	2,107
Huntington Bancshares Inc.	7.000%	12/15/20	675	824
JPMorgan Chase & Co.	6.000%	1/15/18	12,032	14,341
JPMorgan Chase & Co.	6.300%	4/23/19	6,875	8,477
JPMorgan Chase & Co.	4.950%	3/25/20	11,900	13,676
JPMorgan Chase & Co.	4.400%	7/22/20	7,925	8,873
JPMorgan Chase & Co.	4.250%	10/15/20	3,750	4,169
JPMorgan Chase & Co.	4.625%	5/10/21	2,725	3,092
JPMorgan Chase & Co.	4.350%	8/15/21	9,450	10,591
JPMorgan Chase & Co.	4.500%	1/24/22	7,650	8,596
JPMorgan Chase & Co.	3.250%	9/23/22	8,175	8,441
KeyCorp	5.100%	3/24/21	3,300	3,844
Lloyds TSB Bank plc	6.375%	1/21/21	4,300	5,331
Manufacturers & Traders Trust Co.	6.625%	12/4/17	1,100	1,341
Merrill Lynch & Co. Inc.	6.875%	4/25/18	15,485	18,580
Merrill Lynch & Co. Inc.	6.500%	7/15/18	2,493	2,911
Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,225	2,690
Morgan Stanley	5.950%	12/28/17	6,625	7,484
Morgan Stanley	6.625%	4/1/18	8,750	10,155
Morgan Stanley	7.300%	5/13/19	5,140	6,229
Morgan Stanley	5.625%	9/23/19	4,865	5,449
Morgan Stanley	5.500%	1/26/20	7,750	8,661
Morgan Stanley	5.500%	7/24/20	4,786	5,366
Morgan Stanley	5.750%	1/25/21	8,850	10,070
Morgan Stanley	5.500%	7/28/21	5,250	5,978
Morgan Stanley	4.875%	11/1/22	6,100	6,317
National City Corp.	6.875%	5/15/19	1,750	2,187
Northern Trust Corp.	3.450%	11/4/20	300	325
Northern Trust Corp.	3.375%	8/23/21	2,300	2,493
Northern Trust Corp.	2.375%	8/2/22	1,375	1,367
PNC Bank NA	6.000%	12/7/17	1,625	1,973
PNC Bank NA	2.700%	11/1/22	3,250	3,271
PNC Financial Services Group Inc.	2.854%	11/9/22	850	859
PNC Funding Corp.	6.700%	6/10/19	1,365	1,749
PNC Funding Corp.	5.125%	2/8/20	5,225	6,224
PNC Funding Corp.	4.375%	8/11/20	3,150	3,623
PNC Funding Corp.	3.300%	3/8/22	325	347
Royal Bank of Scotland Group plc	6.400%	10/21/19	6,000	7,085

Royal Bank of Scotland plc	5.625%	8/24/20	2,275	2,666
Royal Bank of Scotland plc	6.125%	1/11/21	3,575	4,365
Sovereign Bank	8.750%	5/30/18	1,275	1,507
State Street Corp.	4.956%	3/15/18	2,975	3,372
State Street Corp.	4.375%	3/7/21	3,275	3,830
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,552
SunTrust Bank	7.250%	3/15/18	2,225	2,707
UBS AG	5.875%	12/20/17	7,625	9,052
UBS AG	5.750%	4/25/18	7,795	9,304
UBS AG	4.875%	8/4/20	6,150	7,155
UnionBanCal Corp.	3.500%	6/18/22	700	739
US Bancorp	4.125%	5/24/21	3,600	4,140
US Bancorp	3.000%	3/15/22	3,350	3,543
US Bancorp	2.950%	7/15/22	2,725	2,788
Wachovia Corp.	5.750%	2/1/18	7,250	8,742
Wells Fargo & Co.	5.625%	12/11/17	8,075	9,663
Wells Fargo & Co.	4.600%	4/1/21	10,100	11,712
Wells Fargo & Co.	3.500%	3/8/22	4,175	4,469
Westpac Banking Corp.	4.875%	11/19/19	6,175	7,245

Brokerage (0.9%)
Ameriprise Financial Inc.	7.300%	6/28/19	500	647
Ameriprise Financial Inc.	5.300%	3/15/20	2,450	2,924
BlackRock Inc.	5.000%	12/10/19	3,150	3,760
BlackRock Inc.	4.250%	5/24/21	1,700	1,931
BlackRock Inc.	3.375%	6/1/22	1,650	1,766
Charles Schwab Corp.	4.450%	7/22/20	2,150	2,461
1 Charles Schwab Corp.	3.225%	9/1/22	575	587
Franklin Resources Inc.	2.800%	9/15/22	1,800	1,838
Jefferies Group Inc.	5.125%	4/13/18	2,250	2,340
Jefferies Group Inc.	8.500%	7/15/19	1,555	1,823
Jefferies Group Inc.	6.875%	4/15/21	1,825	2,026
1 Legg Mason Inc.	5.500%	5/21/19	1,250	1,382
Nomura Holdings Inc.	6.700%	3/4/20	3,875	4,531
Raymond James Financial Inc.	8.600%	8/15/19	500	636
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,000	1,194

Finance Companies (2.7%)
Discover Financial Services	5.200%	4/27/22	900	1,019
1 Discover Financial Services	3.850%	11/21/22	2,002	1,991
GATX Corp.	4.750%	6/15/22	975	1,033
General Electric Capital Corp.	5.625%	5/1/18	11,759	13,994
General Electric Capital Corp.	6.000%	8/7/19	8,650	10,543
General Electric Capital Corp.	5.500%	1/8/20	5,175	6,165
General Electric Capital Corp.	5.550%	5/4/20	5,643	6,735
General Electric Capital Corp.	4.375%	9/16/20	1,550	1,735
General Electric Capital Corp.	4.625%	1/7/21	10,250	11,583
General Electric Capital Corp.	5.300%	2/11/21	4,950	5,702
General Electric Capital Corp.	4.650%	10/17/21	5,975	6,769
General Electric Capital Corp.	3.150%	9/7/22	3,800	3,885
HSBC Finance Corp.	6.676%	1/15/21	7,418	8,794
SLM Corp.	8.450%	6/15/18	5,875	6,841
SLM Corp.	8.000%	3/25/20	3,250	3,738
SLM Corp.	7.250%	1/25/22	3,670	4,072

Insurance (5.6%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,193

AEGON Funding Co. LLC	5.750%	12/15/20	920	1,083
Aetna Inc.	6.500%	9/15/18	2,325	2,901
Aetna Inc.	3.950%	9/1/20	1,950	2,137
Aetna Inc.	4.125%	6/1/21	925	1,032
Aetna Inc.	2.750%	11/15/22	1,950	1,951
Aflac Inc.	8.500%	5/15/19	1,100	1,496
Aflac Inc.	4.000%	2/15/22	2,300	2,515
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.950%	6/27/22	1,575	1,730
Allied World Assurance Co. Ltd.	5.500%	11/15/20	275	306
Allstate Corp.	7.450%	5/16/19	2,825	3,721
Alterra Finance LLC	6.250%	9/30/20	320	360
American Financial Group Inc.	9.875%	6/15/19	750	982
American International Group Inc.	5.850%	1/16/18	5,775	6,772
American International Group Inc.	8.250%	8/15/18	8,675	11,265
American International Group Inc.	6.400%	12/15/20	5,425	6,621
American International Group Inc.	4.875%	6/1/22	4,350	4,876
Aon Corp.	5.000%	9/30/20	1,725	1,990
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	111
Axis Specialty Finance LLC	5.875%	6/1/20	2,625	2,981
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,625	3,182
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,850	3,296
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,250	3,421
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,362
Chubb Corp.	5.750%	5/15/18	1,025	1,264
Cigna Corp.	4.375%	12/15/20	425	469
Cigna Corp.	4.500%	3/15/21	4,325	4,822
Cigna Corp.	4.000%	2/15/22	2,000	2,179
CNA Financial Corp.	7.350%	11/15/19	1,764	2,220
CNA Financial Corp.	5.875%	8/15/20	600	706
CNA Financial Corp.	5.750%	8/15/21	500	592
Coventry Health Care Inc.	5.450%	6/15/21	1,300	1,527
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,086
Genworth Financial Inc.	6.515%	5/22/18	1,625	1,718
Genworth Financial Inc.	7.700%	6/15/20	900	963
Genworth Financial Inc.	7.200%	2/15/21	1,425	1,493
Genworth Financial Inc.	7.625%	9/24/21	2,325	2,499
Hanover Insurance Group Inc.	6.375%	6/15/21	725	824
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,000	1,192
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,850	2,160
Hartford Financial Services Group Inc.	5.500%	3/30/20	150	173
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,850	3,230
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,000	1,169
Humana Inc.	7.200%	6/15/18	2,300	2,846
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	604
1 ING US Inc.	5.500%	7/15/22	1,600	1,733
Lincoln National Corp.	8.750%	7/1/19	1,625	2,154
Lincoln National Corp.	4.200%	3/15/22	1,750	1,852
Manulife Financial Corp.	4.900%	9/17/20	925	1,043
Markel Corp.	7.125%	9/30/19	1,000	1,215
Markel Corp.	5.350%	6/1/21	380	419
Markel Corp.	4.900%	7/1/22	525	572
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,325	2,651
MetLife Inc.	1.756%	12/15/17	1,225	1,243
MetLife Inc.	6.817%	8/15/18	2,750	3,467
MetLife Inc.	7.717%	2/15/19	2,495	3,277
MetLife Inc.	4.750%	2/8/21	3,950	4,570

Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	687
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	732
PartnerRe Finance B LLC	5.500%	6/1/20	3,095	3,494
Primerica Inc.	4.750%	7/15/22	750	821
Principal Financial Group Inc.	8.875%	5/15/19	800	1,083
Principal Financial Group Inc.	3.300%	9/15/22	725	739
Progressive Corp.	3.750%	8/23/21	2,400	2,648
Protective Life Corp.	7.375%	10/15/19	1,100	1,340
Prudential Financial Inc.	6.000%	12/1/17	1,200	1,445
Prudential Financial Inc.	7.375%	6/15/19	1,625	2,069
Prudential Financial Inc.	5.375%	6/21/20	5,660	6,638
Prudential Financial Inc.	4.500%	11/15/20	900	1,007
2 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,213
2 Prudential Financial Inc.	8.875%	6/15/68	1,175	1,422
Reinsurance Group of America Inc.	6.450%	11/15/19	1,600	1,886
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,402
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	350	408
Torchmark Corp.	9.250%	6/15/19	1,000	1,345
Travelers Cos. Inc.	5.750%	12/15/17	700	855
Travelers Cos. Inc.	5.800%	5/15/18	1,250	1,529
Travelers Cos. Inc.	5.900%	6/2/19	1,490	1,862
Travelers Cos. Inc.	3.900%	11/1/20	2,125	2,406
UnitedHealth Group Inc.	6.000%	2/15/18	3,570	4,366
UnitedHealth Group Inc.	3.875%	10/15/20	1,275	1,423
UnitedHealth Group Inc.	4.700%	2/15/21	900	1,052
UnitedHealth Group Inc.	3.375%	11/15/21	1,025	1,094
UnitedHealth Group Inc.	2.875%	3/15/22	2,950	3,037
Unum Group	5.625%	9/15/20	825	945
WellPoint Inc.	1.875%	1/15/18	1,175	1,195
WellPoint Inc.	7.000%	2/15/19	1,725	2,171
WellPoint Inc.	4.350%	8/15/20	1,400	1,564
WellPoint Inc.	3.700%	8/15/21	2,950	3,124
WellPoint Inc.	3.125%	5/15/22	2,225	2,250
Willis Group Holdings plc	5.750%	3/15/21	1,400	1,599
Willis North America Inc.	7.000%	9/29/19	1,050	1,262
WR Berkley Corp.	7.375%	9/15/19	750	918
WR Berkley Corp.	5.375%	9/15/20	1,050	1,170
WR Berkley Corp.	4.625%	3/15/22	700	750
XLIT Ltd.	5.750%	10/1/21	1,265	1,482

Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	1,475	1,514
Jones Lang LaSalle Inc.	4.400%	11/15/22	725	745
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	549
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,750	1,904

Real Estate Investment Trusts (3.3%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,125	1,220
AvalonBay Communities Inc.	2.950%	9/15/22	1,975	1,979
BioMed Realty LP	4.250%	7/15/22	850	896
Boston Properties LP	3.700%	11/15/18	4,840	5,294
Boston Properties LP	5.875%	10/15/19	1,350	1,624
Boston Properties LP	5.625%	11/15/20	1,225	1,467
Boston Properties LP	4.125%	5/15/21	1,575	1,712
Brandywine Operating Partnership LP	4.950%	4/15/18	975	1,074
CommonWealth REIT	6.650%	1/15/18	1,000	1,118
CommonWealth REIT	5.875%	9/15/20	1,300	1,396

CubeSmart LP	4.800%	7/15/22	575	627
DDR Corp.	4.750%	4/15/18	1,000	1,110
DDR Corp.	7.875%	9/1/20	1,000	1,299
DDR Corp.	4.625%	7/15/22	1,900	2,066
Digital Realty Trust LP	5.875%	2/1/20	600	695
Digital Realty Trust LP	5.250%	3/15/21	1,160	1,293
Digital Realty Trust LP	3.625%	10/1/22	1,500	1,488
Duke Realty LP	8.250%	8/15/19	2,050	2,638
Duke Realty LP	6.750%	3/15/20	1,350	1,662
Duke Realty LP	3.875%	10/15/22	150	154
EPR Properties	7.750%	7/15/20	500	581
EPR Properties	5.750%	8/15/22	1,300	1,365
ERP Operating LP	4.750%	7/15/20	2,550	2,893
ERP Operating LP	4.625%	12/15/21	2,450	2,762
1 Essex Portfolio LP	3.625%	8/15/22	800	806
Federal Realty Investment Trust	3.000%	8/1/22	575	582
HCP Inc.	6.700%	1/30/18	3,020	3,651
HCP Inc.	3.750%	2/1/19	1,000	1,070
HCP Inc.	2.625%	2/1/20	2,350	2,339
HCP Inc.	5.375%	2/1/21	2,075	2,378
HCP Inc.	3.150%	8/1/22	575	564
Health Care REIT Inc.	2.250%	3/15/18	200	200
Health Care REIT Inc.	4.125%	4/1/19	900	969
Health Care REIT Inc.	6.125%	4/15/20	2,000	2,346
Health Care REIT Inc.	4.950%	1/15/21	1,060	1,163
Health Care REIT Inc.	5.250%	1/15/22	2,790	3,141
Healthcare Realty Trust Inc.	5.750%	1/15/21	800	900
Hospitality Properties Trust	6.700%	1/15/18	1,125	1,311
Hospitality Properties Trust	5.000%	8/15/22	1,225	1,303
Kilroy Realty LP	4.800%	7/15/18	950	1,050
Kimco Realty Corp.	4.300%	2/1/18	1,500	1,653
Kimco Realty Corp.	6.875%	10/1/19	450	565
Liberty Property LP	4.750%	10/1/20	1,320	1,448
Liberty Property LP	4.125%	6/15/22	2,400	2,553
Mack-Cali Realty LP	7.750%	8/15/19	1,275	1,596
Mack-Cali Realty LP	4.500%	4/18/22	200	215
National Retail Properties Inc.	3.800%	10/15/22	1,725	1,767
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,779
ProLogis LP	6.625%	5/15/18	3,500	4,213
ProLogis LP	7.375%	10/30/19	450	561
ProLogis LP	6.875%	3/15/20	1,675	2,037
Realty Income Corp.	2.000%	1/31/18	1,250	1,255
Realty Income Corp.	6.750%	8/15/19	1,000	1,236
Realty Income Corp.	5.750%	1/15/21	450	530
Realty Income Corp.	3.250%	10/15/22	1,450	1,432
Simon Property Group LP	6.125%	5/30/18	1,875	2,301
Simon Property Group LP	10.350%	4/1/19	1,250	1,802
Simon Property Group LP	5.650%	2/1/20	4,324	5,190
Simon Property Group LP	4.375%	3/1/21	1,525	1,723
Simon Property Group LP	4.125%	12/1/21	2,150	2,412
Simon Property Group LP	3.375%	3/15/22	3,600	3,836
UDR Inc.	4.250%	6/1/18	1,125	1,245
UDR Inc.	4.625%	1/10/22	500	554
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	1,825	1,975
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,695	2,973
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,775	1,900
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	275	273

Vornado Realty LP	5.000%	1/15/22	700	778
Washington REIT	4.950%	10/1/20	425	472
Washington REIT	3.950%	10/15/22	1,050	1,097
Weingarten Realty Investors	3.375%	10/15/22	650	647
				1,079,871
Industrial (56.8%)
Basic Industry (6.5%)
Agrium Inc.	6.750%	1/15/19	250	313
Agrium Inc.	3.150%	10/1/22	2,325	2,336
Air Products & Chemicals Inc.	4.375%	8/21/19	500	580
Air Products & Chemicals Inc.	3.000%	11/3/21	1,225	1,294
Albemarle Corp.	4.500%	12/15/20	925	1,026
Alcoa Inc.	6.500%	6/15/18	865	987
Alcoa Inc.	6.750%	7/15/18	3,650	4,218
Alcoa Inc.	5.720%	2/23/19	2,000	2,178
Alcoa Inc.	6.150%	8/15/20	1,625	1,782
Alcoa Inc.	5.400%	4/15/21	4,850	5,107
Allegheny Technologies Inc.	9.375%	6/1/19	1,900	2,432
Allegheny Technologies Inc.	5.950%	1/15/21	265	295
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,200	2,226
AngloGold Ashanti Holdings plc	5.125%	8/1/22	1,175	1,163
Barrick Gold Corp.	6.950%	4/1/19	725	910
Barrick Gold Corp.	3.850%	4/1/22	2,275	2,413
Barrick North America Finance LLC	6.800%	9/15/18	3,675	4,561
Barrick North America Finance LLC	4.400%	5/30/21	5,200	5,752
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	3,175	4,086
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,150	4,486
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,700	4,933
Cabot Corp.	2.550%	1/15/18	500	515
Cabot Corp.	3.700%	7/15/22	650	663
Carpenter Technology Corp.	5.200%	7/15/21	200	212
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,575	3,063
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	376
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,175	1,247
CF Industries Inc.	6.875%	5/1/18	875	1,076
CF Industries Inc.	7.125%	5/1/20	4,165	5,258
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,100	1,149
Cliffs Natural Resources Inc.	4.800%	10/1/20	1,600	1,566
Cliffs Natural Resources Inc.	4.875%	4/1/21	2,200	2,160
Dow Chemical Co.	5.700%	5/15/18	5,040	6,024
Dow Chemical Co.	8.550%	5/15/19	3,425	4,628
Dow Chemical Co.	4.250%	11/15/20	5,550	6,159
Dow Chemical Co.	4.125%	11/15/21	2,669	2,919
Dow Chemical Co.	3.000%	11/15/22	1,300	1,294
Eastman Chemical Co.	5.500%	11/15/19	1,525	1,784
Eastman Chemical Co.	4.500%	1/15/21	550	611
Eastman Chemical Co.	3.600%	8/15/22	3,500	3,679
Ecolab Inc.	4.350%	12/8/21	3,700	4,161
EI du Pont de Nemours & Co.	6.000%	7/15/18	4,575	5,688
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,375	2,818
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,705
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,000	2,319
FMC Corp.	3.950%	2/1/22	750	800
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	4,275	4,354
International Paper Co.	7.950%	6/15/18	4,500	5,816
International Paper Co.	9.375%	5/15/19	2,225	3,056
International Paper Co.	7.500%	8/15/21	4,301	5,658

International Paper Co.	4.750%	2/15/22	725	821
Kinross Gold Corp.	5.125%	9/1/21	850	884
Lubrizol Corp.	8.875%	2/1/19	1,175	1,658
Monsanto Co.	5.125%	4/15/18	1,400	1,679
Mosaic Co.	3.750%	11/15/21	700	750
Newmont Mining Corp.	5.125%	10/1/19	1,875	2,162
Newmont Mining Corp.	3.500%	3/15/22	4,675	4,834
Nucor Corp.	5.750%	12/1/17	1,700	2,048
Nucor Corp.	4.125%	9/15/22	2,280	2,552
Packaging Corp. of America	3.900%	6/15/22	1,175	1,226
Plum Creek Timberlands LP	4.700%	3/15/21	1,150	1,255
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,800	3,065
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,087
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,725	2,013
PPG Industries Inc.	6.650%	3/15/18	1,400	1,752
PPG Industries Inc.	3.600%	11/15/20	2,645	2,874
Praxair Inc.	4.500%	8/15/19	300	350
Praxair Inc.	4.050%	3/15/21	2,925	3,326
Praxair Inc.	3.000%	9/1/21	2,500	2,657
Praxair Inc.	2.200%	8/15/22	1,700	1,686
Rayonier Inc.	3.750%	4/1/22	725	753
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,085	7,638
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,800	5,233
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	2,000	2,139
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,850	3,145
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,400	3,673
Rio Tinto Finance USA plc	3.500%	3/22/22	2,100	2,224
Rio Tinto Finance USA plc	2.875%	8/21/22	1,900	1,908
RPM International Inc.	6.125%	10/15/19	750	876
RPM International Inc.	3.450%	11/15/22	1,775	1,755
Sigma-Aldrich Corp.	3.375%	11/1/20	240	258
Southern Copper Corp.	5.375%	4/16/20	800	920
Southern Copper Corp.	3.500%	11/8/22	950	964
Syngenta Finance NV	3.125%	3/28/22	900	954
Teck Resources Ltd.	2.500%	2/1/18	750	760
Teck Resources Ltd.	3.000%	3/1/19	775	785
Teck Resources Ltd.	4.500%	1/15/21	1,100	1,189
Teck Resources Ltd.	4.750%	1/15/22	2,425	2,652
Vale Overseas Ltd.	5.625%	9/15/19	3,700	4,202
Vale Overseas Ltd.	4.625%	9/15/20	4,600	4,931
Vale Overseas Ltd.	4.375%	1/11/22	3,215	3,396
Valspar Corp.	7.250%	6/15/19	425	522
Valspar Corp.	4.200%	1/15/22	1,775	1,935
Westlake Chemical Corp.	3.600%	7/15/22	200	205

Capital Goods (6.5%)
3M Co.	2.000%	6/26/22	2,975	2,971
ABB Finance USA Inc.	2.875%	5/8/22	2,750	2,837
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	231
1 ADT Corp.	3.500%	7/15/22	2,675	2,724
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,881
Boeing Capital Corp.	2.900%	8/15/18	300	326
Boeing Co.	6.000%	3/15/19	2,950	3,699
Boeing Co.	4.875%	2/15/20	4,075	4,952
Boeing Co.	8.750%	8/15/21	300	437
Carlisle Cos. Inc.	3.750%	11/15/22	1,625	1,628
Caterpillar Financial Services Corp.	5.450%	4/15/18	3,150	3,793

Caterpillar Financial Services Corp.	7.150%	2/15/19	3,775	4,994
Caterpillar Inc.	7.900%	12/15/18	3,775	5,168
Caterpillar Inc.	3.900%	5/27/21	3,275	3,696
Caterpillar Inc.	2.600%	6/26/22	850	867
Cooper US Inc.	3.875%	12/15/20	1,400	1,534
CRH America Inc.	8.125%	7/15/18	3,475	4,236
CRH America Inc.	5.750%	1/15/21	700	779
Danaher Corp.	5.400%	3/1/19	2,350	2,834
Danaher Corp.	3.900%	6/23/21	1,375	1,552
Deere & Co.	4.375%	10/16/19	2,425	2,834
Deere & Co.	2.600%	6/8/22	1,650	1,687
Dover Corp.	4.300%	3/1/21	1,750	2,043
Eaton Corp.	5.600%	5/15/18	1,000	1,191
Eaton Corp.	6.950%	3/20/19	1,085	1,384
Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,470
Embraer SA	5.150%	6/15/22	925	1,001
Emerson Electric Co.	4.875%	10/15/19	2,665	3,190
Emerson Electric Co.	4.250%	11/15/20	1,075	1,253
Exelis Inc.	5.550%	10/1/21	1,200	1,323
Flowserve Corp.	3.500%	9/15/22	1,875	1,900
General Dynamics Corp.	3.875%	7/15/21	1,650	1,866
General Dynamics Corp.	2.250%	11/15/22	2,800	2,761
General Electric Co.	5.250%	12/6/17	11,150	13,183
General Electric Co.	2.700%	10/9/22	8,200	8,345
Goodrich Corp.	4.875%	3/1/20	1,100	1,308
Goodrich Corp.	3.600%	2/1/21	2,775	3,047
Harsco Corp.	5.750%	5/15/18	1,125	1,252
Honeywell International Inc.	5.300%	3/1/18	2,500	3,015
Honeywell International Inc.	5.000%	2/15/19	800	955
Honeywell International Inc.	4.250%	3/1/21	4,692	5,538
IDEX Corp.	4.200%	12/15/21	600	629
Illinois Tool Works Inc.	6.250%	4/1/19	1,925	2,405
Illinois Tool Works Inc.	3.375%	9/15/21	977	1,061
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,724	2,134
John Deere Capital Corp.	5.350%	4/3/18	2,050	2,459
John Deere Capital Corp.	5.750%	9/10/18	230	283
John Deere Capital Corp.	2.250%	4/17/19	1,750	1,812
John Deere Capital Corp.	1.700%	1/15/20	2,025	2,021
John Deere Capital Corp.	3.900%	7/12/21	1,200	1,356
John Deere Capital Corp.	3.150%	10/15/21	3,550	3,812
John Deere Capital Corp.	2.750%	3/15/22	675	693
Joy Global Inc.	5.125%	10/15/21	2,100	2,330
Kennametal Inc.	2.650%	11/1/19	1,550	1,555
Kennametal Inc.	3.875%	2/15/22	350	369
L-3 Communications Corp.	5.200%	10/15/19	875	1,006
L-3 Communications Corp.	4.750%	7/15/20	3,550	3,978
L-3 Communications Corp.	4.950%	2/15/21	2,150	2,441
Lockheed Martin Corp.	4.250%	11/15/19	3,925	4,461
Lockheed Martin Corp.	3.350%	9/15/21	2,375	2,536
Martin Marietta Materials Inc.	6.600%	4/15/18	1,000	1,124
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,500
Northrop Grumman Corp.	3.500%	3/15/21	1,100	1,187
Owens Corning	9.000%	6/15/19	358	451
Parker Hannifin Corp.	5.500%	5/15/18	425	513
Parker Hannifin Corp.	3.500%	9/15/22	920	1,011
1 Pentair Finance SA	3.150%	9/15/22	875	880
Pentair Ltd.	5.000%	5/15/21	1,220	1,389

Raytheon Co.	6.750%	3/15/18	250	314
Raytheon Co.	4.400%	2/15/20	325	376
Raytheon Co.	3.125%	10/15/20	4,125	4,425
Raytheon Co.	2.500%	12/15/22	2,825	2,816
Republic Services Inc.	3.800%	5/15/18	2,975	3,299
Republic Services Inc.	5.500%	9/15/19	1,425	1,702
Republic Services Inc.	5.000%	3/1/20	675	789
Republic Services Inc.	5.250%	11/15/21	1,650	1,970
Republic Services Inc.	3.550%	6/1/22	2,950	3,117
Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,448
Roper Industries Inc.	6.250%	9/1/19	1,100	1,327
Roper Industries Inc.	3.125%	11/15/22	1,525	1,539
Snap-on Inc.	6.125%	9/1/21	210	258
Sonoco Products Co.	4.375%	11/1/21	775	847
Stanley Black & Decker Inc.	3.400%	12/1/21	2,300	2,425
Stanley Black & Decker Inc.	2.900%	11/1/22	750	766
Textron Inc.	5.600%	12/1/17	800	896
Textron Inc.	7.250%	10/1/19	850	1,047
1 Turlock Corp.	2.750%	11/2/22	3,375	3,391
Tyco International Finance SA	8.500%	1/15/19	2,008	2,650
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	200	258
United Technologies Corp.	5.375%	12/15/17	2,660	3,221
United Technologies Corp.	6.125%	2/1/19	2,525	3,176
United Technologies Corp.	4.500%	4/15/20	6,400	7,603
United Technologies Corp.	3.100%	6/1/22	5,250	5,636
Waste Management Inc.	6.100%	3/15/18	2,000	2,430
Waste Management Inc.	7.375%	3/11/19	750	963
Waste Management Inc.	4.750%	6/30/20	4,525	5,218
Waste Management Inc.	4.600%	3/1/21	450	514
Xylem Inc.	4.875%	10/1/21	1,850	2,125

Communication (8.8%)
America Movil SAB de CV	5.000%	10/16/19	1,100	1,297
America Movil SAB de CV	5.000%	3/30/20	5,275	6,223
America Movil SAB de CV	3.125%	7/16/22	4,975	5,109
American Tower Corp.	4.500%	1/15/18	4,075	4,476
American Tower Corp.	5.050%	9/1/20	2,275	2,567
American Tower Corp.	5.900%	11/1/21	500	597
American Tower Corp.	4.700%	3/15/22	1,200	1,325
AT&T Inc.	5.500%	2/1/18	8,115	9,729
AT&T Inc.	5.600%	5/15/18	4,150	5,027
AT&T Inc.	5.800%	2/15/19	4,025	4,942
AT&T Inc.	4.450%	5/15/21	3,250	3,787
AT&T Inc.	3.875%	8/15/21	5,375	6,036
AT&T Inc.	3.000%	2/15/22	3,825	4,011
British Telecommunications plc	5.950%	1/15/18	2,775	3,335
CBS Corp.	4.625%	5/15/18	525	596
CBS Corp.	8.875%	5/15/19	1,000	1,360
CBS Corp.	5.750%	4/15/20	1,815	2,180
CBS Corp.	4.300%	2/15/21	950	1,051
CBS Corp.	3.375%	3/1/22	2,200	2,276
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	6,700	9,248
CenturyLink Inc.	6.450%	6/15/21	5,775	6,365
CenturyLink Inc.	5.800%	3/15/22	3,000	3,182

Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	4,071	6,094
Comcast Corp.	5.875%	2/15/18	1,600	1,944
Comcast Corp.	5.700%	5/15/18	4,000	4,848
Comcast Corp.	5.700%	7/1/19	2,590	3,166
Comcast Corp.	5.150%	3/1/20	1,550	1,853
Comcast Corp.	3.125%	7/15/22	2,025	2,108
Deutsche Telekom International Finance BV	6.750%	8/20/18	1,300	1,634
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,000	3,694
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,400	6,404
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	3,965	4,496
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	2,520	2,732
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	3,250	3,617
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	2,100	2,133
Discovery Communications LLC	5.625%	8/15/19	160	193
Discovery Communications LLC	5.050%	6/1/20	4,025	4,723
Discovery Communications LLC	4.375%	6/15/21	1,850	2,082
Discovery Communications LLC	3.300%	5/15/22	1,000	1,037
France Telecom SA	5.375%	7/8/19	1,650	1,950
France Telecom SA	4.125%	9/14/21	5,100	5,653
Grupo Televisa SAB	6.000%	5/15/18	1,150	1,368
GTE Corp.	6.840%	4/15/18	750	949
GTE Corp.	8.750%	11/1/21	1,175	1,678
Interpublic Group of Cos. Inc.	4.000%	3/15/22	500	504
McGraw-Hill Cos. Inc.	5.900%	11/15/17	750	877
Moody's Corp.	5.500%	9/1/20	775	871
Moody's Corp.	4.500%	9/1/22	1,150	1,222
NBCUniversal Media LLC	5.150%	4/30/20	5,815	6,912
NBCUniversal Media LLC	4.375%	4/1/21	4,565	5,165
News America Inc.	6.900%	3/1/19	2,525	3,200
News America Inc.	5.650%	8/15/20	500	600
News America Inc.	4.500%	2/15/21	3,850	4,415
1 News America Inc.	3.000%	9/15/22	3,000	3,024
Omnicom Group Inc.	6.250%	7/15/19	150	184
Omnicom Group Inc.	4.450%	8/15/20	3,600	4,004
Omnicom Group Inc.	3.625%	5/1/22	3,700	3,871
Qwest Communications International Inc.	7.125%	4/1/18	600	631
Qwest Corp.	6.750%	12/1/21	2,730	3,194
1 Reed Elsevier Capital Inc.	3.125%	10/15/22	3,356	3,342
Rogers Communications Inc.	6.800%	8/15/18	3,500	4,439
Telecom Italia Capital SA	6.999%	6/4/18	2,375	2,680
Telecom Italia Capital SA	7.175%	6/18/19	3,000	3,409
Telefonica Emisiones SAU	5.877%	7/15/19	2,335	2,452
Telefonica Emisiones SAU	5.134%	4/27/20	4,375	4,380
Telefonica Emisiones SAU	5.462%	2/16/21	4,075	4,095
Telefonos de Mexico SAB de CV	5.500%	11/15/19	500	593
Thomson Reuters Corp.	6.500%	7/15/18	1,500	1,879
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,551
Thomson Reuters Corp.	3.950%	9/30/21	1,200	1,320
Time Warner Cable Inc.	6.750%	7/1/18	7,075	8,857
Time Warner Cable Inc.	8.750%	2/14/19	3,000	4,066
Time Warner Cable Inc.	8.250%	4/1/19	4,400	5,866

Time Warner Cable Inc.	5.000%	2/1/20	4,225	4,929
Time Warner Cable Inc.	4.125%	2/15/21	1,975	2,161
Time Warner Cable Inc.	4.000%	9/1/21	3,616	3,937
Verizon Communications Inc.	5.500%	2/15/18	6,825	8,230
Verizon Communications Inc.	6.100%	4/15/18	2,100	2,601
Verizon Communications Inc.	8.750%	11/1/18	6,900	9,656
Verizon Communications Inc.	6.350%	4/1/19	4,175	5,324
Verizon Communications Inc.	4.600%	4/1/21	1,950	2,298
Verizon Communications Inc.	3.500%	11/1/21	6,500	7,160
Verizon Communications Inc.	2.450%	11/1/22	3,025	3,029
Virgin Media Secured Finance plc	6.500%	1/15/18	1,500	1,620
Virgin Media Secured Finance plc	5.250%	1/15/21	1,700	1,983
Vodafone Group plc	4.625%	7/15/18	1,325	1,549
Vodafone Group plc	5.450%	6/10/19	3,130	3,817
Vodafone Group plc	4.375%	3/16/21	2,175	2,530
Vodafone Group plc	2.500%	9/26/22	2,500	2,516
Washington Post Co.	7.250%	2/1/19	600	712
WPP Finance 2010	4.750%	11/21/21	775	857
WPP Finance 2010	3.625%	9/7/22	3,175	3,162

Consumer Cyclical (5.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,094
Amazon.com Inc.	2.500%	11/29/22	3,125	3,101
AutoZone Inc.	7.125%	8/1/18	800	1,007
AutoZone Inc.	4.000%	11/15/20	750	826
AutoZone Inc.	3.700%	4/15/22	1,000	1,061
BorgWarner Inc.	4.625%	9/15/20	75	83
Carnival Corp.	1.875%	12/15/17	1,250	1,255
Costco Wholesale Corp.	1.125%	12/15/17	2,300	2,303
Costco Wholesale Corp.	1.700%	12/15/19	2,300	2,297
CVS Caremark Corp.	6.600%	3/15/19	1,800	2,340
CVS Caremark Corp.	4.750%	5/18/20	2,725	3,197
CVS Caremark Corp.	4.125%	5/15/21	2,325	2,629
CVS Caremark Corp.	2.750%	12/1/22	175	175
Darden Restaurants Inc.	4.500%	10/15/21	625	697
Darden Restaurants Inc.	3.350%	11/1/22	1,775	1,778
eBay Inc.	3.250%	10/15/20	2,400	2,618
eBay Inc.	2.600%	7/15/22	1,850	1,866
Expedia Inc.	7.456%	8/15/18	350	418
Expedia Inc.	5.950%	8/15/20	2,650	2,893
Family Dollar Stores Inc.	5.000%	2/1/21	565	611
Ford Motor Credit Co. LLC	5.000%	5/15/18	6,525	7,146
Ford Motor Credit Co. LLC	8.125%	1/15/20	3,950	5,018
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,875	3,235
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,050	6,937
Ford Motor Credit Co. LLC	4.250%	9/20/22	3,425	3,545
Gap Inc.	5.950%	4/12/21	3,125	3,547
Historic TW Inc.	6.875%	6/15/18	2,314	2,930
Home Depot Inc.	3.950%	9/15/20	1,000	1,145
Home Depot Inc.	4.400%	4/1/21	3,375	3,974
Hyatt Hotels Corp.	5.375%	8/15/21	150	168
International Game Technology	7.500%	6/15/19	1,825	2,187
International Game Technology	5.500%	6/15/20	550	600
Johnson Controls Inc.	5.000%	3/30/20	725	831
Johnson Controls Inc.	4.250%	3/1/21	350	386
Johnson Controls Inc.	3.750%	12/1/21	2,175	2,324
Kohl's Corp.	6.250%	12/15/17	750	907

Kohl's Corp.	4.000%	11/1/21	3,075	3,300
Lowe's Cos. Inc.	4.625%	4/15/20	1,775	2,056
Lowe's Cos. Inc.	3.750%	4/15/21	750	831
Lowe's Cos. Inc.	3.800%	11/15/21	3,249	3,603
Lowe's Cos. Inc.	3.120%	4/15/22	1,000	1,054
Macy's Retail Holdings Inc.	3.875%	1/15/22	3,400	3,656
Marriott International Inc.	3.000%	3/1/19	1,450	1,506
Marriott International Inc.	3.250%	9/15/22	400	407
McDonald's Corp.	5.350%	3/1/18	3,775	4,588
McDonald's Corp.	5.000%	2/1/19	645	768
McDonald's Corp.	3.500%	7/15/20	1,500	1,672
McDonald's Corp.	3.625%	5/20/21	750	847
McDonald's Corp.	2.625%	1/15/22	3,250	3,373
Nordstrom Inc.	6.250%	1/15/18	1,192	1,453
Nordstrom Inc.	4.750%	5/1/20	600	699
Nordstrom Inc.	4.000%	10/15/21	2,125	2,388
NVR Inc.	3.950%	9/15/22	1,175	1,213
O'Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,388
O'Reilly Automotive Inc.	4.625%	9/15/21	375	417
O'Reilly Automotive Inc.	3.800%	9/1/22	700	735
1 QVC Inc.	5.125%	7/2/22	1,825	1,907
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,150	1,406
Target Corp.	6.000%	1/15/18	2,900	3,595
Target Corp.	3.875%	7/15/20	500	571
Target Corp.	2.900%	1/15/22	4,900	5,217
Time Warner Inc.	4.875%	3/15/20	5,474	6,395
Time Warner Inc.	4.700%	1/15/21	2,175	2,487
Time Warner Inc.	4.750%	3/29/21	2,125	2,458
Time Warner Inc.	4.000%	1/15/22	1,125	1,230
Time Warner Inc.	3.400%	6/15/22	1,200	1,255
TJX Cos. Inc.	6.950%	4/15/19	1,525	1,971
Toyota Motor Credit Corp.	4.500%	6/17/20	1,625	1,885
Toyota Motor Credit Corp.	4.250%	1/11/21	1,625	1,861
Toyota Motor Credit Corp.	3.400%	9/15/21	3,125	3,447
Toyota Motor Credit Corp.	3.300%	1/12/22	2,575	2,786
VF Corp.	3.500%	9/1/21	2,600	2,785
Viacom Inc.	5.625%	9/15/19	2,000	2,407
Viacom Inc.	4.500%	3/1/21	2,305	2,605
Viacom Inc.	3.875%	12/15/21	1,925	2,102
Wal-Mart Stores Inc.	5.800%	2/15/18	2,875	3,546
Wal-Mart Stores Inc.	4.125%	2/1/19	265	304
Wal-Mart Stores Inc.	3.625%	7/8/20	4,750	5,321
Wal-Mart Stores Inc.	3.250%	10/25/20	4,715	5,155
Wal-Mart Stores Inc.	4.250%	4/15/21	2,100	2,463
Walgreen Co.	5.250%	1/15/19	3,883	4,587
Walgreen Co.	3.100%	9/15/22	2,000	2,038
Walt Disney Co.	1.100%	12/1/17	3,000	3,002
Walt Disney Co.	3.750%	6/1/21	4,275	4,745
Walt Disney Co.	2.750%	8/16/21	975	1,018
Walt Disney Co.	2.550%	2/15/22	800	815
Walt Disney Co.	2.350%	12/1/22	1,450	1,452
Western Union Co.	3.650%	8/22/18	650	696
Western Union Co.	5.253%	4/1/20	600	671
Wyndham Worldwide Corp.	5.750%	2/1/18	2,000	2,235
Wyndham Worldwide Corp.	4.250%	3/1/22	875	906
Yum! Brands Inc.	6.250%	3/15/18	2,050	2,524
Yum! Brands Inc.	5.300%	9/15/19	900	1,063

Yum! Brands Inc.	3.875%	11/1/20	1,850	2,035

Consumer Noncyclical (14.5%)
Abbott Laboratories	5.600%	11/30/17	1,950	2,364
Abbott Laboratories	5.125%	4/1/19	4,700	5,684
Abbott Laboratories	4.125%	5/27/20	2,660	3,110
1 AbbVie Inc.	2.000%	11/6/18	2,000	2,028
1 AbbVie Inc.	2.900%	11/6/22	7,250	7,384
Allergan Inc.	3.375%	9/15/20	1,125	1,229
Altria Group Inc.	9.700%	11/10/18	7,441	10,508
Altria Group Inc.	9.250%	8/6/19	2,318	3,231
Altria Group Inc.	4.750%	5/5/21	4,374	4,958
Altria Group Inc.	2.850%	8/9/22	3,850	3,819
AmerisourceBergen Corp.	4.875%	11/15/19	1,720	2,014
AmerisourceBergen Corp.	3.500%	11/15/21	1,000	1,082
Amgen Inc.	5.700%	2/1/19	2,920	3,538
Amgen Inc.	3.450%	10/1/20	2,375	2,540
Amgen Inc.	4.100%	6/15/21	5,450	6,047
Amgen Inc.	3.875%	11/15/21	5,800	6,384
Amgen Inc.	3.625%	5/15/22	1,100	1,186
Anheuser-Busch Cos. LLC	5.500%	1/15/18	4,575	5,533
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,040	8,112
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,050	4,045
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	4,475	5,499
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,125	2,560
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,294
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	7,925	7,968
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	602
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,357
AstraZeneca plc	1.950%	9/18/19	2,575	2,633
Avon Products Inc.	5.750%	3/1/18	500	542
Avon Products Inc.	6.500%	3/1/19	1,800	1,956
Baxter International Inc.	4.500%	8/15/19	1,450	1,697
Baxter International Inc.	4.250%	3/15/20	2,975	3,434
Baxter International Inc.	2.400%	8/15/22	1,125	1,133
Beam Inc.	3.250%	5/15/22	475	498
Becton Dickinson & Co.	3.250%	11/12/20	3,210	3,475
Becton Dickinson & Co.	3.125%	11/8/21	3,250	3,499
Biogen Idec Inc.	6.875%	3/1/18	1,625	2,029
Boston Scientific Corp.	6.000%	1/15/20	3,125	3,676
Bottling Group LLC	5.125%	1/15/19	2,815	3,359
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,155	1,411
Bristol-Myers Squibb Co.	2.000%	8/1/22	2,600	2,538
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,450	1,883
Campbell Soup Co.	4.500%	2/15/19	700	803
Campbell Soup Co.	4.250%	4/15/21	825	942
Campbell Soup Co.	2.500%	8/2/22	1,575	1,571
Cardinal Health Inc.	4.625%	12/15/20	825	945
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,247
CareFusion Corp.	6.375%	8/1/19	1,950	2,354
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,833
Celgene Corp.	3.950%	10/15/20	890	974
Celgene Corp.	3.250%	8/15/22	2,525	2,576
Clorox Co.	3.800%	11/15/21	1,358	1,471
Clorox Co.	3.050%	9/15/22	1,700	1,760
Coca-Cola Co.	1.650%	3/14/18	1,875	1,933
Coca-Cola Co.	4.875%	3/15/19	1,350	1,606

Coca-Cola Co.	3.150%	11/15/20	4,875	5,350
Coca-Cola Co.	3.300%	9/1/21	3,500	3,882
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,152
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	446
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	975	1,112
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,438
Colgate-Palmolive Co.	2.450%	11/15/21	375	390
Colgate-Palmolive Co.	2.300%	5/3/22	1,300	1,320
ConAgra Foods Inc.	7.000%	4/15/19	2,225	2,761
ConAgra Foods Inc.	3.250%	9/15/22	200	202
Covidien International Finance SA	4.200%	6/15/20	825	943
Covidien International Finance SA	3.200%	6/15/22	2,275	2,432
CR Bard Inc.	1.375%	1/15/18	1,225	1,235
CR Bard Inc.	4.400%	1/15/21	1,345	1,550
Delhaize Group SA	4.125%	4/10/19	400	409
DENTSPLY International Inc.	4.125%	8/15/21	1,130	1,195
Diageo Capital plc	4.828%	7/15/20	2,010	2,388
Diageo Investment Corp.	2.875%	5/11/22	4,050	4,213
Dignity Health California GO	3.125%	11/1/22	700	704
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	1,270	1,613
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	175	181
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,171
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,540
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	675	677
Energizer Holdings Inc.	4.700%	5/19/21	525	568
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,381
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,025	1,032
Express Scripts Holding Co.	7.250%	6/15/19	1,775	2,279
1 Express Scripts Holding Co.	4.750%	11/15/21	1,425	1,631
1 Express Scripts Holding Co.	3.900%	2/15/22	2,375	2,546
Flowers Foods Inc.	4.375%	4/1/22	350	362
General Mills Inc.	5.650%	2/15/19	2,265	2,810
General Mills Inc.	3.150%	12/15/21	4,950	5,251
Gilead Sciences Inc.	4.500%	4/1/21	3,625	4,150
Gilead Sciences Inc.	4.400%	12/1/21	1,625	1,870
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	7,225	8,856
GlaxoSmithKline Capital plc	2.850%	5/8/22	5,800	6,086
Hershey Co.	4.125%	12/1/20	225	258
Hillshire Brands Co.	4.100%	9/15/20	54	57
HJ Heinz Co.	2.850%	3/1/22	2,625	2,695
Hormel Foods Corp.	4.125%	4/15/21	100	113
Ingredion Inc.	4.625%	11/1/20	375	423
JM Smucker Co.	3.500%	10/15/21	1,900	2,041
Johnson & Johnson	5.150%	7/15/18	3,825	4,668
Johnson & Johnson	3.550%	5/15/21	650	737
Kaiser Foundation Hospitals	3.500%	4/1/22	675	714
Kellogg Co.	3.250%	5/21/18	5,150	5,658
Kellogg Co.	4.150%	11/15/19	75	86
Kellogg Co.	4.000%	12/15/20	1,800	2,028
Kellogg Co.	3.125%	5/17/22	1,450	1,521
Kimberly-Clark Corp.	7.500%	11/1/18	3,015	4,036
Kimberly-Clark Corp.	3.625%	8/1/20	100	112
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,215
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,925	3,552
Koninklijke Philips Electronics NV	3.750%	3/15/22	3,875	4,265
1 Kraft Foods Group Inc.	6.125%	8/23/18	1,949	2,404
1 Kraft Foods Group Inc.	5.375%	2/10/20	994	1,206

1 Kraft Foods Group Inc.	3.500%	6/6/22	7,850	8,362
Kroger Co.	6.800%	12/15/18	425	533
Kroger Co.	6.150%	1/15/20	1,490	1,835
Kroger Co.	3.400%	4/15/22	1,668	1,742
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,650	1,850
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,400	1,492
Life Technologies Corp.	6.000%	3/1/20	1,700	2,024
Life Technologies Corp.	5.000%	1/15/21	1,233	1,389
Lorillard Tobacco Co.	8.125%	6/23/19	1,650	2,120
Lorillard Tobacco Co.	6.875%	5/1/20	2,250	2,744
McCormick & Co. Inc.	3.900%	7/15/21	275	305
McKesson Corp.	4.750%	3/1/21	3,700	4,351
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,350	1,553
Medco Health Solutions Inc.	7.125%	3/15/18	4,300	5,396
Medco Health Solutions Inc.	4.125%	9/15/20	3,350	3,689
Medtronic Inc.	5.600%	3/15/19	700	859
Medtronic Inc.	4.450%	3/15/20	5,800	6,798
Medtronic Inc.	3.125%	3/15/22	200	215
Merck & Co. Inc.	1.100%	1/31/18	2,250	2,252
Merck & Co. Inc.	5.000%	6/30/19	2,625	3,180
Merck & Co. Inc.	3.875%	1/15/21	5,500	6,217
Merck & Co. Inc.	2.400%	9/15/22	1,950	1,969
Molson Coors Brewing Co.	3.500%	5/1/22	1,050	1,112
Mondelez International Inc.	6.125%	2/1/18	6,080	7,437
Mondelez International Inc.	6.125%	8/23/18	1,875	2,320
Mondelez International Inc.	5.375%	2/10/20	7,251	8,801
Newell Rubbermaid Inc.	2.050%	12/1/17	1,175	1,181
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,507
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,201
Novartis Capital Corp.	4.400%	4/24/20	6,975	8,210
Novartis Capital Corp.	2.400%	9/21/22	3,000	3,022
Novartis Securities Investment Ltd.	5.125%	2/10/19	5,775	6,947
PepsiCo Inc.	5.000%	6/1/18	2,375	2,830
PepsiCo Inc.	7.900%	11/1/18	6,044	8,243
PepsiCo Inc.	4.500%	1/15/20	3,900	4,584
PepsiCo Inc.	3.125%	11/1/20	895	970
PepsiCo Inc.	3.000%	8/25/21	1,600	1,704
PepsiCo Inc.	2.750%	3/5/22	3,515	3,641
PerkinElmer Inc.	5.000%	11/15/21	825	922
Pfizer Inc.	6.200%	3/15/19	10,850	13,830
Pharmacia Corp.	6.500%	12/1/18	290	375
Philip Morris International Inc.	5.650%	5/16/18	6,050	7,391
Philip Morris International Inc.	4.500%	3/26/20	4,175	4,907
Philip Morris International Inc.	4.125%	5/17/21	520	598
Philip Morris International Inc.	2.900%	11/15/21	2,150	2,242
Philip Morris International Inc.	2.500%	8/22/22	1,625	1,635
Procter & Gamble Co.	4.700%	2/15/19	4,710	5,615
Procter & Gamble Co.	2.300%	2/6/22	3,924	4,023
Quest Diagnostics Inc.	4.700%	4/1/21	2,175	2,432
Ralcorp Holdings Inc.	4.950%	8/15/20	275	291
Reynolds American Inc.	7.750%	6/1/18	500	646
Reynolds American Inc.	3.250%	11/1/22	2,550	2,581
Safeway Inc.	5.000%	8/15/19	1,500	1,598
Safeway Inc.	3.950%	8/15/20	1,400	1,393
Safeway Inc.	4.750%	12/1/21	800	828
Sanofi	4.000%	3/29/21	7,525	8,663
St. Jude Medical Inc.	4.875%	7/15/19	1,500	1,724

Stryker Corp.	4.375%	1/15/20	1,500	1,711
Sysco Corp.	5.250%	2/12/18	1,970	2,366
Sysco Corp.	5.375%	3/17/19	150	182
Sysco Corp.	2.600%	6/12/22	1,050	1,079
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,650	1,782
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,775	2,998
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,154
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,825	3,212
Thermo Fisher Scientific Inc.	3.600%	8/15/21	4,325	4,633
Tupperware Brands Corp.	4.750%	6/1/21	1,300	1,394
Tyson Foods Inc.	4.500%	6/15/22	2,775	2,976
Unilever Capital Corp.	4.800%	2/15/19	2,225	2,617
Unilever Capital Corp.	4.250%	2/10/21	2,275	2,655
UST LLC	5.750%	3/1/18	2,200	2,651
Watson Pharmaceuticals Inc.	6.125%	8/15/19	375	463
Watson Pharmaceuticals Inc.	3.250%	10/1/22	5,200	5,334
Whirlpool Corp.	4.850%	6/15/21	1,350	1,451
Zimmer Holdings Inc.	4.625%	11/30/19	175	201
Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,881

Energy (7.7%)
Anadarko Petroleum Corp.	8.700%	3/15/19	2,850	3,887
Anadarko Petroleum Corp.	6.950%	6/15/19	50	64
Apache Corp.	3.625%	2/1/21	1,500	1,650
Apache Corp.	3.250%	4/15/22	4,450	4,744
Apache Corp.	2.625%	1/15/23	275	275
Baker Hughes Inc.	7.500%	11/15/18	2,300	3,078
Baker Hughes Inc.	3.200%	8/15/21	2,200	2,363
BJ Services Co.	6.000%	6/1/18	850	1,049
BP Capital Markets plc	4.750%	3/10/19	3,375	3,954
BP Capital Markets plc	4.500%	10/1/20	3,765	4,379
BP Capital Markets plc	4.742%	3/11/21	5,050	5,950
BP Capital Markets plc	3.561%	11/1/21	2,336	2,530
BP Capital Markets plc	3.245%	5/6/22	2,275	2,390
BP Capital Markets plc	2.500%	11/6/22	3,275	3,239
Cameron International Corp.	6.375%	7/15/18	425	521
Cameron International Corp.	4.500%	6/1/21	350	394
Cameron International Corp.	3.600%	4/30/22	1,150	1,213
Canadian Natural Resources Ltd.	3.450%	11/15/21	3,000	3,208
Cenovus Energy Inc.	5.700%	10/15/19	2,825	3,470
Cenovus Energy Inc.	3.000%	8/15/22	2,500	2,564
Chevron Corp.	1.104%	12/5/17	4,425	4,454
Chevron Corp.	4.950%	3/3/19	3,275	3,927
Chevron Corp.	2.355%	12/5/22	3,450	3,477
ConocoPhillips	5.750%	2/1/19	9,475	11,729
ConocoPhillips	6.000%	1/15/20	1,955	2,497
Devon Energy Corp.	6.300%	1/15/19	1,350	1,685
Devon Energy Corp.	4.000%	7/15/21	2,425	2,690
Devon Energy Corp.	3.250%	5/15/22	1,350	1,410
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,250	1,555
Encana Corp.	5.900%	12/1/17	1,575	1,880
Encana Corp.	6.500%	5/15/19	1,300	1,614
Encana Corp.	3.900%	11/15/21	1,875	2,010
Ensco plc	4.700%	3/15/21	3,875	4,410
EOG Resources Inc.	5.625%	6/1/19	2,250	2,780
EOG Resources Inc.	4.400%	6/1/20	2,000	2,330
EOG Resources Inc.	4.100%	2/1/21	2,040	2,342

EQT Corp.	6.500%	4/1/18	2,500	2,964
EQT Corp.	8.125%	6/1/19	1,075	1,341
EQT Corp.	4.875%	11/15/21	1,175	1,273
FMC Technologies Inc.	3.450%	10/1/22	1,275	1,306
Halliburton Co.	5.900%	9/15/18	2,100	2,622
Halliburton Co.	6.150%	9/15/19	1,750	2,225
Halliburton Co.	3.250%	11/15/21	1,350	1,471
Hess Corp.	8.125%	2/15/19	3,675	4,865
Husky Energy Inc.	7.250%	12/15/19	1,750	2,286
Husky Energy Inc.	3.950%	4/15/22	1,625	1,748
Marathon Oil Corp.	5.900%	3/15/18	2,050	2,495
Marathon Oil Corp.	2.800%	11/1/22	3,050	3,064
Marathon Petroleum Corp.	5.125%	3/1/21	1,600	1,874
Murphy Oil Corp.	2.500%	12/1/17	1,650	1,656
Murphy Oil Corp.	4.000%	6/1/22	900	914
Nabors Industries Inc.	6.150%	2/15/18	1,450	1,710
Nabors Industries Inc.	9.250%	1/15/19	4,475	5,956
Nabors Industries Inc.	5.000%	9/15/20	650	716
Nabors Industries Inc.	4.625%	9/15/21	1,650	1,770
1 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,448
National Oilwell Varco Inc.	1.350%	12/1/17	900	910
Nexen Inc.	6.200%	7/30/19	1,030	1,260
Noble Energy Inc.	8.250%	3/1/19	1,450	1,917
Noble Energy Inc.	4.150%	12/15/21	3,300	3,616
Noble Holding International Ltd.	4.900%	8/1/20	1,725	1,957
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,588
Occidental Petroleum Corp.	1.500%	2/15/18	2,850	2,896
Occidental Petroleum Corp.	4.100%	2/1/21	4,300	4,932
Occidental Petroleum Corp.	3.125%	2/15/22	1,350	1,442
Petro-Canada	6.050%	5/15/18	1,725	2,103
Petrohawk Energy Corp.	7.250%	8/15/18	2,400	2,721
Petrohawk Energy Corp.	6.250%	6/1/19	2,050	2,327
1 Phillips 66	4.300%	4/1/22	4,900	5,408
Pioneer Natural Resources Co.	6.875%	5/1/18	2,250	2,739
Pioneer Natural Resources Co.	3.950%	7/15/22	2,975	3,136
Pride International Inc.	8.500%	6/15/19	1,050	1,404
Pride International Inc.	6.875%	8/15/20	3,250	4,131
Rowan Cos. Inc.	7.875%	8/1/19	1,500	1,868
Rowan Cos. Inc.	4.875%	6/1/22	1,600	1,743
Sasol Financing International plc	4.500%	11/14/22	1,300	1,297
Shell International Finance BV	4.300%	9/22/19	4,925	5,711
Shell International Finance BV	4.375%	3/25/20	1,725	2,022
Shell International Finance BV	2.375%	8/21/22	3,900	3,944
Shell International Finance BV	2.250%	1/6/23	2,650	2,630
Southwestern Energy Co.	7.500%	2/1/18	1,100	1,350
1 Southwestern Energy Co.	4.100%	3/15/22	2,775	2,989
Suncor Energy Inc.	6.100%	6/1/18	5,325	6,495
Talisman Energy Inc.	7.750%	6/1/19	1,750	2,255
Talisman Energy Inc.	3.750%	2/1/21	1,560	1,676
Total Capital International SA	2.875%	2/17/22	1,600	1,676
Total Capital SA	4.450%	6/24/20	3,850	4,503
Total Capital SA	4.125%	1/28/21	2,900	3,322
Transocean Inc.	6.000%	3/15/18	3,200	3,730
Transocean Inc.	6.500%	11/15/20	3,490	4,201
Transocean Inc.	6.375%	12/15/21	3,000	3,602
Transocean Inc.	3.800%	10/15/22	1,500	1,526
Valero Energy Corp.	9.375%	3/15/19	1,450	1,989

Valero Energy Corp.	6.125%	2/1/20	4,600	5,600
Weatherford International Ltd.	6.000%	3/15/18	1,728	1,965
Weatherford International Ltd.	9.625%	3/1/19	3,200	4,118
Weatherford International Ltd.	5.125%	9/15/20	1,800	1,902
Weatherford International Ltd.	4.500%	4/15/22	1,600	1,635
XTO Energy Inc.	5.500%	6/15/18	800	989
XTO Energy Inc.	6.500%	12/15/18	1,200	1,585

Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	875	1,064
Cintas Corp. No 2	3.250%	6/1/22	600	623
Fluor Corp.	3.375%	9/15/21	830	896
1 URS Corp.	5.000%	4/1/22	1,375	1,429
Valmont Industries Inc.	6.625%	4/20/20	1,000	1,188

Technology (4.5%)
Adobe Systems Inc.	4.750%	2/1/20	1,625	1,821
Agilent Technologies Inc.	5.000%	7/15/20	1,525	1,763
Amphenol Corp.	4.000%	2/1/22	650	692
Applied Materials Inc.	4.300%	6/15/21	1,650	1,865
Arrow Electronics Inc.	6.000%	4/1/20	600	679
Arrow Electronics Inc.	5.125%	3/1/21	300	328
Avnet Inc.	5.875%	6/15/20	1,300	1,425
Baidu Inc.	3.500%	11/28/22	1,250	1,263
BMC Software Inc.	7.250%	6/1/18	750	875
BMC Software Inc.	4.250%	2/15/22	1,700	1,704
BMC Software Inc.	4.500%	12/1/22	350	353
Broadcom Corp.	2.700%	11/1/18	1,075	1,151
1 Broadcom Corp.	2.500%	8/15/22	2,050	2,045
CA Inc.	5.375%	12/1/19	1,825	2,102
Cisco Systems Inc.	4.950%	2/15/19	4,525	5,417
Cisco Systems Inc.	4.450%	1/15/20	7,545	8,843
Computer Sciences Corp.	6.500%	3/15/18	2,800	3,206
Computer Sciences Corp.	4.450%	9/15/22	500	513
Corning Inc.	4.250%	8/15/20	1,150	1,295
Dell Inc.	5.650%	4/15/18	922	1,069
Dell Inc.	5.875%	6/15/19	1,625	1,884
Dell Inc.	4.625%	4/1/21	2,025	2,184
Dun & Bradstreet Corp.	3.250%	12/1/17	1,050	1,058
Dun & Bradstreet Corp.	4.375%	12/1/22	400	402
Fiserv Inc.	4.625%	10/1/20	1,275	1,409
Fiserv Inc.	3.500%	10/1/22	2,575	2,604
Google Inc.	3.625%	5/19/21	3,270	3,664
Harris Corp.	5.950%	12/1/17	900	1,064
Harris Corp.	6.375%	6/15/19	650	781
Harris Corp.	4.400%	12/15/20	2,275	2,486
Hewlett-Packard Co.	5.500%	3/1/18	1,775	1,882
Hewlett-Packard Co.	3.750%	12/1/20	2,475	2,285
Hewlett-Packard Co.	4.300%	6/1/21	3,645	3,442
Hewlett-Packard Co.	4.375%	9/15/21	3,675	3,464
Hewlett-Packard Co.	4.650%	12/9/21	5,549	5,352
Intel Corp.	3.300%	10/1/21	5,275	5,695
International Business Machines Corp.	7.625%	10/15/18	3,529	4,747
International Business Machines Corp.	8.375%	11/1/19	1,289	1,854
International Business Machines Corp.	2.900%	11/1/21	5,950	6,297
International Business Machines Corp.	1.875%	8/1/22	2,850	2,751
Juniper Networks Inc.	4.600%	3/15/21	590	638

KLA-Tencor Corp.	6.900%	5/1/18	1,750	2,112
Microsoft Corp.	4.200%	6/1/19	3,850	4,489
Microsoft Corp.	3.000%	10/1/20	3,000	3,276
Microsoft Corp.	4.000%	2/8/21	50	58
Microsoft Corp.	2.125%	11/15/22	1,075	1,070
Motorola Solutions Inc.	3.750%	5/15/22	2,400	2,470
Oracle Corp.	5.750%	4/15/18	9,624	11,824
Oracle Corp.	5.000%	7/8/19	2,575	3,109
Oracle Corp.	3.875%	7/15/20	1,900	2,171
Oracle Corp.	2.500%	10/15/22	5,350	5,399
Pitney Bowes Inc.	4.750%	5/15/18	1,750	1,796
Pitney Bowes Inc.	6.250%	3/15/19	849	917
SAIC Inc.	4.450%	12/1/20	1,300	1,422
Symantec Corp.	4.200%	9/15/20	1,950	2,049
Symantec Corp.	3.950%	6/15/22	600	612
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,775	2,907
Texas Instruments Inc.	1.650%	8/3/19	2,300	2,304
Tyco Electronics Group SA	3.500%	2/3/22	1,175	1,220
Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,253
Xerox Corp.	6.350%	5/15/18	4,450	5,167
Xerox Corp.	5.625%	12/15/19	975	1,099
Xerox Corp.	4.500%	5/15/21	3,775	3,968

Transportation (2.3%)
2 American Airlines 2009-1A Pass Through
Trust	10.375%	1/2/21	1,694	1,758
2 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	142	147
2 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	2,327	2,402
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	5,120
Burlington Northern Santa Fe LLC	4.700%	10/1/19	360	418
Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,900	2,054
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,325	2,435
Burlington Northern Santa Fe LLC	3.050%	9/1/22	850	891
Canadian National Railway Co.	5.550%	3/1/19	1,725	2,118
Canadian National Railway Co.	2.850%	12/15/21	2,305	2,426
Canadian National Railway Co.	2.250%	11/15/22	800	800
Canadian Pacific Railway Co.	6.500%	5/15/18	250	305
Canadian Pacific Railway Co.	7.250%	5/15/19	1,780	2,233
Con-way Inc.	7.250%	1/15/18	200	234
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	2,460	2,737
2 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	175	202
2 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	573	624
CSX Corp.	7.375%	2/1/19	1,790	2,291
CSX Corp.	3.700%	10/30/20	3,100	3,375
CSX Corp.	4.250%	6/1/21	1,250	1,415
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	1,551	1,731
2 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	1,396	1,602
2 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	426	476

2 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	1,478	1,607
2 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	5/7/20	2,475	2,630
FedEx Corp.	8.000%	1/15/19	1,650	2,196
FedEx Corp.	2.625%	8/1/22	2,275	2,298
Norfolk Southern Corp.	5.750%	4/1/18	200	240
Norfolk Southern Corp.	5.900%	6/15/19	2,450	3,006
Norfolk Southern Corp.	3.250%	12/1/21	1,975	2,094
Norfolk Southern Corp.	3.000%	4/1/22	1,900	1,971
Ryder System Inc.	2.500%	3/1/18	1,750	1,788
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	69	80
Union Pacific Corp.	5.700%	8/15/18	1,250	1,524
Union Pacific Corp.	6.125%	2/15/20	1,150	1,452
Union Pacific Corp.	4.000%	2/1/21	2,375	2,689
Union Pacific Corp.	4.163%	7/15/22	1,312	1,499
United Parcel Service Inc.	5.500%	1/15/18	4,650	5,611
United Parcel Service Inc.	5.125%	4/1/19	1,000	1,213
United Parcel Service Inc.	3.125%	1/15/21	7,275	7,881
United Parcel Service Inc.	2.450%	10/1/22	825	835
				1,975,603
Utilities (10.1%)
Electric (5.9%)
Ameren Illinois Co.	2.700%	9/1/22	900	910
American Electric Power Co. Inc.	1.650%	12/15/17	1,300	1,306
American Electric Power Co. Inc.	2.950%	12/15/22	450	453
Appalachian Power Co.	7.950%	1/15/20	1,625	2,219
Appalachian Power Co.	4.600%	3/30/21	2,175	2,531
Arizona Public Service Co.	8.750%	3/1/19	1,500	1,997
Atlantic City Electric Co.	7.750%	11/15/18	1,000	1,352
Avista Corp.	5.950%	6/1/18	1,450	1,776
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,975	2,135
Carolina Power & Light Co.	5.300%	1/15/19	2,825	3,419
Carolina Power & Light Co.	3.000%	9/15/21	300	319
Carolina Power & Light Co.	2.800%	5/15/22	1,600	1,663
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,375	1,365
CenterPoint Energy Inc.	6.500%	5/1/18	600	729
Commonwealth Edison Co.	5.800%	3/15/18	655	798
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,511
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,094
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	1,300	1,591
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,350	1,766
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,543
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,725	2,016
Constellation Energy Group Inc.	5.150%	12/1/20	1,500	1,734
Consumers Energy Co.	6.700%	9/15/19	3,275	4,295
Consumers Energy Co.	5.650%	4/15/20	1,075	1,345
Consumers Energy Co.	2.850%	5/15/22	500	521
Detroit Edison Co.	3.900%	6/1/21	475	535
Detroit Edison Co.	2.650%	6/15/22	1,800	1,842
Dominion Resources Inc.	6.400%	6/15/18	1,075	1,346
Dominion Resources Inc.	8.875%	1/15/19	1,975	2,709
Dominion Resources Inc.	5.200%	8/15/19	3,325	3,973
Dominion Resources Inc.	4.450%	3/15/21	2,875	3,325
Duke Energy Carolinas LLC	5.100%	4/15/18	500	601
Duke Energy Carolinas LLC	7.000%	11/15/18	1,885	2,503

Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,583
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,907
Duke Energy Corp.	6.250%	6/15/18	695	857
Duke Energy Corp.	5.050%	9/15/19	2,395	2,803
Duke Energy Corp.	3.550%	9/15/21	1,000	1,064
Duke Energy Corp.	3.050%	8/15/22	925	938
Duke Energy Indiana Inc.	3.750%	7/15/20	1,700	1,894
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,295
Entergy Corp.	5.125%	9/15/20	300	328
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,250	1,497
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	358
Entergy Louisiana LLC	6.500%	9/1/18	450	552
Entergy Texas Inc.	7.125%	2/1/19	2,950	3,740
Exelon Generation Co. LLC	5.200%	10/1/19	800	919
Exelon Generation Co. LLC	4.000%	10/1/20	4,150	4,432
FirstEnergy Solutions Corp.	6.050%	8/15/21	4,675	5,330
Florida Power Corp.	5.650%	6/15/18	1,800	2,190
Florida Power Corp.	3.100%	8/15/21	725	764
Georgia Power Co.	4.250%	12/1/19	1,905	2,193
Georgia Power Co.	2.850%	5/15/22	2,400	2,500
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,335
Kansas City Power & Light Co.	7.150%	4/1/19	1,950	2,517
Kentucky Utilities Co.	3.250%	11/1/20	925	1,008
LG&E & KU Energy LLC	3.750%	11/15/20	195	204
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,513
Metropolitan Edison Co.	7.700%	1/15/19	592	755
MidAmerican Energy Co.	5.300%	3/15/18	500	605
MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,325	6,461
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,600	5,346
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	1,875	1,977
Nevada Power Co.	6.500%	5/15/18	1,325	1,659
Nevada Power Co.	6.500%	8/1/18	685	866
Nevada Power Co.	7.125%	3/15/19	2,825	3,653
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	1,550	1,844
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,275	1,427
Northern States Power Co.	5.250%	3/1/18	1,350	1,634
Northern States Power Co.	2.150%	8/15/22	175	174
NSTAR Electric Co.	2.375%	10/15/22	1,200	1,206
NSTAR LLC	4.500%	11/15/19	744	851
Ohio Power Co.	5.375%	10/1/21	2,200	2,716
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,500	1,856
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,500	3,177
Pacific Gas & Electric Co.	8.250%	10/15/18	2,650	3,625
Pacific Gas & Electric Co.	3.500%	10/1/20	3,700	4,084
Pacific Gas & Electric Co.	4.250%	5/15/21	825	954
Pacific Gas & Electric Co.	3.250%	9/15/21	500	537
PacifiCorp	3.850%	6/15/21	1,900	2,143
Peco Energy Co.	2.375%	9/15/22	450	459
Pennsylvania Electric Co.	5.200%	4/1/20	350	409
PPL Electric Utilities Corp.	3.000%	9/15/21	3,575	3,842
PPL Energy Supply LLC	6.500%	5/1/18	1,200	1,448
PPL Energy Supply LLC	4.600%	12/15/21	1,525	1,661
Progress Energy Inc.	7.050%	3/15/19	2,200	2,795
Progress Energy Inc.	4.875%	12/1/19	850	984
Progress Energy Inc.	4.400%	1/15/21	1,750	1,962

Progress Energy Inc.	3.150%	4/1/22	175	178
PSEG Power LLC	5.125%	4/15/20	1,125	1,297
PSEG Power LLC	4.150%	9/15/21	1,550	1,671
Public Service Co. of Colorado	5.125%	6/1/19	1,850	2,248
Public Service Co. of Colorado	3.200%	11/15/20	675	732
Public Service Co. of Colorado	2.250%	9/15/22	2,050	2,056
Public Service Co. of New Mexico	7.950%	5/15/18	1,750	2,131
Public Service Co. of Oklahoma	4.400%	2/1/21	500	577
Public Service Electric & Gas Co.	3.500%	8/15/20	375	416
San Diego Gas & Electric Co.	3.000%	8/15/21	2,050	2,202
SCANA Corp.	4.750%	5/15/21	2,500	2,752
SCANA Corp.	4.125%	2/1/22	950	993
Southern California Edison Co.	5.500%	8/15/18	775	950
Southern California Edison Co.	3.875%	6/1/21	2,200	2,492
Southwestern Electric Power Co.	5.875%	3/1/18	300	353
Southwestern Electric Power Co.	6.450%	1/15/19	1,600	1,948
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,123
Tampa Electric Co.	6.100%	5/15/18	1,125	1,416
Tampa Electric Co.	2.600%	9/15/22	475	487
TECO Finance Inc.	5.150%	3/15/20	1,850	2,172
TransAlta Corp.	6.650%	5/15/18	1,050	1,213
Tucson Electric Power Co.	5.150%	11/15/21	600	675
UIL Holdings Corp.	4.625%	10/1/20	150	162
Union Electric Co.	6.700%	2/1/19	2,050	2,613
Virginia Electric & Power Co.	5.400%	4/30/18	2,400	2,911
Virginia Electric & Power Co.	2.950%	1/15/22	500	532
Westar Energy Inc.	8.625%	12/1/18	1,094	1,498
Wisconsin Electric Power Co.	2.950%	9/15/21	925	974
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,391
Wisconsin Power & Light Co.	2.250%	11/15/22	875	871
Xcel Energy Inc.	4.700%	5/15/20	2,425	2,833

Natural Gas (4.1%)
AGL Capital Corp.	5.250%	8/15/19	750	904
AGL Capital Corp.	3.500%	9/15/21	1,050	1,153
Atmos Energy Corp.	8.500%	3/15/19	825	1,116
Boardwalk Pipelines LP	5.750%	9/15/19	500	578
British Transco Finance Inc.	6.625%	6/1/18	250	311
Buckeye Partners LP	4.875%	2/1/21	2,925	3,028
CenterPoint Energy Resources Corp.	6.000%	5/15/18	600	729
CenterPoint Energy Resources Corp.	4.500%	1/15/21	1,950	2,232
DCP Midstream Operating LP	4.950%	4/1/22	575	619
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	204
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,400	2,920
Enbridge Energy Partners LP	6.500%	4/15/18	1,400	1,719
Enbridge Energy Partners LP	9.875%	3/1/19	1,775	2,431
Enbridge Energy Partners LP	5.200%	3/15/20	250	285
Enbridge Energy Partners LP	4.200%	9/15/21	1,950	2,119
Energy Transfer Partners LP	6.700%	7/1/18	1,500	1,816
Energy Transfer Partners LP	9.700%	3/15/19	2,164	2,923
Energy Transfer Partners LP	9.000%	4/15/19	1,207	1,595
Energy Transfer Partners LP	4.650%	6/1/21	2,150	2,342
Energy Transfer Partners LP	5.200%	2/1/22	3,000	3,362
Enterprise Products Operating LLC	6.650%	4/15/18	800	999
Enterprise Products Operating LLC	6.500%	1/31/19	2,125	2,685
Enterprise Products Operating LLC	5.200%	9/1/20	4,325	5,177
Enterprise Products Operating LLC	4.050%	2/15/22	875	966

1 gulf south pipeline co. lp	4.000%	6/15/22	750	803
kinder morgan energy partners lp	5.950%	2/15/18	4,350	5,228
kinder morgan energy partners lp	9.000%	2/1/19	1,850	2,492
kinder morgan energy partners lp	6.850%	2/15/20	3,725	4,692
kinder morgan energy partners lp	5.800%	3/1/21	1,050	1,272
kinder morgan energy partners lp	3.950%	9/1/22	1,680	1,778
magellan midstream partners lp	6.550%	7/15/19	2,696	3,364
magellan midstream partners lp	4.250%	2/1/21	1,200	1,338
national fuel gas co.	4.900%	12/1/21	1,475	1,652
nisource finance corp.	6.400%	3/15/18	4,050	4,914
nisource finance corp.	6.800%	1/15/19	700	853
nisource finance corp.	5.450%	9/15/20	600	712
nisource finance corp.	4.450%	12/1/21	1,400	1,545
nisource finance corp.	6.125%	3/1/22	900	1,088
ONEOK Inc.	4.250%	2/1/22	2,825	3,050
ONEOK Partners LP	8.625%	3/1/19	1,475	1,952
ONEOK Partners LP	3.375%	10/1/22	3,075	3,126
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	750	938
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	2,025	2,513
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,400	1,705
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,534	1,787
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,900	2,026
Sempra Energy	6.150%	6/15/18	1,850	2,276
Sempra Energy	9.800%	2/15/19	1,550	2,177
Sempra Energy	2.875%	10/1/22	1,500	1,514
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	2,400	2,650
Spectra Energy Capital LLC	6.200%	4/15/18	3,300	4,036
Spectra Energy Capital LLC	8.000%	10/1/19	800	1,041
Spectra Energy Partners LP	4.600%	6/15/21	1,000	1,095
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,075	1,179
TC Pipelines LP	4.650%	6/15/21	1,253	1,341
TransCanada PipeLines Ltd.	6.500%	8/15/18	2,975	3,764
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,117	1,443
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,125	6,870
TransCanada PipeLines Ltd.	2.500%	8/1/22	3,850	3,904
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	400	490
Western Gas Partners LP	5.375%	6/1/21	2,150	2,467
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,354
Williams Partners LP	5.250%	3/15/20	2,475	2,872
Williams Partners LP	4.125%	11/15/20	2,300	2,504
Williams Partners LP	4.000%	11/15/21	4,900	5,248
Williams Partners LP	3.350%	8/15/22	1,975	2,013

Other Utility (0.1%)
United Utilities plc	5.375%	2/1/19	1,500	1,683
Veolia Environnement SA	6.000%	6/1/18	1,675	1,972

				350,854
Total Corporate Bonds (Cost $3,231,524)				3,406,328

Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,150	1,372
Cornell University New York GO	5.450%	2/1/19	150	182
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	237
Johns Hopkins University Maryland GO	5.250%	7/1/19	415	501
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	225	238
Total Taxable Municipal Bonds (Cost $2,407)				2,530
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
3 Vanguard Market Liquidity Fund (Cost
$37,614)	0.167%		37,613,756	37,614
Total Investments (99.4%) (Cost $3,284,458)				3,459,383
Other Assets and Liabilities-Net (0.6%)				19,329
Net Assets (100%)				3,478,712

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $61,450,000, representing 1.8% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	12,911	—
Corporate Bonds	—	3,406,328	—
Taxable Municipal Bonds	—	2,530	—
Temporary Cash Investments	37,614	—	—
Total	37,614	3,421,769	—

C. At November 30, 2012, the cost of investment securities for tax purposes was $3,285,398,000. Net unrealized appreciation of investment securities for tax purposes was $173,985,000, consisting of unrealized gains of $176,330,000 on securities that had risen in value since their purchase and $2,345,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond
(Cost $1,264)	2.750%	8/15/42	1,275	1,261
Corporate Bonds (98.5%)
Finance (18.5%)
Banking (8.8%)
American Express Co.	8.150%	3/19/38	1,265	2,108
Bank of America Corp.	5.875%	2/7/42	2,365	2,946
Bank of America NA	6.000%	10/15/36	1,400	1,672
Bank One Capital III	8.750%	9/1/30	290	415
Bank One Corp.	7.625%	10/15/26	1,580	2,088
Bank One Corp.	8.000%	4/29/27	135	192
Citigroup Inc.	6.625%	1/15/28	25	30
Citigroup Inc.	6.625%	6/15/32	1,785	2,046
Citigroup Inc.	5.875%	2/22/33	1,455	1,548
Citigroup Inc.	6.000%	10/31/33	895	953
Citigroup Inc.	5.850%	12/11/34	1,098	1,317
Citigroup Inc.	6.125%	8/25/36	3,235	3,553
Citigroup Inc.	5.875%	5/29/37	1,325	1,608
Citigroup Inc.	6.875%	3/5/38	3,255	4,357
Citigroup Inc.	8.125%	7/15/39	3,275	4,938
Citigroup Inc.	5.875%	1/30/42	1,580	1,941
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	2,300	2,748
Credit Suisse USA Inc.	7.125%	7/15/32	1,150	1,674
Fifth Third Bancorp	8.250%	3/1/38	1,457	2,092
Goldman Sachs Capital I	6.345%	2/15/34	3,775	3,850
Goldman Sachs Group Inc.	5.950%	1/15/27	3,110	3,349
Goldman Sachs Group Inc.	6.125%	2/15/33	3,265	3,771
Goldman Sachs Group Inc.	6.450%	5/1/36	1,510	1,618
Goldman Sachs Group Inc.	6.750%	10/1/37	6,880	7,651
Goldman Sachs Group Inc.	6.250%	2/1/41	3,430	4,160
HSBC Bank USA NA	5.875%	11/1/34	2,175	2,514
HSBC Bank USA NA	5.625%	8/15/35	600	685
HSBC Bank USA NA	7.000%	1/15/39	725	974
HSBC Holdings plc	7.625%	5/17/32	95	125
HSBC Holdings plc	6.500%	5/2/36	3,450	4,156
HSBC Holdings plc	6.500%	9/15/37	4,210	5,118
HSBC Holdings plc	6.800%	6/1/38	2,005	2,507
HSBC Holdings plc	6.100%	1/14/42	880	1,181
JPMorgan Chase & Co.	6.400%	5/15/38	3,470	4,686
JPMorgan Chase & Co.	5.500%	10/15/40	1,885	2,276
JPMorgan Chase & Co.	5.600%	7/15/41	2,730	3,386
JPMorgan Chase & Co.	5.400%	1/6/42	1,915	2,315
Merrill Lynch & Co. Inc.	6.750%	6/1/28	540	639
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,425	2,647
Merrill Lynch & Co. Inc.	7.750%	5/14/38	3,110	4,029
Morgan Stanley	6.000%	9/27/25	300	301
Morgan Stanley	6.250%	8/9/26	1,295	1,493
Morgan Stanley	7.250%	4/1/32	1,830	2,280

Morgan Stanley	6.375%	7/24/42	2,275	2,625
UBS AG	7.750%	9/1/26	1,000	1,280
Wachovia Bank NA	5.850%	2/1/37	1,625	2,051
Wachovia Bank NA	6.600%	1/15/38	3,075	4,240
Wachovia Corp.	6.605%	10/1/25	565	727
Wachovia Corp.	7.500%	4/15/35	45	61
Wachovia Corp.	5.500%	8/1/35	1,765	2,043
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	5.375%	2/7/35	1,185	1,458
Wells Fargo Bank NA	5.950%	8/26/36	2,375	3,056
1 Wells Fargo Capital X	5.950%	12/1/86	1,035	1,048

Brokerage (0.1%)
Jefferies Group Inc.	6.450%	6/8/27	400	418
Jefferies Group Inc.	6.250%	1/15/36	710	729

Finance Companies (2.3%)
General Electric Capital Corp.	5.550%	1/5/26	475	587
General Electric Capital Corp.	6.750%	3/15/32	6,930	9,005
General Electric Capital Corp.	6.150%	8/7/37	2,810	3,499
General Electric Capital Corp.	5.875%	1/14/38	9,040	10,876
General Electric Capital Corp.	6.875%	1/10/39	5,560	7,518
SLM Corp.	5.625%	8/1/33	1,060	991

Insurance (6.8%)
ACE Capital Trust II	9.700%	4/1/30	315	447
ACE INA Holdings Inc.	6.700%	5/15/36	400	564
Aetna Inc.	6.625%	6/15/36	1,280	1,728
Aetna Inc.	6.750%	12/15/37	840	1,161
Aetna Inc.	4.500%	5/15/42	455	477
Aetna Inc.	4.125%	11/15/42	200	200
Aflac Inc.	6.900%	12/17/39	145	188
Aflac Inc.	6.450%	8/15/40	1,050	1,304
Allstate Corp.	6.125%	12/15/32	415	535
Allstate Corp.	5.350%	6/1/33	815	967
Allstate Corp.	5.550%	5/9/35	1,415	1,737
Allstate Corp.	5.950%	4/1/36	1,020	1,319
Allstate Corp.	6.900%	5/15/38	345	493
Allstate Corp.	5.200%	1/15/42	580	693
1 Allstate Corp.	6.500%	5/15/57	525	554
American International Group Inc.	6.250%	5/1/36	1,535	1,959
American International Group Inc.	6.820%	11/15/37	150	198
1 American International Group Inc.	8.175%	5/15/68	5,640	7,008
1 American International Group Inc.	6.250%	3/15/87	1,035	1,056
Aon Corp.	8.205%	1/1/27	900	1,133
Aon Corp.	6.250%	9/30/40	385	506
Arch Capital Group Ltd.	7.350%	5/1/34	250	321
Assurant Inc.	6.750%	2/15/34	625	703
AXA SA	8.600%	12/15/30	2,350	2,883
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,525	1,913
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	570	591
Chubb Corp.	6.000%	5/11/37	1,100	1,452
Chubb Corp.	6.500%	5/15/38	775	1,082
Cigna Corp.	7.875%	5/15/27	140	188
Cigna Corp.	6.150%	11/15/36	185	230
Cigna Corp.	5.875%	3/15/41	795	983
Cigna Corp.	5.375%	2/15/42	1,650	1,909

Cincinnati Financial Corp.	6.920%	5/15/28	300	370
Cincinnati Financial Corp.	6.125%	11/1/34	694	802
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	481
Genworth Financial Inc.	6.500%	6/15/34	485	476
Hartford Financial Services Group Inc.	5.950%	10/15/36	555	626
Hartford Financial Services Group Inc.	6.625%	3/30/40	505	624
Hartford Financial Services Group Inc.	6.100%	10/1/41	450	526
Hartford Financial Services Group Inc.	6.625%	4/15/42	390	488
Humana Inc.	8.150%	6/15/38	145	203
Lincoln National Corp.	6.150%	4/7/36	300	345
Lincoln National Corp.	7.000%	6/15/40	1,735	2,215
Loews Corp.	6.000%	2/1/35	440	528
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	515	609
MetLife Inc.	3.048%	12/15/22	1,050	1,069
MetLife Inc.	6.500%	12/15/32	910	1,184
MetLife Inc.	6.375%	6/15/34	800	1,044
MetLife Inc.	5.700%	6/15/35	1,710	2,106
MetLife Inc.	5.875%	2/6/41	1,140	1,444
MetLife Inc.	4.125%	8/13/42	1,025	1,020
1 MetLife Inc.	6.400%	12/15/66	1,215	1,288
1 MetLife Inc.	10.750%	8/1/69	610	932
Munich Re America Corp.	7.450%	12/15/26	350	466
1 Nationwide Financial Services Inc.	6.750%	5/15/67	565	582
Principal Financial Group Inc.	3.125%	5/15/23	475	475
Principal Financial Group Inc.	6.050%	10/15/36	790	978
Principal Financial Group Inc.	4.625%	9/15/42	275	283
Principal Financial Group Inc.	4.350%	5/15/43	350	344
Progressive Corp.	6.625%	3/1/29	175	228
Progressive Corp.	6.250%	12/1/32	275	357
Protective Life Corp.	8.450%	10/15/39	590	772
Prudential Financial Inc.	5.750%	7/15/33	850	966
Prudential Financial Inc.	5.400%	6/13/35	45	49
Prudential Financial Inc.	5.900%	3/17/36	540	622
Prudential Financial Inc.	5.700%	12/14/36	950	1,076
Prudential Financial Inc.	6.625%	12/1/37	1,585	2,002
Prudential Financial Inc.	6.625%	6/21/40	40	51
Prudential Financial Inc.	6.200%	11/15/40	1,045	1,266
Prudential Financial Inc.	5.625%	5/12/41	270	308
1 Prudential Financial Inc.	5.625%	6/15/43	1,950	1,950
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	295	369
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	465	610
Transatlantic Holdings Inc.	8.000%	11/30/39	280	374
Travelers Cos. Inc.	6.750%	6/20/36	855	1,219
Travelers Cos. Inc.	6.250%	6/15/37	900	1,214
Travelers Cos. Inc.	5.350%	11/1/40	1,546	1,930
Travelers Property Casualty Corp.	6.375%	3/15/33	70	92
UnitedHealth Group Inc.	2.750%	2/15/23	1,050	1,067
UnitedHealth Group Inc.	5.800%	3/15/36	1,835	2,233
UnitedHealth Group Inc.	6.500%	6/15/37	625	833
UnitedHealth Group Inc.	6.625%	11/15/37	790	1,069
UnitedHealth Group Inc.	6.875%	2/15/38	1,535	2,159
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	455	576
UnitedHealth Group Inc.	4.625%	11/15/41	1,080	1,163
UnitedHealth Group Inc.	4.375%	3/15/42	275	290
UnitedHealth Group Inc.	3.950%	10/15/42	775	765
Unum Group	5.750%	8/15/42	300	322

Validus Holdings Ltd.	8.875%	1/26/40	285	385
WellPoint Inc.	3.300%	1/15/23	1,250	1,287
WellPoint Inc.	5.950%	12/15/34	281	337
WellPoint Inc.	5.850%	1/15/36	1,245	1,484
WellPoint Inc.	6.375%	6/15/37	970	1,229
WellPoint Inc.	5.800%	8/15/40	695	828
WellPoint Inc.	4.625%	5/15/42	2,385	2,467
WellPoint Inc.	4.650%	1/15/43	625	649
XL Group plc	6.375%	11/15/24	405	488
XL Group plc	6.250%	5/15/27	780	926

Real Estate Investment Trusts (0.5%)
Boston Properties LP	3.850%	2/1/23	1,355	1,439
BRE Properties Inc.	3.375%	1/15/23	325	324
HCP Inc.	6.750%	2/1/41	235	307
Health Care REIT Inc.	3.750%	3/15/23	600	600
Health Care REIT Inc.	6.500%	3/15/41	500	596
Health Care REIT Inc.	5.125%	3/15/43	575	565
Omega Healthcare Investors Inc.	5.875%	3/15/24	800	858
Post Apartment Homes LP	3.375%	12/1/22	350	356
Realty Income Corp.	5.875%	3/15/35	250	290
Simon Property Group LP	6.750%	2/1/40	820	1,126
Simon Property Group LP	4.750%	3/15/42	990	1,065
				257,720
Industrial (62.8%)
Basic Industry (5.4%)
Agrium Inc.	7.125%	5/23/36	530	718
Agrium Inc.	6.125%	1/15/41	425	527
Alcoa Inc.	5.900%	2/1/27	1,090	1,147
Alcoa Inc.	6.750%	1/15/28	290	316
Alcoa Inc.	5.950%	2/1/37	979	990
AngloGold Ashanti Holdings plc	6.500%	4/15/40	565	555
Barrick Gold Corp.	5.250%	4/1/42	940	1,050
Barrick North America Finance LLC	7.500%	9/15/38	90	125
Barrick North America Finance LLC	5.700%	5/30/41	1,590	1,842
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,590	1,863
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	600	801
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,080	1,151
Cliffs Natural Resources Inc.	6.250%	10/1/40	1,396	1,316
Domtar Corp.	6.250%	9/1/42	225	247
Dow Chemical Co.	7.375%	11/1/29	1,185	1,588
Dow Chemical Co.	9.400%	5/15/39	1,095	1,792
Dow Chemical Co.	5.250%	11/15/41	970	1,069
Dow Chemical Co.	4.375%	11/15/42	1,725	1,694
Eastman Chemical Co.	4.800%	9/1/42	420	449
Ecolab Inc.	5.500%	12/8/41	1,060	1,269
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	601
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,320	1,599
Georgia-Pacific LLC	8.000%	1/15/24	80	113
Georgia-Pacific LLC	7.375%	12/1/25	315	437
Georgia-Pacific LLC	7.250%	6/1/28	585	767
Georgia-Pacific LLC	7.750%	11/15/29	360	495
Georgia-Pacific LLC	8.875%	5/15/31	915	1,390
International Paper Co.	8.700%	6/15/38	50	76
International Paper Co.	7.300%	11/15/39	1,310	1,791
International Paper Co.	6.000%	11/15/41	1,300	1,567
Kinross Gold Corp.	6.875%	9/1/41	135	137

Lubrizol Corp.	6.500%	10/1/34	465	645
Monsanto Co.	5.500%	8/15/25	535	683
Monsanto Co.	5.875%	4/15/38	530	728
Monsanto Co.	3.600%	7/15/42	670	677
Mosaic Co.	4.875%	11/15/41	470	522
Newmont Mining Corp.	5.875%	4/1/35	230	266
Newmont Mining Corp.	6.250%	10/1/39	1,965	2,357
Newmont Mining Corp.	4.875%	3/15/42	1,635	1,711
Nucor Corp.	6.400%	12/1/37	930	1,269
Placer Dome Inc.	6.450%	10/15/35	50	59
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	670	856
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	760	941
PPG Industries Inc.	7.700%	3/15/38	445	653
PPG Industries Inc.	5.500%	11/15/40	160	189
Praxair Inc.	3.550%	11/7/42	400	394
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	39
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	671
Rio Tinto Alcan Inc.	6.125%	12/15/33	319	409
Rio Tinto Alcan Inc.	5.750%	6/1/35	495	612
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,415	1,924
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,495	2,955
Rio Tinto Finance USA plc	4.750%	3/22/42	290	323
Rio Tinto Finance USA plc	4.125%	8/21/42	725	742
Rohm & Haas Co.	7.850%	7/15/29	1,400	1,911
Southern Copper Corp.	7.500%	7/27/35	1,555	1,971
Southern Copper Corp.	6.750%	4/16/40	1,490	1,752
Southern Copper Corp.	5.250%	11/8/42	925	906
Syngenta Finance NV	4.375%	3/28/42	225	248
Teck Resources Ltd.	3.750%	2/1/23	1,575	1,581
Teck Resources Ltd.	6.125%	10/1/35	780	873
Teck Resources Ltd.	6.000%	8/15/40	590	645
Teck Resources Ltd.	6.250%	7/15/41	1,985	2,244
Teck Resources Ltd.	5.200%	3/1/42	445	439
Teck Resources Ltd.	5.400%	2/1/43	475	485
Vale Canada Ltd.	7.200%	9/15/32	660	823
Vale Overseas Ltd.	8.250%	1/17/34	1,895	2,585
Vale Overseas Ltd.	6.875%	11/21/36	3,855	4,758
Vale Overseas Ltd.	6.875%	11/10/39	1,430	1,785
Vale SA	5.625%	9/11/42	1,625	1,742
Westvaco Corp.	7.950%	2/15/31	850	1,123
Xstrata Canada Corp.	6.200%	6/15/35	175	186

Capital Goods (4.9%)
3M Co.	6.375%	2/15/28	550	750
3M Co.	5.700%	3/15/37	1,410	1,977
ABB Finance USA Inc.	4.375%	5/8/42	900	1,001
2 ADT Corp.	4.875%	7/15/42	845	877
Boeing Co.	7.950%	8/15/24	440	657
Boeing Co.	6.125%	2/15/33	380	512
Boeing Co.	6.625%	2/15/38	20	30
Boeing Co.	6.875%	3/15/39	1,020	1,574
Boeing Co.	5.875%	2/15/40	825	1,132
Caterpillar Inc.	5.300%	9/15/35	950	1,177
Caterpillar Inc.	6.050%	8/15/36	840	1,128
2 Caterpillar Inc.	3.803%	8/15/42	2,880	2,889
Deere & Co.	5.375%	10/16/29	1,020	1,336
Deere & Co.	8.100%	5/15/30	40	62

Deere & Co.	7.125%	3/3/31	145	210
Deere & Co.	3.900%	6/9/42	1,470	1,502
Dover Corp.	5.375%	10/15/35	35	44
Dover Corp.	6.600%	3/15/38	165	238
Dover Corp.	5.375%	3/1/41	1,180	1,540
Emerson Electric Co.	6.000%	8/15/32	160	212
Emerson Electric Co.	6.125%	4/15/39	40	56
Emerson Electric Co.	5.250%	11/15/39	620	781
General Dynamics Corp.	3.600%	11/15/42	725	711
General Electric Co.	4.125%	10/9/42	2,650	2,762
Goodrich Corp.	6.800%	7/1/36	45	65
Honeywell International Inc.	5.700%	3/15/36	375	497
Honeywell International Inc.	5.700%	3/15/37	1,430	1,879
Honeywell International Inc.	5.375%	3/1/41	760	989
Illinois Tool Works Inc.	4.875%	9/15/41	820	976
Illinois Tool Works Inc.	3.900%	9/1/42	1,550	1,615
John Deere Capital Corp.	2.800%	1/27/23	1,475	1,550
Legrand France SA	8.500%	2/15/25	385	515
Lockheed Martin Corp.	6.150%	9/1/36	1,860	2,460
Lockheed Martin Corp.	5.500%	11/15/39	725	879
Lockheed Martin Corp.	5.720%	6/1/40	835	1,076
Lockheed Martin Corp.	4.850%	9/15/41	865	978
Northrop Grumman Corp.	5.050%	11/15/40	1,050	1,228
Northrop Grumman Systems Corp.	7.750%	2/15/31	525	776
Owens Corning	4.200%	12/15/22	200	203
Owens Corning	7.000%	12/1/36	1,515	1,705
Parker Hannifin Corp.	6.250%	5/15/38	90	125
Raytheon Co.	2.500%	12/15/22	900	897
Raytheon Co.	7.200%	8/15/27	955	1,360
Raytheon Co.	4.875%	10/15/40	575	672
Raytheon Co.	4.700%	12/15/41	710	813
Republic Services Inc.	4.750%	5/15/23	1,240	1,424
Republic Services Inc.	6.086%	3/15/35	25	31
Republic Services Inc.	6.200%	3/1/40	110	140
Republic Services Inc.	5.700%	5/15/41	1,550	1,888
Rockwell Automation Inc.	6.700%	1/15/28	135	180
Rockwell Automation Inc.	6.250%	12/1/37	30	42
Sonoco Products Co.	5.750%	11/1/40	720	824
Stanley Black & Decker Inc.	5.200%	9/1/40	615	727
2 Turlock Corp.	4.000%	11/2/32	1,000	1,034
2 Turlock Corp.	4.150%	11/2/42	975	996
United Technologies Corp.	6.700%	8/1/28	50	69
United Technologies Corp.	7.500%	9/15/29	155	232
United Technologies Corp.	5.400%	5/1/35	1,410	1,762
United Technologies Corp.	6.050%	6/1/36	295	396
United Technologies Corp.	6.125%	7/15/38	2,290	3,090
United Technologies Corp.	5.700%	4/15/40	1,820	2,392
United Technologies Corp.	4.500%	6/1/42	4,575	5,188
Waste Management Inc.	7.100%	8/1/26	415	564
Waste Management Inc.	7.000%	7/15/28	90	123
Waste Management Inc.	7.750%	5/15/32	650	927
Waste Management Inc.	6.125%	11/30/39	1,180	1,503

Communication (14.7%)
Alltel Corp.	7.875%	7/1/32	1,425	2,255
America Movil SAB de CV	6.375%	3/1/35	2,155	2,817
America Movil SAB de CV	6.125%	11/15/37	400	516

America Movil SAB de CV	6.125%	3/30/40	2,725	3,587
America Movil SAB de CV	4.375%	7/16/42	875	902
Ameritech Capital Funding Corp.	6.550%	1/15/28	585	688
AT&T Corp.	6.500%	3/15/29	555	689
AT&T Corp.	8.000%	11/15/31	2,805	4,353
AT&T Inc.	6.450%	6/15/34	1,500	1,946
AT&T Inc.	6.150%	9/15/34	1,092	1,380
AT&T Inc.	6.800%	5/15/36	1,425	1,916
AT&T Inc.	6.500%	9/1/37	2,725	3,565
AT&T Inc.	6.300%	1/15/38	3,160	4,041
AT&T Inc.	6.400%	5/15/38	1,260	1,635
AT&T Inc.	6.550%	2/15/39	2,455	3,268
AT&T Inc.	5.350%	9/1/40	4,640	5,395
AT&T Inc.	5.550%	8/15/41	2,060	2,457
AT&T Mobility LLC	7.125%	12/15/31	935	1,275
Bellsouth Capital Funding Corp.	7.875%	2/15/30	1,474	1,970
Bellsouth Capital Funding Corp.	7.120%	7/15/97	510	645
BellSouth Corp.	6.875%	10/15/31	2,655	3,271
BellSouth Corp.	6.550%	6/15/34	1,275	1,566
BellSouth Corp.	6.000%	11/15/34	895	1,028
BellSouth Telecommunications Inc.	7.000%	10/1/25	295	382
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,115	1,343
BellSouth Telecommunications Inc.	7.000%	12/1/95	15	19
BellSouth Telecommunications Inc.	0.000%	12/15/95	470	470
British Telecommunications plc	9.625%	12/15/30	3,497	5,619
CBS Corp.	7.875%	7/30/30	2,091	2,933
CBS Corp.	5.500%	5/15/33	60	66
CBS Corp.	5.900%	10/15/40	550	637
CBS Corp.	4.850%	7/1/42	845	881
CenturyLink Inc.	6.875%	1/15/28	265	274
CenturyLink Inc.	7.600%	9/15/39	1,185	1,229
CenturyLink Inc.	7.650%	3/15/42	1,640	1,718
Comcast Corp.	7.050%	3/15/33	1,060	1,437
Comcast Corp.	5.650%	6/15/35	1,835	2,159
Comcast Corp.	6.500%	11/15/35	960	1,239
Comcast Corp.	6.450%	3/15/37	2,135	2,756
Comcast Corp.	6.950%	8/15/37	2,900	3,961
Comcast Corp.	6.400%	5/15/38	1,030	1,330
Comcast Corp.	6.550%	7/1/39	570	752
Comcast Corp.	6.400%	3/1/40	1,600	2,085
Comcast Corp.	4.650%	7/15/42	1,650	1,742
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,960	5,963
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,315	2,123
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	1,770	2,007
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,170	1,269
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,370	1,581
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,255	1,250
Discovery Communications LLC	6.350%	6/1/40	710	904
Discovery Communications LLC	4.950%	5/15/42	620	677
Embarq Corp.	7.995%	6/1/36	2,455	2,691
France Telecom SA	8.500%	3/1/31	3,235	4,757
France Telecom SA	5.375%	1/13/42	1,285	1,488
Grupo Televisa SAB	6.625%	3/18/25	1,050	1,378

Grupo Televisa SAB	8.500%	3/11/32	60	87
Grupo Televisa SAB	6.625%	1/15/40	1,195	1,570
GTE Corp.	6.940%	4/15/28	1,080	1,457
Koninklijke KPN NV	8.375%	10/1/30	1,475	1,982
McGraw-Hill Cos. Inc.	6.550%	11/15/37	400	464
NBCUniversal Media LLC	2.875%	1/15/23	1,725	1,728
NBCUniversal Media LLC	6.400%	4/30/40	1,215	1,550
NBCUniversal Media LLC	5.950%	4/1/41	1,445	1,751
NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,447
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,700	2,817
News America Inc.	7.700%	10/30/25	90	121
News America Inc.	6.550%	3/15/33	1,435	1,747
News America Inc.	6.200%	12/15/34	2,115	2,582
News America Inc.	6.400%	12/15/35	2,605	3,252
News America Inc.	8.150%	10/17/36	60	82
News America Inc.	6.150%	3/1/37	2,975	3,622
News America Inc.	6.650%	11/15/37	1,300	1,669
News America Inc.	7.850%	3/1/39	50	71
News America Inc.	6.900%	8/15/39	1,010	1,339
News America Inc.	7.750%	12/1/45	360	505
Pacific Bell Telephone Co.	7.125%	3/15/26	80	108
Pacific Bell Telephone Co.	6.625%	10/15/34	145	153
Qwest Capital Funding Inc.	6.875%	7/15/28	500	514
Qwest Capital Funding Inc.	7.750%	2/15/31	175	184
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	2,275	2,286
Qwest Corp.	7.125%	11/15/43	85	88
Rogers Communications Inc.	7.500%	8/15/38	675	986
TCI Communications Inc.	7.875%	2/15/26	890	1,267
TCI Communications Inc.	7.125%	2/15/28	220	294
Telecom Italia Capital SA	6.375%	11/15/33	1,475	1,429
Telecom Italia Capital SA	6.000%	9/30/34	855	788
Telecom Italia Capital SA	7.200%	7/18/36	1,710	1,732
Telecom Italia Capital SA	7.721%	6/4/38	1,395	1,473
Telefonica Emisiones SAU	7.045%	6/20/36	2,390	2,448
Telefonica Europe BV	8.250%	9/15/30	1,935	2,150
Thomson Reuters Corp.	5.500%	8/15/35	725	846
Thomson Reuters Corp.	5.850%	4/15/40	790	979
Time Warner Cable Inc.	6.550%	5/1/37	2,675	3,306
Time Warner Cable Inc.	7.300%	7/1/38	1,215	1,621
Time Warner Cable Inc.	6.750%	6/15/39	2,020	2,573
Time Warner Cable Inc.	5.875%	11/15/40	1,260	1,456
Time Warner Cable Inc.	5.500%	9/1/41	1,815	2,020
Time Warner Cable Inc.	4.500%	9/15/42	1,775	1,731
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,830	2,611
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,500	2,196
United States Cellular Corp.	6.700%	12/15/33	610	655
Verizon Communications Inc.	5.850%	9/15/35	1,755	2,230
Verizon Communications Inc.	6.250%	4/1/37	1,795	2,351
Verizon Communications Inc.	6.400%	2/15/38	2,645	3,592
Verizon Communications Inc.	6.900%	4/15/38	1,260	1,804
Verizon Communications Inc.	7.350%	4/1/39	1,005	1,512
Verizon Communications Inc.	6.000%	4/1/41	1,815	2,388
Verizon Communications Inc.	4.750%	11/1/41	775	878
Verizon Communications Inc.	3.850%	11/1/42	1,725	1,726
Verizon Global Funding Corp.	7.750%	12/1/30	3,170	4,645
Verizon Global Funding Corp.	7.750%	6/15/32	180	269

Verizon Maryland Inc.	5.125%	6/15/33	595	632
Verizon New England Inc.	7.875%	11/15/29	50	67
Verizon New York Inc.	7.375%	4/1/32	802	1,052
Vodafone Group plc	7.875%	2/15/30	1,235	1,815
Vodafone Group plc	6.250%	11/30/32	65	86
Vodafone Group plc	6.150%	2/27/37	2,730	3,653
WPP Finance 2010	5.125%	9/7/42	300	300

Consumer Cyclical (8.4%)
AutoZone Inc.	2.875%	1/15/23	425	419
CVS Caremark Corp.	2.750%	12/1/22	1,700	1,701
CVS Caremark Corp.	6.250%	6/1/27	1,130	1,507
CVS Caremark Corp.	6.125%	9/15/39	1,080	1,376
CVS Caremark Corp.	5.750%	5/15/41	2,534	3,112
Daimler Finance North America LLC	8.500%	1/18/31	2,140	3,352
Darden Restaurants Inc.	6.800%	10/15/37	295	371
eBay Inc.	4.000%	7/15/42	950	920
Ford Holdings LLC	9.300%	3/1/30	375	515
Ford Motor Co.	6.625%	10/1/28	375	426
Ford Motor Co.	6.375%	2/1/29	350	385
Ford Motor Co.	7.450%	7/16/31	3,185	4,013
Ford Motor Co.	7.400%	11/1/46	745	900
Historic TW Inc.	9.150%	2/1/23	565	829
Historic TW Inc.	6.625%	5/15/29	1,540	1,975
Home Depot Inc.	5.875%	12/16/36	4,115	5,441
Home Depot Inc.	5.400%	9/15/40	705	887
Home Depot Inc.	5.950%	4/1/41	1,315	1,785
Johnson Controls Inc.	6.000%	1/15/36	340	411
Johnson Controls Inc.	5.700%	3/1/41	495	604
Johnson Controls Inc.	5.250%	12/1/41	280	322
Kohl's Corp.	6.000%	1/15/33	45	53
Kohl's Corp.	6.875%	12/15/37	1,115	1,463
Lowe's Cos. Inc.	6.875%	2/15/28	60	80
Lowe's Cos. Inc.	6.500%	3/15/29	30	39
Lowe's Cos. Inc.	5.500%	10/15/35	860	1,033
Lowe's Cos. Inc.	5.800%	10/15/36	290	363
Lowe's Cos. Inc.	6.650%	9/15/37	325	443
Lowe's Cos. Inc.	5.800%	4/15/40	1,470	1,877
Lowe's Cos. Inc.	5.125%	11/15/41	1,255	1,473
Lowe's Cos. Inc.	4.650%	4/15/42	760	851
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,025	1,014
Macy's Retail Holdings Inc.	6.900%	4/1/29	1,235	1,497
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	275
Macy's Retail Holdings Inc.	6.700%	7/15/34	40	49
Macy's Retail Holdings Inc.	6.375%	3/15/37	1,710	2,098
Macy's Retail Holdings Inc.	5.125%	1/15/42	205	223
Macy's Retail Holdings Inc.	4.300%	2/15/43	225	217
McDonald's Corp.	6.300%	10/15/37	1,485	2,068
McDonald's Corp.	6.300%	3/1/38	1,495	2,103
McDonald's Corp.	5.700%	2/1/39	50	66
McDonald's Corp.	3.700%	2/15/42	895	902
Nordstrom Inc.	6.950%	3/15/28	30	39
Nordstrom Inc.	7.000%	1/15/38	860	1,222
Target Corp.	7.000%	7/15/31	480	663
Target Corp.	6.350%	11/1/32	1,385	1,839
Target Corp.	6.500%	10/15/37	3,310	4,649
Target Corp.	7.000%	1/15/38	2,140	3,172

Target Corp.	4.000%	7/1/42	235	241
Time Warner Cos. Inc.	7.570%	2/1/24	470	626
Time Warner Cos. Inc.	6.950%	1/15/28	85	112
Time Warner Inc.	7.625%	4/15/31	3,535	4,848
Time Warner Inc.	7.700%	5/1/32	3,005	4,190
Time Warner Inc.	6.500%	11/15/36	840	1,054
Time Warner Inc.	6.200%	3/15/40	410	509
Time Warner Inc.	6.100%	7/15/40	1,885	2,313
Time Warner Inc.	6.250%	3/29/41	1,920	2,406
Time Warner Inc.	5.375%	10/15/41	400	449
Time Warner Inc.	4.900%	6/15/42	305	324
VF Corp.	6.450%	11/1/37	635	868
Viacom Inc.	6.875%	4/30/36	2,690	3,654
Viacom Inc.	6.750%	10/5/37	250	338
Viacom Inc.	4.500%	2/27/42	20	20
Wal-Mart Stores Inc.	5.875%	4/5/27	1,830	2,476
Wal-Mart Stores Inc.	7.550%	2/15/30	2,000	2,975
Wal-Mart Stores Inc.	5.250%	9/1/35	3,205	3,967
Wal-Mart Stores Inc.	6.500%	8/15/37	4,575	6,509
Wal-Mart Stores Inc.	6.200%	4/15/38	3,330	4,593
Wal-Mart Stores Inc.	5.625%	4/1/40	2,672	3,537
Wal-Mart Stores Inc.	4.875%	7/8/40	345	410
Wal-Mart Stores Inc.	5.000%	10/25/40	630	764
Wal-Mart Stores Inc.	5.625%	4/15/41	1,465	1,934
Walgreen Co.	4.400%	9/15/42	575	580
Walt Disney Co.	2.350%	12/1/22	1,700	1,702
Walt Disney Co.	7.000%	3/1/32	80	118
Walt Disney Co.	4.375%	8/16/41	665	743
Walt Disney Co.	4.125%	12/1/41	1,260	1,361
Walt Disney Co.	3.700%	12/1/42	200	199
Western Union Co.	6.200%	11/17/36	800	809
Western Union Co.	6.200%	6/21/40	170	176
Yum! Brands Inc.	6.875%	11/15/37	1,220	1,713

Consumer Noncyclical (13.3%)
Abbott Laboratories	6.150%	11/30/37	1,075	1,534
Abbott Laboratories	6.000%	4/1/39	670	950
Abbott Laboratories	5.300%	5/27/40	770	1,019
2 AbbVie Inc.	4.400%	11/6/42	3,300	3,467
Ahold Finance USA LLC	6.875%	5/1/29	340	438
Altria Group Inc.	9.950%	11/10/38	2,200	3,621
Altria Group Inc.	10.200%	2/6/39	2,190	3,702
Altria Group Inc.	4.250%	8/9/42	625	619
Amgen Inc.	6.375%	6/1/37	1,895	2,407
Amgen Inc.	6.900%	6/1/38	65	88
Amgen Inc.	6.400%	2/1/39	2,735	3,506
Amgen Inc.	5.750%	3/15/40	740	888
Amgen Inc.	4.950%	10/1/41	710	789
Amgen Inc.	5.150%	11/15/41	3,255	3,690
Amgen Inc.	5.650%	6/15/42	1,570	1,909
Amgen Inc.	5.375%	5/15/43	420	497
Anheuser-Busch Cos. LLC	6.800%	8/20/32	65	90
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	26
Anheuser-Busch Cos. LLC	5.750%	4/1/36	25	32
Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	939
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,330	3,823
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	255	417

Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,260	1,775
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,160	3,163
Archer-Daniels-Midland Co.	5.935%	10/1/32	645	813
Archer-Daniels-Midland Co.	5.375%	9/15/35	680	818
Archer-Daniels-Midland Co.	5.765%	3/1/41	1,010	1,275
Archer-Daniels-Midland Co.	4.535%	3/26/42	850	927
2 Archer-Daniels-Midland Co.	4.016%	4/16/43	425	427
AstraZeneca plc	6.450%	9/15/37	5,100	7,017
AstraZeneca plc	4.000%	9/18/42	300	310
Baxter International Inc.	6.250%	12/1/37	370	520
Baxter International Inc.	3.650%	8/15/42	1,225	1,217
Beam Inc.	5.875%	1/15/36	160	189
Becton Dickinson & Co.	6.000%	5/15/39	30	41
Becton Dickinson & Co.	5.000%	11/12/40	265	326
Boston Scientific Corp.	7.000%	11/15/35	50	64
Boston Scientific Corp.	7.375%	1/15/40	870	1,212
Bristol-Myers Squibb Co.	7.150%	6/15/23	25	35
Bristol-Myers Squibb Co.	6.800%	11/15/26	45	64
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,380	1,818
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,360	1,874
Bristol-Myers Squibb Co.	3.250%	8/1/42	475	441
Bristol-Myers Squibb Co.	6.875%	8/1/97	35	53
Campbell Soup Co.	3.800%	8/2/42	200	200
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	950	965
Celgene Corp.	5.700%	10/15/40	310	361
Colgate-Palmolive Co.	1.950%	2/1/23	700	688
ConAgra Foods Inc.	7.125%	10/1/26	510	658
ConAgra Foods Inc.	7.000%	10/1/28	375	484
ConAgra Foods Inc.	8.250%	9/15/30	495	695
Covidien International Finance SA	6.550%	10/15/37	1,150	1,647
Delhaize America LLC	9.000%	4/15/31	670	803
Delhaize Group SA	5.700%	10/1/40	707	671
Diageo Capital plc	5.875%	9/30/36	1,490	1,923
Diageo Investment Corp.	7.450%	4/15/35	235	359
Diageo Investment Corp.	4.250%	5/11/42	385	416
Dignity Health California GO	4.500%	11/1/42	425	420
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	130	191
Eli Lilly & Co.	7.125%	6/1/25	60	86
Eli Lilly & Co.	5.500%	3/15/27	1,375	1,761
Eli Lilly & Co.	6.770%	1/1/36	290	417
Eli Lilly & Co.	5.550%	3/15/37	855	1,090
Eli Lilly & Co.	5.950%	11/15/37	665	887
Estee Lauder Cos. Inc.	6.000%	5/15/37	215	283
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	591
2 Express Scripts Holding Co.	6.125%	11/15/41	1,010	1,293
Genentech Inc.	5.250%	7/15/35	945	1,146
General Mills Inc.	5.400%	6/15/40	740	928
Gilead Sciences Inc.	5.650%	12/1/41	1,315	1,655
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	80	98
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,345	6,102
Hasbro Inc.	6.350%	3/15/40	630	799
Hershey Co.	7.200%	8/15/27	550	783
HJ Heinz Finance Co.	6.750%	3/15/32	430	554
Hospira Inc.	5.600%	9/15/40	390	411
Ingredion Inc.	6.625%	4/15/37	175	219
Johnson & Johnson	6.730%	11/15/23	50	71
Johnson & Johnson	6.950%	9/1/29	40	58

Johnson & Johnson	4.950%	5/15/33	500	616
Johnson & Johnson	5.950%	8/15/37	2,245	3,147
Johnson & Johnson	5.850%	7/15/38	795	1,105
Johnson & Johnson	4.500%	9/1/40	720	864
Johnson & Johnson	4.850%	5/15/41	445	558
Kaiser Foundation Hospitals	4.875%	4/1/42	620	707
Kellogg Co.	7.450%	4/1/31	1,375	1,908
Kimberly-Clark Corp.	6.625%	8/1/37	1,015	1,493
Kimberly-Clark Corp.	5.300%	3/1/41	485	631
Koninklijke Philips Electronics NV	6.875%	3/11/38	1,410	1,930
Koninklijke Philips Electronics NV	5.000%	3/15/42	675	774
2 Kraft Foods Group Inc.	6.875%	1/26/39	1,125	1,530
2 Kraft Foods Group Inc.	6.500%	2/9/40	1,000	1,318
2 Kraft Foods Group Inc.	5.000%	6/4/42	2,490	2,777
Kroger Co.	7.700%	6/1/29	20	27
Kroger Co.	8.000%	9/15/29	150	203
Kroger Co.	7.500%	4/1/31	380	498
Kroger Co.	6.900%	4/15/38	1,435	1,917
Kroger Co.	5.400%	7/15/40	455	513
Kroger Co.	5.000%	4/15/42	600	646
Lorillard Tobacco Co.	8.125%	5/1/40	40	53
Lorillard Tobacco Co.	7.000%	8/4/41	535	647
Mattel Inc.	5.450%	11/1/41	720	817
McKesson Corp.	2.700%	12/15/22	600	605
McKesson Corp.	6.000%	3/1/41	655	879
Mead Johnson Nutrition Co.	5.900%	11/1/39	445	549
Medtronic Inc.	6.500%	3/15/39	155	226
Medtronic Inc.	5.550%	3/15/40	1,030	1,369
Medtronic Inc.	4.500%	3/15/42	710	820
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	550	645
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	550	552
Merck & Co. Inc.	6.300%	1/1/26	30	41
Merck & Co. Inc.	6.400%	3/1/28	140	192
Merck & Co. Inc.	5.950%	12/1/28	80	106
Merck & Co. Inc.	6.500%	12/1/33	2,270	3,300
Merck & Co. Inc.	5.750%	11/15/36	70	94
Merck & Co. Inc.	6.550%	9/15/37	2,825	4,068
Merck & Co. Inc.	5.850%	6/30/39	1,160	1,603
Molson Coors Brewing Co.	5.000%	5/1/42	1,700	1,905
Mondelez International Inc.	6.500%	11/1/31	730	949
Mondelez International Inc.	7.000%	8/11/37	848	1,169
Mondelez International Inc.	6.875%	2/1/38	805	1,109
Mondelez International Inc.	6.875%	1/26/39	915	1,267
Mondelez International Inc.	6.500%	2/9/40	2,815	3,799
Novartis Capital Corp.	3.700%	9/21/42	450	452
Pepsi Bottling Group Inc.	7.000%	3/1/29	885	1,290
PepsiAmericas Inc.	5.500%	5/15/35	125	156
PepsiCo Inc.	5.500%	1/15/40	1,695	2,182
PepsiCo Inc.	4.875%	11/1/40	1,870	2,180
PepsiCo Inc.	4.000%	3/5/42	800	833
PepsiCo Inc.	3.600%	8/13/42	475	464
Pfizer Inc.	7.200%	3/15/39	3,045	4,698
Pharmacia Corp.	6.600%	12/1/28	355	483
Philip Morris International Inc.	6.375%	5/16/38	2,390	3,298
Philip Morris International Inc.	4.375%	11/15/41	1,120	1,209

Philip Morris International Inc.	4.500%	3/20/42	455	500
Philip Morris International Inc.	3.875%	8/21/42	1,125	1,143
Procter & Gamble Co.	6.450%	1/15/26	50	70
Procter & Gamble Co.	5.500%	2/1/34	60	78
Procter & Gamble Co.	5.800%	8/15/34	1,550	2,090
3 Procter & Gamble Co.	5.550%	3/5/37	2,285	3,094
Quest Diagnostics Inc.	6.950%	7/1/37	535	696
Quest Diagnostics Inc.	5.750%	1/30/40	460	529
Ralcorp Holdings Inc.	6.625%	8/15/39	641	758
Reynolds American Inc.	7.250%	6/15/37	525	694
Reynolds American Inc.	4.750%	11/1/42	500	504
Safeway Inc.	7.250%	2/1/31	780	859
Sysco Corp.	5.375%	9/21/35	1,155	1,440
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,135	1,513
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,000	1,028
Unilever Capital Corp.	5.900%	11/15/32	2,085	2,923
Watson Pharmaceuticals Inc.	4.625%	10/1/42	1,525	1,593
Wyeth LLC	6.450%	2/1/24	1,580	2,172
Wyeth LLC	6.500%	2/1/34	2,130	2,967
Wyeth LLC	6.000%	2/15/36	115	153
Wyeth LLC	5.950%	4/1/37	2,745	3,658
Zimmer Holdings Inc.	5.750%	11/30/39	425	520

Energy (10.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	580	743
Anadarko Finance Co.	7.500%	5/1/31	1,565	2,088
Anadarko Petroleum Corp.	6.450%	9/15/36	2,640	3,313
Anadarko Petroleum Corp.	7.950%	6/15/39	55	80
Anadarko Petroleum Corp.	6.200%	3/15/40	890	1,098
Apache Corp.	2.625%	1/15/23	1,350	1,352
Apache Corp.	6.000%	1/15/37	1,200	1,535
Apache Corp.	5.100%	9/1/40	2,560	2,933
Apache Corp.	5.250%	2/1/42	705	824
Apache Corp.	4.750%	4/15/43	1,670	1,822
Apache Corp.	4.250%	1/15/44	850	861
Apache Finance Canada Corp.	7.750%	12/15/29	425	622
Baker Hughes Inc.	6.875%	1/15/29	650	909
Baker Hughes Inc.	5.125%	9/15/40	2,065	2,518
Burlington Resources Finance Co.	7.200%	8/15/31	1,590	2,249
Burlington Resources Finance Co.	7.400%	12/1/31	55	79
Cameron International Corp.	7.000%	7/15/38	540	744
Cameron International Corp.	5.950%	6/1/41	230	289
Canadian Natural Resources Ltd.	7.200%	1/15/32	528	728
Canadian Natural Resources Ltd.	6.450%	6/30/33	50	65
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	865
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	598
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,770	2,297
Canadian Natural Resources Ltd.	6.750%	2/1/39	600	821
Cenovus Energy Inc.	6.750%	11/15/39	2,345	3,144
Cenovus Energy Inc.	4.450%	9/15/42	550	577
Chevron Corp.	2.355%	12/5/22	2,275	2,293
Conoco Funding Co.	7.250%	10/15/31	865	1,295
ConocoPhillips	5.900%	10/15/32	765	996
ConocoPhillips	5.900%	5/15/38	640	845
ConocoPhillips	6.500%	2/1/39	3,655	5,193
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	425	550
ConocoPhillips Holding Co.	6.950%	4/15/29	2,570	3,630

Devon Energy Corp.	7.950%	4/15/32	1,730	2,532
Devon Energy Corp.	5.600%	7/15/41	1,415	1,696
Devon Energy Corp.	4.750%	5/15/42	1,065	1,146
Devon Financing Corp. LLC	7.875%	9/30/31	1,585	2,323
Diamond Offshore Drilling Inc.	5.700%	10/15/39	325	422
Encana Corp.	7.200%	11/1/31	55	69
Encana Corp.	6.500%	8/15/34	1,585	1,932
Encana Corp.	6.625%	8/15/37	660	821
Encana Corp.	6.500%	2/1/38	1,120	1,380
Encana Corp.	5.150%	11/15/41	640	680
Eni USA Inc.	7.300%	11/15/27	395	545
EOG Resources Inc.	2.625%	3/15/23	1,750	1,770
Global Marine Inc.	7.000%	6/1/28	255	286
Halliburton Co.	6.700%	9/15/38	945	1,335
Halliburton Co.	7.450%	9/15/39	1,340	2,041
Halliburton Co.	4.500%	11/15/41	1,085	1,215
Hess Corp.	7.875%	10/1/29	940	1,318
Hess Corp.	7.300%	8/15/31	1,910	2,583
Hess Corp.	7.125%	3/15/33	115	155
Hess Corp.	6.000%	1/15/40	675	827
Hess Corp.	5.600%	2/15/41	1,650	1,952
Husky Energy Inc.	6.800%	9/15/37	560	744
Kerr-McGee Corp.	6.950%	7/1/24	90	117
Kerr-McGee Corp.	7.875%	9/15/31	1,290	1,728
Marathon Oil Corp.	6.800%	3/15/32	1,140	1,510
Marathon Oil Corp.	6.600%	10/1/37	685	918
Marathon Petroleum Corp.	6.500%	3/1/41	1,835	2,273
Murphy Oil Corp.	3.700%	12/1/22	900	898
Murphy Oil Corp.	7.050%	5/1/29	330	402
Murphy Oil Corp.	5.125%	12/1/42	275	271
National Oilwell Varco Inc.	2.600%	12/1/22	1,700	1,718
National Oilwell Varco Inc.	3.950%	12/1/42	1,500	1,517
Nexen Inc.	7.875%	3/15/32	405	573
Nexen Inc.	5.875%	3/10/35	140	170
Nexen Inc.	6.400%	5/15/37	1,550	1,975
Nexen Inc.	7.500%	7/30/39	2,105	3,035
Noble Energy Inc.	8.000%	4/1/27	245	347
Noble Energy Inc.	6.000%	3/1/41	1,185	1,434
Noble Holding International Ltd.	6.200%	8/1/40	450	543
Noble Holding International Ltd.	6.050%	3/1/41	650	771
Noble Holding International Ltd.	5.250%	3/15/42	465	495
Occidental Petroleum Corp.	2.700%	2/15/23	1,695	1,737
Petro-Canada	7.875%	6/15/26	45	65
Petro-Canada	7.000%	11/15/28	145	190
Petro-Canada	5.350%	7/15/33	45	51
Petro-Canada	5.950%	5/15/35	645	791
Petro-Canada	6.800%	5/15/38	2,060	2,814
2 Phillips 66	5.875%	5/1/42	2,035	2,464
Pioneer Natural Resources Co.	7.200%	1/15/28	275	353
Pride International Inc.	7.875%	8/15/40	485	717
Shell International Finance BV	2.250%	1/6/23	1,250	1,240
Shell International Finance BV	6.375%	12/15/38	4,095	5,867
Shell International Finance BV	5.500%	3/25/40	1,120	1,461
Shell International Finance BV	3.625%	8/21/42	550	555
Suncor Energy Inc.	7.150%	2/1/32	715	968
Suncor Energy Inc.	5.950%	12/1/34	80	98
Suncor Energy Inc.	6.500%	6/15/38	2,315	3,058

Suncor Energy Inc.	6.850%	6/1/39	990	1,357
Talisman Energy Inc.	7.250%	10/15/27	235	300
Talisman Energy Inc.	5.850%	2/1/37	1,445	1,655
Talisman Energy Inc.	6.250%	2/1/38	1,175	1,408
Talisman Energy Inc.	5.500%	5/15/42	95	107
Tosco Corp.	7.800%	1/1/27	140	208
Tosco Corp.	8.125%	2/15/30	1,195	1,755
Total Capital International SA	2.700%	1/25/23	1,200	1,227
Transocean Inc.	7.500%	4/15/31	755	938
Transocean Inc.	6.800%	3/15/38	1,535	1,852
Transocean Inc.	7.350%	12/15/41	555	723
Valero Energy Corp.	7.500%	4/15/32	1,950	2,526
Valero Energy Corp.	6.625%	6/15/37	1,490	1,803
Valero Energy Corp.	10.500%	3/15/39	40	64
Weatherford International Inc.	6.800%	6/15/37	560	609
Weatherford International Ltd.	6.500%	8/1/36	1,060	1,117
Weatherford International Ltd.	7.000%	3/15/38	60	66
Weatherford International Ltd.	9.875%	3/1/39	255	355
Weatherford International Ltd.	6.750%	9/15/40	740	795
Weatherford International Ltd.	5.950%	4/15/42	995	1,001
XTO Energy Inc.	6.750%	8/1/37	205	323

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	435	476
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,030	1,508

Technology (2.9%)
Applied Materials Inc.	5.850%	6/15/41	890	1,110
Cisco Systems Inc.	5.900%	2/15/39	3,310	4,374
Cisco Systems Inc.	5.500%	1/15/40	2,190	2,788
Corning Inc.	7.250%	8/15/36	35	44
Corning Inc.	4.700%	3/15/37	885	944
Corning Inc.	5.750%	8/15/40	440	532
Corning Inc.	4.750%	3/15/42	330	344
Dell Inc.	7.100%	4/15/28	265	324
Dell Inc.	6.500%	4/15/38	460	545
Dell Inc.	5.400%	9/10/40	335	341
Dun & Bradstreet Corp.	4.375%	12/1/22	350	352
Harris Corp.	6.150%	12/15/40	400	477
Hewlett-Packard Co.	6.000%	9/15/41	1,785	1,679
HP Enterprise Services LLC	7.450%	10/15/29	35	41
Intel Corp.	4.800%	10/1/41	2,155	2,387
International Business Machines Corp.	7.000%	10/30/25	270	392
International Business Machines Corp.	6.220%	8/1/27	590	807
International Business Machines Corp.	6.500%	1/15/28	225	308
International Business Machines Corp.	5.875%	11/29/32	855	1,144
International Business Machines Corp.	5.600%	11/30/39	1,340	1,741
International Business Machines Corp.	4.000%	6/20/42	2,359	2,501
Juniper Networks Inc.	5.950%	3/15/41	570	669
Microsoft Corp.	5.200%	6/1/39	1,030	1,278
Microsoft Corp.	4.500%	10/1/40	1,650	1,870
3 Microsoft Corp.	5.300%	2/8/41	1,270	1,614
Microsoft Corp.	3.500%	11/15/42	475	461
Motorola Solutions Inc.	7.500%	5/15/25	196	259
Oracle Corp.	6.500%	4/15/38	2,245	3,150
Oracle Corp.	6.125%	7/8/39	1,540	2,090
Oracle Corp.	5.375%	7/15/40	2,515	3,151

Pitney Bowes Inc.	5.250%	1/15/37	920	942
SAIC Inc.	5.950%	12/1/40	60	66
Science Applications International Corp.	5.500%	7/1/33	365	377
Tyco Electronics Group SA	7.125%	10/1/37	370	495
Xerox Corp.	6.750%	12/15/39	910	1,095

Transportation (3.1%)
1 BNSF Funding Trust I	6.613%	12/15/55	220	249
Burlington Northern Santa Fe LLC	7.000%	12/15/25	60	83
Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	72
Burlington Northern Santa Fe LLC	6.200%	8/15/36	45	58
Burlington Northern Santa Fe LLC	6.150%	5/1/37	600	790
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,860	2,329
Burlington Northern Santa Fe LLC	5.050%	3/1/41	785	904
Burlington Northern Santa Fe LLC	5.400%	6/1/41	920	1,114
Burlington Northern Santa Fe LLC	4.950%	9/15/41	330	378
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,095	1,173
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,175	1,263
Canadian National Railway Co.	6.900%	7/15/28	310	437
Canadian National Railway Co.	6.250%	8/1/34	45	63
Canadian National Railway Co.	6.200%	6/1/36	485	672
Canadian National Railway Co.	6.375%	11/15/37	1,280	1,847
Canadian National Railway Co.	3.500%	11/15/42	1,000	985
Canadian Pacific Railway Co.	4.450%	3/15/23	1,275	1,422
Canadian Pacific Railway Co.	7.125%	10/15/31	395	518
Canadian Pacific Railway Co.	5.950%	5/15/37	835	1,023
Canadian Pacific Railway Ltd.	5.750%	1/15/42	50	61
Con-way Inc.	6.700%	5/1/34	355	381
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	840	885
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	925	972
CSX Corp.	6.000%	10/1/36	575	719
CSX Corp.	6.150%	5/1/37	410	524
CSX Corp.	6.220%	4/30/40	1,395	1,822
CSX Corp.	5.500%	4/15/41	870	1,049
CSX Corp.	4.750%	5/30/42	715	779
CSX Corp.	4.400%	3/1/43	500	518
CSX Corp.	4.100%	3/15/44	1,425	1,404
FedEx Corp.	3.875%	8/1/42	585	586
2 Norfolk Southern Corp.	2.903%	2/15/23	1,456	1,484
Norfolk Southern Corp.	5.590%	5/17/25	424	532
Norfolk Southern Corp.	7.250%	2/15/31	1,130	1,623
Norfolk Southern Corp.	7.050%	5/1/37	300	435
Norfolk Southern Corp.	4.837%	10/1/41	1,283	1,460
Norfolk Southern Corp.	3.950%	10/1/42	975	988
Norfolk Southern Corp.	6.000%	3/15/05	502	613
Norfolk Southern Corp.	6.000%	5/23/11	550	672
Union Pacific Corp.	7.125%	2/1/28	35	49
Union Pacific Corp.	6.625%	2/1/29	1,310	1,797
Union Pacific Corp.	6.150%	5/1/37	45	60
Union Pacific Corp.	5.780%	7/15/40	705	903
Union Pacific Corp.	4.750%	9/15/41	1,150	1,311
Union Pacific Corp.	4.300%	6/15/42	600	646
United Parcel Service Inc.	6.200%	1/15/38	2,070	2,855
United Parcel Service Inc.	4.875%	11/15/40	720	848
United Parcel Service Inc.	3.625%	10/1/42	475	474

United Parcel Service of America Inc.	8.375%	4/1/30	25	38
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	500	542
1 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	525	536
				875,063
Utilities (17.2%)
Electric (12.4%)
AEP Texas Central Co.	6.650%	2/15/33	25	32
Alabama Power Co.	5.650%	3/15/35	1,025	1,119
Alabama Power Co.	6.125%	5/15/38	560	747
Alabama Power Co.	6.000%	3/1/39	445	587
Alabama Power Co.	5.500%	3/15/41	45	58
Alabama Power Co.	5.200%	6/1/41	480	601
Alabama Power Co.	4.100%	1/15/42	40	42
Appalachian Power Co.	5.800%	10/1/35	800	953
Appalachian Power Co.	6.375%	4/1/36	335	421
Appalachian Power Co.	7.000%	4/1/38	1,680	2,297
Arizona Public Service Co.	5.500%	9/1/35	30	36
Arizona Public Service Co.	5.050%	9/1/41	445	513
Arizona Public Service Co.	4.500%	4/1/42	725	776
Baltimore Gas & Electric Co.	6.350%	10/1/36	570	770
Carolina Power & Light Co.	6.300%	4/1/38	650	899
Carolina Power & Light Co.	4.100%	5/15/42	820	844
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	44
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,075	1,036
Cleco Power LLC	6.500%	12/1/35	330	429
Cleco Power LLC	6.000%	12/1/40	235	295
Cleveland Electric Illuminating Co.	5.500%	8/15/24	825	1,006
Cleveland Electric Illuminating Co.	5.950%	12/15/36	30	35
Commonwealth Edison Co.	5.875%	2/1/33	185	239
Commonwealth Edison Co.	5.900%	3/15/36	980	1,312
Commonwealth Edison Co.	6.450%	1/15/38	765	1,046
Commonwealth Edison Co.	3.800%	10/1/42	575	575
Connecticut Light & Power Co.	6.350%	6/1/36	851	1,163
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	490	591
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	925	1,207
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	160	218
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	375	518
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,120	1,618
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	675	854
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,385	1,797
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	40	42
Delmarva Power & Light Co.	4.000%	6/1/42	60	64
Detroit Edison Co.	6.625%	6/1/36	100	147
Detroit Edison Co.	5.700%	10/1/37	420	555
Detroit Edison Co.	3.950%	6/15/42	200	208
Dominion Resources Inc.	6.300%	3/15/33	365	476
Dominion Resources Inc.	5.250%	8/1/33	1,045	1,215
Dominion Resources Inc.	5.950%	6/15/35	690	894
Dominion Resources Inc.	7.000%	6/15/38	600	870
Dominion Resources Inc.	4.900%	8/1/41	675	777
Dominion Resources Inc.	4.050%	9/15/42	500	513
DTE Energy Co.	6.375%	4/15/33	845	1,108
Duke Energy Carolinas LLC	6.000%	12/1/28	1,150	1,430
Duke Energy Carolinas LLC	6.450%	10/15/32	450	590
Duke Energy Carolinas LLC	6.100%	6/1/37	175	222

Duke Energy Carolinas LLC	6.000%	1/15/38	680	898
Duke Energy Carolinas LLC	6.050%	4/15/38	1,180	1,562
Duke Energy Carolinas LLC	5.300%	2/15/40	1,260	1,517
Duke Energy Carolinas LLC	4.250%	12/15/41	410	436
Duke Energy Carolinas LLC	4.000%	9/30/42	575	587
Duke Energy Indiana Inc.	6.120%	10/15/35	560	726
Duke Energy Indiana Inc.	6.350%	8/15/38	680	921
Duke Energy Indiana Inc.	6.450%	4/1/39	250	346
Duke Energy Indiana Inc.	4.200%	3/15/42	450	473
El Paso Electric Co.	6.000%	5/15/35	55	71
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	35	41
Entergy Louisiana LLC	5.400%	11/1/24	1,390	1,701
Entergy Louisiana LLC	4.440%	1/15/26	110	123
Exelon Corp.	5.625%	6/15/35	1,050	1,199
Exelon Generation Co. LLC	6.250%	10/1/39	1,430	1,659
Exelon Generation Co. LLC	5.750%	10/1/41	445	497
2 Exelon Generation Co. LLC	5.600%	6/15/42	1,038	1,133
FirstEnergy Corp.	7.375%	11/15/31	2,327	3,048
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,000	1,139
Florida Power & Light Co.	5.950%	10/1/33	45	60
Florida Power & Light Co.	5.625%	4/1/34	50	64
Florida Power & Light Co.	4.950%	6/1/35	565	677
Florida Power & Light Co.	5.400%	9/1/35	70	87
Florida Power & Light Co.	6.200%	6/1/36	40	55
Florida Power & Light Co.	5.650%	2/1/37	425	550
Florida Power & Light Co.	5.850%	5/1/37	845	1,121
Florida Power & Light Co.	5.950%	2/1/38	2,250	3,018
Florida Power & Light Co.	5.960%	4/1/39	760	1,040
Florida Power & Light Co.	5.690%	3/1/40	555	737
Florida Power & Light Co.	5.250%	2/1/41	785	988
Florida Power & Light Co.	5.125%	6/1/41	185	229
Florida Power & Light Co.	4.125%	2/1/42	395	427
Florida Power & Light Co.	4.050%	6/1/42	870	927
Florida Power Corp.	6.350%	9/15/37	670	912
Florida Power Corp.	6.400%	6/15/38	1,710	2,344
Florida Power Corp.	5.650%	4/1/40	145	186
Georgia Power Co.	5.650%	3/1/37	545	690
Georgia Power Co.	5.950%	2/1/39	365	474
Georgia Power Co.	5.400%	6/1/40	1,575	1,936
Georgia Power Co.	4.750%	9/1/40	680	760
Georgia Power Co.	4.300%	3/15/42	1,300	1,366
Iberdrola International BV	6.750%	7/15/36	680	723
Indiana Michigan Power Co.	6.050%	3/15/37	780	963
Interstate Power & Light Co.	6.250%	7/15/39	650	868
Jersey Central Power & Light Co.	6.150%	6/1/37	400	511
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	724	831
Kansas City Power & Light Co.	6.050%	11/15/35	30	38
Kansas City Power & Light Co.	5.300%	10/1/41	710	835
Kentucky Utilities Co.	5.125%	11/1/40	1,035	1,275
Louisville Gas & Electric Co.	5.125%	11/15/40	45	56
MidAmerican Energy Co.	6.750%	12/30/31	350	483
MidAmerican Energy Co.	5.750%	11/1/35	430	549
MidAmerican Energy Co.	5.800%	10/15/36	40	51
MidAmerican Energy Holdings Co.	8.480%	9/15/28	55	82
MidAmerican Energy Holdings Co.	6.125%	4/1/36	3,260	4,173
MidAmerican Energy Holdings Co.	5.950%	5/15/37	335	425
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,875	2,541

Midamerican Funding LLC	6.927%	3/1/29	350	471
Mississippi Power Co.	4.250%	3/15/42	590	620
2 National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,736	1,801
Nevada Power Co.	6.650%	4/1/36	325	448
Nevada Power Co.	6.750%	7/1/37	690	971
Nevada Power Co.	5.375%	9/15/40	410	508
Nevada Power Co.	5.450%	5/15/41	535	670
Northern States Power Co.	5.250%	7/15/35	45	56
Northern States Power Co.	6.250%	6/1/36	1,000	1,407
Northern States Power Co.	6.200%	7/1/37	220	309
Northern States Power Co.	5.350%	11/1/39	575	741
Northern States Power Co.	4.850%	8/15/40	190	231
Northern States Power Co.	3.400%	8/15/42	650	616
NSTAR Electric Co.	5.500%	3/15/40	45	58
Oglethorpe Power Corp.	5.950%	11/1/39	280	366
Oglethorpe Power Corp.	5.375%	11/1/40	1,395	1,701
Ohio Edison Co.	6.875%	7/15/36	345	469
Ohio Power Co.	6.600%	2/15/33	70	91
Ohio Power Co.	5.850%	10/1/35	725	893
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	410
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	36
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	675	866
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	40	53
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	164
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,145	1,272
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	45	45
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,060	1,191
Pacific Gas & Electric Co.	6.050%	3/1/34	4,120	5,353
Pacific Gas & Electric Co.	5.800%	3/1/37	2,370	2,975
Pacific Gas & Electric Co.	6.350%	2/15/38	160	215
Pacific Gas & Electric Co.	6.250%	3/1/39	395	530
Pacific Gas & Electric Co.	5.400%	1/15/40	1,090	1,326
Pacific Gas & Electric Co.	4.500%	12/15/41	1,175	1,287
Pacific Gas & Electric Co.	4.450%	4/15/42	295	319
PacifiCorp	7.700%	11/15/31	120	181
PacifiCorp	5.250%	6/15/35	45	54
PacifiCorp	6.100%	8/1/36	1,935	2,605
PacifiCorp	5.750%	4/1/37	85	109
PacifiCorp	6.250%	10/15/37	1,800	2,450
PacifiCorp	6.000%	1/15/39	255	344
PacifiCorp	4.100%	2/1/42	585	621
Pennsylvania Electric Co.	6.150%	10/1/38	355	432
Potomac Electric Power Co.	6.500%	11/15/37	1,320	1,917
Potomac Electric Power Co.	7.900%	12/15/38	45	75
PPL Electric Utilities Corp.	6.250%	5/15/39	245	340
PPL Electric Utilities Corp.	5.200%	7/15/41	1,170	1,444
Progress Energy Inc.	7.750%	3/1/31	860	1,205
Progress Energy Inc.	7.000%	10/30/31	535	707
Progress Energy Inc.	6.000%	12/1/39	845	1,026
PSEG Power LLC	8.625%	4/15/31	1,565	2,294
Public Service Co. of Colorado	6.250%	9/1/37	700	1,001
Public Service Co. of Colorado	6.500%	8/1/38	45	64
Public Service Co. of Colorado	4.750%	8/15/41	255	294
Public Service Co. of Colorado	3.600%	9/15/42	1,000	974
Public Service Co. of Oklahoma	6.625%	11/15/37	25	33
Public Service Electric & Gas Co.	5.700%	12/1/36	150	197

Public Service Electric & Gas Co.	5.800%	5/1/37	605	798
Public Service Electric & Gas Co.	5.375%	11/1/39	5	6
Public Service Electric & Gas Co.	5.500%	3/1/40	535	684
Public Service Electric & Gas Co.	3.950%	5/1/42	795	837
Public Service Electric & Gas Co.	3.650%	9/1/42	650	653
Puget Sound Energy Inc.	5.483%	6/1/35	50	63
Puget Sound Energy Inc.	6.274%	3/15/37	185	254
Puget Sound Energy Inc.	5.757%	10/1/39	70	92
Puget Sound Energy Inc.	5.795%	3/15/40	1,390	1,846
Puget Sound Energy Inc.	5.764%	7/15/40	40	53
Puget Sound Energy Inc.	5.638%	4/15/41	1,365	1,791
Puget Sound Energy Inc.	4.434%	11/15/41	485	549
San Diego Gas & Electric Co.	6.000%	6/1/26	670	904
San Diego Gas & Electric Co.	5.350%	5/15/35	640	817
San Diego Gas & Electric Co.	6.125%	9/15/37	45	63
San Diego Gas & Electric Co.	6.000%	6/1/39	655	917
San Diego Gas & Electric Co.	5.350%	5/15/40	20	26
San Diego Gas & Electric Co.	4.500%	8/15/40	405	464
San Diego Gas & Electric Co.	3.950%	11/15/41	1,080	1,131
San Diego Gas & Electric Co.	4.300%	4/1/42	60	67
Scottish Power Ltd.	5.810%	3/15/25	600	645
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	599
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	36
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,210	1,588
South Carolina Electric & Gas Co.	5.450%	2/1/41	265	326
South Carolina Electric & Gas Co.	4.350%	2/1/42	915	991
Southern California Edison Co.	6.650%	4/1/29	45	59
Southern California Edison Co.	6.000%	1/15/34	1,705	2,236
Southern California Edison Co.	5.750%	4/1/35	70	91
Southern California Edison Co.	5.350%	7/15/35	45	56
Southern California Edison Co.	5.550%	1/15/36	20	25
Southern California Edison Co.	5.625%	2/1/36	40	51
Southern California Edison Co.	5.550%	1/15/37	820	1,046
Southern California Edison Co.	5.950%	2/1/38	1,605	2,162
Southern California Edison Co.	6.050%	3/15/39	975	1,341
Southern California Edison Co.	5.500%	3/15/40	95	122
Southern California Edison Co.	4.500%	9/1/40	1,180	1,340
Southern California Edison Co.	3.900%	12/1/41	545	555
Southern Power Co.	5.150%	9/15/41	950	1,089
Southwestern Electric Power Co.	6.200%	3/15/40	320	408
Southwestern Public Service Co.	4.500%	8/15/41	550	621
Tampa Electric Co.	6.550%	5/15/36	430	614
Tampa Electric Co.	6.150%	5/15/37	140	192
Tampa Electric Co.	4.100%	6/15/42	200	213
Toledo Edison Co.	6.150%	5/15/37	970	1,239
TransAlta Corp.	6.500%	3/15/40	375	385
Union Electric Co.	5.300%	8/1/37	45	55
Union Electric Co.	8.450%	3/15/39	795	1,376
Union Electric Co.	3.900%	9/15/42	675	691
Virginia Electric & Power Co.	6.000%	1/15/36	605	813
Virginia Electric & Power Co.	6.000%	5/15/37	1,510	2,020
Virginia Electric & Power Co.	6.350%	11/30/37	565	786
Virginia Electric & Power Co.	8.875%	11/15/38	510	896
Westar Energy Inc.	4.125%	3/1/42	490	527
Wisconsin Electric Power Co.	5.625%	5/15/33	580	738
Wisconsin Electric Power Co.	5.700%	12/1/36	140	182
Wisconsin Power & Light Co.	6.375%	8/15/37	609	858

Wisconsin Public Service Corp.	3.671%	12/1/42	400	397
Xcel Energy Inc.	6.500%	7/1/36	250	345
Xcel Energy Inc.	4.800%	9/15/41	925	1,069

Natural Gas (4.6%)
AGL Capital Corp.	6.000%	10/1/34	175	229
AGL Capital Corp.	5.875%	3/15/41	1,005	1,326
Atmos Energy Corp.	5.500%	6/15/41	550	695
Boardwalk Pipelines LP	3.375%	2/1/23	400	394
CenterPoint Energy Resources Corp.	6.625%	11/1/37	255	345
CenterPoint Energy Resources Corp.	5.850%	1/15/41	554	713
DCP Midstream LLC	8.125%	8/16/30	495	644
El Paso Natural Gas Co. LLC	8.375%	6/15/32	400	580
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	548
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	625	611
Enbridge Energy Partners LP	7.500%	4/15/38	940	1,283
Enbridge Energy Partners LP	5.500%	9/15/40	400	448
Energy Transfer Partners LP	6.625%	10/15/36	355	421
Energy Transfer Partners LP	7.500%	7/1/38	1,005	1,308
Energy Transfer Partners LP	6.050%	6/1/41	1,106	1,221
Energy Transfer Partners LP	6.500%	2/1/42	1,455	1,697
Enterprise Products Operating LLC	6.875%	3/1/33	740	937
Enterprise Products Operating LLC	6.650%	10/15/34	685	854
Enterprise Products Operating LLC	5.750%	3/1/35	250	285
Enterprise Products Operating LLC	7.550%	4/15/38	390	533
Enterprise Products Operating LLC	6.125%	10/15/39	1,310	1,599
Enterprise Products Operating LLC	6.450%	9/1/40	510	633
Enterprise Products Operating LLC	5.950%	2/1/41	1,765	2,091
Enterprise Products Operating LLC	5.700%	2/15/42	340	392
Enterprise Products Operating LLC	4.850%	8/15/42	590	619
Enterprise Products Operating LLC	4.450%	2/15/43	1,450	1,430
KeySpan Corp.	8.000%	11/15/30	240	333
KeySpan Corp.	5.803%	4/1/35	65	77
Kinder Morgan Energy Partners LP	3.450%	2/15/23	850	867
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	457
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	408
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	757
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	57
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,265	1,549
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,100	1,395
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,655	2,052
Kinder Morgan Energy Partners LP	6.550%	9/15/40	100	126
Kinder Morgan Energy Partners LP	6.375%	3/1/41	495	612
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,240	1,387
Kinder Morgan Energy Partners LP	5.000%	8/15/42	850	869
Magellan Midstream Partners LP	6.400%	5/1/37	40	51
Magellan Midstream Partners LP	4.200%	12/1/42	875	860
Nisource Finance Corp.	6.250%	12/15/40	590	710
Nisource Finance Corp.	5.950%	6/15/41	965	1,134
Nisource Finance Corp.	5.800%	2/1/42	25	28
Nisource Finance Corp.	5.250%	2/15/43	855	918
ONEOK Inc.	6.000%	6/15/35	190	224
ONEOK Partners LP	6.650%	10/1/36	125	158
ONEOK Partners LP	6.850%	10/15/37	685	891
ONEOK Partners LP	6.125%	2/1/41	1,690	2,047
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	265	345

Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,160	1,522
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	345	393
Sempra Energy	6.000%	10/15/39	1,690	2,182
Southern California Gas Co.	5.750%	11/15/35	25	32
Southern California Gas Co.	3.750%	9/15/42	475	484
Southern Natural Gas Co. LLC	8.000%	3/1/32	520	757
Southern Union Co.	7.600%	2/1/24	255	330
Southern Union Co.	8.250%	11/15/29	264	350
Spectra Energy Capital LLC	7.500%	9/15/38	360	503
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	235	289
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	625	724
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,010	1,380
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	90
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	336
Texas Eastern Transmission LP	7.000%	7/15/32	265	361
TransCanada PipeLines Ltd.	5.600%	3/31/34	60	75
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,735	2,264
TransCanada PipeLines Ltd.	6.200%	10/15/37	805	1,080
TransCanada PipeLines Ltd.	7.250%	8/15/38	780	1,141
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,787	2,723
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,020	1,362
2 Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	705	737
Williams Cos. Inc.	7.500%	1/15/31	287	356
Williams Cos. Inc.	7.750%	6/15/31	231	294
Williams Cos. Inc.	8.750%	3/15/32	876	1,187
Williams Partners LP	6.300%	4/15/40	2,025	2,490

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,255	1,633
United Utilities plc	6.875%	8/15/28	745	884
Veolia Environnement SA	6.750%	6/1/38	225	268
				238,927
Total Corporate Bonds (Cost $1,292,059)				1,371,710
Taxable Municipal Bonds (0.3%)
Harvard University Massachusetts GO	4.875%	10/15/40	575	711
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	400	399
New York University Hospitals Center GO	4.428%	7/1/42	500	501
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	75
Princeton University New Jersey GO	5.700%	3/1/39	760	1,042
Tufts University Massachusetts GO	5.017%	4/15/12	325	371
University of Pennsylvania GO	4.674%	9/1/12	275	314
University of Southern California Revenue	5.250%	10/1/11	415	540
Total Taxable Municipal Bonds (Cost $3,789)				3,953

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
4 Vanguard Market Liquidity Fund
(Cost $8,950)	0.167%	8,950,026	8,950
Total Investments (99.5%) (Cost $1,306,062)			1,385,874
Other Assets and Liabilities-Net (0.5%)			6,316
Net Assets (100%)			1,392,190

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $24,227,000, representing 1.7% of net assets.
3 Securities with a value of $783,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,261	—
Corporate Bonds	—	1,371,710	—
Taxable Municipal Bonds	—	3,953	—
Temporary Cash Investments	8,950	—	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	8,939	1,376,924	—

Long-Term Corporate Bond Index Fund

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	March 2013	(98)	(16,262)	(36)
30-Year U.S. Treasury Bond	March 2013	99	14,856	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss)
for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $1,306,152,000. Net unrealized appreciation of investment securities for tax purposes was $79,722,000, consisting of unrealized gains of $81,931,000 on securities that had risen in value since their purchase and
$2,209,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond	0.625%	9/30/17	3,325	3,329
					3,329
Conventional Mortgage-Backed Securities (96.0%)
[1,2,3]Fannie Mae Pool		2.500%	12/1/27	7,675	8,028
[1,2,3]Fannie Mae Pool		3.000%	12/1/27–1/1/43	23,037	24,281
[1,2,3]Fannie Mae Pool		3.500%	10/1/21–12/1/42	39,416	42,026
[1,2,3]Fannie Mae Pool		4.000%	7/1/18–12/1/42	45,457	48,768
[1,2,3]Fannie Mae Pool		4.500%	2/1/18–12/1/42	35,593	38,423
[1,2,3]Fannie Mae Pool		5.000%	12/1/14–12/1/42	31,095	33,884
[1,3]	Fannie Mae Pool	5.500%	12/1/16–12/1/42	26,795	29,293
[1,2,3]Fannie Mae Pool		6.000%	12/1/13–12/1/42	19,497	21,455
[1,2,3]Fannie Mae Pool		6.500%	4/1/16–12/1/42	7,923	8,905
[1,3]	Fannie Mae Pool	7.000%	12/1/15–10/1/37	696	799
[1,3]	Fannie Mae Pool	7.500%	11/1/22	21	24
[1,2,3]Freddie Mac Gold Pool		2.500%	12/1/27	4,475	4,668
[1,2,3]Freddie Mac Gold Pool		3.000%	3/1/27–12/1/42	12,219	12,798
[1,2,3]Freddie Mac Gold Pool		3.500%	10/1/20–12/1/42	21,520	22,833
[1,2,3]Freddie Mac Gold Pool		4.000%	7/1/18–1/1/43	27,080	28,843
[1,2,3]Freddie Mac Gold Pool		4.500%	5/1/14–1/1/43	25,031	26,819
[1,2,3]Freddie Mac Gold Pool		5.000%	9/1/15–1/1/43	20,382	21,917
[1,2,3]Freddie Mac Gold Pool		5.500%	4/1/14–1/1/43	18,760	20,279
[1,2,3]Freddie Mac Gold Pool		6.000%	4/1/14–1/1/43	12,311	13,477
[1,3]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,860	4,362
[1,3]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	611	696
[1,3]	Freddie Mac Gold Pool	8.000%	11/1/22	3	4
[2,3]	Ginnie Mae I Pool	3.000%	7/15/42–12/1/42	799	853
[2,3]	Ginnie Mae I Pool	3.500%	2/15/26–12/1/42	4,394	4,780
[2,3]	Ginnie Mae I Pool	4.000%	7/15/24–1/1/43	10,148	11,097
[2,3]	Ginnie Mae I Pool	4.500%	9/15/18–12/1/42	15,585	17,005
[2,3]	Ginnie Mae I Pool	5.000%	1/15/18–1/1/43	9,268	10,099
[2,3]	Ginnie Mae I Pool	5.500%	10/15/32–12/1/42	5,619	6,201
[2,3]	Ginnie Mae I Pool	6.000%	4/15/28–12/1/42	5,841	6,568
3	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	836	955
3	Ginnie Mae I Pool	7.000%	10/15/27	14	16
[2,3]	Ginnie Mae II Pool	3.000%	2/20/27–12/1/42	4,400	4,694
[2,3]	Ginnie Mae II Pool	3.500%	12/20/25–1/1/43	23,239	25,296
[2,3]	Ginnie Mae II Pool	4.000%	9/20/25–12/1/42	18,536	20,200
[2,3]	Ginnie Mae II Pool	4.500%	4/20/18–12/1/42	21,238	23,333
3	Ginnie Mae II Pool	5.000%	6/20/33–1/1/43	15,284	16,895
3	Ginnie Mae II Pool	5.500%	12/20/33–7/20/42	5,236	5,764
3	Ginnie Mae II Pool	6.000%	1/20/32–12/20/41	1,546	1,742
3	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	1,890	2,144
3	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	134	153
					570,377
Nonconventional Mortgage-Backed Securities (2.6%)
[1,3]	Fannie Mae Pool	2.223%	9/1/42	974	1,016
[1,3,4]Fannie Mae Pool		2.435%	9/1/37	36	38
[1,3]	Fannie Mae Pool	2.561%	10/1/40	440	457

[1,3]	Fannie Mae Pool	2.792%	3/1/42	902	956
[1,3]	Fannie Mae Pool	2.837%	3/1/41	49	52
[1,3,4]Fannie Mae Pool		2.843%	3/1/37	220	233
[1,3]	Fannie Mae Pool	2.879%	11/1/41	551	572
[1,3]	Fannie Mae Pool	2.913%	12/1/40	304	318
[1,3]	Fannie Mae Pool	2.996%	5/1/42	290	312
[1,3]	Fannie Mae Pool	3.015%	3/1/42	462	495
[1,3]	Fannie Mae Pool	3.115%	2/1/41	33	34
[1,3]	Fannie Mae Pool	3.121%	12/1/40	49	51
[1,3]	Fannie Mae Pool	3.161%	2/1/41	74	78
[1,3]	Fannie Mae Pool	3.182%	12/1/40	49	52
[1,3]	Fannie Mae Pool	3.234%	10/1/40	77	81
[1,3]	Fannie Mae Pool	3.271%	11/1/40	53	56
[1,3]	Fannie Mae Pool	3.292%	1/1/40	13	14
[1,3]	Fannie Mae Pool	3.446%	12/1/39	647	680
[1,3]	Fannie Mae Pool	3.505%	5/1/40	29	30
[1,3]	Fannie Mae Pool	3.514%	10/1/39	103	108
[1,3]	Fannie Mae Pool	3.539%	3/1/40–7/1/41	532	580
[1,3]	Fannie Mae Pool	3.580%	8/1/39	110	117
[1,3]	Fannie Mae Pool	3.586%	4/1/41	244	259
[1,3]	Fannie Mae Pool	3.605%	11/1/39	99	104
[1,3]	Fannie Mae Pool	3.699%	5/1/40	245	259
[1,3]	Fannie Mae Pool	3.828%	9/1/40	828	906
[1,3]	Fannie Mae Pool	5.091%	3/1/38	104	114
[1,3]	Fannie Mae Pool	5.680%	4/1/37	56	61
[1,3]	Freddie Mac Non Gold Pool	2.574%	2/1/42	365	384
[1,3]	Freddie Mac Non Gold Pool	2.691%	10/1/37	30	31
[1,3]	Freddie Mac Non Gold Pool	2.695%	12/1/40	164	171
[1,3]	Freddie Mac Non Gold Pool	2.799%	1/1/41	193	201
[1,3]	Freddie Mac Non Gold Pool	2.961%	2/1/41	52	55
[1,3]	Freddie Mac Non Gold Pool	3.096%	6/1/41	586	616
[1,3]	Freddie Mac Non Gold Pool	3.352%	5/1/40	8	9
[1,3]	Freddie Mac Non Gold Pool	3.392%	4/1/40	40	42
[1,3]	Freddie Mac Non Gold Pool	3.426%	3/1/42	496	539
[1,3]	Freddie Mac Non Gold Pool	3.503%	8/1/40	136	148
[1,3]	Freddie Mac Non Gold Pool	3.527%	11/1/39	109	115
[1,3]	Freddie Mac Non Gold Pool	3.616%	6/1/40	437	463
[1,3]	Freddie Mac Non Gold Pool	3.626%	1/1/40	90	95
[1,3]	Freddie Mac Non Gold Pool	3.633%	6/1/40	198	209
[1,3]	Freddie Mac Non Gold Pool	3.678%	9/1/40	184	195
[1,3]	Freddie Mac Non Gold Pool	3.995%	3/1/40	179	189
[1,3]	Freddie Mac Non Gold Pool	4.025%	12/1/39	99	105
[1,3]	Freddie Mac Non Gold Pool	4.897%	12/1/35	99	104
[1,3]	Freddie Mac Non Gold Pool	6.440%	2/1/37	57	62
3	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,137	2,265
3	Ginnie Mae II Pool	3.000%	4/20/41–11/20/41	254	269
3	Ginnie Mae II Pool	3.500%	7/20/41	573	611
3	Ginnie Mae II Pool	3.750%	1/20/40	99	104
3	Ginnie Mae II Pool	4.000%	12/20/39	176	185
					15,200
Total U.S. Government and Agency Obligations (Cost $587,375)					588,906

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (41.8%)
Money Market Fund (41.8%)
5 Vanguard Market Liquidity Fund
(Cost $248,418)	0.167%	248,417,783	248,418
Total Investments (141.0%) (Cost $835,793)			837,324
Other Assets and Liabilities-Net (-41.0%)			(243,326)
Net Assets (100%)			593,998

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2012.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The

Mortgage-Backed Securities Index Fund

primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	588,906	—
Temporary Cash Investments	248,418	—	—
Total	248,418	588,906	—

E. At November 30, 2012, the cost of investment securities for tax purposes was $835,797,000. Net unrealized appreciation of investment securities for tax purposes was $1,527,000, consisting of unrealized gains of $2,666,000 on securities that had risen in value since their purchase and $1,139,000 in unrealized losses on securities that had fallen in value since their purchase.

Explorer Value Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (91.8%)[1]
Consumer Discretionary (9.4%)
Six Flags Entertainment Corp.	25,700	1,580
Meredith Corp.	44,321	1,382
Interpublic Group of Cos. Inc.	118,100	1,278
Virgin Media Inc.	35,700	1,256
* DineEquity Inc.	11,800	744
Cinemark Holdings Inc.	23,600	642
Newell Rubbermaid Inc.	28,993	632
John Wiley & Sons Inc. Class A	13,300	568
Signet Jewelers Ltd.	9,900	532
Regis Corp.	30,200	497
International Speedway Corp. Class A	17,400	467
Harman International Industries Inc.	10,900	431
* Kirkland's Inc.	43,500	395
* Maidenform Brands Inc.	21,500	395
* Crocs Inc.	29,400	393
Chico's FAS Inc.	19,197	358
* Body Central Corp.	20,100	206
* Cambium Learning Group Inc.	58,100	54
		11,810
Consumer Staples (1.3%)
JM Smucker Co.	8,500	752
Inter Parfums Inc.	23,073	462
Cott Corp.	44,300	381
		1,595
Energy (4.5%)
World Fuel Services Corp.	29,900	1,165
* Bonanza Creek Energy Inc.	31,100	737
* Concho Resources Inc.	8,500	682
* Oasis Petroleum Inc.	21,500	650
SM Energy Co.	10,533	523
* Comstock Resources Inc.	28,910	474
* Carrizo Oil & Gas Inc.	22,648	470
* Rex Energy Corp.	26,300	346
* Forest Oil Corp.	49,400	315
* Resolute Energy Corp.	36,700	313
		5,675
Financials (27.5%)
Aspen Insurance Holdings Ltd.	72,536	2,270
Endurance Specialty Holdings Ltd.	55,800	2,243
Nelnet Inc. Class A	51,100	1,461
Leucadia National Corp.	58,900	1,305
CYS Investments Inc.	99,900	1,278
* Affiliated Managers Group Inc.	9,500	1,224
Medical Properties Trust Inc.	104,900	1,224
CapitalSource Inc.	141,100	1,136
* Popular Inc.	50,420	997
Cash America International Inc.	25,000	931
* E*TRADE Financial Corp.	104,600	881

Washington Federal Inc.	54,800	881
Willis Group Holdings plc	24,600	863
HCC Insurance Holdings Inc.	23,173	855
Ares Capital Corp.	47,900	850
Selective Insurance Group Inc.	43,610	815
* Navigators Group Inc.	14,680	769
Flushing Financial Corp.	49,370	739
Parkway Properties Inc.	54,475	732
First Community Bancshares Inc.	45,994	708
Argo Group International Holdings Ltd.	20,972	696
StanCorp Financial Group Inc.	19,400	660
WSFS Financial Corp.	15,006	651
Renasant Corp.	34,221	630
National Retail Properties Inc.	19,994	614
Starwood Property Trust Inc.	26,700	610
Assured Guaranty Ltd.	42,300	590
* EPR Properties	13,000	590
First Midwest Bancorp Inc.	47,000	588
First Citizens BancShares Inc. Class A	3,300	545
* Pinnacle Financial Partners Inc.	27,547	524
Hancock Holding Co.	15,840	498
Northwest Bancshares Inc.	41,500	495
Lincoln National Corp.	19,000	469
Raymond James Financial Inc.	11,954	451
Campus Crest Communities Inc.	38,707	443
* PHH Corp.	20,100	440
Cousins Properties Inc.	53,600	440
Granite Real Estate Inc.	10,600	393
Ramco-Gershenson Properties Trust	28,100	376
* Investment Technology Group Inc.	41,200	368
First American Financial Corp.	15,300	364
First Horizon National Corp.	36,704	347
* Texas Capital Bancshares Inc.	7,040	317
Assurant Inc.	8,600	294
* Netspend Holdings Inc.	10,600	124
		34,679
Health Care (5.1%)
Teleflex Inc.	19,900	1,377
Omnicare Inc.	32,400	1,174
* VCA Antech Inc.	46,200	960
* Life Technologies Corp.	16,900	834
Cooper Cos. Inc.	8,484	806
* Symmetry Medical Inc.	56,500	551
* Covance Inc.	8,600	490
* Henry Schein Inc.	3,800	307
		6,499
Industrials (16.1%)
* Teledyne Technologies Inc.	21,442	1,351
* Atlas Air Worldwide Holdings Inc.	26,725	1,157
* KAR Auction Services Inc.	60,300	1,072
Equifax Inc.	18,300	938
* Sykes Enterprises Inc.	56,000	821
Snap-on Inc.	10,235	813
* Saia Inc.	36,526	791
UTi Worldwide Inc.	54,000	762
Celadon Group Inc.	43,988	760

* MRC Global Inc.	26,530	744
Altra Holdings Inc.	36,985	696
* FTI Consulting Inc.	21,800	674
Granite Construction Inc.	21,800	667
Lennox International Inc.	11,910	626
Apogee Enterprises Inc.	26,780	614
* AerCap Holdings NV	44,550	557
Encore Wire Corp.	17,090	536
* B/E Aerospace Inc.	10,793	511
Carlisle Cos. Inc.	8,910	505
Kaman Corp.	13,100	475
* Orbital Sciences Corp.	35,945	470
Interface Inc. Class A	31,727	466
Briggs & Stratton Corp.	21,400	434
* WABCO Holdings Inc.	6,426	399
HNI Corp.	12,476	372
* EnergySolutions Inc.	110,800	362
* Columbus McKinnon Corp.	23,505	352
Harsco Corp.	16,300	328
* DXP Enterprises Inc.	6,349	307
Mine Safety Appliances Co.	6,400	248
Primoris Services Corp.	15,400	223
* WESCO International Inc.	3,276	212
Heidrick & Struggles International Inc.	15,610	205
* Beacon Roofing Supply Inc.	6,533	201
* Furmanite Corp.	43,885	194
* CRA International Inc.	10,422	184
* Accuride Corp.	51,920	159
Belden Inc.	2,400	90
		20,276
Information Technology (20.7%)
Global Payments Inc.	41,100	1,805
Loral Space & Communications Inc.	18,300	1,557
IAC/InterActiveCorp	28,900	1,363
j2 Global Inc.	42,800	1,294
Convergys Corp.	78,700	1,228
* ValueClick Inc.	63,900	1,206
InterDigital Inc.	27,100	1,157
* Skyworks Solutions Inc.	48,200	1,092
* ACI Worldwide Inc.	25,300	1,091
EarthLink Inc.	161,200	1,064
Lexmark International Inc. Class A	41,200	1,002
DST Systems Inc.	16,625	958
Lender Processing Services Inc.	30,200	750
* Itron Inc.	15,800	692
* Symantec Corp.	36,300	681
Black Box Corp.	24,800	611
* Insight Enterprises Inc.	34,440	583
Jabil Circuit Inc.	30,617	582
Fidelity National Information Services Inc.	16,100	581
Broadridge Financial Solutions Inc.	24,000	567
* Fairchild Semiconductor International Inc. Class A	41,490	553
* ON Semiconductor Corp.	81,620	541
* Ingram Micro Inc.	29,000	470
Harris Corp.	9,700	457
* Pericom Semiconductor Corp.	60,215	453
CA Inc.	19,700	437

	MTS Systems Corp.			9,000	435
*	Advanced Energy Industries Inc.			31,190	399
*	Compuware Corp.			41,300	386
*	Orbotech Ltd.			44,800	379
*	Dice Holdings Inc.			42,150	362
	Western Union Co.			28,200	356
*	Virtusa Corp.			22,070	346
	Diebold Inc.			9,748	292
	Littelfuse Inc.			4,408	254
*	CIBER Inc.			65,200	198
					26,182
	Materials (4.9%)
	Silgan Holdings Inc.			36,000	1,601
	FMC Corp.			22,600	1,253
	Albemarle Corp.			11,600	694
	Cytec Industries Inc.			10,002	687
*	WR Grace & Co.			8,800	576
	PH Glatfelter Co.			33,210	564
	Eagle Materials Inc.			7,580	403
*	RTI International Metals Inc.			8,532	212
	Cabot Corp.			5,472	207
					6,197
	Telecommunication Services (0.3%)
	NTELOS Holdings Corp.			21,100	272
	Lumos Networks Corp.			16,250	159
					431
	Utilities (2.0%)
	Westar Energy Inc.			27,435	787
	Portland General Electric Co.			25,953	702
	Unitil Corp.			16,910	436
	Southwest Gas Corp.			9,345	392
	Piedmont Natural Gas Co. Inc.			5,366	166
					2,483
	Total Common Stocks (Cost $102,685)				115,827
		Coupon
	Temporary Cash Investments (7.9%)[1]
	Money Market Fund (7.5%)
2	Vanguard Market Liquidity Fund	0.167%		9,388,107	9,388

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.4%)
	[3,4] Fannie Mae Discount Notes	0.135%	12/12/12	500	500
	Total Temporary Cash Investments (Cost $9,888)				9,888
	Total Investments (99.7%) (Cost $112,573)				125,715
	Other Assets and Liabilities-Net (0.3%)				414
	Net Assets (100%)				126,129

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 3.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	115,827	—	—
Temporary Cash Investments	9,388	500	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	125,194	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Explorer Value Fund

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini Russell 2000 Index	December 2012	72	5,909	(169)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $112,573,000. Net unrealized appreciation of investment securities for tax purposes was $13,142,000, consisting of unrealized gains of $18,847,000 on securities that had risen in value since their purchase and $5,705,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.4%)
Comcast Corp. Class A	107,874	4,011
Home Depot Inc.	61,516	4,003
* Amazon.com Inc.	14,533	3,663
Walt Disney Co.	71,884	3,570
McDonald's Corp.	40,868	3,557
News Corp. Class A	84,182	2,074
Time Warner Inc.	38,604	1,826
Lowe's Cos. Inc.	48,176	1,739
Ford Motor Co.	150,762	1,726
Target Corp.	26,567	1,677
Starbucks Corp.	30,532	1,584
NIKE Inc. Class B	14,614	1,425
* priceline.com Inc.	2,008	1,332
TJX Cos. Inc.	29,848	1,323
* DIRECTV	26,369	1,311
Yum! Brands Inc.	18,565	1,245
Time Warner Cable Inc.	12,564	1,192
Viacom Inc. Class B	21,283	1,098
CBS Corp. Class B	26,129	940
* General Motors Co.	30,769	796
Johnson Controls Inc.	27,327	753
Las Vegas Sands Corp.	15,988	746
Coach Inc.	11,595	671
Carnival Corp.	16,714	646
Macy's Inc.	16,685	646
* Discovery Communications Inc. Class A	10,278	621
McGraw-Hill Cos. Inc.	11,146	592
* Liberty Global Inc. Class A	10,544	591
* AutoZone Inc.	1,537	590
VF Corp.	3,531	567
* Bed Bath & Beyond Inc.	9,405	552
Omnicom Group Inc.	10,988	547
Ross Stores Inc.	9,112	519
Mattel Inc.	13,731	515
Limited Brands Inc.	9,612	501
* Liberty Media Corp. - Liberty Capital Class A	4,328	476
* Delphi Automotive plc	13,205	449
* O'Reilly Automotive Inc.	4,727	445
Harley-Davidson Inc.	9,379	440
* Liberty Interactive Corp. Class A	22,447	433
Starwood Hotels & Resorts Worldwide Inc.	8,014	432
Kohl's Corp.	9,672	432
* Sirius XM Radio Inc.	152,736	425
Gap Inc.	12,040	415
Thomson Reuters Corp.	14,987	413
Genuine Parts Co.	6,273	408
Ralph Lauren Corp. Class A	2,529	397
* Dollar Tree Inc.	9,390	392
Virgin Media Inc.	11,062	389

Marriott International Inc. Class A	10,258	372
* Dollar General Corp.	7,360	368
Wynn Resorts Ltd.	3,251	365
Nordstrom Inc.	6,309	341
* Chipotle Mexican Grill Inc. Class A	1,261	333
* CarMax Inc.	9,056	328
PVH Corp.	2,832	324
Staples Inc.	27,736	324
Whirlpool Corp.	3,151	321
PetSmart Inc.	4,324	306
* BorgWarner Inc.	4,601	305
* DISH Network Corp. Class A	8,118	301
Tiffany & Co.	5,057	298
Wyndham Worldwide Corp.	5,836	286
Family Dollar Stores Inc.	3,966	282
Darden Restaurants Inc.	5,137	272
* LKQ Corp.	11,854	260
Tractor Supply Co.	2,877	258
Ulta Salon Cosmetics & Fragrance Inc.	2,564	257
Newell Rubbermaid Inc.	11,488	251
Lennar Corp. Class A	6,556	249
* PulteGroup Inc.	13,599	229
Polaris Industries Inc.	2,621	222
Advance Auto Parts Inc.	3,025	221
Foot Locker Inc.	6,131	220
Expedia Inc.	3,525	218
D.R. Horton Inc.	11,170	217
Royal Caribbean Cruises Ltd.	6,119	216
* TRW Automotive Holdings Corp.	4,083	207
* Mohawk Industries Inc.	2,370	204
H&R Block Inc.	11,074	200
Scripps Networks Interactive Inc. Class A	3,325	196
Dick's Sporting Goods Inc.	3,705	195
Interpublic Group of Cos. Inc.	17,862	193
* Fossil Inc.	2,219	192
* Netflix Inc.	2,324	190
* Panera Bread Co. Class A	1,164	187
* Toll Brothers Inc.	5,841	186
* NVR Inc.	202	182
Hasbro Inc.	4,680	180
Signet Jewelers Ltd.	3,329	179
Lear Corp.	4,044	177
* Michael Kors Holdings Ltd.	3,321	176
Jarden Corp.	3,250	172
Garmin Ltd.	4,399	171
Gannett Co. Inc.	9,479	170
American Eagle Outfitters Inc.	7,937	168
* Urban Outfitters Inc.	4,371	165
* Under Armour Inc. Class A	3,163	164
* MGM Resorts International	15,992	162
Leggett & Platt Inc.	5,723	159
* Sally Beauty Holdings Inc.	6,245	158
Williams-Sonoma Inc.	3,452	156
Abercrombie & Fitch Co.	3,322	152
International Game Technology	10,816	150
Tupperware Brands Corp.	2,241	145
* Charter Communications Inc. Class A	2,024	143

Best Buy Co. Inc.	10,875	143
* Hanesbrands Inc.	3,795	137
* Penn National Gaming Inc.	2,679	136
* TripAdvisor Inc.	3,515	134
GameStop Corp. Class A	5,012	132
* Lamar Advertising Co. Class A	3,145	123
Cinemark Holdings Inc.	4,466	121
Chico's FAS Inc.	6,489	121
* AMC Networks Inc. Class A	2,274	120
* Goodyear Tire & Rubber Co.	9,435	119
Service Corp. International	8,391	117
JC Penney Co. Inc.	6,505	117
Dillard's Inc. Class A	1,253	111
Harman International Industries Inc.	2,742	108
Cablevision Systems Corp. Class A	7,783	108
* Madison Square Garden Co. Class A	2,450	107
* Visteon Corp.	2,009	101
* Carter's Inc.	1,873	99
Gentex Corp.	5,533	98
* Tesla Motors Inc.	2,866	97
GNC Holdings Inc. Class A	2,750	97
* Ascena Retail Group Inc.	4,731	95
* Liberty Ventures Class A	1,571	92
DSW Inc. Class A	1,323	90
Dunkin' Brands Group Inc.	2,778	88
Brinker International Inc.	2,940	88
Aaron's Inc.	2,990	86
* Bally Technologies Inc.	1,787	81
John Wiley & Sons Inc. Class A	1,867	80
* Apollo Group Inc. Class A	3,874	74
DeVry Inc.	2,729	71
* Hyatt Hotels Corp. Class A	1,853	68
* Tempur-Pedic International Inc.	2,472	66
Morningstar Inc.	1,025	65
Washington Post Co. Class B	177	65
* Big Lots Inc.	2,304	65
Guess? Inc.	2,493	64
* Sears Holdings Corp.	1,443	61
Thor Industries Inc.	1,595	60
* Deckers Outdoor Corp.	1,535	59
Weight Watchers International Inc.	1,118	58
* AutoNation Inc.	1,422	55
Wendy's Co.	11,347	53
Regal Entertainment Group Class A	3,244	51
* DreamWorks Animation SKG Inc. Class A	2,795	48
Choice Hotels International Inc.	957	31
* Pandora Media Inc.	3,519	31
* HomeAway Inc.	1,103	23
Allison Transmission Holdings Inc.	905	19
* ITT Educational Services Inc.	810	15
Clear Channel Outdoor Holdings Inc. Class A	1,704	11
* Sears Hometown and Outlet Stores Inc.	283	9
* Groupon Inc.	1,432	6
* Sears Canada Inc.	5	—
		72,392
Consumer Staples (10.1%)
Procter & Gamble Co.	110,065	7,686

Philip Morris International Inc.	68,550	6,161
Coca-Cola Co.	156,046	5,917
Wal-Mart Stores Inc.	67,928	4,892
PepsiCo Inc.	62,874	4,414
Altria Group Inc.	81,740	2,764
CVS Caremark Corp.	51,555	2,398
Colgate-Palmolive Co.	19,191	2,082
Mondelez International Inc. Class A	71,311	1,846
Costco Wholesale Corp.	17,477	1,817
Kimberly-Clark Corp.	15,772	1,352
Walgreen Co.	34,719	1,177
* Kraft Foods Group Inc.	23,836	1,078
General Mills Inc.	26,003	1,066
HJ Heinz Co.	12,930	756
Sysco Corp.	23,579	746
Archer-Daniels-Midland Co.	26,478	707
Whole Foods Market Inc.	7,420	693
Lorillard Inc.	5,288	641
Reynolds American Inc.	13,248	579
Kroger Co.	21,201	556
Mead Johnson Nutrition Co.	8,134	555
Estee Lauder Cos. Inc. Class A	9,323	543
Kellogg Co.	9,619	534
ConAgra Foods Inc.	16,711	499
Hershey Co.	5,982	438
Bunge Ltd.	5,836	427
Brown-Forman Corp. Class B	5,951	418
JM Smucker Co.	4,486	397
Clorox Co.	5,175	395
Dr Pepper Snapple Group Inc.	8,591	385
Coca-Cola Enterprises Inc.	11,930	372
Beam Inc.	6,270	352
McCormick & Co. Inc.	5,277	341
Church & Dwight Co. Inc.	5,580	302
* Monster Beverage Corp.	5,756	300
Campbell Soup Co.	7,113	261
Avon Products Inc.	17,083	238
Tyson Foods Inc. Class A	11,707	224
Herbalife Ltd.	4,719	217
Molson Coors Brewing Co. Class B	5,222	217
* Constellation Brands Inc. Class A	6,010	216
* Ralcorp Holdings Inc.	2,312	206
Energizer Holdings Inc.	2,564	205
* Green Mountain Coffee Roasters Inc.	5,547	203
Ingredion Inc.	3,128	203
Hormel Foods Corp.	5,427	168
Safeway Inc.	9,685	166
* Smithfield Foods Inc.	5,923	133
Hillshire Brands Co.	4,612	128
* Dean Foods Co.	7,121	122
Flowers Foods Inc.	4,358	103
Nu Skin Enterprises Inc. Class A	2,151	98
* Fresh Market Inc.	1,142	59
		58,753
Energy (10.2%)
Exxon Mobil Corp.	187,875	16,559
Chevron Corp.	79,274	8,379

Schlumberger Ltd.	53,619	3,840
ConocoPhillips	50,852	2,896
Occidental Petroleum Corp.	32,592	2,451
Anadarko Petroleum Corp.	20,088	1,470
Phillips 66	25,145	1,317
EOG Resources Inc.	10,882	1,280
Halliburton Co.	37,090	1,237
Apache Corp.	15,778	1,216
National Oilwell Varco Inc.	17,175	1,173
Marathon Oil Corp.	28,402	876
Devon Energy Corp.	16,325	844
Williams Cos. Inc.	25,155	826
Marathon Petroleum Corp.	13,735	818
Baker Hughes Inc.	17,705	764
Spectra Energy Corp.	26,286	735
Valero Energy Corp.	22,249	718
Noble Energy Inc.	7,230	707
Kinder Morgan Inc.	19,723	667
Hess Corp.	12,280	609
* Cameron International Corp.	9,978	538
Pioneer Natural Resources Co.	4,952	530
* Southwestern Energy Co.	14,024	487
Chesapeake Energy Corp.	26,612	453
Murphy Oil Corp.	7,733	439
Range Resources Corp.	6,501	416
Cabot Oil & Gas Corp.	8,327	392
* FMC Technologies Inc.	9,533	390
HollyFrontier Corp.	8,218	373
* Concho Resources Inc.	4,195	337
EQT Corp.	5,227	314
CONSOL Energy Inc.	9,039	283
Peabody Energy Corp.	10,782	271
Tesoro Corp.	5,733	242
* Denbury Resources Inc.	15,450	238
Oceaneering International Inc.	4,422	233
Cimarex Energy Co.	3,446	207
QEP Resources Inc.	7,246	204
Helmerich & Payne Inc.	3,897	203
* Whiting Petroleum Corp.	4,740	199
Diamond Offshore Drilling Inc.	2,856	197
* Plains Exploration & Production Co.	5,244	187
* Cobalt International Energy Inc.	7,431	173
* Nabors Industries Ltd.	11,730	172
* Dresser-Rand Group Inc.	3,123	165
* Rowan Cos. plc Class A	5,083	161
* Oil States International Inc.	2,206	156
* Cheniere Energy Inc.	8,698	146
* Newfield Exploration Co.	5,495	134
* Superior Energy Services Inc.	6,344	129
Energen Corp.	2,785	124
SM Energy Co.	2,490	124
* WPX Energy Inc.	7,695	122
* Ultra Petroleum Corp.	5,948	119
* Continental Resources Inc.	1,734	119
* SandRidge Energy Inc.	19,754	116
World Fuel Services Corp.	2,773	108
Patterson-UTI Energy Inc.	6,019	107

* Atwood Oceanics Inc.	2,270	104
* McDermott International Inc.	9,033	95
Tidewater Inc.	2,058	92
* Unit Corp.	1,977	89
* SEACOR Holdings Inc.	842	76
Golar LNG Ltd.	1,807	71
CARBO Ceramics Inc.	866	66
* Alpha Natural Resources Inc.	8,798	66
Teekay Corp.	1,545	50
EXCO Resources Inc.	5,076	39
* Kosmos Energy Ltd.	2,440	29
RPC Inc.	2,214	26
* Laredo Petroleum Holdings Inc.	650	12
		59,505
Financials (15.7%)
Wells Fargo & Co.	196,882	6,499
* Berkshire Hathaway Inc. Class B	71,553	6,302
JPMorgan Chase & Co.	152,961	6,284
Bank of America Corp.	432,895	4,268
Citigroup Inc.	117,798	4,072
US Bancorp	76,112	2,455
Goldman Sachs Group Inc.	19,798	2,332
American Express Co.	40,275	2,251
Simon Property Group Inc.	12,179	1,853
Capital One Financial Corp.	23,389	1,347
PNC Financial Services Group Inc.	21,291	1,195
American Tower Corporation	15,888	1,191
Bank of New York Mellon Corp.	47,988	1,149
MetLife Inc.	34,201	1,135
Travelers Cos. Inc.	15,701	1,112
ACE Ltd.	13,671	1,083
Morgan Stanley	61,982	1,046
BlackRock Inc.	5,185	1,022
Aflac Inc.	18,816	997
Prudential Financial Inc.	18,784	979
Discover Financial Services	21,374	889
State Street Corp.	19,724	877
* American International Group Inc.	25,904	858
Chubb Corp.	10,892	839
HCP Inc.	18,252	822
Public Storage	5,816	818
Allstate Corp.	19,801	802
BB&T Corp.	28,160	793
Marsh & McLennan Cos. Inc.	22,014	775
Franklin Resources Inc.	5,689	751
Aon plc	13,140	746
Ventas Inc.	11,665	742
CME Group Inc.	13,358	738
Equity Residential	12,159	675
T. Rowe Price Group Inc.	10,282	665
Prologis Inc.	18,561	630
Boston Properties Inc.	5,974	613
Health Care REIT Inc.	10,406	613
Weyerhaeuser Co.	21,609	596
SunTrust Banks Inc.	21,635	587
Annaly Capital Management Inc.	39,169	577
Charles Schwab Corp.	43,238	566

Vornado Realty Trust	7,408	566
Fifth Third Bancorp	36,998	542
Progressive Corp.	24,557	522
Loews Corp.	12,548	513
AvalonBay Communities Inc.	3,889	513
Ameriprise Financial Inc.	8,331	505
M&T Bank Corp.	5,074	496
Invesco Ltd.	18,035	451
American Capital Agency Corp.	13,737	433
Host Hotels & Resorts Inc.	28,979	426
Northern Trust Corp.	8,618	414
General Growth Properties Inc.	21,288	412
Moody's Corp.	7,959	387
* IntercontinentalExchange Inc.	2,896	383
Regions Financial Corp.	56,756	379
Hartford Financial Services Group Inc.	17,494	371
Principal Financial Group Inc.	11,936	324
SLM Corp.	19,325	320
Digital Realty Trust Inc.	4,829	312
Kimco Realty Corp.	16,117	310
KeyCorp	37,728	305
XL Group plc Class A	12,343	300
Macerich Co.	5,276	298
* CIT Group Inc.	8,018	297
Plum Creek Timber Co. Inc.	6,557	281
Lincoln National Corp.	11,333	280
SL Green Realty Corp.	3,685	278
Federal Realty Investment Trust	2,604	271
* Affiliated Managers Group Inc.	2,067	266
Rayonier Inc.	5,012	250
* CBRE Group Inc. Class A	12,994	246
* Arch Capital Group Ltd.	5,388	243
Cincinnati Financial Corp.	5,939	241
* Alleghany Corp.	681	239
Comerica Inc.	7,972	236
NYSE Euronext	10,052	235
Unum Group	11,345	231
UDR Inc.	10,017	231
Everest Re Group Ltd.	2,124	230
New York Community Bancorp Inc.	17,423	227
Realty Income Corp.	5,399	220
Fidelity National Financial Inc. Class A	8,977	217
Camden Property Trust	3,303	217
PartnerRe Ltd.	2,617	217
Huntington Bancshares Inc.	34,182	210
Torchmark Corp.	3,989	207
Essex Property Trust Inc.	1,416	199
* Markel Corp.	397	190
Taubman Centers Inc.	2,419	187
Arthur J Gallagher & Co.	4,853	177
Ares Capital Corp.	9,988	177
Leucadia National Corp.	7,992	177
Raymond James Financial Inc.	4,605	174
RenaissanceRe Holdings Ltd.	2,096	173
WR Berkley Corp.	4,326	172
Hudson City Bancorp Inc.	21,292	172
Regency Centers Corp.	3,593	168

People's United Financial Inc.	13,674	167
Alexandria Real Estate Equities Inc.	2,441	166
American Campus Communities Inc.	3,726	163
* American Capital Ltd.	13,366	160
Senior Housing Properties Trust	7,111	159
Reinsurance Group of America Inc. Class A	3,037	156
Axis Capital Holdings Ltd.	4,268	154
TD Ameritrade Holding Corp.	9,392	152
HCC Insurance Holdings Inc.	4,087	151
Extra Space Storage Inc.	4,269	150
Validus Holdings Ltd.	4,203	149
Zions Bancorporation	7,409	149
DDR Corp.	9,615	147
BRE Properties Inc.	3,021	147
Legg Mason Inc.	5,706	146
Apartment Investment & Management Co. Class A	5,786	145
Duke Realty Corp.	10,743	145
Liberty Property Trust	4,161	145
Eaton Vance Corp.	4,482	143
Jones Lang LaSalle Inc.	1,711	140
First Republic Bank	4,119	139
Kilroy Realty Corp.	3,061	138
* MSCI Inc. Class A	4,734	137
CBL & Associates Properties Inc.	6,010	135
American Financial Group Inc.	3,339	132
* Signature Bank	1,879	132
Lazard Ltd. Class A	4,424	130
National Retail Properties Inc.	4,188	129
Weingarten Realty Investors	4,720	128
Douglas Emmett Inc.	5,643	128
Brown & Brown Inc.	4,774	128
SEI Investments Co.	5,577	123
East West Bancorp Inc.	5,800	123
MFA Financial Inc.	14,397	121
BioMed Realty Trust Inc.	6,208	120
White Mountains Insurance Group Ltd.	231	119
Tanger Factory Outlet Centers	3,600	118
Allied World Assurance Co. Holdings AG	1,448	118
Piedmont Office Realty Trust Inc. Class A	6,656	117
ProAssurance Corp.	1,261	114
Assurant Inc.	3,297	113
Cullen/Frost Bankers Inc.	2,065	113
* Genworth Financial Inc. Class A	18,866	112
Home Properties Inc.	1,880	111
Hospitality Properties Trust	4,817	109
NASDAQ OMX Group Inc.	4,509	109
Commerce Bancshares Inc.	3,036	109
Chimera Investment Corp.	39,387	108
Waddell & Reed Financial Inc. Class A	3,313	108
Post Properties Inc.	2,160	106
Equity Lifestyle Properties Inc.	1,615	106
Old Republic International Corp.	9,934	104
CBOE Holdings Inc.	3,426	103
First Niagara Financial Group Inc.	13,548	102
Hatteras Financial Corp.	3,772	101
Mid-America Apartment Communities Inc.	1,605	100
* SVB Financial Group	1,727	95

Assured Guaranty Ltd.	6,771	94
City National Corp.	1,935	94
* E*TRADE Financial Corp.	10,942	92
Jefferies Group Inc.	5,422	92
First Horizon National Corp.	9,715	92
Aspen Insurance Holdings Ltd.	2,926	92
Mack-Cali Realty Corp.	3,565	90
Protective Life Corp.	3,232	88
Associated Banc-Corp	6,754	87
* Howard Hughes Corp.	1,141	84
* Forest City Enterprises Inc. Class A	5,492	83
Corporate Office Properties Trust	3,259	80
* Popular Inc.	3,975	79
Erie Indemnity Co. Class A	1,096	78
Fulton Financial Corp.	8,017	78
Capitol Federal Financial Inc.	6,498	77
Bank of Hawaii Corp.	1,761	77
TCF Financial Corp.	6,424	76
CapitalSource Inc.	9,415	76
Valley National Bancorp	7,802	74
Federated Investors Inc. Class B	3,601	72
Synovus Financial Corp.	30,136	71
Endurance Specialty Holdings Ltd.	1,767	71
Brandywine Realty Trust	5,733	68
Washington Federal Inc.	4,235	68
Hanover Insurance Group Inc.	1,833	67
StanCorp Financial Group Inc.	1,825	62
BOK Financial Corp.	1,100	61
Janus Capital Group Inc.	7,248	59
Kemper Corp.	1,987	59
LPL Financial Holdings Inc.	2,029	57
* St. Joe Co.	2,637	56
* Alexander & Baldwin Inc.	1,768	53
* MBIA Inc.	5,685	51
CommonWealth REIT	3,347	51
Mercury General Corp.	1,108	46
Retail Properties of America Inc.	3,429	42
BankUnited Inc.	1,456	34
First Citizens BancShares Inc. Class A	177	29
CNA Financial Corp.	888	25
* TFS Financial Corp.	2,749	23
Interactive Brokers Group Inc.	1,271	19
American National Insurance Co.	274	19
* Realogy Holdings Corp.	397	15
		91,795
Health Care (11.9%)
Johnson & Johnson	110,371	7,696
Pfizer Inc.	300,815	7,526
Merck & Co. Inc.	122,256	5,416
Abbott Laboratories	63,200	4,108
Amgen Inc.	31,259	2,776
* Gilead Sciences Inc.	30,478	2,286
UnitedHealth Group Inc.	41,722	2,269
Bristol-Myers Squibb Co.	67,928	2,217
Eli Lilly & Co.	41,208	2,021
Medtronic Inc.	41,754	1,758
* Express Scripts Holding Co.	32,431	1,746

Baxter International Inc.	22,164	1,469
* Biogen Idec Inc.	9,698	1,446
* Celgene Corp.	17,782	1,398
Allergan Inc.	12,207	1,132
Covidien plc	19,413	1,128
Thermo Fisher Scientific Inc.	14,852	944
McKesson Corp.	9,517	899
* Intuitive Surgical Inc.	1,601	847
WellPoint Inc.	13,292	743
* Alexion Pharmaceuticals Inc.	7,716	741
Stryker Corp.	12,464	675
Becton Dickinson and Co.	8,078	619
Cigna Corp.	11,627	608
Aetna Inc.	13,972	603
Cardinal Health Inc.	13,919	563
* Regeneron Pharmaceuticals Inc.	3,151	556
Agilent Technologies Inc.	13,978	535
Zimmer Holdings Inc.	7,161	472
* Watson Pharmaceuticals Inc.	5,105	449
* Cerner Corp.	5,784	447
* Mylan Inc.	16,124	438
St. Jude Medical Inc.	12,609	432
AmerisourceBergen Corp. Class A	10,224	432
Humana Inc.	6,517	426
* DaVita HealthCare Partners Inc.	3,736	404
* Catamaran Corp.	8,154	397
* Edwards Lifesciences Corp.	4,558	396
Perrigo Co.	3,721	385
* Forest Laboratories Inc.	10,550	374
Quest Diagnostics Inc.	6,286	363
* Life Technologies Corp.	7,151	353
* Vertex Pharmaceuticals Inc.	8,420	335
CR Bard Inc.	3,320	329
* Laboratory Corp. of America Holdings	3,844	325
* Varian Medical Systems Inc.	4,541	314
* Boston Scientific Corp.	56,543	313
* Waters Corp.	3,564	301
* Henry Schein Inc.	3,691	298
* Illumina Inc.	4,963	267
* CareFusion Corp.	8,953	250
* BioMarin Pharmaceutical Inc.	4,997	243
* Mettler-Toledo International Inc.	1,281	240
ResMed Inc.	5,818	239
Coventry Health Care Inc.	5,405	236
DENTSPLY International Inc.	5,790	230
HCA Holdings Inc.	6,685	212
* Hologic Inc.	10,710	204
* IDEXX Laboratories Inc.	2,185	204
* Hospira Inc.	6,688	199
* Onyx Pharmaceuticals Inc.	2,604	197
Cooper Cos. Inc.	1,939	184
* AMERIGROUP Corp.	1,976	181
* QIAGEN NV	9,551	177
Omnicare Inc.	4,576	166
Universal Health Services Inc. Class B	3,480	157
* MEDNAX Inc.	1,983	157
* Medivation Inc.	2,890	151

* Ariad Pharmaceuticals Inc.	6,705	150
PerkinElmer Inc.	4,444	141
* Sirona Dental Systems Inc.	2,244	141
* Endo Health Solutions Inc.	4,566	131
Patterson Cos. Inc.	3,662	125
* Covance Inc.	2,142	122
* Tenet Healthcare Corp.	3,980	115
Teleflex Inc.	1,638	113
* United Therapeutics Corp.	2,130	112
Techne Corp.	1,489	106
* Community Health Systems Inc.	3,519	104
* Salix Pharmaceuticals Ltd.	2,300	99
* Brookdale Senior Living Inc. Class A	3,810	97
* Myriad Genetics Inc.	3,323	95
* Thoratec Corp.	2,404	89
* Bio-Rad Laboratories Inc. Class A	823	86
* Health Management Associates Inc. Class A	9,810	78
Warner Chilcott plc Class A	6,685	78
* Health Net Inc.	3,296	78
* Charles River Laboratories International Inc.	1,973	76
* VCA Antech Inc.	3,555	74
* Allscripts Healthcare Solutions Inc.	6,630	74
Hill-Rom Holdings Inc.	2,548	71
* LifePoint Hospitals Inc.	1,945	70
* Incyte Corp. Ltd.	3,829	67
* Alere Inc.	3,259	60
* Bruker Corp.	3,423	50
		69,204
Industrials (10.7%)
General Electric Co.	425,644	8,994
United Technologies Corp.	36,664	2,937
3M Co.	27,953	2,542
Union Pacific Corp.	19,156	2,352
Boeing Co.	30,178	2,242
Caterpillar Inc.	26,240	2,237
United Parcel Service Inc. Class B	29,118	2,129
Honeywell International Inc.	31,328	1,921
Emerson Electric Co.	29,479	1,481
Deere & Co.	16,062	1,350
Danaher Corp.	23,403	1,263
FedEx Corp.	12,675	1,135
Precision Castparts Corp.	5,918	1,085
Illinois Tool Works Inc.	17,163	1,057
Lockheed Martin Corp.	10,476	977
General Dynamics Corp.	12,838	854
CSX Corp.	41,794	826
Norfolk Southern Corp.	13,122	792
Cummins Inc.	7,818	767
Raytheon Co.	13,393	765
Eaton Corp.	13,644	712
Northrop Grumman Corp.	10,161	678
PACCAR Inc.	14,390	632
Waste Management Inc.	18,655	608
Ingersoll-Rand plc	12,092	590
Tyco International Ltd.	18,652	529
Stanley Black & Decker Inc.	6,879	495
Parker Hannifin Corp.	6,008	494

Fastenal Co.	11,797	493
Cooper Industries plc	6,391	476
Dover Corp.	7,321	466
WW Grainger Inc.	2,355	457
Rockwell Automation Inc.	5,717	453
Roper Industries Inc.	3,961	442
ADT Corp.	9,376	430
Pentair Ltd.	8,524	413
CH Robinson Worldwide Inc.	6,496	401
AMETEK Inc.	9,604	359
Fluor Corp.	6,729	357
Kansas City Southern	4,500	352
Republic Services Inc. Class A	12,047	343
* Delta Air Lines Inc.	34,179	342
Rockwell Collins Inc.	5,788	331
* Stericycle Inc.	3,428	320
Expeditors International of Washington Inc.	8,428	315
L-3 Communications Holdings Inc.	3,961	304
* Verisk Analytics Inc. Class A	5,866	292
Southwest Airlines Co.	30,354	289
Flowserve Corp.	2,071	287
TransDigm Group Inc.	2,061	280
Pall Corp.	4,690	279
* United Continental Holdings Inc.	13,134	266
Textron Inc.	11,161	262
Equifax Inc.	4,847	248
Masco Corp.	14,401	244
Joy Global Inc.	4,255	243
JB Hunt Transport Services Inc.	3,689	219
* Quanta Services Inc.	8,405	217
* Jacobs Engineering Group Inc.	5,208	213
Iron Mountain Inc.	6,732	213
Hubbell Inc. Class B	2,431	205
Donaldson Co. Inc.	6,019	202
Xylem Inc.	7,484	195
* Fortune Brands Home & Security Inc.	6,448	193
* IHS Inc. Class A	2,047	189
* B/E Aerospace Inc.	3,974	188
Snap-on Inc.	2,335	186
* AGCO Corp.	3,964	183
Cintas Corp.	4,299	178
* Owens Corning	4,982	172
Wabtec Corp.	1,994	169
KBR Inc.	6,004	167
Robert Half International Inc.	5,824	165
Waste Connections Inc.	4,961	163
Chicago Bridge & Iron Co. NV	3,927	160
* United Rentals Inc.	3,829	159
* WABCO Holdings Inc.	2,561	159
Lincoln Electric Holdings Inc.	3,291	156
* Hertz Global Holdings Inc.	9,988	156
Timken Co.	3,423	154
Nordson Corp.	2,502	153
IDEX Corp.	3,283	148
Dun & Bradstreet Corp.	1,849	146
Avery Dennison Corp.	4,262	143
* Nielsen Holdings NV	4,981	141

Gardner Denver Inc.	2,017	141
Carlisle Cos. Inc.	2,453	139
Valmont Industries Inc.	993	139
SPX Corp.	1,961	134
Triumph Group Inc.	2,012	132
MSC Industrial Direct Co. Inc. Class A	1,811	132
Corrections Corp. of America	3,876	131
* Kirby Corp.	2,223	129
Towers Watson & Co. Class A	2,406	127
Copa Holdings SA Class A	1,323	125
* Copart Inc.	4,116	124
Manpower Inc.	3,227	124
Graco Inc.	2,431	120
Kennametal Inc.	3,116	119
* Shaw Group Inc.	2,626	118
Babcock & Wilcox Co.	4,636	117
* WESCO International Inc.	1,722	111
URS Corp.	2,909	110
Regal-Beloit Corp.	1,547	108
Lennox International Inc.	2,041	107
* Clean Harbors Inc.	1,848	106
* Oshkosh Corp.	3,602	106
Toro Co.	2,347	105
* Terex Corp.	4,249	103
Trinity Industries Inc.	3,215	102
* AECOM Technology Corp.	4,365	99
Ryder System Inc.	2,092	98
Landstar System Inc.	1,832	93
Crane Co.	1,959	83
Covanta Holding Corp.	4,306	81
Exelis Inc.	7,183	81
Huntington Ingalls Industries Inc.	1,983	81
Alliant Techsystems Inc.	1,327	80
Manitowoc Co. Inc.	5,289	79
ITT Corp.	3,537	79
* Polypore International Inc.	1,889	78
GATX Corp.	1,770	75
Pitney Bowes Inc.	6,552	73
* Spirit Aerosystems Holdings Inc. Class A	4,631	73
* Colfax Corp.	1,810	71
RR Donnelley & Sons Co.	7,172	67
Harsco Corp.	3,219	65
Con-way Inc.	2,216	62
* Air Lease Corp.	2,719	61
* Navistar International Corp.	2,921	60
* General Cable Corp.	2,071	59
Rollins Inc.	2,590	59
UTi Worldwide Inc.	4,164	59
* CNH Global NV	1,031	49
Armstrong World Industries Inc.	925	47
* GrafTech International Ltd.	4,374	42
Matson Inc.	1,468	34
* MRC Global Inc.	781	22
* KAR Auction Services Inc.	1,065	19
* Engility Holdings Inc.	571	10
		62,228

Information Technology (18.3%)
Apple Inc.	37,582	21,996
International Business Machines Corp.	43,879	8,340
Microsoft Corp.	302,365	8,049
* Google Inc. Class A	10,404	7,266
Oracle Corp.	153,564	4,929
QUALCOMM Inc.	68,953	4,387
Cisco Systems Inc.	215,264	4,071
Intel Corp.	202,116	3,955
Visa Inc. Class A	21,044	3,150
* eBay Inc.	46,618	2,462
Mastercard Inc. Class A	4,357	2,129
* EMC Corp.	84,365	2,094
Accenture plc Class A	25,863	1,757
Texas Instruments Inc.	45,996	1,355
Automatic Data Processing Inc.	19,744	1,121
Hewlett-Packard Co.	79,461	1,032
* Yahoo! Inc.	48,989	920
* Salesforce.com Inc.	5,577	879
* Cognizant Technology Solutions Corp. Class A	12,283	826
Corning Inc.	60,971	746
Broadcom Corp. Class A	22,176	718
Intuit Inc.	11,823	708
* Adobe Systems Inc.	19,991	692
Motorola Solutions Inc.	11,756	640
Dell Inc.	59,294	572
Applied Materials Inc.	51,556	553
* Symantec Corp.	29,021	544
Analog Devices Inc.	11,882	482
* Facebook Inc. Class A	17,007	476
* NetApp Inc.	14,602	463
* Citrix Systems Inc.	7,423	454
Paychex Inc.	13,059	425
* Fiserv Inc.	5,515	425
Altera Corp.	12,812	415
Amphenol Corp. Class A	6,471	401
* Teradata Corp.	6,718	400
* Red Hat Inc.	7,836	387
* Juniper Networks Inc.	21,335	384
* SanDisk Corp.	9,683	379
Xilinx Inc.	10,486	363
Fidelity National Information Services Inc.	9,951	359
* Equinix Inc.	1,904	354
Xerox Corp.	51,120	348
Maxim Integrated Products Inc.	11,759	343
Avago Technologies Ltd.	9,714	341
* VMware Inc. Class A	3,587	326
CA Inc.	14,115	313
Western Union Co.	24,313	307
* Autodesk Inc.	9,167	304
Linear Technology Corp.	9,126	303
KLA-Tencor Corp.	6,657	303
* Rackspace Hosting Inc.	4,353	301
Western Digital Corp.	8,908	298
* F5 Networks Inc.	3,160	296
NVIDIA Corp.	24,463	293
* Alliance Data Systems Corp.	2,025	289

* Trimble Navigation Ltd.	5,057	281
* LinkedIn Corp. Class A	2,537	274
* BMC Software Inc.	6,546	268
* Akamai Technologies Inc.	7,167	262
* Lam Research Corp.	7,203	253
* ANSYS Inc.	3,813	253
Microchip Technology Inc.	7,864	239
Computer Sciences Corp.	6,253	238
* Micron Technology Inc.	39,188	234
Amdocs Ltd.	6,818	228
* VeriSign Inc.	6,438	220
Harris Corp.	4,612	217
* Nuance Communications Inc.	9,719	216
Activision Blizzard Inc.	17,094	196
* Synopsys Inc.	5,933	195
* Electronic Arts Inc.	12,847	190
* Gartner Inc.	3,716	178
* Skyworks Solutions Inc.	7,625	173
* Avnet Inc.	5,889	172
FactSet Research Systems Inc.	1,845	170
* Arrow Electronics Inc.	4,543	169
* TIBCO Software Inc.	6,683	167
Marvell Technology Group Ltd.	18,887	160
* LSI Corp.	22,894	154
* NCR Corp.	6,409	153
* Cree Inc.	4,701	152
Molex Inc.	5,635	149
Solera Holdings Inc.	2,864	148
IAC/InterActiveCorp	3,093	146
Global Payments Inc.	3,219	141
* Cadence Design Systems Inc.	11,057	141
Total System Services Inc.	6,272	138
* MICROS Systems Inc.	3,167	138
Jabil Circuit Inc.	7,170	136
* SolarWinds Inc.	2,429	136
* AOL Inc.	3,623	136
Jack Henry & Associates Inc.	3,423	133
SAIC Inc.	11,495	133
* VeriFone Systems Inc.	4,205	128
FLIR Systems Inc.	6,208	127
* ON Semiconductor Corp.	17,943	119
* Informatica Corp.	4,349	117
* Concur Technologies Inc.	1,763	116
Broadridge Financial Solutions Inc.	4,834	114
* Teradyne Inc.	7,210	113
* Riverbed Technology Inc.	6,160	110
* CoreLogic Inc.	4,182	108
* JDS Uniphase Corp.	8,880	108
* NeuStar Inc. Class A	2,604	105
* Fortinet Inc.	5,090	102
* Brocade Communications Systems Inc.	17,610	100
* FleetCor Technologies Inc.	1,881	98
* Ingram Micro Inc.	5,869	95
* Atmel Corp.	16,982	95
National Instruments Corp.	3,603	88
Lender Processing Services Inc.	3,328	83
* Zebra Technologies Corp.	2,105	82

Genpact Ltd.	4,888	78
* Compuware Corp.	8,354	78
* IPG Photonics Corp.	1,293	76
* NetSuite Inc.	1,280	76
DST Systems Inc.	1,320	76
* Polycom Inc.	7,131	75
Diebold Inc.	2,466	74
* Silicon Laboratories Inc.	1,744	73
* Tech Data Corp.	1,593	70
* Itron Inc.	1,586	69
Lexmark International Inc. Class A	2,815	68
* Dolby Laboratories Inc. Class A	2,027	68
* Fairchild Semiconductor International Inc. Class A	5,052	67
* Rovi Corp.	4,393	67
Cypress Semiconductor Corp.	6,060	62
* Fusion-io Inc.	2,620	61
* Advanced Micro Devices Inc.	24,105	53
* EchoStar Corp. Class A	1,630	51
* Acme Packet Inc.	2,403	48
* Vishay Intertechnology Inc.	4,820	47
* PMC - Sierra Inc.	7,844	40
* Vantiv Inc. Class A	1,365	30
* Freescale Semiconductor Ltd.	2,022	19
* ServiceNow Inc.	551	18
AVX Corp.	1,666	17
* Splunk Inc.	519	16
* Palo Alto Networks Inc.	270	15
Booz Allen Hamilton Holding Corp.	900	13
* Zynga Inc. Class A	4,507	11
* Workday Inc. Class A	129	6
		107,040
Materials (3.9%)
Monsanto Co.	21,430	1,963
EI du Pont de Nemours & Co.	37,692	1,626
Freeport-McMoRan Copper & Gold Inc.	38,139	1,488
Dow Chemical Co.	48,034	1,450
Praxair Inc.	12,038	1,291
Newmont Mining Corp.	19,802	932
PPG Industries Inc.	6,142	763
Ecolab Inc.	10,451	753
Air Products & Chemicals Inc.	8,580	712
International Paper Co.	17,665	656
Mosaic Co.	12,011	649
LyondellBasell Industries NV Class A	12,943	644
CF Industries Holdings Inc.	2,640	565
Sherwin-Williams Co.	3,485	532
Nucor Corp.	12,620	520
Eastman Chemical Co.	6,057	369
Alcoa Inc.	42,855	360
Sigma-Aldrich Corp.	4,861	353
FMC Corp.	5,433	301
Ball Corp.	6,194	277
Vulcan Materials Co.	5,157	272
Celanese Corp. Class A	6,186	254
Airgas Inc.	2,852	253
Valspar Corp.	3,811	239
Southern Copper Corp.	6,583	239

Ashland Inc.	3,216	228
* Crown Holdings Inc.	6,018	225
Albemarle Corp.	3,672	220
MeadWestvaco Corp.	7,043	218
Royal Gold Inc.	2,618	211
International Flavors & Fragrances Inc.	3,187	207
* WR Grace & Co.	3,087	202
Rock-Tenn Co. Class A	2,854	186
Reliance Steel & Aluminum Co.	3,022	170
Martin Marietta Materials Inc.	1,868	168
Cliffs Natural Resources Inc.	5,810	167
RPM International Inc.	5,348	155
Packaging Corp. of America	3,978	145
Bemis Co. Inc.	4,148	139
Sealed Air Corp.	7,840	132
* Owens-Illinois Inc.	6,376	128
Aptargroup Inc.	2,596	124
Cytec Industries Inc.	1,796	123
Rockwood Holdings Inc.	2,653	122
Huntsman Corp.	7,393	122
United States Steel Corp.	5,560	120
Domtar Corp.	1,459	117
Sonoco Products Co.	3,872	116
* Allied Nevada Gold Corp.	3,525	115
Allegheny Technologies Inc.	4,174	109
Steel Dynamics Inc.	8,448	109
Compass Minerals International Inc.	1,325	101
NewMarket Corp.	353	94
Cabot Corp.	2,478	93
Silgan Holdings Inc.	1,890	84
Carpenter Technology Corp.	1,705	83
Walter Energy Inc.	2,454	74
Scotts Miracle-Gro Co. Class A	1,731	72
Commercial Metals Co.	4,606	62
Westlake Chemical Corp.	858	62
* Tahoe Resources Inc.	3,284	59
Titanium Metals Corp.	3,259	54
Greif Inc. Class A	1,279	52
* Intrepid Potash Inc.	2,178	46
* Molycorp Inc.	2,883	26
Kronos Worldwide Inc.	789	13
		22,514
Telecommunication Services (2.9%)
AT&T Inc.	235,527	8,039
Verizon Communications Inc.	114,134	5,036
CenturyLink Inc.	25,003	971
* Crown Castle International Corp.	11,805	797
* Sprint Nextel Corp.	120,514	691
* SBA Communications Corp. Class A	4,872	335
Windstream Corp.	23,337	196
Frontier Communications Corp.	40,133	193
* tw telecom inc Class A	6,093	156
* MetroPCS Communications Inc.	12,259	131
* Level 3 Communications Inc.	6,545	123
Telephone & Data Systems Inc.	3,831	88
* NII Holdings Inc.	6,965	35
* Clearwire Corp. Class A	12,063	28

* United States Cellular Corp.	494	17
		16,836
Utilities (3.4%)
Duke Energy Corp.	28,308	1,807
Southern Co.	34,983	1,523
Dominion Resources Inc.	22,982	1,175
NextEra Energy Inc.	16,761	1,152
Exelon Corp.	34,294	1,036
American Electric Power Co. Inc.	19,478	831
FirstEnergy Corp.	16,816	714
PG&E Corp.	17,042	698
PPL Corp.	23,384	686
Sempra Energy	9,701	664
Consolidated Edison Inc.	11,800	658
Public Service Enterprise Group Inc.	20,324	612
Edison International	13,123	597
Xcel Energy Inc.	19,576	529
Northeast Utilities	12,600	488
Entergy Corp.	7,213	458
DTE Energy Co.	6,756	409
ONEOK Inc.	8,256	370
Wisconsin Energy Corp.	9,150	343
CenterPoint Energy Inc.	16,932	334
Ameren Corp.	9,593	287
* Calpine Corp.	16,044	277
NiSource Inc.	11,298	273
AES Corp.	25,362	271
American Water Works Co. Inc.	6,963	266
CMS Energy Corp.	10,407	254
Pinnacle West Capital Corp.	4,468	230
OGE Energy Corp.	3,993	228
SCANA Corp.	4,728	219
Alliant Energy Corp.	4,527	203
NRG Energy Inc.	9,246	195
AGL Resources Inc.	4,731	184
Pepco Holdings Inc.	9,259	183
NV Energy Inc.	9,533	175
Integrys Energy Group Inc.	3,212	171
ITC Holdings Corp.	2,082	164
MDU Resources Group Inc.	7,594	157
National Fuel Gas Co.	2,988	156
UGI Corp.	4,599	153
Westar Energy Inc.	5,138	147
TECO Energy Inc.	8,724	147
Aqua America Inc.	5,632	144
Questar Corp.	6,912	136
Atmos Energy Corp.	3,656	128
Great Plains Energy Inc.	5,263	107
Hawaiian Electric Industries Inc.	3,908	97
Vectren Corp.	3,153	92
		20,128
Total Common Stocks (Cost $545,478)		580,395

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	0.167%		1,203,371	1,203

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Federal Home Loan Bank Discount Notes	0.135%	12/5/12	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.130%	12/26/12	100	100
3 Federal Home Loan Bank Discount Notes	0.130%	3/1/13	100	100
				300
Total Temporary Cash Investments (Cost $1,503)				1,503
Total Investments (99.8%) (Cost $546,981)				581,898
Other Assets and Liabilities-Net (0.2%)				1,095
Net Assets (100%)				582,993

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

Russell 1000 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	580,395	—	—
Temporary Cash Investments	1,203	300	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	581,595	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2012	20	1,415	24
S&P 500 Index	December 2012	4	1,414	(41)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $546,981,000. Net unrealized appreciation of investment securities for tax purposes was $34,917,000, consisting of unrealized gains of $51,225,000 on securities that had risen in value since their purchase and $16,308,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (8.3%)
Walt Disney Co.	99,474	4,940
Comcast Corp. Class A	112,685	4,190
Time Warner Inc.	84,549	3,999
Ford Motor Co.	330,299	3,782
Target Corp.	54,984	3,471
Lowe's Cos. Inc.	91,747	3,311
News Corp. Class A	121,018	2,982
* General Motors Co.	67,453	1,746
CBS Corp. Class B	47,371	1,704
Johnson Controls Inc.	59,958	1,651
Carnival Corp.	36,588	1,415
Macy's Inc.	31,646	1,225
* Liberty Media Corp. - Liberty Capital Class A	9,017	992
Thomson Reuters Corp.	32,766	902
Kohl's Corp.	19,941	890
* Liberty Interactive Corp. Class A	42,171	814
Staples Inc.	60,743	711
Whirlpool Corp.	6,851	698
* CarMax Inc.	16,467	597
Newell Rubbermaid Inc.	25,542	557
Lennar Corp. Class A	14,253	542
* PulteGroup Inc.	30,173	507
Royal Caribbean Cruises Ltd.	13,351	471
* TRW Automotive Holdings Corp.	8,938	453
DR Horton Inc.	22,768	443
* Mohawk Industries Inc.	5,063	435
* Toll Brothers Inc.	12,796	407
Signet Jewelers Ltd.	7,515	404
Comcast Corp.	11,200	404
Interpublic Group of Cos. Inc.	36,815	398
Lear Corp.	8,794	384
Foot Locker Inc.	10,432	374
Gannett Co. Inc.	20,815	373
* MGM Resorts International	35,225	358
Leggett & Platt Inc.	12,467	347
Garmin Ltd.	8,898	346
Abercrombie & Fitch Co.	7,512	345
Best Buy Co. Inc.	23,131	303
GameStop Corp. Class A	10,960	288
Jarden Corp.	5,292	280
Service Corp. International	19,207	268
* Penn National Gaming Inc.	5,234	266
Mattel Inc.	6,829	256
JC Penney Co. Inc.	13,790	247
Harman International Industries Inc.	6,128	242
Dillard's Inc. Class A	2,553	227
* Visteon Corp.	4,422	222
Cablevision Systems Corp. Class A	16,001	221
* Madison Square Garden Co. Class A	4,973	218

Expedia Inc.	2,828	175
* Liberty Ventures Class A	2,883	169
H&R Block Inc.	8,824	159
Williams-Sonoma Inc.	3,274	148
DeVry Inc.	5,593	146
International Game Technology	10,236	142
* DISH Network Corp. Class A	3,812	141
* Hyatt Hotels Corp. Class A	3,846	140
Guess? Inc.	5,197	134
Washington Post Co. Class B	364	134
* Sears Holdings Corp.	3,152	132
Thor Industries Inc.	3,466	131
Wendy's Co.	23,750	111
Tiffany & Co.	1,756	104
John Wiley & Sons Inc. Class A	2,371	101
* DreamWorks Animation SKG Inc. Class A	5,822	100
American Eagle Outfitters Inc.	3,871	82
Chico's FAS Inc.	4,114	77
Regal Entertainment Group Class A	4,245	66
Choice Hotels International Inc.	2,014	66
Marriott International Inc. Class A	1,664	60
* AutoNation Inc.	1,474	57
PVH Corp.	473	54
* Deckers Outdoor Corp.	1,344	52
Aaron's Inc.	1,530	44
* NVR Inc.	48	43
* Lamar Advertising Co. Class A	1,003	39
Hasbro Inc.	993	38
* Sears Hometown and Outlet Stores Inc.	625	20
* Sally Beauty Holdings Inc.	714	18
DSW Inc. Class A	160	11
Clear Channel Outdoor Holdings Inc. Class A	1,606	10
* HomeAway Inc.	357	7
* Sears Canada Inc.	12	—
		53,517
Consumer Staples (7.4%)
Procter & Gamble Co.	223,586	15,613
CVS Caremark Corp.	90,104	4,191
Mondelez International Inc. Class A	147,990	3,831
Walgreen Co.	75,973	2,576
Wal-Mart Stores Inc.	31,465	2,266
* Kraft Foods Group Inc.	49,357	2,232
Archer-Daniels-Midland Co.	57,969	1,548
Altria Group Inc.	40,138	1,357
Philip Morris International Inc.	12,186	1,095
ConAgra Foods Inc.	36,571	1,092
Bunge Ltd.	12,879	942
JM Smucker Co.	9,896	875
Reynolds American Inc.	19,289	843
Clorox Co.	10,836	827
Beam Inc.	13,929	782
Sysco Corp.	24,391	772
Coca-Cola Enterprises Inc.	24,571	766
HJ Heinz Co.	10,632	622
General Mills Inc.	12,388	508
Tyson Foods Inc. Class A	25,594	491
Molson Coors Brewing Co. Class B	11,386	472

* Constellation Brands Inc. Class A	13,009	467
Energizer Holdings Inc.	5,786	462
* Ralcorp Holdings Inc.	4,932	440
Colgate-Palmolive Co.	3,491	379
Ingredion Inc.	5,175	336
Kimberly-Clark Corp.	3,735	320
Safeway Inc.	18,276	313
* Smithfield Foods Inc.	13,150	294
Church & Dwight Co. Inc.	4,598	249
Hormel Foods Corp.	4,971	154
Avon Products Inc.	8,521	119
Campbell Soup Co.	3,168	116
Brown-Forman Corp. Class B	1,657	116
* Green Mountain Coffee Roasters Inc.	1,763	65
Kellogg Co.	1,162	64
* Dean Foods Co.	2,302	39
Hillshire Brands Co.	1,388	39
		47,673
Energy (16.3%)
Exxon Mobil Corp.	411,600	36,278
Chevron Corp.	173,697	18,358
ConocoPhillips	111,353	6,340
Occidental Petroleum Corp.	71,438	5,373
Anadarko Petroleum Corp.	44,058	3,225
Phillips 66	55,036	2,882
Apache Corp.	34,405	2,652
National Oilwell Varco Inc.	28,968	1,978
Marathon Oil Corp.	62,088	1,915
Halliburton Co.	55,412	1,848
Devon Energy Corp.	35,662	1,843
Marathon Petroleum Corp.	30,001	1,786
Baker Hughes Inc.	38,669	1,669
Spectra Energy Corp.	57,487	1,607
Valero Energy Corp.	48,727	1,572
Hess Corp.	26,837	1,331
Noble Energy Inc.	12,199	1,192
Chesapeake Energy Corp.	58,384	994
Murphy Oil Corp.	17,178	975
HollyFrontier Corp.	18,244	827
* Southwestern Energy Co.	20,125	699
EQT Corp.	11,617	698
CONSOL Energy Inc.	20,066	629
Peabody Energy Corp.	24,059	604
* Denbury Resources Inc.	34,416	531
Tesoro Corp.	12,379	523
Cimarex Energy Co.	7,577	456
QEP Resources Inc.	15,768	443
Diamond Offshore Drilling Inc.	6,140	424
* Plains Exploration & Production Co.	11,432	408
* Nabors Industries Ltd.	25,772	379
* Whiting Petroleum Corp.	8,888	373
* Rowan Cos. plc Class A	11,097	352
Helmerich & Payne Inc.	6,592	344
* Newfield Exploration Co.	11,970	291
Energen Corp.	6,485	289
* WPX Energy Inc.	17,560	277
* Superior Energy Services Inc.	13,589	276

* Cameron International Corp.	5,075	274
* Ultra Petroleum Corp.	13,496	271
* SandRidge Energy Inc.	42,061	246
Patterson-UTI Energy Inc.	13,834	246
* McDermott International Inc.	20,961	221
Pioneer Natural Resources Co.	1,886	202
Tidewater Inc.	4,453	200
* Unit Corp.	4,196	188
World Fuel Services Corp.	4,278	167
* Atwood Oceanics Inc.	3,291	151
* Alpha Natural Resources Inc.	18,611	139
* Cheniere Energy Inc.	6,399	107
Teekay Corp.	3,158	102
* SEACOR Holdings Inc.	1,024	93
EXCO Resources Inc.	10,644	83
* Oil States International Inc.	685	48
SM Energy Co.	926	46
* Cobalt International Energy Inc.	890	21
RPC Inc.	444	5
* Laredo Petroleum Holdings Inc.	89	2
		105,453
Financials (26.8%)
Wells Fargo & Co.	431,324	14,238
* Berkshire Hathaway Inc. Class B	156,827	13,813
JPMorgan Chase & Co.	335,144	13,768
Bank of America Corp.	948,592	9,353
Citigroup Inc.	258,112	8,923
US Bancorp	166,742	5,379
Goldman Sachs Group Inc.	43,316	5,102
Capital One Financial Corp.	51,083	2,942
PNC Financial Services Group Inc.	46,573	2,615
Bank of New York Mellon Corp.	105,040	2,515
MetLife Inc.	74,929	2,487
ACE Ltd.	29,885	2,368
Morgan Stanley	135,648	2,288
Aflac Inc.	41,236	2,185
Prudential Financial Inc.	41,198	2,147
Discover Financial Services	46,719	1,944
State Street Corp.	43,040	1,913
* American International Group Inc.	56,796	1,882
Chubb Corp.	23,852	1,836
American Express Co.	31,562	1,764
Allstate Corp.	43,214	1,749
BB&T Corp.	61,497	1,732
HCP Inc.	37,052	1,669
Ventas Inc.	25,449	1,620
CME Group Inc.	29,275	1,618
Aon plc	26,333	1,496
Prologis Inc.	40,564	1,377
Travelers Cos. Inc.	19,406	1,374
Equity Residential	24,449	1,357
Health Care REIT Inc.	22,833	1,345
SunTrust Banks Inc.	47,387	1,287
Annaly Capital Management Inc.	85,786	1,263
Franklin Resources Inc.	9,502	1,254
Vornado Realty Trust	16,361	1,250
Charles Schwab Corp.	94,594	1,239

Fifth Third Bancorp	80,990	1,186
Progressive Corp.	53,885	1,145
Boston Properties Inc.	11,006	1,130
Loews Corp.	27,530	1,125
AvalonBay Communities Inc.	8,462	1,115
Ameriprise Financial Inc.	18,289	1,110
M&T Bank Corp.	11,159	1,091
BlackRock Inc.	5,215	1,028
Invesco Ltd.	39,496	987
American Capital Agency Corp.	30,146	951
Host Hotels & Resorts Inc.	63,334	930
Northern Trust Corp.	19,067	916
General Growth Properties Inc.	46,550	902
Weyerhaeuser Co.	32,181	887
Regions Financial Corp.	124,395	830
Hartford Financial Services Group Inc.	38,894	824
Principal Financial Group Inc.	26,485	719
SLM Corp.	43,019	712
Kimco Realty Corp.	35,908	692
KeyCorp	83,948	678
XL Group plc Class A	27,443	668
Macerich Co.	11,686	660
Simon Property Group Inc.	4,328	658
* CIT Group Inc.	17,716	656
Lincoln National Corp.	25,209	623
SL Green Realty Corp.	7,967	601
* Alleghany Corp.	1,499	526
NYSE Euronext	22,412	523
Cincinnati Financial Corp.	12,899	523
Comerica Inc.	17,409	515
Unum Group	25,242	515
Everest Re Group Ltd.	4,664	506
New York Community Bancorp Inc.	38,679	503
UDR Inc.	21,820	502
* Arch Capital Group Ltd.	10,708	483
Realty Income Corp.	11,766	479
Fidelity National Financial Inc. Class A	19,715	477
PartnerRe Ltd.	5,724	474
Huntington Bancshares Inc.	76,154	468
Torchmark Corp.	8,707	453
* Markel Corp.	836	400
WR Berkley Corp.	9,882	393
Ares Capital Corp.	21,946	389
RenaissanceRe Holdings Ltd.	4,591	380
Hudson City Bancorp Inc.	46,700	376
Alexandria Real Estate Equities Inc.	5,541	376
Raymond James Financial Inc.	9,822	371
* American Capital Ltd.	29,562	354
Senior Housing Properties Trust	15,719	351
Axis Capital Holdings Ltd.	9,722	350
Marsh & McLennan Cos. Inc.	9,815	346
Reinsurance Group of America Inc. Class A	6,588	337
TD Ameritrade Holding Corp.	20,492	332
HCC Insurance Holdings Inc.	8,909	329
American Campus Communities Inc.	7,327	321
Duke Realty Corp.	23,719	320
Zions Bancorporation	15,885	319

Legg Mason Inc.	12,442	318
DDR Corp.	20,474	313
Liberty Property Trust	8,951	312
Jones Lang LaSalle Inc.	3,797	311
First Republic Bank	9,068	307
American Financial Group Inc.	7,558	300
Weingarten Realty Investors	10,676	290
Leucadia National Corp.	13,040	289
CBL & Associates Properties Inc.	12,827	289
People's United Financial Inc.	23,411	285
National Retail Properties Inc.	9,240	284
Taubman Centers Inc.	3,657	283
Validus Holdings Ltd.	7,868	279
Douglas Emmett Inc.	12,078	274
East West Bancorp Inc.	12,793	271
White Mountains Insurance Group Ltd.	524	270
Piedmont Office Realty Trust Inc. Class A	15,250	269
Kilroy Realty Corp.	5,915	267
MFA Financial Inc.	31,550	265
BioMed Realty Trust Inc.	13,689	264
* Genworth Financial Inc. Class A	43,415	258
* Signature Bank	3,638	255
NASDAQ OMX Group Inc.	10,426	253
Cullen/Frost Bankers Inc.	4,603	251
Commerce Bancshares Inc.	7,024	251
Brown & Brown Inc.	9,169	246
Assurant Inc.	7,180	246
Hospitality Properties Trust	10,700	243
Chimera Investment Corp.	88,449	242
Old Republic International Corp.	23,001	241
ProAssurance Corp.	2,641	239
First Niagara Financial Group Inc.	31,233	236
BRE Properties Inc.	4,724	230
Hatteras Financial Corp.	8,356	223
Jefferies Group Inc.	12,675	215
* E*TRADE Financial Corp.	25,530	215
Assured Guaranty Ltd.	15,312	214
First Horizon National Corp.	22,513	213
* SVB Financial Group	3,832	212
Associated Banc-Corp	15,539	200
Mack-Cali Realty Corp.	7,832	198
City National Corp.	4,011	195
Aspen Insurance Holdings Ltd.	6,139	192
Protective Life Corp.	6,928	188
* Forest City Enterprises Inc. Class A	12,085	182
Bank of Hawaii Corp.	4,128	179
* Popular Inc.	8,710	172
* Howard Hughes Corp.	2,331	172
Corporate Office Properties Trust	6,934	171
Fulton Financial Corp.	17,014	166
Capitol Federal Financial Inc.	13,918	165
TCF Financial Corp.	13,782	164
CapitalSource Inc.	19,883	160
Valley National Bancorp	16,751	160
Synovus Financial Corp.	67,242	159
* Affiliated Managers Group Inc.	1,166	150
Washington Federal Inc.	9,213	148

Brandywine Realty Trust	12,409	148
Regency Centers Corp.	3,050	143
Post Properties Inc.	2,760	136
Janus Capital Group Inc.	16,158	133
Endurance Specialty Holdings Ltd.	3,282	132
StanCorp Financial Group Inc.	3,786	129
Federal Realty Investment Trust	1,217	127
Kemper Corp.	4,249	126
Allied World Assurance Co. Holdings AG	1,519	123
BOK Financial Corp.	2,206	121
Extra Space Storage Inc.	3,353	118
Home Properties Inc.	1,979	117
Rayonier Inc.	2,236	111
Camden Property Trust	1,669	110
* MBIA Inc.	12,177	109
CommonWealth REIT	7,099	107
* St. Joe Co.	4,926	105
* Alexander & Baldwin Inc.	3,406	102
Mercury General Corp.	2,259	94
Retail Properties of America Inc.	7,425	91
Apartment Investment & Management Co. Class A	3,572	90
First Citizens BancShares Inc. Class A	489	81
Hanover Insurance Group Inc.	2,038	74
BankUnited Inc.	2,900	68
CNA Financial Corp.	2,188	62
* TFS Financial Corp.	6,626	54
Interactive Brokers Group Inc.	3,385	52
American National Insurance Co.	583	40
Equity Lifestyle Properties Inc.	588	39
CBOE Holdings Inc.	1,076	32
Federated Investors Inc. Class B	1,171	23
LPL Financial Holdings Inc.	578	16
Mid-America Apartment Communities Inc.	232	14
		173,278
Health Care (11.8%)
Pfizer Inc.	659,096	16,491
Johnson & Johnson	187,347	13,064
Merck & Co. Inc.	267,732	11,861
UnitedHealth Group Inc.	91,403	4,971
Medtronic Inc.	85,756	3,611
Eli Lilly & Co.	57,360	2,813
Covidien plc	40,379	2,346
Thermo Fisher Scientific Inc.	32,375	2,057
WellPoint Inc.	27,413	1,532
Cigna Corp.	25,396	1,327
Aetna Inc.	30,595	1,321
Humana Inc.	14,426	944
Zimmer Holdings Inc.	13,998	923
* Forest Laboratories Inc.	23,435	831
Quest Diagnostics Inc.	12,332	713
* Life Technologies Corp.	14,254	703
* Boston Scientific Corp.	125,842	697
Cardinal Health Inc.	14,062	569
* CareFusion Corp.	19,549	546
Coventry Health Care Inc.	11,866	518
Abbott Laboratories	7,288	474
Bristol-Myers Squibb Co.	13,781	450

* Hologic Inc.	23,380	446
* Hospira Inc.	14,587	435
Stryker Corp.	7,284	395
* QIAGEN NV	20,856	386
Omnicare Inc.	9,767	354
* MEDNAX Inc.	4,401	348
Universal Health Services Inc. Class B	7,470	337
PerkinElmer Inc.	9,801	310
Cooper Cos. Inc.	3,033	288
DENTSPLY International Inc.	6,810	270
* Henry Schein Inc.	3,332	269
Baxter International Inc.	4,023	267
* Covance Inc.	4,506	257
Teleflex Inc.	3,680	255
* Tenet Healthcare Corp.	8,656	251
* Sirona Dental Systems Inc.	3,913	245
* Community Health Systems Inc.	8,162	240
* Brookdale Senior Living Inc. Class A	8,297	212
St. Jude Medical Inc.	6,165	211
* Bio-Rad Laboratories Inc. Class A	1,772	185
* Health Management Associates Inc. Class A	21,684	172
* Health Net Inc.	7,197	169
* Allscripts Healthcare Solutions Inc.	14,581	162
HCA Holdings Inc.	5,000	159
* VCA Antech Inc.	7,509	156
* LifePoint Hospitals Inc.	4,269	154
Hill-Rom Holdings Inc.	5,338	149
* Alere Inc.	6,951	129
* AMERIGROUP Corp.	1,279	117
* Endo Health Solutions Inc.	3,719	107
Becton Dickinson and Co.	1,156	89
* Mylan Inc.	2,921	79
* Charles River Laboratories International Inc.	1,577	61
Patterson Cos. Inc.	584	20
		76,446
Industrials (9.1%)
General Electric Co.	932,662	19,707
FedEx Corp.	26,099	2,337
General Dynamics Corp.	28,045	1,865
Danaher Corp.	33,707	1,819
Norfolk Southern Corp.	28,743	1,736
Raytheon Co.	29,388	1,679
Eaton Corp.	29,776	1,553
Northrop Grumman Corp.	22,198	1,481
Waste Management Inc.	40,750	1,327
Tyco International Ltd.	40,749	1,156
Stanley Black & Decker Inc.	15,083	1,085
PACCAR Inc.	24,390	1,072
Dover Corp.	16,229	1,032
ADT Corp.	20,391	936
Pentair Ltd.	18,513	898
Republic Services Inc. Class A	26,714	761
L-3 Communications Holdings Inc.	8,630	663
Parker Hannifin Corp.	7,364	605
CSX Corp.	29,587	585
3M Co.	6,233	567
Textron Inc.	23,157	544

Southwest Airlines Co.	54,540	520
Emerson Electric Co.	10,322	519
Boeing Co.	6,424	477
* Quanta Services Inc.	18,407	476
* Jacobs Engineering Group Inc.	11,442	468
* AGCO Corp.	8,415	388
Xylem Inc.	14,308	373
KBR Inc.	13,162	366
* Owens Corning	10,509	363
* Fortune Brands Home & Security Inc.	11,757	353
Waste Connections Inc.	10,297	339
Snap-on Inc.	4,204	334
Cooper Industries plc	4,409	328
Timken Co.	7,130	321
Gardner Denver Inc.	4,466	312
Corrections Corp. of America	8,918	302
Avery Dennison Corp.	8,956	300
Carlisle Cos. Inc.	5,035	285
Towers Watson & Co. Class A	5,224	276
IDEX Corp.	6,058	272
* Delta Air Lines Inc.	26,473	265
Manpower Inc.	6,868	264
Kennametal Inc.	6,857	261
* Shaw Group Inc.	5,681	255
URS Corp.	6,737	254
* WESCO International Inc.	3,785	245
* Oshkosh Corp.	8,215	241
* Terex Corp.	9,875	239
Regal-Beloit Corp.	3,331	232
Lockheed Martin Corp.	2,476	231
* AECOM Technology Corp.	10,062	227
Ingersoll-Rand plc	4,639	226
* Nielsen Holdings NV	7,791	221
Trinity Industries Inc.	6,873	218
SPX Corp.	3,190	217
Cintas Corp.	5,230	217
Ryder System Inc.	4,597	216
Fluor Corp.	3,826	203
Triumph Group Inc.	2,803	184
Exelis Inc.	16,016	181
Crane Co.	4,223	179
Huntington Ingalls Industries Inc.	4,320	176
Alliant Techsystems Inc.	2,853	171
GATX Corp.	4,039	170
Covanta Holding Corp.	8,695	164
Kansas City Southern	2,092	164
RR Donnelley & Sons Co.	15,311	144
* Hertz Global Holdings Inc.	9,185	144
Harsco Corp.	6,965	140
ITT Corp.	6,021	135
* Air Lease Corp.	5,791	129
Chicago Bridge & Iron Co. NV	3,157	128
Illinois Tool Works Inc.	2,066	127
* Navistar International Corp.	6,142	125
UTi Worldwide Inc.	8,767	124
* Spirit Aerosystems Holdings Inc. Class A	7,819	123
* Colfax Corp.	3,030	118

* General Cable Corp.	3,960	114
* CNH Global NV	2,324	111
Dun & Bradstreet Corp.	1,269	101
* GrafTech International Ltd.	10,065	98
* Verisk Analytics Inc. Class A	1,813	90
Matson Inc.	3,206	74
Hubbell Inc. Class B	850	72
* Kirby Corp.	1,225	71
Expeditors International of Washington Inc.	1,696	63
Pitney Bowes Inc.	5,663	63
Con-way Inc.	2,081	58
Flowserve Corp.	387	54
Equifax Inc.	996	51
Copa Holdings SA Class A	522	50
Manitowoc Co. Inc.	2,801	42
* KAR Auction Services Inc.	2,328	41
Iron Mountain Inc.	1,059	33
* WABCO Holdings Inc.	466	29
* Engility Holdings Inc.	1,288	24
Nordson Corp.	369	23
* MRC Global Inc.	804	23
		59,123
Information Technology (6.2%)
Cisco Systems Inc.	471,582	8,918
Hewlett-Packard Co.	174,096	2,261
Intel Corp.	113,866	2,228
* Yahoo! Inc.	107,270	2,013
Corning Inc.	133,620	1,634
Dell Inc.	129,857	1,252
Applied Materials Inc.	112,860	1,211
* Symantec Corp.	59,889	1,123
Analog Devices Inc.	24,075	977
Texas Instruments Inc.	33,070	975
* SanDisk Corp.	21,546	842
* Juniper Networks Inc.	46,705	840
Fidelity National Information Services Inc.	22,180	801
Xerox Corp.	112,062	763
KLA-Tencor Corp.	14,750	671
CA Inc.	29,510	654
NVIDIA Corp.	54,543	653
* Adobe Systems Inc.	18,718	648
Broadcom Corp. Class A	18,436	597
* Micron Technology Inc.	87,122	521
Computer Sciences Corp.	13,666	520
Amdocs Ltd.	14,852	497
Activision Blizzard Inc.	37,326	427
* Electronic Arts Inc.	28,084	416
* Synopsys Inc.	11,885	390
Western Digital Corp.	11,627	389
* Lam Research Corp.	11,057	388
Maxim Integrated Products Inc.	12,972	379
* Avnet Inc.	12,894	378
* Arrow Electronics Inc.	9,628	359
Marvell Technology Group Ltd.	41,631	353
Harris Corp.	7,153	337
* NetApp Inc.	10,544	334
* Cree Inc.	10,302	333

Molex Inc.	12,279	324
IAC/InterActiveCorp	5,940	280
* ON Semiconductor Corp.	39,039	259
Jabil Circuit Inc.	13,477	256
* JDS Uniphase Corp.	20,541	249
* AOL Inc.	6,182	232
* Brocade Communications Systems Inc.	40,715	231
* Teradyne Inc.	14,624	229
* Ingram Micro Inc.	13,653	221
* CoreLogic Inc.	8,324	215
* Atmel Corp.	34,345	192
SAIC Inc.	15,544	179
* Compuware Corp.	17,504	164
* Polycom Inc.	15,101	158
* Fiserv Inc.	2,049	158
Diebold Inc.	5,044	151
Lexmark International Inc. Class A	6,067	148
* Itron Inc.	3,359	147
* Fairchild Semiconductor International Inc. Class A	10,925	146
* Zebra Technologies Corp.	3,733	145
* Tech Data Corp.	3,210	142
DST Systems Inc.	2,372	137
* Rovi Corp.	7,533	116
* Vishay Intertechnology Inc.	11,232	109
* PMC - Sierra Inc.	18,076	93
* EchoStar Corp. Class A	2,419	76
Paychex Inc.	1,915	62
* Dolby Laboratories Inc. Class A	1,823	61
Cypress Semiconductor Corp.	5,169	52
FLIR Systems Inc.	2,532	52
AVX Corp.	4,243	43
* Akamai Technologies Inc.	1,144	42
Avago Technologies Ltd.	1,170	41
Total System Services Inc.	1,827	40
* Skyworks Solutions Inc.	1,769	40
* VeriSign Inc.	1,040	35
Genpact Ltd.	2,043	33
Booz Allen Hamilton Holding Corp.	2,043	29
* Silicon Laboratories Inc.	330	14
* ServiceNow Inc.	293	10
* Palo Alto Networks Inc.	144	8
* Freescale Semiconductor Ltd.	166	1
		40,402
Materials (3.9%)
Freeport-McMoRan Copper & Gold Inc.	83,548	3,259
Dow Chemical Co.	105,255	3,178
Newmont Mining Corp.	43,187	2,034
Air Products & Chemicals Inc.	18,656	1,547
International Paper Co.	38,583	1,433
Mosaic Co.	26,191	1,416
LyondellBasell Industries NV Class A	26,265	1,306
Nucor Corp.	27,996	1,153
CF Industries Holdings Inc.	4,500	963
Alcoa Inc.	93,975	790
Vulcan Materials Co.	11,469	606
Ashland Inc.	6,940	492
MeadWestvaco Corp.	15,263	472

	Reliance Steel & Aluminum Co.	6,693	378
*	Crown Holdings Inc.	9,780	365
	Cliffs Natural Resources Inc.	12,638	363
	Rock-Tenn Co. Class A	5,575	363
	Bemis Co. Inc.	9,149	307
	Sealed Air Corp.	16,751	282
	United States Steel Corp.	12,751	275
	Cytec Industries Inc.	3,963	272
	Huntsman Corp.	16,455	271
	Sonoco Products Co.	8,964	270
	Domtar Corp.	3,148	252
	Allegheny Technologies Inc.	9,546	250
	Cabot Corp.	5,438	205
	RPM International Inc.	6,880	200
	Albemarle Corp.	3,337	200
	Rockwood Holdings Inc.	4,212	193
	Aptargroup Inc.	4,031	192
	Steel Dynamics Inc.	14,578	188
	Martin Marietta Materials Inc.	1,932	174
	Carpenter Technology Corp.	3,489	169
	Walter Energy Inc.	5,371	162
	Eastman Chemical Co.	2,333	142
	Commercial Metals Co.	9,986	135
	Southern Copper Corp.	3,529	128
	Titanium Metals Corp.	6,847	114
	Greif Inc. Class A	2,723	112
*	Tahoe Resources Inc.	5,390	96
	Westlake Chemical Corp.	1,278	93
*	Owens-Illinois Inc.	3,518	70
*	Intrepid Potash Inc.	2,457	52
*,^ Molycorp Inc.		4,546	41
*	WR Grace & Co.	539	35
	Kronos Worldwide Inc.	1,568	25
	Packaging Corp. of America	660	24
	Scotts Miracle-Gro Co. Class A	388	16
			25,063
Telecommunication Services (3.5%)
	AT&T Inc.	516,101	17,615
	CenturyLink Inc.	54,684	2,124
*	Sprint Nextel Corp.	264,050	1,513
	Frontier Communications Corp.	87,961	423
*	MetroPCS Communications Inc.	26,744	285
	Telephone & Data Systems Inc.	8,148	187
	Windstream Corp.	20,191	169
*	Level 3 Communications Inc.	6,848	129
*	NII Holdings Inc.	14,618	74
*	Clearwire Corp. Class A	30,408	71
*	United States Cellular Corp.	1,117	39
			22,629
Utilities (6.6%)
	Duke Energy Corp.	62,015	3,958
	Southern Co.	76,547	3,334
	Dominion Resources Inc.	50,328	2,572
	NextEra Energy Inc.	36,716	2,523
	Exelon Corp.	75,107	2,270
	American Electric Power Co. Inc.	42,658	1,819

FirstEnergy Corp.			36,819	1,563
PG&E Corp.			37,173	1,522
PPL Corp.			51,123	1,500
Sempra Energy			21,234	1,453
Consolidated Edison Inc.			25,836	1,441
Public Service Enterprise Group Inc.			44,625	1,343
Edison International			28,744	1,307
Xcel Energy Inc.			42,916	1,161
Northeast Utilities			27,641	1,071
Entergy Corp.			15,663	995
DTE Energy Co.			15,025	910
Wisconsin Energy Corp.			20,354	764
CenterPoint Energy Inc.			37,703	744
Ameren Corp.			21,369	640
* Calpine Corp.			35,637	615
NiSource Inc.			25,011	605
AES Corp.			56,518	603
American Water Works Co. Inc.			15,608	596
CMS Energy Corp.			23,060	563
Pinnacle West Capital Corp.			9,705	499
OGE Energy Corp.			8,716	498
SCANA Corp.			10,345	479
Alliant Energy Corp.			9,818	440
NRG Energy Inc.			20,179	426
AGL Resources Inc.			10,388	405
Pepco Holdings Inc.			20,221	399
NV Energy Inc.			20,893	383
Integrys Energy Group Inc.			6,926	368
MDU Resources Group Inc.			16,278	337
National Fuel Gas Co.			6,411	334
UGI Corp.			9,686	322
Westar Energy Inc.			11,145	320
TECO Energy Inc.			18,552	312
Atmos Energy Corp.			7,997	280
Aqua America Inc.			10,603	271
Great Plains Energy Inc.			12,081	245
Questar Corp.			12,314	242
Hawaiian Electric Industries Inc.			8,669	216
Vectren Corp.			7,002	205
				42,853
Total Common Stocks (Cost $607,146)				646,437
	Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund	0.167%		20,702	21

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.140%	2/11/13	100	100
Total Temporary Cash Investments (Cost $121)				121
Total Investments (99.9%) (Cost $607,267)				646,558
Other Assets and Liabilities-Net (0.1%)[3]				971
Net Assets (100%)				647,529

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $21,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $21,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	646,437	—	—
Temporary Cash Investments	21	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	646,457	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in

Russell 1000 Value Index Fund

the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	2	707	(21)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $607,267,000. Net unrealized appreciation of investment securities for tax purposes was $39,291,000, consisting of unrealized gains of $55,908,000 on securities that had risen in value since their purchase and $16,617,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (16.8%)
Home Depot Inc.	156,538	10,186
* Amazon.com Inc.	37,020	9,331
McDonald's Corp.	103,906	9,044
Comcast Corp. Class A	130,761	4,862
Starbucks Corp.	77,611	4,026
NIKE Inc. Class B	36,995	3,606
* priceline.com Inc.	5,093	3,378
TJX Cos. Inc.	75,774	3,360
Walt Disney Co.	67,244	3,339
* DIRECTV	67,017	3,331
Yum! Brands Inc.	47,033	3,155
Time Warner Cable Inc.	31,904	3,027
Viacom Inc. Class B	53,929	2,783
Las Vegas Sands Corp.	40,573	1,893
News Corp. Class A	73,674	1,815
Coach Inc.	29,319	1,696
* Discovery Communications Inc. Class A	26,017	1,572
McGraw-Hill Cos. Inc.	28,580	1,518
* Liberty Global Inc. Class A	26,831	1,504
* AutoZone Inc.	3,889	1,493
VF Corp.	8,892	1,427
* Bed Bath & Beyond Inc.	23,744	1,394
Omnicom Group Inc.	27,890	1,387
Ross Stores Inc.	23,155	1,318
Limited Brands Inc.	24,607	1,283
* O'Reilly Automotive Inc.	12,139	1,142
* Delphi Automotive plc	33,566	1,141
Harley-Davidson Inc.	23,670	1,112
Starwood Hotels & Resorts Worldwide Inc.	20,158	1,088
* Sirius XM Radio Inc.	388,958	1,081
Gap Inc.	30,970	1,067
Genuine Parts Co.	15,892	1,034
Mattel Inc.	26,884	1,008
Virgin Media Inc.	28,410	999
* Dollar Tree Inc.	23,705	989
Ralph Lauren Corp. Class A	6,236	980
* Dollar General Corp.	18,890	945
Wynn Resorts Ltd.	8,145	916
Marriott International Inc. Class A	23,935	869
Nordstrom Inc.	16,025	867
* Chipotle Mexican Grill Inc. Class A	3,239	854
PetSmart Inc.	11,051	781
* BorgWarner Inc.	11,636	771
PVH Corp.	6,639	761
Wyndham Worldwide Corp.	14,878	730
Family Dollar Stores Inc.	9,878	703
Darden Restaurants Inc.	13,150	695
* LKQ Corp.	30,108	660
Tractor Supply Co.	7,323	656

Ulta Salon Cosmetics & Fragrance Inc.	6,358	638
Tiffany & Co.	10,807	637
* DISH Network Corp. Class A	16,273	603
Lowe's Cos. Inc.	16,000	577
Polaris Industries Inc.	6,619	561
Advance Auto Parts Inc.	7,456	545
Scripps Networks Interactive Inc. Class A	8,618	509
Dick's Sporting Goods Inc.	9,479	498
* Fossil Inc.	5,535	478
* Michael Kors Holdings Ltd.	8,912	474
* Netflix Inc.	5,588	457
* Panera Bread Co. Class A	2,838	456
Hasbro Inc.	11,020	424
* Under Armour Inc. Class A	7,927	411
* NVR Inc.	455	409
* Urban Outfitters Inc.	10,805	407
CBS Corp. Class B	11,190	403
* Sally Beauty Holdings Inc.	15,411	391
Tupperware Brands Corp.	5,823	378
* Hanesbrands Inc.	9,971	360
Expedia Inc.	5,734	355
* TripAdvisor Inc.	9,198	351
* Charter Communications Inc. Class A	4,930	349
American Eagle Outfitters Inc.	16,283	345
Cinemark Holdings Inc.	12,305	335
H&R Block Inc.	18,353	331
* Goodyear Tire & Rubber Co.	26,122	329
* AMC Networks Inc. Class A	5,992	316
* Lamar Advertising Co. Class A	6,909	271
* Carter's Inc.	5,015	266
Gentex Corp.	14,835	263
* Ascena Retail Group Inc.	12,681	255
* Tesla Motors Inc.	7,428	251
GNC Holdings Inc. Class A	7,092	249
Target Corp.	3,828	242
Dunkin' Brands Group Inc.	7,360	234
Brinker International Inc.	7,747	232
Williams-Sonoma Inc.	5,107	231
Macy's Inc.	5,889	228
Chico's FAS Inc.	12,075	225
DSW Inc. Class A	3,260	222
International Game Technology	15,217	211
* Apollo Group Inc. Class A	9,911	190
* Bally Technologies Inc.	4,167	188
* Big Lots Inc.	6,186	174
Aaron's Inc.	6,033	173
* Tempur-Pedic International Inc.	6,175	165
* Liberty Interactive Corp. Class A	8,260	159
Morningstar Inc.	2,485	159
* CarMax Inc.	4,363	158
Weight Watchers International Inc.	2,719	141
Foot Locker Inc.	3,209	115
Jarden Corp.	1,821	96
* Deckers Outdoor Corp.	2,494	96
John Wiley & Sons Inc. Class A	2,195	94
* Pandora Media Inc.	10,202	89
* Liberty Media Corp. - Liberty Capital Class A	787	87

* AutoNation Inc.	2,023	79
Kohl's Corp.	1,699	76
* HomeAway Inc.	2,784	57
^ Allison Transmission Holdings Inc.	2,577	54
Regal Entertainment Group Class A	3,042	47
* ITT Educational Services Inc.	2,511	46
DR Horton Inc.	1,992	39
* Penn National Gaming Inc.	741	38
* Liberty Ventures Class A	568	33
Garmin Ltd.	831	32
Cablevision Systems Corp. Class A	2,261	31
Interpublic Group of Cos. Inc.	2,716	29
* Groupon Inc.	3,609	15
Clear Channel Outdoor Holdings Inc. Class A	2,058	13
* Madison Square Garden Co. Class A	295	13
* Visteon Corp.	240	12
Thor Industries Inc.	253	10
Choice Hotels International Inc.	220	7
		121,999
Consumer Staples (12.9%)
Coca-Cola Co.	397,525	15,074
Philip Morris International Inc.	160,397	14,416
PepsiCo Inc.	160,007	11,234
Wal-Mart Stores Inc.	136,420	9,825
Altria Group Inc.	161,578	5,463
Colgate-Palmolive Co.	44,755	4,856
Costco Wholesale Corp.	44,248	4,601
Kimberly-Clark Corp.	35,775	3,067
General Mills Inc.	51,788	2,123
Whole Foods Market Inc.	18,777	1,753
Lorillard Inc.	13,261	1,607
Procter & Gamble Co.	20,448	1,428
Mead Johnson Nutrition Co.	20,766	1,416
Kroger Co.	53,963	1,416
Estee Lauder Cos. Inc. Class A	23,452	1,366
Kellogg Co.	23,307	1,293
CVS Caremark Corp.	26,445	1,230
HJ Heinz Co.	20,394	1,192
Hershey Co.	15,295	1,121
Sysco Corp.	31,533	998
Dr Pepper Snapple Group Inc.	21,656	971
Brown-Forman Corp. Class B	13,354	937
McCormick & Co. Inc.	13,565	876
* Monster Beverage Corp.	14,700	765
Herbalife Ltd.	11,878	546
Campbell Soup Co.	14,019	515
Reynolds American Inc.	11,274	493
Avon Products Inc.	33,973	474
Church & Dwight Co. Inc.	8,672	470
* Green Mountain Coffee Roasters Inc.	11,867	435
Hillshire Brands Co.	10,823	301
* Dean Foods Co.	16,916	290
Flowers Foods Inc.	11,608	273
Nu Skin Enterprises Inc. Class A	5,574	253
Mondelez International Inc. Class A	9,531	247
Hormel Foods Corp.	7,930	246
* Fresh Market Inc.	2,877	149

* Kraft Foods Group Inc.	3,244	147
Ingredion Inc.	1,663	108
Clorox Co.	872	67
Coca-Cola Enterprises Inc.	2,125	66
Safeway Inc.	3,267	56
		94,164
Energy (4.0%)
Schlumberger Ltd.	136,422	9,771
EOG Resources Inc.	27,539	3,239
Williams Cos. Inc.	63,975	2,101
Kinder Morgan Inc.	49,962	1,689
Pioneer Natural Resources Co.	10,464	1,120
Range Resources Corp.	16,512	1,057
* Cameron International Corp.	19,342	1,043
Cabot Oil & Gas Corp.	21,397	1,008
Halliburton Co.	30,062	1,003
* FMC Technologies Inc.	24,425	998
* Concho Resources Inc.	10,572	848
National Oilwell Varco Inc.	9,921	678
Oceaneering International Inc.	11,069	583
* Southwestern Energy Co.	12,293	427
* Dresser-Rand Group Inc.	7,955	420
* Cobalt International Energy Inc.	17,643	411
Noble Energy Inc.	3,963	387
* Oil States International Inc.	4,969	351
* Continental Resources Inc.	4,396	302
SM Energy Co.	5,609	279
* Cheniere Energy Inc.	14,532	244
Golar LNG Ltd.	4,503	176
CARBO Ceramics Inc.	2,044	157
Helmerich & Payne Inc.	2,347	123
World Fuel Services Corp.	2,418	94
* SEACOR Holdings Inc.	992	90
* Atwood Oceanics Inc.	1,940	89
* Kosmos Energy Ltd.	7,292	86
* Whiting Petroleum Corp.	1,692	71
RPC Inc.	5,179	60
* Laredo Petroleum Holdings Inc.	1,890	36
		28,941
Financials (4.5%)
Simon Property Group Inc.	26,015	3,958
American Express Co.	65,878	3,683
American Tower Corporation	40,338	3,022
Public Storage	14,573	2,049
T. Rowe Price Group Inc.	26,029	1,683
Marsh & McLennan Cos. Inc.	44,212	1,557
BlackRock Inc.	6,966	1,373
Travelers Cos. Inc.	17,255	1,222
* IntercontinentalExchange Inc.	7,358	972
Moody's Corp.	19,981	971
Digital Realty Trust Inc.	12,367	798
Plum Creek Timber Co. Inc.	16,495	707
* CBRE Group Inc. Class A	33,568	635
Federal Realty Investment Trust	5,104	531
* Affiliated Managers Group Inc.	3,865	498
Essex Property Trust Inc.	3,540	497

Rayonier Inc.	9,923	495
Weyerhaeuser Co.	17,533	483
Arthur J Gallagher & Co.	12,108	442
Franklin Resources Inc.	3,268	431
Camden Property Trust	6,129	403
Eaton Vance Corp.	12,254	391
* MSCI Inc. Class A	12,956	376
Lazard Ltd. Class A	11,756	346
Tanger Factory Outlet Centers	9,962	328
SEI Investments Co.	14,559	320
Waddell & Reed Financial Inc. Class A	8,949	291
Apartment Investment & Management Co. Class A	10,990	275
Regency Centers Corp.	5,694	267
Boston Properties Inc.	2,597	266
Mid-America Apartment Communities Inc.	3,993	249
Extra Space Storage Inc.	6,712	236
CBOE Holdings Inc.	7,869	236
Equity Lifestyle Properties Inc.	3,525	231
Erie Indemnity Co. Class A	2,637	188
Aon plc	2,813	160
Federated Investors Inc. Class B	7,948	158
Allied World Assurance Co. Holdings AG	1,937	157
Home Properties Inc.	2,651	156
HCP Inc.	3,351	151
Taubman Centers Inc.	1,925	149
Equity Residential	2,465	137
LPL Financial Holdings Inc.	4,412	124
Post Properties Inc.	2,355	116
BRE Properties Inc.	2,316	113
Leucadia National Corp.	4,684	104
People's United Financial Inc.	7,835	95
* Arch Capital Group Ltd.	1,665	75
Hanover Insurance Group Inc.	2,010	73
* Signature Bank	897	63
Validus Holdings Ltd.	1,653	59
American Campus Communities Inc.	1,027	45
Kilroy Realty Corp.	643	29
Brown & Brown Inc.	1,068	29
* Realogy Holdings Corp.	502	19
Endurance Specialty Holdings Ltd.	372	15
* St. Joe Co.	643	14
* Alexander & Baldwin Inc.	246	7
		32,458
Health Care (12.0%)
Abbott Laboratories	152,583	9,918
Amgen Inc.	79,545	7,064
* Gilead Sciences Inc.	77,416	5,806
Bristol-Myers Squibb Co.	156,904	5,120
* Express Scripts Holding Co.	82,405	4,437
Johnson & Johnson	63,186	4,406
* Biogen Idec Inc.	24,436	3,643
* Celgene Corp.	45,059	3,541
Baxter International Inc.	51,526	3,415
Allergan Inc.	31,055	2,880
McKesson Corp.	23,989	2,266
* Intuitive Surgical Inc.	4,054	2,145
* Alexion Pharmaceuticals Inc.	19,587	1,881

Eli Lilly & Co.	38,142	1,870
Becton Dickinson and Co.	19,322	1,481
* Regeneron Pharmaceuticals Inc.	7,839	1,384
Agilent Technologies Inc.	35,533	1,361
Stryker Corp.	23,270	1,260
* Watson Pharmaceuticals Inc.	13,017	1,146
* Cerner Corp.	14,759	1,140
AmerisourceBergen Corp. Class A	25,878	1,093
* Mylan Inc.	38,114	1,036
* DaVita HealthCare Partners Inc.	9,534	1,030
* Catamaran Corp.	20,840	1,015
* Edwards Lifesciences Corp.	11,635	1,010
Perrigo Co.	9,476	981
* Vertex Pharmaceuticals Inc.	21,566	858
St. Jude Medical Inc.	24,665	845
CR Bard Inc.	8,495	841
* Laboratory Corp. of America Holdings	9,870	835
* Varian Medical Systems Inc.	11,311	782
Cardinal Health Inc.	19,096	772
* Waters Corp.	9,020	763
* Illumina Inc.	12,543	674
* BioMarin Pharmaceutical Inc.	12,435	604
ResMed Inc.	14,572	599
* Mettler-Toledo International Inc.	3,130	586
* IDEXX Laboratories Inc.	5,605	524
* Onyx Pharmaceuticals Inc.	6,527	493
* Henry Schein Inc.	5,336	431
* Medivation Inc.	7,598	396
* Ariad Pharmaceuticals Inc.	17,517	392
HCA Holdings Inc.	11,446	363
* AMERIGROUP Corp.	3,415	314
Patterson Cos. Inc.	8,956	305
* United Therapeutics Corp.	5,405	284
Medtronic Inc.	6,540	275
Techne Corp.	3,846	273
* Salix Pharmaceuticals Ltd.	6,103	261
DENTSPLY International Inc.	6,537	259
* Myriad Genetics Inc.	8,831	254
* Thoratec Corp.	6,106	227
* Endo Health Solutions Inc.	7,607	218
Warner Chilcott plc Class A	17,261	201
* Incyte Corp. Ltd.	10,069	177
Covidien plc	2,551	148
* Bruker Corp.	9,768	143
Cooper Cos. Inc.	1,478	140
WellPoint Inc.	2,211	124
* Charles River Laboratories International Inc.	3,190	122
Zimmer Holdings Inc.	1,768	117
Quest Diagnostics Inc.	1,960	113
* Life Technologies Corp.	1,649	81
* Sirona Dental Systems Inc.	1,058	66
Universal Health Services Inc. Class B	632	28
* Covance Inc.	292	17
* Tenet Healthcare Corp.	483	14
		87,248
Industrials (12.3%)
United Technologies Corp.	93,174	7,464

Union Pacific Corp.	48,641	5,972
3M Co.	63,831	5,805
Caterpillar Inc.	66,723	5,687
United Parcel Service Inc. Class B	74,111	5,418
Boeing Co.	69,129	5,135
Honeywell International Inc.	79,718	4,889
Deere & Co.	40,699	3,421
Emerson Electric Co.	63,051	3,167
Precision Castparts Corp.	14,790	2,712
Illinois Tool Works Inc.	41,056	2,528
Lockheed Martin Corp.	23,725	2,214
Cummins Inc.	19,596	1,924
CSX Corp.	71,956	1,422
Fastenal Co.	30,243	1,264
Ingersoll-Rand plc	25,003	1,220
WW Grainger Inc.	5,969	1,158
Rockwell Automation Inc.	14,593	1,156
Roper Industries Inc.	9,911	1,105
Danaher Corp.	20,185	1,089
CH Robinson Worldwide Inc.	16,551	1,022
AMETEK Inc.	24,611	919
Cooper Industries plc	11,759	876
Rockwell Collins Inc.	14,812	847
* Stericycle Inc.	8,698	813
Expeditors International of Washington Inc.	19,627	734
TransDigm Group Inc.	5,160	702
Pall Corp.	11,779	701
Kansas City Southern	8,776	686
* United Continental Holdings Inc.	33,906	686
Fluor Corp.	12,858	683
Flowserve Corp.	4,799	665
* Verisk Analytics Inc. Class A	12,901	643
Masco Corp.	36,542	620
Joy Global Inc.	10,746	612
Equifax Inc.	11,376	583
Parker Hannifin Corp.	6,892	566
* Delta Air Lines Inc.	55,503	555
JB Hunt Transport Services Inc.	9,121	542
Iron Mountain Inc.	16,212	512
Donaldson Co. Inc.	15,179	510
* B/E Aerospace Inc.	9,999	474
* IHS Inc. Class A	5,116	471
Hubbell Inc. Class B	4,953	417
Robert Half International Inc.	14,631	413
Wabtec Corp.	4,880	413
Lincoln Electric Holdings Inc.	8,522	405
* United Rentals Inc.	9,554	397
* WABCO Holdings Inc.	6,245	388
Nordson Corp.	6,217	380
PACCAR Inc.	8,469	372
MSC Industrial Direct Co. Inc. Class A	4,878	354
Valmont Industries Inc.	2,431	340
* Copart Inc.	10,940	330
Babcock & Wilcox Co.	12,715	320
Graco Inc.	6,301	311
* Clean Harbors Inc.	4,940	283
Toro Co.	6,254	281

Lennox International Inc.	5,319	280
Copa Holdings SA Class A	2,833	269
Chicago Bridge & Iron Co. NV	6,258	254
* Kirby Corp.	4,329	251
Dun & Bradstreet Corp.	3,152	250
Landstar System Inc.	4,889	247
* Hertz Global Holdings Inc.	14,554	228
Cintas Corp.	5,085	211
* Polypore International Inc.	4,856	199
FedEx Corp.	2,041	183
Manitowoc Co. Inc.	10,500	157
Rollins Inc.	6,690	152
Southwest Airlines Co.	15,397	147
Pitney Bowes Inc.	10,892	122
Armstrong World Industries Inc.	2,264	114
Triumph Group Inc.	1,717	113
SPX Corp.	1,594	109
Snap-on Inc.	1,204	96
Con-way Inc.	3,251	91
* Nielsen Holdings NV	3,122	88
* Fortune Brands Home & Security Inc.	2,597	78
IDEX Corp.	1,659	75
Xylem Inc.	1,986	52
ITT Corp.	2,116	47
* Spirit Aerosystems Holdings Inc. Class A	2,613	41
* MRC Global Inc.	1,463	41
Textron Inc.	1,684	40
* Colfax Corp.	984	38
Timken Co.	841	38
Carlisle Cos. Inc.	534	30
Waste Connections Inc.	805	26
Covanta Holding Corp.	566	11
* General Cable Corp.	252	7
Matson Inc.	246	6
		89,667
Information Technology (31.0%)
Apple Inc.	95,681	56,000
International Business Machines Corp.	111,539	21,200
Microsoft Corp.	770,199	20,503
* Google Inc. Class A	26,482	18,494
Oracle Corp.	390,913	12,548
QUALCOMM Inc.	175,419	11,160
Visa Inc. Class A	53,402	7,995
Intel Corp.	382,517	7,486
* eBay Inc.	118,462	6,257
Mastercard Inc. Class A	11,092	5,420
* EMC Corp.	214,847	5,332
Accenture plc Class A	65,882	4,475
Automatic Data Processing Inc.	50,005	2,838
Texas Instruments Inc.	78,605	2,316
* Salesforce.com Inc.	14,142	2,230
* Cognizant Technology Solutions Corp. Class A	31,141	2,094
Intuit Inc.	30,039	1,800
Motorola Solutions Inc.	29,807	1,623
* Facebook Inc. Class A	43,061	1,206
* Citrix Systems Inc.	18,992	1,162
Broadcom Corp. Class A	34,932	1,131

Altera Corp.	32,960	1,068
* Teradata Corp.	17,237	1,025
Amphenol Corp. Class A	16,504	1,022
Paychex Inc.	30,866	1,004
* Adobe Systems Inc.	28,999	1,004
* Red Hat Inc.	19,659	971
Xilinx Inc.	27,005	936
* Equinix Inc.	4,859	903
* Fiserv Inc.	11,516	887
Avago Technologies Ltd.	23,447	823
* VMware Inc. Class A	9,047	823
Western Union Co.	62,654	790
* NetApp Inc.	24,831	787
* Autodesk Inc.	23,580	781
Linear Technology Corp.	23,519	781
* Rackspace Hosting Inc.	11,076	766
* F5 Networks Inc.	8,120	761
* Alliance Data Systems Corp.	5,100	727
* Trimble Navigation Ltd.	12,763	710
* LinkedIn Corp. Class A	6,265	677
* BMC Software Inc.	16,452	674
* ANSYS Inc.	9,487	629
* Akamai Technologies Inc.	16,864	618
Microchip Technology Inc.	19,776	602
* Nuance Communications Inc.	24,718	550
* VeriSign Inc.	14,848	507
* Gartner Inc.	9,515	456
Maxim Integrated Products Inc.	15,288	446
FactSet Research Systems Inc.	4,713	435
* TIBCO Software Inc.	17,225	431
* LSI Corp.	58,187	392
* Skyworks Solutions Inc.	17,277	391
* NCR Corp.	16,238	389
* Cadence Design Systems Inc.	29,329	373
Global Payments Inc.	8,398	369
Solera Holdings Inc.	7,067	366
Jack Henry & Associates Inc.	9,323	362
* SolarWinds Inc.	6,416	359
* MICROS Systems Inc.	8,147	354
* VeriFone Systems Inc.	11,495	349
Total System Services Inc.	14,908	327
Western Digital Corp.	9,591	321
* Concur Technologies Inc.	4,880	321
Broadridge Financial Solutions Inc.	13,367	316
* Informatica Corp.	11,591	311
* Riverbed Technology Inc.	16,934	303
* NeuStar Inc. Class A	6,938	279
FLIR Systems Inc.	13,445	274
* Fortinet Inc.	13,503	270
* FleetCor Technologies Inc.	5,030	262
National Instruments Corp.	9,585	233
Lender Processing Services Inc.	8,802	219
* Lam Research Corp.	6,031	212
* IPG Photonics Corp.	3,285	194
* NetSuite Inc.	3,198	191
* Silicon Laboratories Inc.	4,105	172
Harris Corp.	3,580	169

Genpact Ltd.	10,479	168
* Fusion-io Inc.	6,923	161
* Advanced Micro Devices Inc.	64,515	142
* Acme Packet Inc.	6,076	121
SAIC Inc.	10,063	116
Analog Devices Inc.	2,613	106
* Dolby Laboratories Inc. Class A	3,051	102
Cypress Semiconductor Corp.	8,968	91
* Vantiv Inc. Class A	4,089	89
* AOL Inc.	2,285	86
* Symantec Corp.	4,026	75
Jabil Circuit Inc.	3,324	63
IAC/InterActiveCorp	1,242	59
* Splunk Inc.	1,492	45
CA Inc.	1,987	44
* Freescale Semiconductor Ltd.	4,654	43
* Teradyne Inc.	2,284	36
* Rovi Corp.	2,297	35
* Zebra Technologies Corp.	883	34
* Synopsys Inc.	1,047	34
* ServiceNow Inc.	1,047	34
* EchoStar Corp. Class A	1,068	33
* Zynga Inc. Class A	12,631	31
DST Systems Inc.	538	31
* Palo Alto Networks Inc.	514	28
* Atmel Corp.	3,144	18
* Workday Inc. Class A	335	17
Diebold Inc.	409	12
* Compuware Corp.	961	9
		225,805
Materials (3.9%)
Monsanto Co.	54,537	4,995
EI du Pont de Nemours & Co.	95,842	4,135
Praxair Inc.	30,560	3,276
PPG Industries Inc.	15,574	1,935
Ecolab Inc.	26,545	1,913
Sherwin-Williams Co.	8,830	1,347
Sigma-Aldrich Corp.	12,274	890
Eastman Chemical Co.	12,764	777
FMC Corp.	13,952	774
Ball Corp.	15,992	715
Celanese Corp. Class A	15,992	656
Airgas Inc.	6,946	615
Valspar Corp.	9,497	596
Royal Gold Inc.	6,731	544
International Flavors & Fragrances Inc.	8,201	533
* WR Grace & Co.	6,939	454
Southern Copper Corp.	12,343	448
Packaging Corp. of America	9,171	334
CF Industries Holdings Inc.	1,558	334
Albemarle Corp.	5,273	315
* Allied Nevada Gold Corp.	9,641	314
Compass Minerals International Inc.	3,445	263
* Owens-Illinois Inc.	12,613	253
NewMarket Corp.	904	240
Silgan Holdings Inc.	5,062	225
Martin Marietta Materials Inc.	2,430	219

Scotts Miracle-Gro Co. Class A			3,768	156
RPM International Inc.			5,165	150
* Crown Holdings Inc.			3,778	141
LyondellBasell Industries NV Class A			2,355	117
Aptargroup Inc.			2,366	113
Rockwood Holdings Inc.			2,223	102
Steel Dynamics Inc.			4,943	64
Rock-Tenn Co. Class A			878	57
* Intrepid Potash Inc.			2,540	54
Westlake Chemical Corp.			456	33
* Tahoe Resources Inc.			1,813	33
* Molycorp Inc.			1,900	17
Carpenter Technology Corp.			288	14
				28,151
Telecommunication Services (2.3%)
Verizon Communications Inc.			290,636	12,823
* Crown Castle International Corp.			29,886	2,018
* SBA Communications Corp. Class A			12,330	848
* tw telecom inc Class A			15,751	405
Windstream Corp.			36,427	305
* Level 3 Communications Inc.			8,621	163
				16,562
Utilities (0.2%)
ONEOK Inc.			21,227	953
ITC Holdings Corp.			5,246	412
Questar Corp.			4,143	81
Aqua America Inc.			1,719	44
				1,490
Total Common Stocks (Cost $657,616)				726,485
	Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund	0.167%		52,802	53

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.130%	12/26/12	100	100
Total Temporary Cash Investments (Cost $153)				153
Total Investments (99.9%) (Cost $657,769)				726,638
Other Assets and Liabilities-Net (0.1%)[3]				553
Net Assets (100%)				727,191

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $50,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $53,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

Russell 1000 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	726,485	—	—
Temporary Cash Investments	53	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	726,537	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Russell 1000 Growth Index Fund

(000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
S&P 500 Index	December 2012	3	1,061	(31)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $657,769,000. Net unrealized appreciation of investment securities for tax purposes was $68,869,000, consisting of unrealized gains of $81,729,000 on securities that had risen in value since their purchase and $12,860,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.1%)
* Warnaco Group Inc.	13,487	970
Six Flags Entertainment Corp.	13,045	802
Domino's Pizza Inc.	19,038	792
Brunswick Corp.	29,372	757
* Cabela's Inc.	15,343	733
Wolverine World Wide Inc.	15,962	691
Dana Holding Corp.	48,445	687
Rent-A-Center Inc.	19,491	678
Vail Resorts Inc.	11,816	665
* Life Time Fitness Inc.	14,064	662
HSN Inc.	12,442	658
Pool Corp.	15,581	653
Sotheby's	22,224	641
* Tenneco Inc.	19,917	639
Pier 1 Imports Inc.	31,872	612
Cheesecake Factory Inc.	17,723	606
* Steven Madden Ltd.	12,890	574
* Vitamin Shoppe Inc.	9,663	573
Men's Wearhouse Inc.	16,712	542
* ANN Inc.	16,018	537
Cooper Tire & Rubber Co.	20,463	511
* Select Comfort Corp.	18,623	499
Ryland Group Inc.	14,649	490
* Lumber Liquidators Holdings Inc.	9,043	485
* Coinstar Inc.	10,280	484
* Iconix Brand Group Inc.	23,286	469
Buckle Inc.	9,116	466
* Hibbett Sports Inc.	8,672	466
Group 1 Automotive Inc.	7,532	458
* Lions Gate Entertainment Corp.	27,863	456
* Genesco Inc.	8,039	445
MDC Holdings Inc.	12,565	443
* Buffalo Wild Wings Inc.	6,101	442
* Express Inc.	29,410	439
* Fifth & Pacific Cos. Inc.	35,727	431
Penske Automotive Group Inc.	13,956	407
* Live Nation Entertainment Inc.	46,017	404
* Jack in the Box Inc.	14,535	400
* Crocs Inc.	29,558	395
* Jos A Bank Clothiers Inc.	9,148	394
* Orient-Express Hotels Ltd. Class A	31,836	393
Cracker Barrel Old Country Store Inc.	6,324	389
* Children's Place Retail Stores Inc.	7,979	388
Hillenbrand Inc.	18,133	384
* Saks Inc.	36,126	379
Meredith Corp.	11,913	371
* Aeropostale Inc.	26,726	369
Sturm Ruger & Co. Inc.	6,298	369
KB Home	25,366	364

* New York Times Co. Class A	44,793	363
Bob Evans Farms Inc.	9,586	361
* Meritage Homes Corp.	10,061	352
* Marriott Vacations Worldwide Corp.	8,749	348
Finish Line Inc. Class A	16,720	345
Texas Roadhouse Inc. Class A	20,529	341
* Valassis Communications Inc.	13,086	340
Monro Muffler Brake Inc.	10,166	326
* Helen of Troy Ltd.	10,435	322
Jones Group Inc.	27,029	318
* DineEquity Inc.	5,034	317
* Shutterfly Inc.	11,768	317
Arbitron Inc.	8,708	317
* Office Depot Inc.	93,441	314
* Papa John's International Inc.	5,906	313
Ryman Hospitality Properties	9,406	312
Regis Corp.	18,948	312
* Grand Canyon Education Inc.	13,154	311
* WMS Industries Inc.	18,135	306
* Francesca's Holdings Corp.	11,456	298
* Ascent Capital Group Inc. Class A	4,680	286
OfficeMax Inc.	28,515	285
Matthews International Corp. Class A	9,291	281
* BJ's Restaurants Inc.	8,082	277
* Asbury Automotive Group Inc.	9,171	277
* Dorman Products Inc.	8,070	276
Churchill Downs Inc.	4,290	271
Brown Shoe Co. Inc.	14,123	269
* Pinnacle Entertainment Inc.	20,615	266
National CineMedia Inc.	18,488	264
Cato Corp. Class A	9,036	263
Sonic Automotive Inc. Class A	13,278	262
Stage Stores Inc.	10,109	262
* Standard Pacific Corp.	38,112	255
* La-Z-Boy Inc.	17,041	254
Lithia Motors Inc. Class A	7,088	254
Oxford Industries Inc.	4,620	252
* SHFL Entertainment Inc.	17,973	247
International Speedway Corp. Class A	9,062	243
* Skechers U.S.A. Inc. Class A	12,389	241
Interval Leisure Group Inc.	12,682	239
Scholastic Corp.	8,482	238
Columbia Sportswear Co.	4,009	232
* Steiner Leisure Ltd.	4,996	230
Ethan Allen Interiors Inc.	7,920	230
* American Axle & Manufacturing Holdings Inc.	21,809	228
* Smith & Wesson Holding Corp.	21,221	225
Belo Corp. Class A	30,593	220
True Religion Apparel Inc.	8,439	220
Ameristar Casinos Inc.	10,801	215
* AFC Enterprises Inc.	7,969	211
* G-III Apparel Group Ltd.	5,434	207
* Drew Industries Inc.	6,304	205
Strayer Education Inc.	3,893	204
* American Public Education Inc.	5,908	203
* Sonic Corp.	19,862	201
Movado Group Inc.	5,782	201

CEC Entertainment Inc.	6,007	188
Stewart Enterprises Inc. Class A	24,526	187
Pep Boys-Manny Moe & Jack	17,353	183
* Vera Bradley Inc.	6,612	183
Sinclair Broadcast Group Inc. Class A	16,521	182
American Greetings Corp. Class A	10,373	179
* Krispy Kreme Doughnuts Inc.	19,572	178
Core-Mark Holding Co. Inc.	3,760	172
* Quiksilver Inc.	42,956	172
* Hovnanian Enterprises Inc. Class A	32,801	171
* iRobot Corp.	9,039	170
* Ruby Tuesday Inc.	21,001	164
Fred's Inc. Class A	12,136	161
* Blue Nile Inc.	4,089	161
* Tumi Holdings Inc.	7,105	160
* Red Robin Gourmet Burgers Inc.	4,840	159
* Scientific Games Corp. Class A	18,765	156
* Arctic Cat Inc.	4,136	156
* M/I Homes Inc.	7,052	155
* K12 Inc.	8,789	152
* Denny's Corp.	31,709	151
* LeapFrog Enterprises Inc.	16,462	150
* Zumiez Inc.	7,226	149
* rue21 inc	5,106	147
* Conn's Inc.	5,153	146
Callaway Golf Co.	21,508	145
* Biglari Holdings Inc.	396	144
* Maidenform Brands Inc.	7,772	143
Superior Industries International Inc.	7,489	142
Hot Topic Inc.	13,752	137
* Winnebago Industries Inc.	9,534	136
* Five Below Inc.	3,618	134
* Barnes & Noble Inc.	9,355	134
* Multimedia Games Holding Co. Inc.	9,059	134
* Libbey Inc.	6,691	131
Standard Motor Products Inc.	6,483	127
* Beazer Homes USA Inc.	8,038	120
* Gentherm Inc.	9,658	117
* Cavco Industries Inc.	2,253	116
* Capella Education Co.	4,148	115
* Modine Manufacturing Co.	15,307	113
Haverty Furniture Cos. Inc.	6,290	105
Shoe Carnival Inc.	4,669	103
* Mattress Firm Holding Corp.	3,608	103
* Boyd Gaming Corp.	18,219	100
* EW Scripps Co. Class A	9,790	100
Destination Maternity Corp.	4,407	98
* America's Car-Mart Inc.	2,621	97
NACCO Industries Inc. Class A	1,804	96
* Digital Generation Inc.	9,048	96
* Bloomin' Brands Inc.	6,035	96
JAKKS Pacific Inc.	7,233	90
MDC Partners Inc. Class A	8,412	89
* Carmike Cinemas Inc.	5,815	88
* Wet Seal Inc. Class A	29,745	87
* Tuesday Morning Corp.	13,839	87
* Bravo Brio Restaurant Group Inc.	6,388	87

* Ruth's Hospitality Group Inc.	11,580	87
* Universal Electronics Inc.	4,918	87
* Perry Ellis International Inc.	3,911	85
* Caribou Coffee Co. Inc.	6,926	83
* Fiesta Restaurant Group Inc.	5,342	80
* Journal Communications Inc. Class A	14,139	79
Harte-Hanks Inc.	14,661	78
* Stein Mart Inc.	9,045	77
PetMed Express Inc.	6,691	77
Marcus Corp.	6,517	77
Big 5 Sporting Goods Corp.	5,507	77
Town Sports International Holdings Inc.	7,557	76
* Exide Technologies	26,020	75
* Caesars Entertainment Corp.	12,250	75
Nutrisystem Inc.	9,316	74
Fisher Communications Inc.	2,922	73
* Fuel Systems Solutions Inc.	4,852	73
World Wrestling Entertainment Inc. Class A	8,947	72
* Citi Trends Inc.	4,958	69
RadioShack Corp.	32,921	67
Universal Technical Institute Inc.	7,044	67
CSS Industries Inc.	3,233	66
* LIN TV Corp. Class A	10,125	66
* McClatchy Co. Class A	19,152	64
* Unifi Inc.	4,544	63
Speedway Motorsports Inc.	3,862	63
* Zagg Inc.	8,466	61
* Restoration Hardware Holdings Inc.	1,637	60
* Rentrak Corp.	3,110	60
* Overstock.com Inc.	3,860	59
Carriage Services Inc. Class A	5,267	59
* Corinthian Colleges Inc.	26,045	58
* Black Diamond Inc.	6,971	57
* Central European Media Enterprises Ltd. Class A	12,228	57
* Bridgepoint Education Inc.	5,809	57
* MarineMax Inc.	6,807	56
Blyth Inc.	3,454	56
Spartan Motors Inc.	11,180	55
* Body Central Corp.	5,386	55
* Casual Male Retail Group Inc.	13,983	54
* Vitacost.com Inc.	7,366	53
* Chuy's Holdings Inc.	2,240	53
Weyco Group Inc.	2,222	52
* Steinway Musical Instruments Inc.	2,285	52
* West Marine Inc.	5,037	52
* Career Education Corp.	17,271	52
Saga Communications Inc. Class A	1,134	51
* Entercom Communications Corp. Class A	8,089	51
Bon-Ton Stores Inc.	4,226	50
Hooker Furniture Corp.	3,603	50
* Federal-Mogul Corp.	6,191	49
* Kayak Software Corp.	1,172	48
Mac-Gray Corp.	3,966	47
* Skullcandy Inc.	5,431	47
bebe stores inc	12,379	47
* Stoneridge Inc.	9,354	46
* Cumulus Media Inc. Class A	19,959	46

* Jamba Inc.	21,584	45
* Bluegreen Corp.	4,674	44
* Teavana Holdings Inc.	2,921	43
RG Barry Corp.	2,804	43
* Morgans Hotel Group Co.	7,075	41
Winmark Corp.	729	41
* Luby's Inc.	6,414	41
* Tilly's Inc. Class A	3,052	40
Bassett Furniture Industries Inc.	3,611	40
* VOXX International Corp. Class A	5,910	40
Culp Inc.	2,796	40
* Kirkland's Inc.	4,355	40
* Gordmans Stores Inc.	2,712	39
Cherokee Inc.	2,689	39
* hhgregg Inc.	5,191	38
* Johnson Outdoors Inc. Class A	1,817	38
* Global Sources Ltd.	6,047	37
* Systemax Inc.	3,543	37
* ReachLocal Inc.	3,255	36
Outdoor Channel Holdings Inc.	4,735	35
* Sealy Corp.	16,093	35
* Isle of Capri Casinos Inc.	6,774	33
* Nexstar Broadcasting Group Inc. Class A	3,670	33
* Education Management Corp.	8,533	33
Lifetime Brands Inc.	3,274	33
* New York & Co. Inc.	8,783	33
* Delta Apparel Inc.	2,250	33
Einstein Noah Restaurant Group Inc.	1,995	32
* Red Lion Hotels Corp.	4,389	32
* Carrols Restaurant Group Inc.	4,887	32
* Reading International Inc. Class A	5,320	30
Flexsteel Industries Inc.	1,443	29
Lincoln Educational Services Corp.	7,308	28
* Daily Journal Corp.	312	28
* K-Swiss Inc. Class A	8,987	28
* Del Frisco's Restaurant Group Inc.	1,859	28
* Nathan's Famous Inc.	856	27
* Ignite Restaurant Group Inc.	2,133	27
* Monarch Casino & Resort Inc.	2,815	27
* 1-800-Flowers.com Inc. Class A	8,389	26
* Geeknet Inc.	1,432	25
Entravision Communications Corp. Class A	16,262	24
Martha Stewart Living Omnimedia Class A	8,905	24
* Premier Exhibitions Inc.	8,090	22
Shiloh Industries Inc.	1,869	21
* MTR Gaming Group Inc.	7,249	21
* Crown Media Holdings Inc. Class A	10,841	20
Frisch's Restaurants Inc.	1,000	19
Marine Products Corp.	3,252	18
Collectors Universe	1,713	18
* Orbitz Worldwide Inc.	7,486	17
Salem Communications Corp. Class A	3,239	17
* Tower International Inc.	1,856	15
National American University Holdings Inc.	3,278	13
* US Auto Parts Network Inc.	4,723	9
* CafePress Inc.	1,503	9
* Perfumania Holdings Inc.	1,659	8

*	Beasley Broadcasting Group Inc. Class A	1,412	7
*	Orchard Supply Hardware Stores Corp. Class A	609	5
	Value Line Inc.	391	4
*	Dial Global Inc.	597	—
			54,431
Consumer Staples (3.7%)
*	United Natural Foods Inc.	16,055	831
*	Hain Celestial Group Inc.	12,121	731
*	Darling International Inc.	38,586	651
*	TreeHouse Foods Inc.	11,798	619
	Casey's General Stores Inc.	12,498	617
	Harris Teeter Supermarkets Inc.	14,404	547
	B&G Foods Inc.	17,261	504
	PriceSmart Inc.	5,973	463
	Lancaster Colony Corp.	6,068	460
*	Elizabeth Arden Inc.	8,285	385
	Universal Corp.	7,647	382
	Sanderson Farms Inc.	7,555	362
	Spectrum Brands Holdings Inc.	7,554	361
*	Prestige Brands Holdings Inc.	16,542	357
	Snyders-Lance Inc.	14,519	350
	Fresh Del Monte Produce Inc.	12,543	326
*	Post Holdings Inc.	9,093	313
	J&J Snack Foods Corp.	4,874	307
	Vector Group Ltd.	18,296	295
*	Boston Beer Co. Inc. Class A	2,565	290
	Andersons Inc.	6,132	259
	WD-40 Co.	5,251	248
*	Smart Balance Inc.	19,282	240
*	Rite Aid Corp.	215,829	218
	Cal-Maine Foods Inc.	4,728	217
	Tootsie Roll Industries Inc.	7,749	211
*	Schiff Nutrition International Inc.	4,395	185
	SUPERVALU Inc.	69,613	166
*	Central Garden and Pet Co. Class A	12,743	149
*	Medifast Inc.	4,579	145
*	Pilgrim's Pride Corp.	19,953	142
	Weis Markets Inc.	3,635	142
*	Dole Food Co. Inc.	11,851	136
*,^ Star Scientific Inc.		47,712	136
*	Susser Holdings Corp.	3,647	133
*	Harbinger Group Inc.	13,465	115
	Inter Parfums Inc.	5,359	107
*	Chiquita Brands International Inc.	15,030	107
	Spartan Stores Inc.	7,094	107
	Coca-Cola Bottling Co. Consolidated	1,526	105
	Village Super Market Inc. Class A	2,748	103
^	Diamond Foods Inc.	7,228	103
*	Pantry Inc.	7,662	98
*	Alliance One International Inc.	28,686	94
	Calavo Growers Inc.	3,898	94
*	Seneca Foods Corp. Class A	2,979	92
	Nash Finch Co.	4,042	85
*	USANA Health Sciences Inc.	1,958	81
	Ingles Markets Inc. Class A	4,161	68
*	National Beverage Corp.	3,730	64
*	Annie's Inc.	1,654	59

*	Chefs' Warehouse Inc.	3,659	58
	Nature's Sunshine Products Inc.	3,763	58
*	Revlon Inc. Class A	3,760	56
	Limoneira Co.	2,760	54
*	Nutraceutical International Corp.	2,916	48
*	John B Sanfilippo & Son Inc.	2,667	47
	Female Health Co.	6,427	46
*	Natural Grocers by Vitamin Cottage Inc.	2,384	46
	Orchids Paper Products Co.	1,936	41
	Alico Inc.	1,182	41
*	Omega Protein Corp.	6,284	39
	Oil-Dri Corp. of America	1,615	38
	Arden Group Inc.	376	38
*	Central European Distribution Corp.	21,279	36
	Roundy's Inc.	6,412	30
*	Inventure Foods Inc.	4,192	27
*	Synutra International Inc.	5,563	25
*	Farmer Bros Co.	2,177	24
	Griffin Land & Nurseries Inc.	918	23
	Westway Group Inc.	3,895	22
*	Craft Brew Alliance Inc.	3,341	21
	Lifeway Foods Inc.	1,476	12
			14,190
Energy (5.9%)
*	Dril-Quip Inc.	13,209	930
	Energy XXI Bermuda Ltd.	25,930	821
*	Oasis Petroleum Inc.	26,263	794
*	Rosetta Resources Inc.	17,390	781
*	Kodiak Oil & Gas Corp.	86,650	743
*	Gulfport Energy Corp.	18,264	695
	Bristow Group Inc.	11,738	612
*	Helix Energy Solutions Group Inc.	34,669	607
	Lufkin Industries Inc.	11,026	604
	Western Refining Inc.	18,813	547
	Berry Petroleum Co. Class A	17,188	535
*	SemGroup Corp. Class A	13,724	517
	Targa Resources Corp.	9,521	477
	Arch Coal Inc.	69,729	469
*	Exterran Holdings Inc.	21,303	445
*	Hornbeck Offshore Services Inc.	11,606	417
*	Cloud Peak Energy Inc.	20,068	381
*	PDC Energy Inc.	9,849	353
*	Stone Energy Corp.	16,277	337
*	Key Energy Services Inc.	49,714	333
*	Northern Oil and Gas Inc.	20,907	328
*	Geospace Technologies Corp.	4,196	320
*	C&J Energy Services Inc.	14,685	293
*,^ Clean Energy Fuels Corp.		21,756	288
*	McMoRan Exploration Co.	33,429	285
*	Gulfmark Offshore Inc.	8,843	277
*	Bill Barrett Corp.	15,849	275
*	Carrizo Oil & Gas Inc.	13,046	271
*	Hercules Offshore Inc.	51,822	267
*	Comstock Resources Inc.	15,859	260
*	ION Geophysical Corp.	43,498	259
	Ship Finance International Ltd.	15,916	258
*	Approach Resources Inc.	10,966	258

*	CVR Energy Inc.	5,423	248
*	Forest Oil Corp.	38,821	247
*	Newpark Resources Inc.	29,411	229
*	Halcon Resources Corp.	36,437	225
*	Swift Energy Co.	14,013	217
*	Rentech Inc.	74,754	211
*	Magnum Hunter Resources Corp.	48,400	195
*	EPL Oil & Gas Inc.	9,099	191
	W&T Offshore Inc.	11,387	189
*	Rex Energy Corp.	14,191	187
*	Forum Energy Technologies Inc.	7,293	184
*	TETRA Technologies Inc.	25,525	179
	Crosstex Energy Inc.	13,411	172
*,^ Heckmann Corp.		44,038	172
*	Contango Oil & Gas Co.	4,184	171
*	Parker Drilling Co.	38,729	162
*	Vaalco Energy Inc.	19,070	162
	Nordic American Tankers Ltd.	17,455	159
	Delek US Holdings Inc.	5,610	147
*	Pioneer Energy Services Corp.	20,187	146
*	Resolute Energy Corp.	15,734	134
*	PHI Inc.	4,254	133
*	Quicksilver Resources Inc.	38,347	122
*	Vantage Drilling Co.	62,615	113
*	Basic Energy Services Inc.	10,096	111
	Gulf Island Fabrication Inc.	4,709	110
*	Harvest Natural Resources Inc.	12,221	108
*	Tesco Corp.	9,928	107
*	Endeavour International Corp.	15,264	103
*	PetroQuest Energy Inc.	18,562	99
	GasLog Ltd.	7,725	95
*	Matrix Service Co.	8,442	93
*	Triangle Petroleum Corp.	14,547	91
*	BPZ Resources Inc.	34,390	87
*	Solazyme Inc.	10,782	80
	Penn Virginia Corp.	18,125	80
*	Scorpio Tankers Inc.	12,485	80
*	Clayton Williams Energy Inc.	1,935	79
*	RigNet Inc.	4,059	78
*	Bonanza Creek Energy Inc.	3,262	77
*	Goodrich Petroleum Corp.	8,566	77
*	Sanchez Energy Corp.	3,843	70
*	FX Energy Inc.	17,480	70
*	Natural Gas Services Group Inc.	4,086	67
	Panhandle Oil and Gas Inc. Class A	2,315	66
*	Warren Resources Inc.	23,728	65
*	Willbros Group Inc.	12,914	65
*	Green Plains Renewable Energy Inc.	8,261	64
*	Uranium Energy Corp.	28,111	64
*	Callon Petroleum Co.	13,155	62
*	Abraxas Petroleum Corp.	27,507	61
*	Dawson Geophysical Co.	2,632	60
*	Mitcham Industries Inc.	4,115	60
*,^ KiOR Inc.		8,745	56
*	Frontline Ltd.	17,006	56
	Teekay Tankers Ltd. Class A	20,304	56
*	Midstates Petroleum Co. Inc.	8,022	55

* Synergy Resources Corp.	13,074	51
* Cal Dive International Inc.	30,817	48
Knightsbridge Tankers Ltd.	8,174	47
* Miller Energy Resources Inc.	10,373	47
Alon USA Energy Inc.	3,261	46
* Evolution Petroleum Corp.	5,307	42
* Matador Resources Co.	4,521	40
Bolt Technology Corp.	2,750	40
* TGC Industries Inc.	4,678	38
* Isramco Inc.	346	37
* Westmoreland Coal Co.	3,490	34
* REX American Resources Corp.	1,811	34
Apco Oil and Gas International Inc.	2,910	31
* Uranerz Energy Corp.	21,099	28
* Amyris Inc.	9,580	27
* Emerald Oil Inc.	5,140	26
* Global Geophysical Services Inc.	6,170	26
* Saratoga Resources Inc.	6,518	25
Adams Resources & Energy Inc.	674	23
* Crimson Exploration Inc.	6,810	19
* Gastar Exploration Ltd.	18,732	19
Hallador Energy Co.	2,095	17
* Gevo Inc.	9,890	16
* ZaZa Energy Corp.	8,178	16
* Renewable Energy Group Inc.	2,356	14
* Forbes Energy Services Ltd.	4,678	11
* Ceres Inc.	1,937	8
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	1,086	—
		22,694
Financials (22.2%)
* Ocwen Financial Corp.	35,303	1,266
Two Harbors Investment Corp.	91,780	1,039
Starwood Property Trust Inc.	44,455	1,016
First American Financial Corp.	34,898	831
Invesco Mortgage Capital Inc.	37,941	803
Omega Healthcare Investors Inc.	34,782	797
Hancock Holding Co.	25,083	788
Highwoods Properties Inc.	24,305	784
CYS Investments Inc.	57,535	736
* EPR Properties	15,359	697
ARMOUR Residential REIT Inc.	97,582	683
Healthcare Realty Trust Inc.	28,606	682
LaSalle Hotel Properties	28,092	677
Alterra Capital Holdings Ltd.	28,128	658
RLJ Lodging Trust	35,003	651
Prosperity Bancshares Inc.	15,569	640
Susquehanna Bancshares Inc.	61,632	634
CNO Financial Group Inc.	69,550	633
American Realty Capital Trust Inc.	52,005	606
* Texas Capital Bancshares Inc.	13,165	593
Colonial Properties Trust	28,854	589
Sovran Self Storage Inc.	9,517	588
Washington REIT	21,768	564
CubeSmart	40,434	558
Apollo Investment Corp.	66,604	541
DiamondRock Hospitality Co.	61,693	539
* Stifel Financial Corp.	17,627	536

Medical Properties Trust Inc.	44,513	519
Potlatch Corp.	13,243	516
Prospect Capital Corp.	48,710	513
FirstMerit Corp.	36,006	507
DCT Industrial Trust Inc.	81,095	507
* Walter Investment Management Corp.	11,737	496
FNB Corp.	45,824	495
Webster Financial Corp.	23,688	493
Glimcher Realty Trust	45,796	491
EastGroup Properties Inc.	9,352	489
Platinum Underwriters Holdings Ltd.	10,768	479
PennyMac Mortgage Investment Trust	19,348	477
Iberiabank Corp.	9,698	473
Trustmark Corp.	21,272	473
DuPont Fabros Technology Inc.	20,147	465
* Sunstone Hotel Investors Inc.	44,937	464
Cathay General Bancorp	25,855	463
* First Cash Financial Services Inc.	9,399	454
Greenhill & Co. Inc.	9,547	454
UMB Financial Corp.	10,606	449
RLI Corp.	6,966	449
National Health Investors Inc.	8,043	446
Primerica Inc.	15,456	442
Wintrust Financial Corp.	11,933	439
Redwood Trust Inc.	25,979	434
Umpqua Holdings Corp.	36,765	429
* First Industrial Realty Trust Inc.	32,304	426
Lexington Realty Trust	43,424	416
BancorpSouth Inc.	31,040	411
United Bankshares Inc.	16,524	408
* PHH Corp.	18,621	408
First Financial Bankshares Inc.	10,348	403
* Financial Engines Inc.	15,227	399
Capstead Mortgage Corp.	32,432	394
Pebblebrook Hotel Trust	18,869	393
Old National Bancorp	33,310	391
PS Business Parks Inc.	6,055	390
Westamerica Bancorporation	9,162	390
National Penn Bancshares Inc.	40,574	384
Education Realty Trust Inc.	37,161	383
Northwest Bancshares Inc.	32,091	383
Sun Communities Inc.	9,778	377
Acadia Realty Trust	15,156	376
Equity One Inc.	18,041	373
* Strategic Hotels & Resorts Inc.	59,511	371
MarketAxess Holdings Inc.	12,004	370
Montpelier Re Holdings Ltd.	16,476	361
Cash America International Inc.	9,661	360
MB Financial Inc.	17,987	350
Community Bank System Inc.	12,976	349
Glacier Bancorp Inc.	23,667	344
Selective Insurance Group Inc.	18,034	337
LTC Properties Inc.	10,009	327
Government Properties Income Trust	14,152	326
PrivateBancorp Inc.	19,870	326
Fifth Street Finance Corp.	29,951	323
International Bancshares Corp.	17,533	317

Symetra Financial Corp.	25,490	312
First Midwest Bancorp Inc.	24,655	308
Pennsylvania REIT	18,422	307
Bank of the Ozarks Inc.	9,617	306
American Capital Mortgage Investment Corp.	11,940	305
Alexander's Inc.	687	304
* Ezcorp Inc. Class A	15,794	304
American Assets Trust Inc.	10,882	296
NorthStar Realty Finance Corp.	43,931	296
CVB Financial Corp.	29,040	295
BBCN Bancorp Inc.	25,685	292
Solar Capital Ltd.	12,736	292
Provident Financial Services Inc.	19,825	287
* Enstar Group Ltd.	2,781	285
Main Street Capital Corp.	9,212	282
Argo Group International Holdings Ltd.	8,497	282
First Financial Bancorp	19,272	280
Franklin Street Properties Corp.	23,884	276
CreXus Investment Corp.	22,063	276
Colony Financial Inc.	13,585	272
Astoria Financial Corp.	28,711	268
Anworth Mortgage Asset Corp.	45,214	267
Hersha Hospitality Trust Class A	56,676	266
Sabra Health Care REIT Inc.	12,212	265
Evercore Partners Inc. Class A	9,427	259
Investors Real Estate Trust	29,949	254
* DFC Global Corp.	14,496	253
Amtrust Financial Services Inc.	8,777	253
* World Acceptance Corp.	3,439	251
Horace Mann Educators Corp.	13,078	250
Cousins Properties Inc.	30,246	248
Investors Bancorp Inc.	14,457	247
PacWest Bancorp	9,918	247
* Citizens Republic Bancorp Inc.	13,094	246
Associated Estates Realty Corp.	16,188	245
Chesapeake Lodging Trust	12,954	244
* Western Alliance Bancorp	24,016	244
BlackRock Kelso Capital Corp.	24,057	243
Home BancShares Inc.	7,207	239
* Credit Acceptance Corp.	2,573	237
Boston Private Financial Holdings Inc.	25,563	236
Park National Corp.	3,709	234
PennantPark Investment Corp.	21,427	231
* Virtus Investment Partners Inc.	1,984	228
Triangle Capital Corp.	8,917	228
Hudson Pacific Properties Inc.	11,723	227
American Equity Investment Life Holding Co.	19,599	226
ViewPoint Financial Group Inc.	11,021	225
Columbia Banking System Inc.	12,976	224
Nelnet Inc. Class A	7,820	224
* National Financial Partners Corp.	13,280	221
First Commonwealth Financial Corp.	34,406	221
Oritani Financial Corp.	14,866	217
* Pinnacle Financial Partners Inc.	11,317	215
NBT Bancorp Inc.	10,870	215
* Greenlight Capital Re Ltd. Class A	9,190	213
Infinity Property & Casualty Corp.	3,869	212

* iStar Financial Inc.	27,590	211
Retail Opportunity Investments Corp.	16,476	209
Independent Bank Corp.	7,285	209
Ramco-Gershenson Properties Trust	15,060	201
* Knight Capital Group Inc. Class A	59,781	201
Banco Latinoamericano de Comercio Exterior SA	9,253	200
Inland Real Estate Corp.	25,054	200
Employers Holdings Inc.	10,358	198
KBW Inc.	11,375	196
Chemical Financial Corp.	9,008	196
First Potomac Realty Trust	16,708	196
Brookline Bancorp Inc.	22,982	194
Resource Capital Corp.	32,619	193
* Nationstar Mortgage Holdings Inc.	6,299	193
STAG Industrial Inc.	10,215	193
Tower Group Inc.	11,393	193
SCBT Financial Corp.	4,944	192
Radian Group Inc.	43,680	191
Universal Health Realty Income Trust	3,898	190
Banner Corp.	6,306	189
Safety Insurance Group Inc.	4,164	187
Berkshire Hills Bancorp Inc.	8,100	187
Hercules Technology Growth Capital Inc.	17,338	186
* Hilltop Holdings Inc.	13,029	186
Home Loan Servicing Solutions Ltd.	9,503	186
Kennedy-Wilson Holdings Inc.	14,166	186
AG Mortgage Investment Trust Inc.	7,457	184
Sterling Financial Corp.	8,786	181
Dynex Capital Inc.	17,859	175
Cohen & Steers Inc.	6,063	173
Coresite Realty Corp.	6,764	173
Apollo Residential Mortgage Inc.	7,955	173
* Navigators Group Inc.	3,283	172
* FelCor Lodging Trust Inc.	40,833	171
* Forestar Group Inc.	11,400	168
* eHealth Inc.	6,446	166
Stewart Information Services Corp.	6,035	165
State Bank Financial Corp.	10,449	164
City Holding Co.	4,844	163
WesBanco Inc.	7,695	162
TrustCo Bank Corp. NY	30,815	162
S&T Bancorp Inc.	9,540	162
Oriental Financial Group Inc.	13,401	161
* HFF Inc. Class A	10,751	159
Ashford Hospitality Trust Inc.	17,575	159
* AMERISAFE Inc.	5,980	155
Urstadt Biddle Properties Inc. Class A	8,172	154
Renasant Corp.	8,285	153
Flushing Financial Corp.	10,195	153
Community Trust Bancorp Inc.	4,609	151
Sandy Spring Bancorp Inc.	7,971	150
Maiden Holdings Ltd.	16,538	149
Campus Crest Communities Inc.	12,734	146
Dime Community Bancshares Inc.	10,382	145
Cardinal Financial Corp.	9,639	145
Tompkins Financial Corp.	3,661	143
Getty Realty Corp.	8,472	143

* Piper Jaffray Cos.	5,022	142
Monmouth Real Estate Investment Corp. Class A	13,303	140
West Coast Bancorp	6,368	139
United Fire Group Inc.	6,654	138
* ICG Group Inc.	12,135	135
* PICO Holdings Inc.	7,447	135
TICC Capital Corp.	13,447	135
Lakeland Financial Corp.	5,400	134
Simmons First National Corp. Class A	5,579	133
Excel Trust Inc.	10,967	130
TowneBank	8,589	130
* Hanmi Financial Corp.	10,273	128
* Citizens Inc.	12,704	128
Apollo Commercial Real Estate Finance Inc.	7,632	127
First Merchants Corp.	9,340	127
Western Asset Mortgage Capital Corp.	6,091	126
Heartland Financial USA Inc.	4,740	124
Duff & Phelps Corp. Class A	10,178	124
Summit Hotel Properties Inc.	13,904	122
Rockville Financial Inc.	9,323	121
* Tejon Ranch Co.	4,308	120
Washington Trust Bancorp Inc.	4,703	119
Southside Bancshares Inc.	5,659	118
* United Community Banks Inc.	13,629	118
* Netspend Holdings Inc.	10,142	118
Provident New York Bancorp	12,909	117
* WisdomTree Investments Inc.	19,131	117
* Wilshire Bancorp Inc.	20,186	117
* Eagle Bancorp Inc.	5,972	116
BGC Partners Inc. Class A	32,183	116
Kite Realty Group Trust	21,407	114
Epoch Holding Corp.	5,213	114
* Investment Technology Group Inc.	12,693	113
MCG Capital Corp.	25,091	112
First Busey Corp.	24,337	112
* Bancorp Inc.	9,462	110
Federal Agricultural Mortgage Corp.	3,264	110
First Financial Corp.	3,655	110
New York Mortgage Trust Inc.	16,216	109
Rouse Properties Inc.	7,241	109
National Western Life Insurance Co. Class A	716	108
WSFS Financial Corp.	2,489	108
EverBank Financial Corp.	7,304	108
United Financial Bancorp Inc.	6,942	108
* MGIC Investment Corp.	61,666	108
* NewStar Financial Inc.	8,538	108
Winthrop Realty Trust	9,541	107
Cedar Realty Trust Inc.	19,617	106
Saul Centers Inc.	2,477	106
FBL Financial Group Inc. Class A	3,151	105
* Central Pacific Financial Corp.	7,075	104
Capital Southwest Corp.	973	104
GAMCO Investors Inc.	2,108	103
Medley Capital Corp.	7,549	103
1st Source Corp.	4,844	102
CapLease Inc.	21,837	102
Union First Market Bankshares Corp.	6,636	101

* Beneficial Mutual Bancorp Inc.	10,750	101
OneBeacon Insurance Group Ltd. Class A	7,400	100
Presidential Life Corp.	7,057	99
Agree Realty Corp.	3,748	98
StellarOne Corp.	7,558	97
* Green Dot Corp. Class A	7,834	97
* BofI Holding Inc.	3,641	97
* Safeguard Scientifics Inc.	6,811	96
Sterling Bancorp	10,137	94
* Taylor Capital Group Inc.	5,343	94
MVC Capital Inc.	7,838	93
Lakeland Bancorp Inc.	9,710	93
* First BanCorp	22,895	93
Univest Corp. of Pennsylvania	5,506	93
Meadowbrook Insurance Group Inc.	16,568	92
RAIT Financial Trust	16,434	91
First Community Bancshares Inc.	5,819	90
Bancfirst Corp.	2,112	89
* HomeTrust Bancshares Inc.	6,944	89
German American Bancorp Inc.	4,125	89
* Ameris Bancorp	7,796	89
SY Bancorp Inc.	3,975	88
Westwood Holdings Group Inc.	2,195	88
Camden National Corp.	2,528	88
Financial Institutions Inc.	4,558	85
Great Southern Bancorp Inc.	3,345	84
Arrow Financial Corp.	3,414	84
* OmniAmerican Bancorp Inc.	3,698	84
Trico Bancshares	5,274	84
Territorial Bancorp Inc.	3,639	83
First Interstate Bancsystem Inc.	5,378	82
Golub Capital BDC Inc.	5,192	82
New Mountain Finance Corp.	5,400	82
Bryn Mawr Bank Corp.	3,776	81
CoBiz Financial Inc.	11,547	81
MainSource Financial Group Inc.	6,690	81
Hudson Valley Holding Corp.	5,125	81
First Connecticut Bancorp Inc.	5,882	80
* INTL. FCStone Inc.	4,550	79
Arlington Asset Investment Corp. Class A	3,637	79
Franklin Financial Corp.	4,706	79
Centerstate Banks Inc.	9,944	78
FXCM Inc. Class A	7,764	78
Enterprise Financial Services Corp.	5,873	78
* Park Sterling Corp.	14,684	77
* Virginia Commerce Bancorp Inc.	8,834	77
Select Income REIT	3,028	76
* Global Indemnity plc	3,384	74
Northfield Bancorp Inc.	4,851	74
First Financial Holdings Inc.	5,483	74
One Liberty Properties Inc.	3,786	74
Citizens & Northern Corp.	4,055	73
First of Long Island Corp.	2,549	73
SeaBright Holdings Inc.	6,528	72
THL Credit Inc.	4,972	72
National Bankshares Inc.	2,291	72
Peoples Bancorp Inc.	3,528	71

State Auto Financial Corp.	4,901	71
Heritage Financial Corp.	5,106	71
Diamond Hill Investment Group Inc.	886	71
* HomeStreet Inc.	2,878	71
Parkway Properties Inc.	5,257	71
* Southwest Bancorp Inc.	6,425	70
Medallion Financial Corp.	5,908	70
Baldwin & Lyons Inc.	3,011	69
Washington Banking Co.	5,129	69
Republic Bancorp Inc. Class A	3,287	67
Alliance Financial Corp.	1,582	67
* Cowen Group Inc. Class A	28,950	67
Fidus Investment Corp.	3,938	67
Terreno Realty Corp.	4,439	66
Fox Chase Bancorp Inc.	4,213	66
CNB Financial Corp.	4,144	66
OceanFirst Financial Corp.	4,755	65
Chatham Lodging Trust	4,616	65
Whitestone REIT	4,603	65
Bank of Marin Bancorp	1,783	64
* Pacific Capital Bancorp	1,389	64
KCAP Financial Inc.	7,216	64
Bank Mutual Corp.	15,349	64
Gladstone Commercial Corp.	3,632	64
GFI Group Inc.	22,274	62
* Walker & Dunlop Inc.	3,770	62
Calamos Asset Management Inc. Class A	6,212	61
Gladstone Investment Corp.	8,654	61
* Metro Bancorp Inc.	4,694	60
* First California Financial Group Inc.	7,457	59
Home Federal Bancorp Inc.	5,065	59
Thomas Properties Group Inc.	10,669	58
Gladstone Capital Corp.	6,986	57
Bridge Bancorp Inc.	2,860	57
Solar Senior Capital Ltd.	3,139	57
Westfield Financial Inc.	8,143	57
Manning & Napier Inc.	4,515	56
First Bancorp	5,046	56
Oppenheimer Holdings Inc. Class A	3,430	55
Mission West Properties Inc.	6,033	55
* 1st United Bancorp Inc.	9,647	55
Pacific Continental Corp.	6,010	54
National Interstate Corp.	2,072	54
Crawford & Co. Class B	8,669	54
Ames National Corp.	2,740	54
First Defiance Financial Corp.	3,144	53
Homeowners Choice Inc.	2,565	53
* Preferred Bank	3,916	53
Kansas City Life Insurance Co.	1,378	53
American National Bankshares Inc.	2,614	53
Provident Financial Holdings Inc.	3,248	52
NGP Capital Resources Co.	7,162	52
* GSV Capital Corp.	6,417	51
* MetroCorp Bancshares Inc.	5,249	51
West Bancorporation Inc.	5,040	51
* American Safety Insurance Holdings Ltd.	2,996	51
* Firsthand Technology Value Fund Inc.	2,757	50

BankFinancial Corp.	7,047	50
Bank of Kentucky Financial Corp.	1,961	48
Northrim BanCorp Inc.	2,165	48
Penns Woods Bancorp Inc.	1,242	48
* Bridge Capital Holdings	3,113	48
Marlin Business Services Corp.	2,753	48
* Heritage Commerce Corp.	6,956	47
* Guaranty Bancorp	25,545	47
* SWS Group Inc.	9,764	47
MidWestOne Financial Group Inc.	2,279	47
* Meridian Interstate Bancorp Inc.	2,839	47
Kearny Financial Corp.	5,071	47
Consolidated-Tomoka Land Co.	1,442	46
Merchants Bancshares Inc.	1,641	46
* Gyrodyne Co. of America Inc.	400	45
* Phoenix Cos. Inc.	1,864	45
Bar Harbor Bankshares	1,306	45
First Bancorp Inc.	2,960	44
Center Bancorp Inc.	3,853	44
* Gramercy Capital Corp.	14,719	43
UMH Properties Inc.	4,224	43
* Capital City Bank Group Inc.	3,911	42
ESB Financial Corp.	3,349	42
* AV Homes Inc.	3,164	42
* FBR & Co.	12,488	42
* Sun Bancorp Inc.	12,773	42
* Simplicity Bancorp Inc.	2,901	41
Sierra Bancorp	3,875	41
Nicholas Financial Inc.	3,191	41
Ares Commercial Real Estate Corp.	2,469	41
* Ladenburg Thalmann Financial Services Inc.	33,029	40
First Pactrust Bancorp Inc.	3,400	40
* Home Bancorp Inc.	2,191	40
Mercantile Bank Corp.	2,761	40
Horizon Bancorp	2,088	40
Peapack Gladstone Financial Corp.	2,844	39
* Suffolk Bancorp	3,119	39
* First Financial Northwest Inc.	5,131	39
* Seacoast Banking Corp. of Florida	24,797	39
MidSouth Bancorp Inc.	2,678	39
Eastern Insurance Holdings Inc.	2,225	37
SI Financial Group Inc.	3,391	37
* Hallmark Financial Services	4,570	37
Horizon Technology Finance Corp.	2,629	37
Farmers National Banc Corp.	6,029	37
Heritage Financial Group Inc.	2,779	37
* FNB United Corp.	3,207	36
* Heritage Oaks Bancorp	6,736	36
Donegal Group Inc. Class A	2,622	36
Century Bancorp Inc. Class A	1,162	35
C&F Financial Corp.	1,027	35
Peoples Federal Bancshares Inc.	1,948	34
* Tree.com Inc.	1,935	33
Access National Corp.	2,361	32
* Harris & Harris Group Inc.	9,941	32
EMC Insurance Group Inc.	1,457	32
Enterprise Bancorp Inc.	1,900	32

* BSB Bancorp Inc.	2,614	31
* Cape Bancorp Inc.	3,595	31
* Zillow Inc. Class A	1,123	31
Clifton Savings Bancorp Inc.	2,778	30
* NASB Financial Inc.	1,355	29
Middleburg Financial Corp.	1,720	29
ESSA Bancorp Inc.	2,888	29
TCP Capital Corp.	1,874	28
* Doral Financial Corp.	41,195	28
* Fidelity Southern Corp.	3,094	28
Universal Insurance Holdings Inc.	5,989	27
* Regional Management Corp.	1,549	27
JMP Group Inc.	5,095	27
Resource America Inc. Class A	3,852	26
Hingham Institution for Savings	410	25
Investors Title Co.	396	24
Artio Global Investors Inc. Class A	9,913	22
Independence Holding Co.	2,618	22
AmREIT Inc. Class B	1,287	21
Gain Capital Holdings Inc.	4,762	21
* Pacific Mercantile Bancorp	3,417	21
Charter Financial Corp.	2,106	21
Roma Financial Corp.	2,343	20
MicroFinancial Inc.	2,718	20
* Fortegra Financial Corp.	2,137	19
Pzena Investment Management Inc. Class A	3,138	17
* CIFC Corp.	2,063	14
* Waterstone Financial Inc.	2,292	13
* First Marblehead Corp.	18,323	12
California First National Bancorp	743	11
* Berkshire Bancorp Inc.	1,371	11
* Cascade Bancorp	1,940	10
* First Federal Bancshares of Arkansas Inc.	1,089	10
* Crescent Financial Bancshares Inc.	762	4
		85,770
Health Care (12.4%)
* Pharmacyclics Inc.	17,880	949
* Cubist Pharmaceuticals Inc.	20,821	846
Medicis Pharmaceutical Corp. Class A	18,892	817
* Seattle Genetics Inc.	31,247	791
* Alkermes plc	40,248	777
* athenahealth Inc.	11,788	751
* Centene Corp.	16,926	743
* Jazz Pharmaceuticals plc	13,621	734
* Cepheid Inc.	21,521	698
* HealthSouth Corp.	31,356	690
* WellCare Health Plans Inc.	14,133	682
* Haemonetics Corp.	8,313	674
* HMS Holdings Corp.	28,203	653
STERIS Corp.	18,966	648
* Align Technology Inc.	23,571	646
* PAREXEL International Corp.	19,651	635
* Arena Pharmaceuticals Inc.	71,124	630
West Pharmaceutical Services Inc.	11,116	601
Owens & Minor Inc.	20,848	571
* ViroPharma Inc.	22,891	567
* Volcano Corp.	17,506	477

*	PSS World Medical Inc.	16,564	471
*	Cyberonics Inc.	9,046	468
*	MWI Veterinary Supply Inc.	4,182	467
*	Magellan Health Services Inc.	8,974	466
*	Air Methods Corp.	4,216	460
	Questcor Pharmaceuticals Inc.	17,654	458
*	Theravance Inc.	19,935	448
*	Impax Laboratories Inc.	22,014	448
	Chemed Corp.	6,319	430
*	Medicines Co.	18,124	389
*	HeartWare International Inc.	4,652	383
*	Vivus Inc.	32,784	370
	PDL BioPharma Inc.	46,012	364
*	Neogen Corp.	7,748	353
*	Immunogen Inc.	27,457	348
*	Insulet Corp.	15,719	345
	Masimo Corp.	16,427	340
*	Acorda Therapeutics Inc.	13,195	332
*	MedAssets Inc.	19,196	309
*	ArthroCare Corp.	9,108	305
*	Auxilium Pharmaceuticals Inc.	15,932	305
*	Isis Pharmaceuticals Inc.	32,988	303
	Analogic Corp.	4,038	297
*	DexCom Inc.	22,583	295
*	Exelixis Inc.	60,323	295
*	Hanger Inc.	11,238	293
*	Medidata Solutions Inc.	7,318	293
*	Amsurg Corp. Class A	10,422	292
*	Affymax Inc.	11,894	291
*	NPS Pharmaceuticals Inc.	28,380	290
*	Sunrise Senior Living Inc.	19,173	277
*	Molina Healthcare Inc.	9,867	275
*	Wright Medical Group Inc.	12,952	274
	Meridian Bioscience Inc.	13,592	272
*	Abaxis Inc.	7,149	270
*	Ironwood Pharmaceuticals Inc. Class A	24,767	267
*	Endologix Inc.	18,096	265
*	Team Health Holdings Inc.	9,358	262
	CONMED Corp.	9,328	258
*	Alnylam Pharmaceuticals Inc.	15,156	257
*	Akorn Inc.	18,599	251
*	Integra LifeSciences Holdings Corp.	6,380	247
*	Nektar Therapeutics	37,484	245
*	ICU Medical Inc.	4,094	241
	Quality Systems Inc.	12,935	236
*	Luminex Corp.	13,636	235
*	Rigel Pharmaceuticals Inc.	27,891	232
*,^ Spectrum Pharmaceuticals Inc.		19,467	230
*	Orthofix International NV	6,126	228
*	Emeritus Corp.	10,048	227
*	Dendreon Corp.	50,364	224
*	Accretive Health Inc.	18,438	220
*	Conceptus Inc.	10,266	214
*	Bio-Reference Labs Inc.	8,043	212
*	NuVasive Inc.	14,141	205
*	IPC The Hospitalist Co. Inc.	5,430	205
*	Exact Sciences Corp.	20,862	205

* Infinity Pharmaceuticals Inc.	7,937	201
* InterMune Inc.	21,431	196
* NxStage Medical Inc.	16,142	194
* Merit Medical Systems Inc.	13,798	192
Cantel Medical Corp.	6,956	191
* Kindred Healthcare Inc.	17,362	188
Landauer Inc.	3,106	185
* Halozyme Therapeutics Inc.	29,531	184
* Sequenom Inc.	37,733	184
Computer Programs & Systems Inc.	3,630	182
* Aegerion Pharmaceuticals Inc.	8,204	180
* Santarus Inc.	17,994	179
* Greatbatch Inc.	7,770	175
* Acadia Healthcare Co. Inc.	7,572	174
* Omnicell Inc.	11,041	169
* Synageva BioPharma Corp.	3,432	168
* Capital Senior Living Corp.	9,274	165
* Momenta Pharmaceuticals Inc.	15,383	165
* MAKO Surgical Corp.	11,878	164
* Neurocrine Biosciences Inc.	21,838	163
* Metropolitan Health Networks Inc.	14,526	163
* Quidel Corp.	9,279	163
* Spectranetics Corp.	11,274	162
* Dynavax Technologies Corp.	57,043	162
* Optimer Pharmaceuticals Inc.	15,512	158
National Healthcare Corp.	3,473	155
* Opko Health Inc.	35,178	154
* HealthStream Inc.	6,438	153
* Achillion Pharmaceuticals Inc.	19,589	153
* Idenix Pharmaceuticals Inc.	29,780	152
* BioScrip Inc.	14,500	149
Invacare Corp.	10,506	148
Ensign Group Inc.	5,740	148
* Accuray Inc.	23,474	147
* AMN Healthcare Services Inc.	13,474	147
* ABIOMED Inc.	11,012	147
* Genomic Health Inc.	5,292	146
* MAP Pharmaceuticals Inc.	9,177	146
* Antares Pharma Inc.	35,342	141
* PharMerica Corp.	9,617	139
* OraSure Technologies Inc.	17,910	138
* Emergent Biosolutions Inc.	8,449	127
* Select Medical Holdings Corp.	11,411	126
* Lexicon Pharmaceuticals Inc.	69,059	119
* Healthways Inc.	10,927	118
* ExamWorks Group Inc.	9,542	118
* AVANIR Pharmaceuticals Inc.	44,376	117
* Symmetry Medical Inc.	11,993	117
* Array BioPharma Inc.	29,234	115
* Celldex Therapeutics Inc.	19,215	114
* Fluidigm Corp.	7,936	113
* Ligand Pharmaceuticals Inc. Class B	5,693	112
* Triple-S Management Corp. Class B	6,342	111
* XenoPort Inc.	14,045	110
* Vanguard Health Systems Inc.	10,389	110
* Depomed Inc.	18,226	110
* Natus Medical Inc.	9,631	109

* Cambrex Corp.	9,710	107
* Dyax Corp.	32,356	106
* Hi-Tech Pharmacal Co. Inc.	3,499	106
* AMAG Pharmaceuticals Inc.	6,988	105
* Amedisys Inc.	9,869	103
* Pacira Pharmaceuticals Inc.	6,045	103
US Physical Therapy Inc.	3,852	103
* Gentiva Health Services Inc.	9,971	103
Atrion Corp.	518	102
Universal American Corp.	12,297	102
* LHC Group Inc.	5,221	101
* Sangamo Biosciences Inc.	17,247	99
* Synta Pharmaceuticals Corp.	12,169	98
* Enzon Pharmaceuticals Inc.	13,863	97
* ZIOPHARM Oncology Inc.	21,802	95
* Orexigen Therapeutics Inc.	19,803	93
* Endocyte Inc.	9,697	91
* Curis Inc.	25,953	87
* Navidea Biopharmaceuticals Inc.	31,602	86
* Oncothyreon Inc.	18,640	85
* Raptor Pharmaceutical Corp.	16,138	85
* Astex Pharmaceuticals	30,678	85
* SurModics Inc.	4,215	85
* Cadence Pharmaceuticals Inc.	19,893	85
* AngioDynamics Inc.	8,028	85
* Corvel Corp.	2,010	84
* Obagi Medical Products Inc.	6,162	84
* Repros Therapeutics Inc.	5,590	84
* AVEO Pharmaceuticals Inc.	12,793	83
* RTI Biologics Inc.	18,438	82
* XOMA Corp.	26,864	82
* Sciclone Pharmaceuticals Inc.	18,653	82
* Vascular Solutions Inc.	5,379	80
* Tornier NV	4,947	80
* MannKind Corp.	36,961	79
* Vical Inc.	24,906	78
* Affymetrix Inc.	23,318	78
* Synergy Pharmaceuticals Inc.	13,682	76
* Cytori Therapeutics Inc.	18,099	76
* Keryx Biopharmaceuticals Inc.	23,508	74
* Cynosure Inc. Class A	3,188	72
* Novavax Inc.	38,349	71
* Sun Healthcare Group Inc.	8,425	71
* Clovis Oncology Inc.	4,554	70
* Staar Surgical Co.	12,079	70
* Immunomedics Inc.	21,809	70
* Five Star Quality Care Inc.	14,045	69
* Repligen Corp.	10,244	66
* Threshold Pharmaceuticals Inc.	14,862	66
Young Innovations Inc.	1,816	66
* Cardiovascular Systems Inc.	5,554	65
* Omeros Corp.	8,601	64
* Merge Healthcare Inc.	19,594	64
* Geron Corp.	43,804	63
* Epocrates Inc.	6,170	62
* OncoGenex Pharmaceutical Inc.	4,831	61
* Unilife Corp.	26,525	60

* PhotoMedex Inc.	4,357	60
* Providence Service Corp.	4,310	60
* Dusa Pharmaceuticals Inc.	7,439	59
* Palomar Medical Technologies Inc.	6,452	59
* Cerus Corp.	18,102	58
* Vocera Communications Inc.	2,356	58
* Amicus Therapeutics Inc.	10,074	58
* Solta Medical Inc.	22,682	57
Assisted Living Concepts Inc. Class A	6,458	56
CryoLife Inc.	9,186	55
* Almost Family Inc.	2,750	55
* Osiris Therapeutics Inc.	5,488	53
* Arqule Inc.	19,580	52
* Greenway Medical Technologies	2,643	51
* NewLink Genetics Corp.	4,226	51
* Rockwell Medical Technologies Inc.	6,964	51
* Pozen Inc.	8,822	49
* Exactech Inc.	2,874	49
* Zogenix Inc.	18,157	48
* Sagent Pharmaceuticals Inc.	3,142	47
* Furiex Pharmaceuticals Inc.	2,381	46
National Research Corp.	844	45
* Sunesis Pharmaceuticals Inc.	9,039	45
* Anika Therapeutics Inc.	3,782	45
* Globus Medical Inc.	3,211	43
* Skilled Healthcare Group Inc.	6,138	41
* Hansen Medical Inc.	18,384	40
* Chindex International Inc.	3,889	40
* Pain Therapeutics Inc.	12,245	39
* Trius Therapeutics Inc.	8,045	39
* Rochester Medical Corp.	3,400	38
* Targacept Inc.	8,729	37
Utah Medical Products Inc.	1,053	37
* ImmunoCellular Therapeutics Ltd.	16,391	36
* GTx Inc.	8,846	35
* Biotime Inc.	9,778	35
* Cross Country Healthcare Inc.	8,713	35
* Merrimack Pharmaceuticals Inc.	4,876	35
* Agenus Inc.	7,845	34
* Derma Sciences Inc.	2,971	34
* Harvard Bioscience Inc.	8,359	33
* AtriCure Inc.	4,673	32
* Vanda Pharmaceuticals Inc.	9,051	32
* Ampio Pharmaceuticals Inc.	8,238	31
* BioDelivery Sciences International Inc.	7,169	30
* SIGA Technologies Inc.	11,231	30
* Alphatec Holdings Inc.	17,529	30
* Discovery Laboratories Inc.	13,908	30
* Horizon Pharma Inc.	11,356	29
* TESARO Inc.	1,555	29
* Anacor Pharmaceuticals Inc.	5,183	27
* Coronado Biosciences Inc.	5,776	27
* BioCryst Pharmaceuticals Inc.	15,767	27
* EnteroMedics Inc.	8,555	27
* Zeltiq Aesthetics Inc.	5,426	26
* Lannett Co. Inc.	5,120	25
* Durata Therapeutics Inc.	2,770	25

	Maxygen Inc.	8,901	23
*	Progenics Pharmaceuticals Inc.	9,756	23
*	Corcept Therapeutics Inc.	15,787	23
*	Pernix Therapeutics Holdings	2,918	23
*	Transcept Pharmaceuticals Inc.	4,041	22
*	Biospecifics Technologies Corp.	1,593	21
*	PDI Inc.	3,213	21
*	ChemoCentryx Inc.	1,711	20
*	Pacific Biosciences of California Inc.	11,888	20
*	Sucampo Pharmaceuticals Inc. Class A	3,473	18
*	Codexis Inc.	8,216	18
*	Cumberland Pharmaceuticals Inc.	3,809	17
*	Cornerstone Therapeutics Inc.	2,708	14
*	Verastem Inc.	1,997	14
*	Hyperion Therapeutics Inc.	1,113	12
*	Ventrus Biosciences Inc.	4,040	10
*,^ Supernus Pharmaceuticals Inc.		1,111	9
*	Cempra Inc.	1,404	9
*	Acura Pharmaceuticals Inc.	3,882	7
*	BG Medicine Inc.	3,521	5
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	1
			48,052
Industrials (15.3%)
*	Genesee & Wyoming Inc. Class A	14,567	1,063
*	Alaska Air Group Inc.	23,362	999
	Acuity Brands Inc.	13,916	921
*	Hexcel Corp.	32,733	846
	Woodward Inc.	22,731	831
	AO Smith Corp.	12,803	806
*	Middleby Corp.	6,156	784
*	Old Dominion Freight Line Inc.	23,427	783
	CLARCOR Inc.	16,520	766
*	Teledyne Technologies Inc.	12,085	761
	Robbins & Myers Inc.	12,662	752
	EMCOR Group Inc.	21,951	721
	HEICO Corp.	17,279	712
	Watsco Inc.	9,645	691
	Actuant Corp. Class A	23,899	688
*	US Airways Group Inc.	53,245	686
*	Avis Budget Group Inc.	34,828	660
*	USG Corp.	24,305	652
*	Esterline Technologies Corp.	10,058	615
*	Chart Industries Inc.	9,814	594
	Geo Group Inc.	20,165	569
	Belden Inc.	14,943	563
*	Portfolio Recovery Associates Inc.	5,616	555
	Applied Industrial Technologies Inc.	13,853	555
*	EnerSys Inc.	15,741	548
*	Moog Inc. Class A	14,857	546
*	Tetra Tech Inc.	20,825	536
	Healthcare Services Group Inc.	22,049	519
	Brady Corp. Class A	16,106	514
*	Advisory Board Co.	11,269	510
	Curtiss-Wright Corp.	15,408	489
	Deluxe Corp.	16,747	482
*	Beacon Roofing Supply Inc.	15,391	475
	Corporate Executive Board Co.	11,008	471

Franklin Electric Co. Inc.	7,700	459
HNI Corp.	14,962	446
Simpson Manufacturing Co. Inc.	13,145	430
Brink's Co.	15,531	426
* FTI Consulting Inc.	13,797	426
* MasTec Inc.	18,004	411
United Stationers Inc.	13,370	410
Herman Miller Inc.	19,176	405
* JetBlue Airways Corp.	76,821	395
* Hub Group Inc. Class A	12,196	395
Granite Construction Inc.	12,708	389
Watts Water Technologies Inc. Class A	9,236	378
Barnes Group Inc.	17,838	376
* Atlas Air Worldwide Holdings Inc.	8,690	376
Allegiant Travel Co. Class A	4,918	364
* Acacia Research Corp.	16,347	363
Mine Safety Appliances Co.	9,081	351
Amerco Inc.	2,852	342
* RBC Bearings Inc.	7,299	340
ABM Industries Inc.	17,679	337
UniFirst Corp.	4,770	337
Lindsay Corp.	4,184	331
TAL International Group Inc.	9,612	327
Briggs & Stratton Corp.	16,012	325
ESCO Technologies Inc.	8,799	323
Titan International Inc.	15,718	320
Forward Air Corp.	9,575	318
AZZ Inc.	8,313	317
Werner Enterprises Inc.	14,556	316
Kaman Corp.	8,689	315
Mueller Industries Inc.	6,529	312
Raven Industries Inc.	11,933	310
* DigitalGlobe Inc.	11,911	297
* II-VI Inc.	17,315	296
Steelcase Inc. Class A	25,057	292
Mueller Water Products Inc. Class A	51,624	288
Knight Transportation Inc.	19,047	286
Interface Inc. Class A	19,298	283
* On Assignment Inc.	14,149	282
* Trimas Corp.	10,613	275
* Aegion Corp. Class A	12,945	267
* EnPro Industries Inc.	6,785	267
Generac Holdings Inc.	8,148	266
Cubic Corp.	5,245	257
* Orbital Sciences Corp.	19,448	255
Quanex Building Products Corp.	12,120	254
* ACCO Brands Corp.	37,240	251
* Mobile Mini Inc.	12,502	250
* Huron Consulting Group Inc.	7,498	247
Universal Forest Products Inc.	6,449	243
Kaydon Corp.	10,480	241
* Seaboard Corp.	101	238
Tennant Co.	6,163	235
* Exponent Inc.	4,387	234
* Team Inc.	6,511	234
* Blount International Inc.	16,008	228
* Spirit Airlines Inc.	13,605	228

McGrath RentCorp	8,099	227
* Korn/Ferry International	15,642	226
Knoll Inc.	15,678	225
Insperity Inc.	7,426	224
* Swift Transportation Co.	25,830	219
Aircastle Ltd.	19,210	218
Heartland Express Inc.	15,695	216
Apogee Enterprises Inc.	9,279	213
G&K Services Inc. Class A	6,170	209
* Rush Enterprises Inc. Class A	10,881	208
CIRCOR International Inc.	5,702	206
Standex International Corp.	4,137	204
AAR Corp.	13,208	203
Sauer-Danfoss Inc.	3,848	202
* Rexnord Corp.	9,452	202
* Trex Co. Inc.	4,890	199
* Dycom Industries Inc.	11,034	198
Cascade Corp.	3,018	196
Albany International Corp.	9,050	195
SkyWest Inc.	16,693	193
* Encore Capital Group Inc.	7,187	191
Astec Industries Inc.	6,582	191
* TrueBlue Inc.	13,254	189
* Sykes Enterprises Inc.	12,770	187
* Wabash National Corp.	22,462	182
* GenCorp Inc.	19,627	181
Sun Hydraulics Corp.	6,793	178
* Navigant Consulting Inc.	17,035	177
American Science & Engineering Inc.	2,771	177
Great Lakes Dredge & Dock Corp.	19,450	172
Encore Wire Corp.	5,440	170
Altra Holdings Inc.	8,869	167
* Nortek Inc.	2,549	166
Resources Connection Inc.	13,984	162
Griffon Corp.	15,021	156
John Bean Technologies Corp.	9,528	155
* GeoEye Inc.	4,980	152
* Tutor Perini Corp.	11,783	152
* Taser International Inc.	18,293	151
* Layne Christensen Co.	6,553	151
Viad Corp.	6,694	150
Hyster-Yale Materials Handling Inc.	3,606	150
H&E Equipment Services Inc.	9,470	147
* MYR Group Inc.	6,772	145
Primoris Services Corp.	9,878	143
* Greenbrier Cos. Inc.	7,450	142
* ICF International Inc.	6,581	142
* DXP Enterprises Inc.	2,868	139
* Gibraltar Industries Inc.	9,961	138
Textainer Group Holdings Ltd.	4,569	138
Gorman-Rupp Co.	4,954	138
* Meritor Inc.	31,887	136
* InnerWorkings Inc.	10,347	135
Quad/Graphics Inc.	8,212	133
Kimball International Inc. Class B	10,628	133
US Ecology Inc.	6,060	132
Comfort Systems USA Inc.	12,194	132

Ennis Inc.	8,531	130
AAON Inc.	6,068	128
LB Foster Co. Class A	3,014	125
* Titan Machinery Inc.	5,520	122
* Kforce Inc.	9,410	121
National Presto Industries Inc.	1,574	121
* Federal Signal Corp.	20,339	120
Kelly Services Inc. Class A	8,753	120
* Thermon Group Holdings Inc.	4,808	119
* Powell Industries Inc.	2,920	117
* Aerovironment Inc.	5,662	116
* Standard Parking Corp.	5,122	114
* Saia Inc.	5,234	113
Celadon Group Inc.	6,553	113
* Mistras Group Inc.	5,115	111
* KEYW Holding Corp.	8,124	104
Douglas Dynamics Inc.	7,250	104
* Hawaiian Holdings Inc.	16,651	104
Multi-Color Corp.	4,422	99
* GP Strategies Corp.	4,842	97
Marten Transport Ltd.	5,104	97
* American Railcar Industries Inc.	3,105	95
* Columbus McKinnon Corp.	6,318	95
* Capstone Turbine Corp.	97,180	94
* Kadant Inc.	3,834	93
* Republic Airways Holdings Inc.	15,910	92
* XPO Logistics Inc.	5,821	92
* EnerNOC Inc.	8,076	91
* American Woodmark Corp.	3,202	91
* Consolidated Graphics Inc.	2,612	89
Aceto Corp.	8,849	88
* EnergySolutions Inc.	26,121	85
* Echo Global Logistics Inc.	4,859	85
Global Power Equipment Group Inc.	5,652	85
* CAI International Inc.	4,209	84
FreightCar America Inc.	3,942	83
* NCI Building Systems Inc.	5,991	78
Heidrick & Struggles International Inc.	5,943	78
* Builders FirstSource Inc.	14,825	77
Barrett Business Services Inc.	2,302	77
* Roadrunner Transportation Systems Inc.	4,224	76
Alamo Group Inc.	2,286	76
CDI Corp.	4,518	75
* Wesco Aircraft Holdings Inc.	5,839	75
* Lydall Inc.	5,635	74
* CBIZ Inc.	12,603	73
* Zipcar Inc.	8,883	72
Insteel Industries Inc.	5,889	70
Arkansas Best Corp.	8,444	70
* Odyssey Marine Exploration Inc.	24,339	68
* Astronics Corp.	3,391	68
SeaCube Container Leasing Ltd.	3,639	67
* Air Transport Services Group Inc.	17,613	67
Houston Wire & Cable Co.	5,898	66
* Commercial Vehicle Group Inc.	8,129	65
* Northwest Pipe Co.	3,103	64
* Orion Marine Group Inc.	8,995	64

* RPX Corp.	7,007	64
* Ameresco Inc. Class A	6,679	63
Dynamic Materials Corp.	4,472	63
* CRA International Inc.	3,459	61
* Proto Labs Inc.	1,658	60
* Park-Ohio Holdings Corp.	2,885	60
* Kratos Defense & Security Solutions Inc.	13,369	60
* LMI Aerospace Inc.	2,994	59
Graham Corp.	3,304	59
Argan Inc.	3,176	59
* Pike Electric Corp.	5,713	57
* Franklin Covey Co.	4,569	56
Michael Baker Corp.	2,884	56
* Pendrell Corp.	51,120	56
* Casella Waste Systems Inc. Class A	12,441	55
* Furmanite Corp.	12,401	55
* Patriot Transportation Holding Inc.	2,123	55
Ampco-Pittsburgh Corp.	2,828	53
Miller Industries Inc.	3,689	53
* Swisher Hygiene Inc.	36,314	52
* Sterling Construction Co. Inc.	5,445	50
* Flow International Corp.	15,888	50
* Hurco Cos. Inc.	2,082	50
* Hudson Global Inc.	11,138	49
Twin Disc Inc.	2,852	49
^ Acorn Energy Inc.	5,938	48
* PMFG Inc.	6,949	48
Schawk Inc. Class A	3,970	48
* TMS International Corp. Class A	4,318	48
* Accuride Corp.	15,305	47
* NN Inc.	5,710	46
* Energy Recovery Inc.	14,718	46
* Quality Distribution Inc.	6,851	46
LSI Industries Inc.	6,258	43
* Cenveo Inc.	18,081	42
Preformed Line Products Co.	753	42
Met-Pro Corp.	4,707	42
* FuelCell Energy Inc.	48,526	42
* WageWorks Inc.	2,249	42
* Pacer International Inc.	11,277	39
Hardinge Inc.	3,926	38
* Heritage-Crystal Clean Inc.	2,470	37
Courier Corp.	3,260	37
* Rand Logistics Inc.	5,667	36
* Dolan Co.	10,341	35
* American Superconductor Corp.	12,534	35
* Vicor Corp.	6,300	34
* Edgen Group Inc.	4,804	33
VSE Corp.	1,324	30
* AT Cross Co. Class A	3,076	30
Eastern Co.	1,993	29
* American Reprographics Co.	11,607	29
Asta Funding Inc.	3,147	29
International Shipholding Corp.	1,758	29
* Asset Acceptance Capital Corp.	5,110	29
* Performant Financial Corp.	2,885	28
* PGT Inc.	6,264	28

	Universal Truckload Services Inc.	1,753	27
*	API Technologies Corp.	10,319	27
*	Genco Shipping & Trading Ltd.	9,908	27
	Intersections Inc.	2,873	27
*	TRC Cos. Inc.	4,867	26
	Coleman Cable Inc.	2,785	26
*	Hill International Inc.	7,299	25
*	Willis Lease Finance Corp.	1,745	25
	NL Industries Inc.	2,106	23
*	Patrick Industries Inc.	1,267	22
*	Metalico Inc.	12,868	21
	Ceco Environmental Corp.	2,299	21
*	CPI Aerostructures Inc.	2,128	20
*	BlueLinx Holdings Inc.	7,675	18
	Sypris Solutions Inc.	3,394	14
	SIFCO Industries Inc.	813	12
*	Astronics Corp. Class B	577	12
	Omega Flex Inc.	883	11
*	Enphase Energy Inc.	2,632	7
	Compx International Inc.	353	5
*	A123 Systems Inc.	628	—
*	United Rentals Inc.	1	—
			59,042
Information Technology (16.8%)
*	CommVault Systems Inc.	14,677	974
*	WEX Inc.	12,773	919
*	Cymer Inc.	10,169	892
*	Ultimate Software Group Inc.	8,755	827
*	CoStar Group Inc.	9,274	806
*	Aspen Technology Inc.	30,764	800
*	Parametric Technology Corp.	39,312	796
*	Aruba Networks Inc.	36,676	714
	MAXIMUS Inc.	11,136	701
*	3D Systems Corp.	15,394	688
	FEI Co.	12,446	685
*	Cirrus Logic Inc.	21,154	663
*	Hittite Microwave Corp.	10,342	628
*	JDA Software Group Inc.	13,962	624
	InterDigital Inc.	14,555	621
	Convergys Corp.	38,291	598
*	Semtech Corp.	21,510	588
*	Cavium Inc.	16,319	575
	Anixter International Inc.	9,259	566
*	ACI Worldwide Inc.	13,050	563
*	Microsemi Corp.	29,168	558
*	QLIK Technologies Inc.	28,022	543
*,^ First Solar Inc.		19,775	534
*	Stratasys Inc.	6,991	524
*	Arris Group Inc.	37,116	519
	Cognex Corp.	14,068	504
*	Ciena Corp.	32,565	485
	Fair Isaac Corp.	11,260	482
*	TiVo Inc.	40,979	479
*	Sourcefire Inc.	9,708	478
*,^ VirnetX Holding Corp.		13,786	475
*	ViaSat Inc.	12,328	471
	Plantronics Inc.	13,965	470

* ValueClick Inc.	24,668	465
* Tyler Technologies Inc.	9,889	464
j2 Global Inc.	15,198	460
* Mentor Graphics Corp.	30,599	457
* Acxiom Corp.	25,235	446
* NETGEAR Inc.	12,480	435
Tellabs Inc.	120,470	429
* Sapient Corp.	40,479	429
MKS Instruments Inc.	17,266	419
* Progress Software Corp.	20,655	415
* Kenexa Corp.	8,984	413
ADTRAN Inc.	20,948	411
Littelfuse Inc.	7,124	411
* Finisar Corp.	30,008	407
* Entegris Inc.	45,120	404
* OSI Systems Inc.	6,527	400
* RF Micro Devices Inc.	91,446	395
* International Rectifier Corp.	22,751	389
* Manhattan Associates Inc.	6,680	382
* CACI International Inc. Class A	7,453	381
Heartland Payment Systems Inc.	12,747	378
* DealerTrack Holdings Inc.	13,958	375
* Euronet Worldwide Inc.	16,689	372
* Veeco Instruments Inc.	12,783	364
* Coherent Inc.	7,787	360
* VistaPrint NV	11,242	349
* OpenTable Inc.	7,426	333
* Cardtronics Inc.	14,517	333
Blackbaud Inc.	14,853	332
NIC Inc.	21,214	318
* Liquidity Services Inc.	7,754	318
* Take-Two Interactive Software Inc.	25,735	318
* Universal Display Corp.	13,079	312
* Cornerstone OnDemand Inc.	11,078	311
Loral Space & Communications Inc.	3,621	308
Syntel Inc.	5,082	306
* QLogic Corp.	32,088	304
* Netscout Systems Inc.	12,093	304
* Ancestry.com Inc.	9,528	301
Intersil Corp. Class A	41,970	299
* Synaptics Inc.	11,092	296
* Benchmark Electronics Inc.	18,989	295
* Integrated Device Technology Inc.	46,863	294
Power Integrations Inc.	9,349	291
* BroadSoft Inc.	9,051	286
* SYNNEX Corp.	8,662	286
* Ultratech Inc.	8,633	283
* Bottomline Technologies Inc.	11,518	282
* TriQuint Semiconductor Inc.	55,553	281
* Electronics for Imaging Inc.	15,291	281
Tessera Technologies Inc.	17,100	278
* ScanSource Inc.	9,088	269
* Plexus Corp.	11,531	267
* SS&C Technologies Holdings Inc.	11,168	263
* OmniVision Technologies Inc.	17,258	261
* Comverse Technology Inc.	72,224	257
MTS Systems Corp.	5,301	256

* Sanmina-SCI Corp.	26,873	253
Cabot Microelectronics Corp.	7,705	251
* Unisys Corp.	14,333	248
* MicroStrategy Inc. Class A	2,787	247
* Insight Enterprises Inc.	14,524	246
* LivePerson Inc.	17,998	237
* Rogers Corp.	5,321	236
* WebMD Health Corp.	16,569	233
* RealPage Inc.	11,720	232
* Advent Software Inc.	10,323	230
EarthLink Inc.	34,735	229
* MEMC Electronic Materials Inc.	75,784	222
* Monster Worldwide Inc.	39,656	216
Badger Meter Inc.	4,753	214
* Monolithic Power Systems Inc.	9,998	212
* Emulex Corp.	28,451	209
* ATMI Inc.	10,454	208
* Ixia	13,815	208
* CSG Systems International Inc.	11,121	207
* Comverse Inc.	7,169	206
* ExlService Holdings Inc.	7,643	205
* Ellie Mae Inc.	8,243	205
OPNET	4,890	203
* Infinera Corp.	36,051	201
* Verint Systems Inc.	7,147	198
* Rofin-Sinar Technologies Inc.	9,364	198
* FARO Technologies Inc.	5,544	196
Blucora Inc.	13,110	193
* Guidewire Software Inc.	6,352	190
Mantech International Corp. Class A	7,578	189
* Spansion Inc. Class A	15,840	186
Monotype Imaging Holdings Inc.	12,012	184
* Bankrate Inc.	15,195	183
* Rambus Inc.	36,333	178
* Harmonic Inc.	38,748	177
* Digital River Inc.	12,136	177
* Diodes Inc.	11,678	177
* Web.com Group Inc.	11,522	174
* Cray Inc.	12,176	173
* Websense Inc.	12,243	171
United Online Inc.	29,829	171
* Global Cash Access Holdings Inc.	21,680	171
Brooks Automation Inc.	21,856	168
Park Electrochemical Corp.	6,844	167
* Advanced Energy Industries Inc.	12,995	166
* Synchronoss Technologies Inc.	9,092	166
* Accelrys Inc.	18,266	161
* Newport Corp.	12,589	160
* iGATE Corp.	10,577	159
* TTM Technologies Inc.	17,495	158
Ebix Inc.	9,310	157
* Interactive Intelligence Group Inc.	4,842	156
* LogMeIn Inc.	7,264	155
* comScore Inc.	11,635	155
* Measurement Specialties Inc.	4,980	155
* Lattice Semiconductor Corp.	38,862	154
Micrel Inc.	15,995	154

* RealD Inc.	14,521	153
Comtech Telecommunications Corp.	5,921	151
* SPS Commerce Inc.	4,085	151
* Intermec Inc.	19,787	149
* Entropic Communications Inc.	28,777	149
* Volterra Semiconductor Corp.	8,272	145
Cass Information Systems Inc.	3,073	144
Black Box Corp.	5,785	143
* Applied Micro Circuits Corp.	20,248	138
* Constant Contact Inc.	9,946	132
* GT Advanced Technologies Inc.	39,106	132
* Procera Networks Inc.	6,364	131
Forrester Research Inc.	4,660	131
* Angie's List Inc.	11,607	129
* Dice Holdings Inc.	14,887	128
* TeleTech Holdings Inc.	7,492	128
* Silicon Image Inc.	27,227	127
* Tangoe Inc.	9,726	127
* PROS Holdings Inc.	7,130	126
Daktronics Inc.	11,811	124
EPIQ Systems Inc.	10,298	123
* InvenSense Inc.	11,884	119
* MIPS Technologies Inc. Class A	15,625	118
* Stamps.com Inc.	4,613	117
* TNS Inc.	7,989	117
* Sonus Networks Inc.	69,677	116
* Rudolph Technologies Inc.	10,509	116
* Vocus Inc.	6,747	115
* Ceva Inc.	7,588	115
* Checkpoint Systems Inc.	13,220	114
Pegasystems Inc.	5,620	114
* Perficient Inc.	10,437	114
* Nanometrics Inc.	7,682	111
* Extreme Networks	30,773	111
* PDF Solutions Inc.	7,887	109
Methode Electronics Inc.	12,108	109
* Internap Network Services Corp.	17,362	104
* Amkor Technology Inc.	24,201	103
* Photronics Inc.	19,787	102
* Exar Corp.	12,110	99
CTS Corp.	11,172	99
* Imperva Inc.	3,191	98
* Move Inc.	12,854	97
* Oplink Communications Inc.	6,244	97
Electro Rent Corp.	6,151	97
* Virtusa Corp.	6,106	96
* SciQuest Inc.	5,866	96
* Calix Inc.	12,938	95
* Envestnet Inc.	6,802	95
* Higher One Holdings Inc.	10,538	93
* Quantum Corp.	76,811	92
* Computer Task Group Inc.	5,032	92
* DTS Inc.	6,004	92
* Power-One Inc.	22,080	92
* LTX-Credence Corp.	16,105	91
* Fabrinet	7,274	90
* Globecomm Systems Inc.	7,582	90

* Super Micro Computer Inc.	9,585	89
* Mercury Systems Inc.	10,167	89
* Anaren Inc.	4,571	89
* Silicon Graphics International Corp.	10,506	88
* Demand Media Inc.	9,850	88
* Seachange International Inc.	9,386	87
* Actuate Corp.	16,207	86
* MoneyGram International Inc.	7,042	85
* NVE Corp.	1,589	84
* ServiceSource International Inc.	16,373	84
* Digi International Inc.	8,477	83
* CalAmp Corp.	9,467	82
Electro Scientific Industries Inc.	7,528	82
* Symmetricom Inc.	13,699	82
* IntraLinks Holdings Inc.	12,047	79
* Zygo Corp.	5,338	79
* Integrated Silicon Solution Inc.	8,997	79
Cohu Inc.	8,040	78
* Jive Software Inc.	5,347	77
* Saba Software Inc.	9,821	77
* Responsys Inc.	11,778	77
* Lionbridge Technologies Inc.	18,669	77
* CIBER Inc.	24,156	73
* GSI Group Inc.	9,642	73
* FormFactor Inc.	16,463	73
* Kopin Corp.	22,184	71
* support.com Inc.	16,092	71
Keynote Systems Inc.	5,174	70
* Maxwell Technologies Inc.	9,686	70
* VASCO Data Security International Inc.	9,335	70
* ShoreTel Inc.	16,005	69
* Active Network Inc.	12,870	69
* XO Group Inc.	8,666	68
* PLX Technology Inc.	14,876	68
* QuinStreet Inc.	10,822	68
* ExactTarget Inc.	3,228	67
IXYS Corp.	8,140	66
* Kemet Corp.	14,909	66
* Avid Technology Inc.	9,910	65
American Software Inc. Class A	7,771	63
* Sigma Designs Inc.	10,900	63
* Supertex Inc.	3,425	62
* KVH Industries Inc.	4,898	62
* SunPower Corp. Class A	13,253	61
* Inphi Corp.	7,779	61
* Immersion Corp.	9,124	60
* Demandware Inc.	2,167	59
* Pericom Semiconductor Corp.	7,838	59
* STEC Inc.	11,820	58
* Parkervision Inc.	24,646	56
Bel Fuse Inc. Class B	3,530	56
* Eloqua Inc.	3,082	56
* Aviat Networks Inc.	19,783	54
* Zix Corp.	19,719	54
Telular Corp.	5,363	54
* Yelp Inc.	2,817	53
* Guidance Software Inc.	4,772	53

*	RealNetworks Inc.	7,297	53
*	Millennial Media Inc.	3,806	52
*	ePlus Inc.	1,279	52
*	Multi-Fineline Electronix Inc.	2,936	50
*	Alpha & Omega Semiconductor Ltd.	5,744	50
*,^ Glu Mobile Inc.		17,439	50
*	Vishay Precision Group Inc.	4,081	50
*	Infoblox Inc.	2,600	49
*	Market Leader Inc.	7,386	49
*	Callidus Software Inc.	11,552	49
	Richardson Electronics Ltd.	4,286	47
*	Rosetta Stone Inc.	3,575	46
*	Oclaro Inc.	24,377	45
	Digimarc Corp.	2,374	44
*	TeleNav Inc.	5,321	43
*	PRGX Global Inc.	6,734	43
*	Aeroflex Holding Corp.	6,630	43
*	Imation Corp.	9,909	42
*	Datalink Corp.	4,891	42
*	ModusLink Global Solutions Inc.	12,651	42
*	Mindspeed Technologies Inc.	11,584	42
*	DSP Group Inc.	7,011	42
*	ANADIGICS Inc.	22,907	41
*	Travelzoo Inc.	2,307	41
	Unwired Planet Inc.	29,130	40
	Tessco Technologies Inc.	1,813	39
*	Ubiquiti Networks Inc.	3,358	39
	Mesa Laboratories Inc.	831	39
*	Pervasive Software Inc.	4,423	39
	PC-Tel Inc.	5,922	38
*	Agilysys Inc.	4,688	38
*	MaxLinear Inc.	7,100	38
*	Limelight Networks Inc.	19,287	37
*	GSI Technology Inc.	6,618	37
*	Echelon Corp.	12,177	36
*	OCZ Technology Group Inc.	21,682	36
*	Numerex Corp. Class A	3,206	36
*	Ultra Clean Holdings	7,467	36
*	Key Tronic Corp.	3,529	36
*	NeoPhotonics Corp.	6,579	35
*	AVG Technologies NV	2,563	35
*	Intevac Inc.	7,460	35
*	Rubicon Technology Inc.	5,455	35
*	Carbonite Inc.	3,618	35
*	MoSys Inc.	10,784	35
*	Peregrine Semiconductor Corp.	2,028	34
*	Axcelis Technologies Inc.	34,318	34
*	EPAM Systems Inc.	1,583	33
*	Bazaarvoice Inc.	3,328	33
*	Ipass Inc.	17,538	32
*	Intermolecular Inc.	4,454	31
	Marchex Inc. Class B	7,265	30
*	Westell Technologies Inc. Class A	15,457	30
	PC Connection Inc.	2,843	30
*	AXT Inc.	10,345	29
*	QuickLogic Corp.	14,024	29
*	Neonode Inc.	7,232	28

*	Hackett Group Inc.	7,844	28
*	M/A-COM Technology Solutions Holdings Inc.	1,947	28
*	TechTarget Inc.	5,028	27
*	Innodata Inc.	7,214	27
	QAD Inc. Class A	2,005	26
	Aware Inc.	3,863	26
*	Exa Corp.	2,005	25
*	FalconStor Software Inc.	10,044	24
*	STR Holdings Inc.	9,703	23
*	Proofpoint Inc.	2,060	23
*	Spark Networks Inc.	3,678	22
*	E2open Inc.	1,504	21
*,^ MeetMe Inc.		5,983	21
*	Brightcove Inc.	1,859	18
*	Ruckus Wireless Inc.	1,345	18
	Sycamore Networks Inc.	6,536	18
*	Radisys Corp.	7,485	17
*	Audience Inc.	1,916	17
*	Mattersight Corp.	3,232	17
*	Sapiens International Corp. NV	4,396	16
*	Mattson Technology Inc.	18,506	16
*	KIT Digital Inc.	19,356	15
*	Viasystems Group Inc.	1,206	14
*	Synacor Inc.	2,133	14
*	Envivio Inc.	2,487	4
*	Ambient Corp.	758	3
			64,908
Materials (5.1%)
	Eagle Materials Inc.	16,068	855
*	Louisiana-Pacific Corp.	45,213	788
*	Coeur d'Alene Mines Corp.	29,483	686
*	Chemtura Corp.	32,370	658
	Sensient Technologies Corp.	16,385	593
	PolyOne Corp.	29,406	592
	Olin Corp.	26,291	545
	Hecla Mining Co.	93,649	543
	HB Fuller Co.	16,380	538
	Georgia Gulf Corp.	11,243	516
*	Stillwater Mining Co.	38,035	437
	Minerals Technologies Inc.	5,833	432
	Worthington Industries Inc.	17,176	405
	Kaiser Aluminum Corp.	6,345	386
	Schweitzer-Mauduit International Inc.	10,263	385
*	SunCoke Energy Inc.	23,020	374
	Buckeye Technologies Inc.	12,963	359
*	Graphic Packaging Holding Co.	55,091	357
*	Texas Industries Inc.	7,429	345
	Balchem Corp.	9,628	344
	Innophos Holdings Inc.	7,171	344
*	Resolute Forest Products	26,670	312
*	Clearwater Paper Corp.	7,698	306
	American Vanguard Corp.	9,164	305
*	KapStone Paper and Packaging Corp.	13,312	292
	Globe Specialty Metals Inc.	20,246	281
	Stepan Co.	2,768	277
	Boise Inc.	33,120	272
	A Schulman Inc.	9,733	255

* Calgon Carbon Corp.	18,618	252
AMCOL International Corp.	8,251	249
* Kraton Performance Polymers Inc.	10,545	248
Deltic Timber Corp.	3,564	246
* RTI International Metals Inc.	9,915	246
* McEwen Mining Inc.	65,173	241
Koppers Holdings Inc.	6,788	240
* Innospec Inc.	7,546	240
PH Glatfelter Co.	13,986	238
Schnitzer Steel Industries Inc.	8,257	233
* OM Group Inc.	10,595	212
Quaker Chemical Corp.	4,238	206
* LSB Industries Inc.	6,137	205
* TPC Group Inc.	4,240	204
* Flotek Industries Inc.	16,256	188
Haynes International Inc.	4,025	187
Myers Industries Inc.	11,042	164
Gold Resource Corp.	9,834	156
* Golden Star Resources Ltd.	85,243	155
* Headwaters Inc.	20,180	153
Tredegar Corp.	7,963	150
Neenah Paper Inc.	5,229	147
AK Steel Holding Corp.	36,412	146
Materion Corp.	6,748	138
* Horsehead Holding Corp.	14,293	133
* Century Aluminum Co.	16,808	131
Wausau Paper Corp.	14,406	121
Hawkins Inc.	2,995	120
* OMNOVA Solutions Inc.	15,169	113
* Paramount Gold and Silver Corp.	42,758	99
Zep Inc.	7,276	90
* Spartech Corp.	10,109	90
* Landec Corp.	8,429	85
* AEP Industries Inc.	1,376	83
* General Moly Inc.	22,072	83
* Ferro Corp.	28,348	81
* Universal Stainless & Alloy	2,272	78
FutureFuel Corp.	6,329	72
* AM Castle & Co.	5,518	70
Noranda Aluminum Holding Corp.	11,033	65
* Zoltek Cos. Inc.	9,135	64
* Midway Gold Corp.	42,472	64
Metals USA Holdings Corp.	3,850	60
Olympic Steel Inc.	3,037	60
* US Silica Holdings Inc.	3,890	56
* Gold Reserve Inc. Class A	16,866	56
* Vista Gold Corp.	18,794	56
* Arabian American Development Co.	6,658	54
* ADA-ES Inc.	3,004	49
KMG Chemicals Inc.	2,518	46
* Golden Minerals Co.	10,599	42
Chase Corp.	2,149	37
* US Antimony Corp.	17,236	34
* UFP Technologies Inc.	1,762	29
* Revett Minerals Inc.	8,176	27
* United States Lime & Minerals Inc.	557	24
* Handy & Harman Ltd.	1,726	24

* GSE Holding Inc.	2,579	18
* McEwen Mining Inc. Rights Exp. 12/04/2012	63,264	10
		19,950
Telecommunication Services (0.7%)
* Cincinnati Bell Inc.	64,881	346
Cogent Communications Group Inc.	15,409	326
Consolidated Communications Holdings Inc.	13,122	197
* 8x8 Inc.	23,310	154
* Premiere Global Services Inc.	16,526	140
* Vonage Holdings Corp.	51,952	126
* Leap Wireless International Inc.	17,606	114
Shenandoah Telecommunications Co.	7,807	108
Atlantic Tele-Network Inc.	2,941	108
* General Communication Inc. Class A	12,089	102
* Iridium Communications Inc.	16,300	101
* magicJack VocalTec Ltd.	4,966	85
USA Mobility Inc.	7,313	85
* Cbeyond Inc.	8,996	67
* inContact Inc.	12,415	65
NTELOS Holdings Corp.	4,913	63
* Hawaiian Telcom Holdco Inc.	3,403	61
* Towerstream Corp.	15,876	54
* Fairpoint Communications Inc.	6,655	50
Lumos Networks Corp.	5,080	50
IDT Corp. Class B	5,074	47
Primus Telecommunications Group Inc.	4,041	46
HickoryTech Corp.	4,322	42
* ORBCOMM Inc.	11,462	39
* Boingo Wireless Inc.	5,064	36
Neutral Tandem Inc.	8,992	24
		2,636
Utilities (3.6%)
Cleco Corp.	20,028	807
Piedmont Natural Gas Co. Inc.	23,578	728
IDACORP Inc.	16,433	702
Portland General Electric Co.	24,773	670
WGL Holdings Inc.	16,908	660
* GenOn Energy Inc.	253,597	647
Southwest Gas Corp.	15,130	634
UIL Holdings Corp.	16,624	596
UNS Energy Corp.	13,218	563
New Jersey Resources Corp.	13,641	553
PNM Resources Inc.	26,148	552
Black Hills Corp.	14,479	517
South Jersey Industries Inc.	9,984	499
ALLETE Inc.	12,528	491
Avista Corp.	19,276	457
Atlantic Power Corp.	37,349	441
El Paso Electric Co.	13,161	419
NorthWestern Corp.	11,961	415
Northwest Natural Gas Co.	8,812	386
MGE Energy Inc.	7,601	384
CH Energy Group Inc.	4,910	320
Laclede Group Inc.	7,406	301
Otter Tail Corp.	11,912	289
American States Water Co.	6,213	283

Empire District Electric Co.			13,889	278
California Water Service Group			13,706	247
Chesapeake Utilities Corp.			3,164	142
Unitil Corp.			4,498	116
SJW Corp.			4,604	113
Ormat Technologies Inc.			5,814	107
Middlesex Water Co.			5,120	96
Connecticut Water Service Inc.			2,847	88
York Water Co.			4,230	74
Artesian Resources Corp. Class A			2,471	51
Delta Natural Gas Co. Inc.			2,193	45
Consolidated Water Co. Ltd.			4,674	36
* Cadiz Inc.			4,163	36
Genie Energy Ltd. Class B			4,518	31
* American DG Energy Inc.			8,246	17
				13,791
Total Common Stocks (Cost $372,511)				385,464
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.167%		1,413,000	1,413

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.135%	12/12/12	100	100
[4,5] Freddie Mac Discount Notes	0.135%	12/10/12	100	100
				200
Total Temporary Cash Investments (Cost $1,614)				1,613
Total Investments (100.2%) (Cost $374,125)				387,077
Other Assets and Liabilities-Net (-0.2%)[3]				(607)
Net Assets (100%)				386,470

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $727,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $789,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Russell 2000 Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	385,463	—	1
Temporary Cash Investments	1,413	200	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	386,873	200	1
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Russell 2000 Index Fund

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini Russell 2000 Index	December 2012	12	985	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $374,125,000. Net unrealized appreciation of investment securities for tax purposes was $12,952,000, consisting of unrealized gains of $38,383,000 on securities that had risen in value since their purchase and $25,431,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (11.9%)
Rent-A-Center Inc.	2,510	87
Dana Holding Corp.	5,601	79
* Iconix Brand Group Inc.	3,002	61
Group 1 Automotive Inc.	972	59
MDC Holdings Inc.	1,621	57
Vail Resorts Inc.	989	56
Men's Wearhouse Inc.	1,707	55
Sotheby's	1,864	54
* Live Nation Entertainment Inc.	5,936	52
* Fifth & Pacific Cos. Inc.	4,315	52
* Orient-Express Hotels Ltd. Class A	4,086	50
* Saks Inc.	4,663	49
Meredith Corp.	1,538	48
KB Home	3,274	47
* New York Times Co. Class A	5,731	46
* Marriott Vacations Worldwide Corp.	1,124	45
* Helen of Troy Ltd.	1,338	41
Jones Group Inc.	3,470	41
* Office Depot Inc.	11,916	40
Regis Corp.	2,427	40
Bob Evans Farms Inc.	1,057	40
* WMS Industries Inc.	2,325	39
Penske Automotive Group Inc.	1,336	39
* Ascent Capital Group Inc. Class A	597	37
OfficeMax Inc.	3,653	37
* Meritage Homes Corp.	985	35
Brown Shoe Co. Inc.	1,801	34
Sonic Automotive Inc. Class A	1,692	33
Stage Stores Inc.	1,288	33
* Standard Pacific Corp.	4,867	33
Lithia Motors Inc. Class A	911	33
* Pinnacle Entertainment Inc.	2,452	32
International Speedway Corp. Class A	1,179	32
* Skechers U.S.A. Inc. Class A	1,609	31
* Children's Place Retail Stores Inc.	642	31
Scholastic Corp.	1,089	31
* Shutterfly Inc.	1,125	30
Columbia Sportswear Co.	516	30
* American Axle & Manufacturing Holdings Inc.	2,839	30
Finish Line Inc. Class A	1,327	27
Ryland Group Inc.	818	27
Stewart Enterprises Inc. Class A	3,141	24
Movado Group Inc.	687	24
Pep Boys-Manny Moe & Jack	2,223	24
Churchill Downs Inc.	369	23
* G-III Apparel Group Ltd.	612	23
* La-Z-Boy Inc.	1,539	23
* Krispy Kreme Doughnuts Inc.	2,508	23
National CineMedia Inc.	1,566	22

* Quiksilver Inc.	5,511	22
* Hovnanian Enterprises Inc. Class A	4,195	22
Sinclair Broadcast Group Inc. Class A	1,956	22
American Greetings Corp. Class A	1,250	22
* Ruby Tuesday Inc.	2,702	21
Fred's Inc. Class A	1,560	21
* M/I Homes Inc.	911	20
Matthews International Corp. Class A	625	19
Callaway Golf Co.	2,758	19
Core-Mark Holding Co. Inc.	405	19
Superior Industries International Inc.	974	18
Belo Corp. Class A	2,515	18
* Scientific Games Corp. Class A	2,089	17
* Valassis Communications Inc.	658	17
* Conn's Inc.	602	17
* Biglari Holdings Inc.	46	17
Standard Motor Products Inc.	843	17
* Barnes & Noble Inc.	1,103	16
* Beazer Homes USA Inc.	1,047	16
* Warnaco Group Inc.	216	16
* Modine Manufacturing Co.	1,995	15
* Drew Industries Inc.	434	14
Haverty Furniture Cos. Inc.	822	14
Shoe Carnival Inc.	609	13
Ryman Hospitality Properties	404	13
* EW Scripps Co. Class A	1,278	13
* Winnebago Industries Inc.	901	13
* Digital Generation Inc.	1,187	13
NACCO Industries Inc. Class A	232	12
* Boyd Gaming Corp.	2,213	12
* Red Robin Gourmet Burgers Inc.	352	12
* Wet Seal Inc. Class A	3,893	11
* Tuesday Morning Corp.	1,808	11
* Universal Electronics Inc.	646	11
JAKKS Pacific Inc.	912	11
* Perry Ellis International Inc.	513	11
* Journal Communications Inc. Class A	1,859	10
Harte-Hanks Inc.	1,927	10
* Jack in the Box Inc.	369	10
Big 5 Sporting Goods Corp.	721	10
Fisher Communications Inc.	385	10
* Stein Mart Inc.	1,124	10
Marcus Corp.	808	10
* Exide Technologies	3,220	9
Cooper Tire & Rubber Co.	344	9
* Cabela's Inc.	179	9
* Five Below Inc.	225	8
RadioShack Corp.	4,089	8
CSS Industries Inc.	400	8
* LIN TV Corp. Class A	1,254	8
* Unifi Inc.	579	8
* Citi Trends Inc.	573	8
* McClatchy Co. Class A	2,384	8
Speedway Motorsports Inc.	480	8
* Carmike Cinemas Inc.	497	8
Carriage Services Inc. Class A	653	7
* Fuel Systems Solutions Inc.	477	7

* Corinthian Colleges Inc.	3,220	7
* Black Diamond Inc.	864	7
* Central European Media Enterprises Ltd. Class A	1,511	7
MDC Partners Inc. Class A	659	7
* MarineMax Inc.	839	7
Spartan Motors Inc.	1,394	7
Destination Maternity Corp.	308	7
* Casual Male Retail Group Inc.	1,727	7
Saga Communications Inc. Class A	145	7
* Steinway Musical Instruments Inc.	285	7
* West Marine Inc.	625	6
* Entercom Communications Corp. Class A	1,005	6
* Career Education Corp.	2,129	6
Hooker Furniture Corp.	445	6
Bon-Ton Stores Inc.	521	6
* Life Time Fitness Inc.	131	6
Weyco Group Inc.	257	6
* Federal-Mogul Corp.	761	6
* Cumulus Media Inc. Class A	2,562	6
* Stoneridge Inc.	1,152	6
* Bluegreen Corp.	590	6
* Kirkland's Inc.	595	5
* Luby's Inc.	823	5
bebe stores inc	1,372	5
Bassett Furniture Industries Inc.	464	5
Culp Inc.	359	5
* Maidenform Brands Inc.	278	5
* VOXX International Corp. Class A	750	5
Mac-Gray Corp.	421	5
* Sonic Corp.	484	5
* Johnson Outdoors Inc. Class A	234	5
* Sealy Corp.	2,065	4
* hhgregg Inc.	604	4
* Systemax Inc.	427	4
* Education Management Corp.	1,097	4
* Isle of Capri Casinos Inc.	862	4
* Delta Apparel Inc.	290	4
* Red Lion Hotels Corp.	567	4
* Denny's Corp.	851	4
* Global Sources Ltd.	660	4
Lifetime Brands Inc.	398	4
* Asbury Automotive Group Inc.	131	4
* Reading International Inc. Class A	688	4
Ethan Allen Interiors Inc.	134	4
Flexsteel Industries Inc.	185	4
Lincoln Educational Services Corp.	938	4
* Daily Journal Corp.	40	4
* Jos A Bank Clothiers Inc.	82	4
Ameristar Casinos Inc.	177	4
* Monarch Casino & Resort Inc.	361	3
* K-Swiss Inc. Class A	1,087	3
* Bloomin' Brands Inc.	203	3
Outdoor Channel Holdings Inc.	429	3
* Nexstar Broadcasting Group Inc. Class A	352	3
* 1-800-Flowers.com Inc. Class A	1,008	3
Entravision Communications Corp. Class A	2,086	3
Martha Stewart Living Omnimedia Class A	1,143	3

* Rentrak Corp.	156	3
* Morgans Hotel Group Co.	501	3
Universal Technical Institute Inc.	302	3
Shiloh Industries Inc.	241	3
Frisch's Restaurants Inc.	129	2
Salem Communications Corp. Class A	417	2
* Crown Media Holdings Inc. Class A	1,115	2
* Chuy's Holdings Inc.	75	2
* New York & Co. Inc.	474	2
* Cavco Industries Inc.	32	2
* Kayak Software Corp.	40	2
* Carrols Restaurant Group Inc.	229	2
* Fiesta Restaurant Group Inc.	84	1
Marine Products Corp.	228	1
* Caesars Entertainment Corp.	182	1
National American University Holdings Inc.	277	1
* Perfumania Holdings Inc.	219	1
World Wrestling Entertainment Inc. Class A	133	1
* Beasley Broadcasting Group Inc. Class A	213	1
* Del Frisco's Restaurant Group Inc.	64	1
Einstein Noah Restaurant Group Inc.	46	1
* Orchard Supply Hardware Stores Corp. Class A	88	1
RG Barry Corp.	24	—
Cherokee Inc.	24	—
Value Line Inc.	6	—
* Dial Global Inc.	37	—
		3,017
Consumer Staples (2.5%)
Harris Teeter Supermarkets Inc.	1,602	61
* Darling International Inc.	3,468	58
Universal Corp.	987	49
Fresh Del Monte Produce Inc.	1,609	42
Andersons Inc.	791	33
* Smart Balance Inc.	2,473	31
* Rite Aid Corp.	25,675	26
* TreeHouse Foods Inc.	491	26
Weis Markets Inc.	465	18
* Dole Food Co. Inc.	1,523	17
* Central Garden and Pet Co. Class A	1,396	16
* Prestige Brands Holdings Inc.	728	16
* Harbinger Group Inc.	1,754	15
* Chiquita Brands International Inc.	1,961	14
Spartan Stores Inc.	927	14
Village Super Market Inc. Class A	362	14
Diamond Foods Inc.	935	13
* Alliance One International Inc.	3,760	12
* Seneca Foods Corp. Class A	392	12
* Post Holdings Inc.	352	12
* Pantry Inc.	920	12
Nash Finch Co.	529	11
* Susser Holdings Corp.	265	10
Vector Group Ltd.	596	10
Ingles Markets Inc. Class A	519	8
Spectrum Brands Holdings Inc.	154	7
* Elizabeth Arden Inc.	152	7
* Revlon Inc. Class A	465	7
* Nutraceutical International Corp.	359	6

* John B Sanfilippo & Son Inc.	328	6
SUPERVALU Inc.	2,121	5
* Omega Protein Corp.	806	5
Oil-Dri Corp. of America	208	5
Snyders-Lance Inc.	202	5
* Central European Distribution Corp.	2,711	5
Inter Parfums Inc.	191	4
Cal-Maine Foods Inc.	83	4
* Pilgrim's Pride Corp.	482	3
* Natural Grocers by Vitamin Cottage Inc.	176	3
* Farmer Bros Co.	295	3
Griffin Land & Nurseries Inc.	116	3
Alico Inc.	82	3
Nature's Sunshine Products Inc.	183	3
Orchids Paper Products Co.	124	3
Westway Group Inc.	439	2
* Annie's Inc.	62	2
Tootsie Roll Industries Inc.	66	2
Arden Group Inc.	17	2
* Craft Brew Alliance Inc.	254	2
		647
Energy (6.2%)
Bristow Group Inc.	1,513	79
* Helix Energy Solutions Group Inc.	4,467	78
* SemGroup Corp. Class A	1,769	67
Arch Coal Inc.	8,990	60
* Gulfport Energy Corp.	1,568	60
* Exterran Holdings Inc.	2,729	57
* Hornbeck Offshore Services Inc.	1,498	54
* Cloud Peak Energy Inc.	2,567	49
* PDC Energy Inc.	1,269	46
* Stone Energy Corp.	2,102	44
* Key Energy Services Inc.	6,370	43
* McMoRan Exploration Co.	4,260	36
* Bill Barrett Corp.	2,031	35
* Hercules Offshore Inc.	6,663	34
* Comstock Resources Inc.	2,041	33
Ship Finance International Ltd.	2,050	33
* Forest Oil Corp.	5,004	32
* Newpark Resources Inc.	3,790	30
Western Refining Inc.	985	29
Energy XXI Bermuda Ltd.	903	29
* Swift Energy Co.	1,824	28
* Gulfmark Offshore Inc.	895	28
* C&J Energy Services Inc.	1,299	26
* EPL Oil & Gas Inc.	1,171	25
* Rex Energy Corp.	1,822	24
* TETRA Technologies Inc.	3,259	23
W&T Offshore Inc.	1,363	23
* Heckmann Corp.	5,319	21
* Parker Drilling Co.	4,942	21
Nordic American Tankers Ltd.	2,215	20
Delek US Holdings Inc.	719	19
* Resolute Energy Corp.	2,047	17
* Magnum Hunter Resources Corp.	4,038	16
* PHI Inc.	512	16
* Quicksilver Resources Inc.	4,930	16

* Pioneer Energy Services Corp.	2,079	15
* Vantage Drilling Co.	8,146	15
* Basic Energy Services Inc.	1,322	15
Gulf Island Fabrication Inc.	617	14
* Tesco Corp.	1,299	14
* Harvest Natural Resources Inc.	1,512	13
* PetroQuest Energy Inc.	2,427	13
* Triangle Petroleum Corp.	1,904	12
* Scorpio Tankers Inc.	1,629	10
Penn Virginia Corp.	2,283	10
* CVR Energy Inc.	219	10
* Matrix Service Co.	904	10
* Clayton Williams Energy Inc.	220	9
* Rentech Inc.	3,100	9
* Natural Gas Services Group Inc.	507	8
* Bonanza Creek Energy Inc.	347	8
* Green Plains Renewable Energy Inc.	1,026	8
* BPZ Resources Inc.	3,011	8
* Callon Petroleum Co.	1,623	8
* Dawson Geophysical Co.	327	7
Teekay Tankers Ltd. Class A	2,591	7
GasLog Ltd.	579	7
* Frontline Ltd.	2,120	7
* Warren Resources Inc.	2,371	6
* Cal Dive International Inc.	3,952	6
* Willbros Group Inc.	1,228	6
* Miller Energy Resources Inc.	1,312	6
* Synergy Resources Corp.	1,530	6
Knightsbridge Tankers Ltd.	1,005	6
Bolt Technology Corp.	353	5
* Carrizo Oil & Gas Inc.	226	5
* Westmoreland Coal Co.	448	4
* Uranium Energy Corp.	1,847	4
* REX American Resources Corp.	208	4
* Midstates Petroleum Co. Inc.	536	4
* Halcon Resources Corp.	572	4
* Amyris Inc.	1,245	4
* Emerald Oil Inc.	665	3
Adams Resources & Energy Inc.	87	3
* Mitcham Industries Inc.	192	3
* Gastar Exploration Ltd.	2,425	2
* Crimson Exploration Inc.	875	2
Hallador Energy Co.	272	2
Crosstex Energy Inc.	144	2
* Contango Oil & Gas Co.	44	2
* Forbes Energy Services Ltd.	607	1
* Renewable Energy Group Inc.	235	1
* Matador Resources Co.	121	1
* ZaZa Energy Corp.	554	1
* Endeavour International Corp.	150	1
Alon USA Energy Inc.	66	1
* Gevo Inc.	192	—
		1,583
Financials (36.8%)
* Ocwen Financial Corp.	4,272	153
Two Harbors Investment Corp.	11,819	134
Starwood Property Trust Inc.	5,703	130

Invesco Mortgage Capital Inc.	4,871	103
Hancock Holding Co.	3,220	101
First American Financial Corp.	4,074	97
CYS Investments Inc.	7,386	94
* EPR Properties	1,978	90
ARMOUR Residential REIT Inc.	12,564	88
Healthcare Realty Trust Inc.	3,684	88
LaSalle Hotel Properties	3,619	87
Alterra Capital Holdings Ltd.	3,623	85
RLJ Lodging Trust	4,510	84
Prosperity Bancshares Inc.	2,006	82
Susquehanna Bancshares Inc.	7,940	82
CNO Financial Group Inc.	8,957	81
American Realty Capital Trust Inc.	6,699	78
Colonial Properties Trust	3,717	76
CubeSmart	5,210	72
Apollo Investment Corp.	8,580	70
DiamondRock Hospitality Co.	7,949	69
Medical Properties Trust Inc.	5,736	67
Prospect Capital Corp.	6,277	66
FirstMerit Corp.	4,640	65
DCT Industrial Trust Inc.	10,450	65
* Walter Investment Management Corp.	1,513	64
FNB Corp.	5,905	64
Webster Financial Corp.	3,053	64
Platinum Underwriters Holdings Ltd.	1,389	62
PennyMac Mortgage Investment Trust	2,494	61
Iberiabank Corp.	1,251	61
Trustmark Corp.	2,742	61
Cathay General Bancorp	3,334	60
* Sunstone Hotel Investors Inc.	5,757	59
UMB Financial Corp.	1,368	58
RLI Corp.	899	58
Primerica Inc.	1,993	57
Wintrust Financial Corp.	1,539	57
Redwood Trust Inc.	3,324	56
Umpqua Holdings Corp.	4,741	55
* First Industrial Realty Trust Inc.	4,166	55
Lexington Realty Trust	5,601	54
BancorpSouth Inc.	4,003	53
United Bankshares Inc.	2,132	53
* PHH Corp.	2,385	52
First Financial Bankshares Inc.	1,336	52
Capstead Mortgage Corp.	4,184	51
Pebblebrook Hotel Trust	2,422	50
Old National Bancorp	4,298	50
Washington REIT	1,925	50
National Penn Bancshares Inc.	5,235	50
Education Realty Trust Inc.	4,795	49
Northwest Bancshares Inc.	4,141	49
Equity One Inc.	2,328	48
MB Financial Inc.	2,323	45
Community Bank System Inc.	1,675	45
Glacier Bancorp Inc.	3,056	44
Selective Insurance Group Inc.	2,311	43
PrivateBancorp Inc.	2,549	42
Government Properties Income Trust	1,806	42

Fifth Street Finance Corp.	3,824	41
International Bancshares Corp.	2,245	41
Montpelier Re Holdings Ltd.	1,847	40
Symetra Financial Corp.	3,268	40
First Midwest Bancorp Inc.	3,169	40
Pennsylvania REIT	2,365	39
American Capital Mortgage Investment Corp.	1,534	39
American Assets Trust Inc.	1,400	38
NorthStar Realty Finance Corp.	5,663	38
CVB Financial Corp.	3,719	38
BBCN Bancorp Inc.	3,297	38
Solar Capital Ltd.	1,626	37
Provident Financial Services Inc.	2,543	37
* Enstar Group Ltd.	356	36
Argo Group International Holdings Ltd.	1,094	36
First Financial Bancorp	2,470	36
CreXus Investment Corp.	2,844	36
Franklin Street Properties Corp.	3,075	36
* Stifel Financial Corp.	1,159	35
Colony Financial Inc.	1,736	35
Astoria Financial Corp.	3,688	34
Anworth Mortgage Asset Corp.	5,803	34
Sabra Health Care REIT Inc.	1,576	34
Hersha Hospitality Trust Class A	7,288	34
Main Street Capital Corp.	1,081	33
LTC Properties Inc.	1,006	33
Investors Real Estate Trust	3,830	33
Horace Mann Educators Corp.	1,686	32
PacWest Bancorp	1,289	32
Cousins Properties Inc.	3,900	32
* Citizens Republic Bancorp Inc.	1,703	32
DuPont Fabros Technology Inc.	1,377	32
BlackRock Kelso Capital Corp.	3,129	32
Chesapeake Lodging Trust	1,671	32
* Western Alliance Bancorp	3,079	31
Home BancShares Inc.	927	31
Boston Private Financial Holdings Inc.	3,326	31
Park National Corp.	482	30
Evercore Partners Inc. Class A	1,091	30
PennantPark Investment Corp.	2,762	30
Triangle Capital Corp.	1,147	29
Columbia Banking System Inc.	1,688	29
Hudson Pacific Properties Inc.	1,504	29
American Equity Investment Life Holding Co.	2,510	29
ViewPoint Financial Group Inc.	1,415	29
Nelnet Inc. Class A	1,010	29
First Commonwealth Financial Corp.	4,479	29
* National Financial Partners Corp.	1,707	28
NBT Bancorp Inc.	1,416	28
* Pinnacle Financial Partners Inc.	1,448	28
Amtrust Financial Services Inc.	953	27
Infinity Property & Casualty Corp.	496	27
* iStar Financial Inc.	3,544	27
Retail Opportunity Investments Corp.	2,112	27
Independent Bank Corp.	932	27
Cash America International Inc.	718	27
Investors Bancorp Inc.	1,552	27

* Knight Capital Group Inc. Class A	7,732	26
Ramco-Gershenson Properties Trust	1,939	26
Banco Latinoamericano de Comercio Exterior SA	1,186	26
KBW Inc.	1,460	25
Chemical Financial Corp.	1,153	25
First Potomac Realty Trust	2,138	25
Resource Capital Corp.	4,215	25
STAG Industrial Inc.	1,320	25
Brookline Bancorp Inc.	2,936	25
SCBT Financial Corp.	637	25
Potlatch Corp.	633	25
Radian Group Inc.	5,594	24
Banner Corp.	815	24
Berkshire Hills Bancorp Inc.	1,049	24
Hercules Technology Growth Capital Inc.	2,239	24
Safety Insurance Group Inc.	536	24
Home Loan Servicing Solutions Ltd.	1,229	24
* Hilltop Holdings Inc.	1,677	24
Kennedy-Wilson Holdings Inc.	1,823	24
AG Mortgage Investment Trust Inc.	964	24
Sterling Financial Corp.	1,130	23
Dynex Capital Inc.	2,299	23
Westamerica Bancorporation	529	23
* Forestar Group Inc.	1,456	22
Stewart Information Services Corp.	775	21
State Bank Financial Corp.	1,343	21
City Holding Co.	622	21
WesBanco Inc.	985	21
TrustCo Bank Corp. NY	3,938	21
Oriental Financial Group Inc.	1,718	21
S&T Bancorp Inc.	1,217	21
Employers Holdings Inc.	1,073	20
Ashford Hospitality Trust Inc.	2,258	20
Apollo Residential Mortgage Inc.	924	20
* AMERISAFE Inc.	770	20
* Greenlight Capital Re Ltd. Class A	853	20
Flushing Financial Corp.	1,310	20
Renasant Corp.	1,060	20
Community Trust Bancorp Inc.	591	19
Sandy Spring Bancorp Inc.	1,023	19
Maiden Holdings Ltd.	2,116	19
Highwoods Properties Inc.	587	19
Campus Crest Communities Inc.	1,640	19
Dime Community Bancshares Inc.	1,336	19
Cardinal Financial Corp.	1,234	18
* Piper Jaffray Cos.	648	18
Getty Realty Corp.	1,089	18
Oritani Financial Corp.	1,255	18
Tompkins Financial Corp.	469	18
Associated Estates Realty Corp.	1,184	18
West Coast Bancorp	817	18
TICC Capital Corp.	1,763	18
United Fire Group Inc.	849	18
* PICO Holdings Inc.	965	17
Simmons First National Corp. Class A	726	17
Lakeland Financial Corp.	693	17
Excel Trust Inc.	1,426	17

TowneBank	1,118	17
* Hanmi Financial Corp.	1,339	17
Apollo Commercial Real Estate Finance Inc.	1,002	17
* Citizens Inc.	1,653	17
Western Asset Mortgage Capital Corp.	801	17
First Merchants Corp.	1,216	16
* ICG Group Inc.	1,454	16
Heartland Financial USA Inc.	617	16
Summit Hotel Properties Inc.	1,827	16
Rockville Financial Inc.	1,216	16
Southside Bancshares Inc.	740	15
Washington Trust Bancorp Inc.	613	15
* United Community Banks Inc.	1,775	15
Provident New York Bancorp	1,696	15
* Wilshire Bancorp Inc.	2,625	15
Kite Realty Group Trust	2,814	15
* Investment Technology Group Inc.	1,660	15
MCG Capital Corp.	3,272	15
First Busey Corp.	3,173	15
* Eagle Bancorp Inc.	744	14
* Bancorp Inc.	1,235	14
Federal Agricultural Mortgage Corp.	427	14
First Financial Corp.	478	14
New York Mortgage Trust Inc.	2,131	14
Inland Real Estate Corp.	1,787	14
Rouse Properties Inc.	945	14
* Virtus Investment Partners Inc.	123	14
WSFS Financial Corp.	325	14
* NewStar Financial Inc.	1,117	14
EverBank Financial Corp.	951	14
Winthrop Realty Trust	1,246	14
* MGIC Investment Corp.	7,946	14
Cedar Realty Trust Inc.	2,563	14
FBL Financial Group Inc. Class A	415	14
United Financial Bancorp Inc.	886	14
National Western Life Insurance Co. Class A	91	14
* Central Pacific Financial Corp.	925	14
Capital Southwest Corp.	127	14
Medley Capital Corp.	993	14
1st Source Corp.	633	13
CapLease Inc.	2,846	13
Union First Market Bankshares Corp.	866	13
OneBeacon Insurance Group Ltd. Class A	974	13
* Navigators Group Inc.	248	13
Presidential Life Corp.	927	13
Agree Realty Corp.	490	13
StellarOne Corp.	988	13
* Safeguard Scientifics Inc.	888	13
* Ezcorp Inc. Class A	645	12
Sterling Bancorp	1,326	12
* Taylor Capital Group Inc.	699	12
MVC Capital Inc.	1,026	12
* First BanCorp	3,009	12
Univest Corp. of Pennsylvania	723	12
RAIT Financial Trust	2,146	12
Duff & Phelps Corp. Class A	974	12
Bancfirst Corp.	278	12

German American Bancorp Inc.	544	12
Lakeland Bancorp Inc.	1,228	12
* Ameris Bancorp	1,028	12
Tower Group Inc.	689	12
* Beneficial Mutual Bancorp Inc.	1,234	12
SY Bancorp Inc.	522	12
Camden National Corp.	333	12
* BofI Holding Inc.	432	12
Coresite Realty Corp.	446	11
First Community Bancshares Inc.	734	11
* HomeTrust Bancshares Inc.	878	11
Meadowbrook Insurance Group Inc.	2,019	11
Financial Institutions Inc.	598	11
Great Southern Bancorp Inc.	438	11
* OmniAmerican Bancorp Inc.	484	11
Trico Bancshares	689	11
Territorial Bancorp Inc.	477	11
Bank of the Ozarks Inc.	341	11
First Interstate Bancsystem Inc.	705	11
Bryn Mawr Bank Corp.	494	11
CoBiz Financial Inc.	1,513	11
Hudson Valley Holding Corp.	674	11
MainSource Financial Group Inc.	876	11
First Connecticut Bancorp Inc.	773	11
Franklin Financial Corp.	621	10
Arrow Financial Corp.	420	10
* INTL. FCStone Inc.	597	10
Golub Capital BDC Inc.	654	10
New Mountain Finance Corp.	681	10
Centerstate Banks Inc.	1,306	10
Enterprise Financial Services Corp.	775	10
Monmouth Real Estate Investment Corp. Class A	967	10
* Virginia Commerce Bancorp Inc.	1,163	10
Select Income REIT	399	10
Arlington Asset Investment Corp. Class A	457	10
FXCM Inc. Class A	974	10
* Park Sterling Corp.	1,855	10
One Liberty Properties Inc.	498	10
* Texas Capital Bancshares Inc.	213	10
Universal Health Realty Income Trust	196	10
SeaBright Holdings Inc.	860	9
* Global Indemnity plc	425	9
Northfield Bancorp Inc.	605	9
First Financial Holdings Inc.	680	9
THL Credit Inc.	625	9
First of Long Island Corp.	318	9
Citizens & Northern Corp.	503	9
National Bankshares Inc.	286	9
Heritage Financial Corp.	637	9
Peoples Bancorp Inc.	439	9
* HomeStreet Inc.	360	9
Parkway Properties Inc.	652	9
* Southwest Bancorp Inc.	800	9
Medallion Financial Corp.	736	9
* FelCor Lodging Trust Inc.	2,065	9
Baldwin & Lyons Inc.	375	9
Washington Banking Co.	634	8

Fidus Investment Corp.	494	8
Republic Bancorp Inc. Class A	410	8
PS Business Parks Inc.	130	8
Alliance Financial Corp.	197	8
* Cowen Group Inc. Class A	3,599	8
Terreno Realty Corp.	552	8
Fox Chase Bancorp Inc.	523	8
OceanFirst Financial Corp.	593	8
CNB Financial Corp.	512	8
Chatham Lodging Trust	573	8
Whitestone REIT	574	8
GFI Group Inc.	2,838	8
Bank Mutual Corp.	1,906	8
KCAP Financial Inc.	895	8
Gladstone Commercial Corp.	450	8
Bank of Marin Bancorp	220	8
Calamos Asset Management Inc. Class A	792	8
* Walker & Dunlop Inc.	468	8
Gladstone Investment Corp.	1,081	8
State Auto Financial Corp.	519	8
Home Federal Bancorp Inc.	646	8
* Pacific Capital Bancorp	163	7
* Metro Bancorp Inc.	582	7
* First California Financial Group Inc.	923	7
Thomas Properties Group Inc.	1,324	7
Gladstone Capital Corp.	864	7
* Strategic Hotels & Resorts Inc.	1,140	7
Solar Senior Capital Ltd.	391	7
Bridge Bancorp Inc.	354	7
Westfield Financial Inc.	1,014	7
Manning & Napier Inc.	559	7
* 1st United Bancorp Inc.	1,229	7
First Bancorp	624	7
Mission West Properties Inc.	750	7
* DFC Global Corp.	391	7
Oppenheimer Holdings Inc. Class A	423	7
First Defiance Financial Corp.	400	7
Pacific Continental Corp.	749	7
Crawford & Co. Class B	1,078	7
National Interstate Corp.	257	7
Ames National Corp.	339	7
* Preferred Bank	484	7
Sovran Self Storage Inc.	106	7
Kansas City Life Insurance Co.	170	7
West Bancorporation Inc.	644	6
American National Bankshares Inc.	322	6
NGP Capital Resources Co.	890	6
* Firsthand Technology Value Fund Inc.	352	6
Provident Financial Holdings Inc.	400	6
* GSV Capital Corp.	795	6
* MetroCorp Bancshares Inc.	651	6
Glimcher Realty Trust	574	6
BankFinancial Corp.	867	6
Bank of Kentucky Financial Corp.	242	6
Northrim BanCorp Inc.	266	6
Marlin Business Services Corp.	339	6
Merchants Bancshares Inc.	211	6

* Heritage Commerce Corp.	853	6
* Guaranty Bancorp	3,132	6
* SWS Group Inc.	1,200	6
MidWestOne Financial Group Inc.	280	6
* Phoenix Cos. Inc.	238	6
Kearny Financial Corp.	622	6
* American Safety Insurance Holdings Ltd.	337	6
Penns Woods Bancorp Inc.	146	6
Consolidated-Tomoka Land Co.	177	6
Center Bancorp Inc.	489	6
* Gramercy Capital Corp.	1,889	6
* FBR & Co.	1,646	5
Bar Harbor Bankshares	160	5
First Bancorp Inc.	363	5
ESB Financial Corp.	428	5
* AV Homes Inc.	406	5
Homeowners Choice Inc.	258	5
* Sun Bancorp Inc.	1,639	5
* Meridian Interstate Bancorp Inc.	321	5
* Simplicity Bancorp Inc.	372	5
Nicholas Financial Inc.	410	5
Sierra Bancorp	497	5
Ares Commercial Real Estate Corp.	317	5
* Capital City Bank Group Inc.	480	5
First Pactrust Bancorp Inc.	437	5
* Home Bancorp Inc.	282	5
Horizon Bancorp	270	5
Mercantile Bank Corp.	355	5
Peapack Gladstone Financial Corp.	365	5
* Suffolk Bancorp	400	5
* First Financial Northwest Inc.	659	5
MidSouth Bancorp Inc.	344	5
SI Financial Group Inc.	435	5
Farmers National Banc Corp.	774	5
Urstadt Biddle Properties Inc. Class A	251	5
* Seacoast Banking Corp. of Florida	3,023	5
Eastern Insurance Holdings Inc.	273	5
Horizon Technology Finance Corp.	323	5
C&F Financial Corp.	133	5
UMH Properties Inc.	444	4
* Hallmark Financial Services	548	4
* Heritage Oaks Bancorp	827	4
Peoples Federal Bancshares Inc.	251	4
Century Bancorp Inc. Class A	142	4
Heritage Financial Group Inc.	320	4
Donegal Group Inc. Class A	304	4
* Bridge Capital Holdings	273	4
Access National Corp.	304	4
* Harris & Harris Group Inc.	1,276	4
Enterprise Bancorp Inc.	244	4
EMC Insurance Group Inc.	185	4
* BSB Bancorp Inc.	337	4
* Cape Bancorp Inc.	464	4
EastGroup Properties Inc.	74	4
* NASB Financial Inc.	173	4
Middleburg Financial Corp.	222	4
ESSA Bancorp Inc.	371	4

* Doral Financial Corp.	5,283	4
TCP Capital Corp.	238	4
* Fidelity Southern Corp.	396	4
JMP Group Inc.	659	3
Resource America Inc. Class A	495	3
Clifton Savings Bancorp Inc.	313	3
Universal Insurance Holdings Inc.	680	3
Investors Title Co.	51	3
Hingham Institution for Savings	48	3
* HFF Inc. Class A	198	3
Artio Global Investors Inc. Class A	1,270	3
Independence Holding Co.	336	3
Gain Capital Holdings Inc.	611	3
* Pacific Mercantile Bancorp	439	3
Charter Financial Corp.	270	3
Roma Financial Corp.	301	3
* Fortegra Financial Corp.	275	2
AmREIT Inc. Class B	139	2
* Waterstone Financial Inc.	364	2
* Tree.com Inc.	116	2
* CIFC Corp.	263	2
MicroFinancial Inc.	229	2
* First Marblehead Corp.	2,394	2
* Berkshire Bancorp Inc.	193	2
California First National Bancorp	99	2
* FNB United Corp.	124	1
* Cascade Bancorp	269	1
* First Federal Bancshares of Arkansas Inc.	82	1
Pzena Investment Management Inc. Class A	103	1
* Crescent Financial Bancshares Inc.	87	—
* Gyrodyne Co. of America Inc.	3	—
		9,318
Health Care (4.6%)
* ViroPharma Inc.	2,949	73
* Magellan Health Services Inc.	1,098	57
* WellCare Health Plans Inc.	936	45
* Hanger Inc.	1,444	38
* Wright Medical Group Inc.	1,668	35
CONMED Corp.	1,202	33
* Molina Healthcare Inc.	1,169	33
West Pharmaceutical Services Inc.	516	28
* MedAssets Inc.	1,635	26
* Amsurg Corp. Class A	892	25
* Kindred Healthcare Inc.	2,223	24
* Merit Medical Systems Inc.	1,663	23
* Greatbatch Inc.	1,000	23
STERIS Corp.	643	22
National Healthcare Corp.	446	20
* NuVasive Inc.	1,359	20
* Omnicell Inc.	1,254	19
Invacare Corp.	1,339	19
* PharMerica Corp.	1,253	18
* Select Medical Holdings Corp.	1,486	16
* Healthways Inc.	1,428	15
* Triple-S Management Corp. Class B	828	14
* BioScrip Inc.	1,370	14
* HealthSouth Corp.	637	14

* Integra LifeSciences Holdings Corp.	358	14
* Gentiva Health Services Inc.	1,300	13
Universal American Corp.	1,608	13
* Amedisys Inc.	1,273	13
* Emergent Biosolutions Inc.	883	13
* Momenta Pharmaceuticals Inc.	1,225	13
* NPS Pharmaceuticals Inc.	1,243	13
* Enzon Pharmaceuticals Inc.	1,818	13
* LHC Group Inc.	651	13
* ExamWorks Group Inc.	1,013	13
* InterMune Inc.	1,243	11
* Astex Pharmaceuticals	4,018	11
* AngioDynamics Inc.	1,059	11
Owens & Minor Inc.	397	11
* Symmetry Medical Inc.	1,098	11
* Affymetrix Inc.	3,072	10
* RTI Biologics Inc.	2,273	10
* Immunogen Inc.	763	10
* Sun Healthcare Group Inc.	1,110	9
* Nektar Therapeutics	1,424	9
* Arena Pharmaceuticals Inc.	1,034	9
* Five Star Quality Care Inc.	1,750	9
* Lexicon Pharmaceuticals Inc.	4,994	9
* SurModics Inc.	411	8
* AMN Healthcare Services Inc.	754	8
* Hi-Tech Pharmacal Co. Inc.	271	8
* Geron Corp.	5,432	8
* Palomar Medical Technologies Inc.	804	7
* Solta Medical Inc.	2,838	7
Ensign Group Inc.	271	7
Assisted Living Concepts Inc. Class A	797	7
* Sunrise Senior Living Inc.	469	7
* Almost Family Inc.	340	7
CryoLife Inc.	1,133	7
* ArthroCare Corp.	197	7
* Cambrex Corp.	589	6
PDL BioPharma Inc.	782	6
* Orthofix International NV	154	6
* Providence Service Corp.	404	6
* Sequenom Inc.	1,121	5
* Rigel Pharmaceuticals Inc.	651	5
* Natus Medical Inc.	469	5
* Chindex International Inc.	476	5
* Targacept Inc.	1,120	5
* Exactech Inc.	273	5
Young Innovations Inc.	126	5
* Cross Country Healthcare Inc.	1,118	5
* Cynosure Inc. Class A	197	4
* Vocera Communications Inc.	178	4
* Derma Sciences Inc.	361	4
* Alphatec Holdings Inc.	2,249	4
* Harvard Bioscience Inc.	950	4
* Lannett Co. Inc.	657	3
* Tornier NV	188	3
Maxygen Inc.	1,142	3
* Capital Senior Living Corp.	167	3
* ICU Medical Inc.	47	3

* AMAG Pharmaceuticals Inc.	181	3
* Pacific Biosciences of California Inc.	1,526	3
* Curis Inc.	742	3
* Transcept Pharmaceuticals Inc.	458	3
* PDI Inc.	376	2
* Dynavax Technologies Corp.	839	2
* Idenix Pharmaceuticals Inc.	457	2
* Codexis Inc.	1,077	2
* Cytori Therapeutics Inc.	545	2
* Vanguard Health Systems Inc.	194	2
* Zeltiq Aesthetics Inc.	418	2
* Merge Healthcare Inc.	586	2
* Cornerstone Therapeutics Inc.	364	2
* XenoPort Inc.	235	2
* Horizon Pharma Inc.	667	2
* Greenway Medical Technologies	85	2
* Agenus Inc.	376	2
* Globus Medical Inc.	109	1
* PhotoMedex Inc.	100	1
* AVANIR Pharmaceuticals Inc.	492	1
* Supernus Pharmaceuticals Inc.	157	1
* XOMA Corp.	387	1
* Cumberland Pharmaceuticals Inc.	246	1
* Cerus Corp.	333	1
* GTx Inc.	238	1
* AVEO Pharmaceuticals Inc.	135	1
* Vical Inc.	221	1
* TESARO Inc.	37	1
* Durata Therapeutics Inc.	70	1
* Repligen Corp.	98	1
* Rochester Medical Corp.	42	1
* Epocrates Inc.	46	1
* Hyperion Therapeutics Inc.	29	—
* Skilled Healthcare Group Inc.	42	—
* Rockwell Medical Technologies Inc.	33	—
		1,155
Industrials (12.9%)
EMCOR Group Inc.	2,818	93
* Esterline Technologies Corp.	1,297	79
AO Smith Corp.	1,195	75
Geo Group Inc.	2,598	73
Actuant Corp. Class A	2,487	72
Brady Corp. Class A	2,076	66
* Teledyne Technologies Inc.	1,015	64
Curtiss-Wright Corp.	1,987	63
* Moog Inc. Class A	1,700	62
Robbins & Myers Inc.	963	57
* FTI Consulting Inc.	1,780	55
* JetBlue Airways Corp.	9,910	51
Granite Construction Inc.	1,641	50
United Stationers Inc.	1,628	50
Simpson Manufacturing Co. Inc.	1,511	49
Watts Water Technologies Inc. Class A	1,193	49
Barnes Group Inc.	2,302	49
* Atlas Air Worldwide Holdings Inc.	1,110	48
* EnerSys Inc.	1,285	45
Amerco Inc.	364	44

ABM Industries Inc.	2,265	43
UniFirst Corp.	609	43
Briggs & Stratton Corp.	2,057	42
Mueller Industries Inc.	698	33
* Orbital Sciences Corp.	2,506	33
Quanex Building Products Corp.	1,563	33
* Mobile Mini Inc.	1,605	32
Steelcase Inc. Class A	2,751	32
Universal Forest Products Inc.	839	32
Kaydon Corp.	1,344	31
* Seaboard Corp.	13	31
* Aegion Corp. Class A	1,414	29
* Korn/Ferry International	2,002	29
Aircastle Ltd.	2,501	28
ESCO Technologies Inc.	761	28
Apogee Enterprises Inc.	1,196	27
G&K Services Inc. Class A	794	27
* Rush Enterprises Inc. Class A	1,400	27
AAR Corp.	1,691	26
Albany International Corp.	1,165	25
CIRCOR International Inc.	681	25
Astec Industries Inc.	842	24
* Sykes Enterprises Inc.	1,634	24
Cascade Corp.	367	24
SkyWest Inc.	2,008	23
* Navigant Consulting Inc.	2,171	23
Encore Wire Corp.	701	22
TAL International Group Inc.	616	21
Resources Connection Inc.	1,790	21
Deluxe Corp.	709	20
* Rexnord Corp.	955	20
Standex International Corp.	412	20
Griffon Corp.	1,929	20
Great Lakes Dredge & Dock Corp.	2,223	20
* GeoEye Inc.	638	20
* Tutor Perini Corp.	1,511	19
* Layne Christensen Co.	840	19
Viad Corp.	858	19
Hyster-Yale Materials Handling Inc.	464	19
* Greenbrier Cos. Inc.	977	19
American Science & Engineering Inc.	292	19
Generac Holdings Inc.	566	18
* ICF International Inc.	847	18
* Gibraltar Industries Inc.	1,297	18
* ACCO Brands Corp.	2,567	17
Kimball International Inc. Class B	1,381	17
Quad/Graphics Inc.	1,063	17
Ennis Inc.	1,110	17
* EnPro Industries Inc.	416	16
LB Foster Co. Class A	389	16
Kelly Services Inc. Class A	1,139	16
Cubic Corp.	315	15
McGrath RentCorp	515	14
National Presto Industries Inc.	184	14
* Federal Signal Corp.	2,398	14
Douglas Dynamics Inc.	946	14
Primoris Services Corp.	935	14

* Meritor Inc.	3,142	13
Mueller Water Products Inc. Class A	2,337	13
* Tetra Tech Inc.	503	13
Marten Transport Ltd.	670	13
* American Railcar Industries Inc.	408	13
* Columbus McKinnon Corp.	833	12
Multi-Color Corp.	546	12
Comfort Systems USA Inc.	1,135	12
* Kadant Inc.	502	12
* Saia Inc.	561	12
* DigitalGlobe Inc.	477	12
* Consolidated Graphics Inc.	344	12
Global Power Equipment Group Inc.	737	11
FreightCar America Inc.	520	11
* NCI Building Systems Inc.	784	10
* American Woodmark Corp.	352	10
Heidrick & Struggles International Inc.	740	10
* Lydall Inc.	741	10
Altra Holdings Inc.	503	9
Alamo Group Inc.	285	9
* CBIZ Inc.	1,563	9
Arkansas Best Corp.	1,047	9
Knoll Inc.	600	9
* Powell Industries Inc.	211	8
Aceto Corp.	847	8
* Air Transport Services Group Inc.	2,186	8
Insteel Industries Inc.	686	8
H&E Equipment Services Inc.	523	8
* MYR Group Inc.	378	8
* Northwest Pipe Co.	386	8
* Orion Marine Group Inc.	1,116	8
Belden Inc.	207	8
* EnergySolutions Inc.	2,381	8
CDI Corp.	470	8
* KEYW Holding Corp.	593	8
* CRA International Inc.	427	8
* Kratos Defense & Security Solutions Inc.	1,651	7
SeaCube Container Leasing Ltd.	391	7
* EnerNOC Inc.	626	7
* Pike Electric Corp.	708	7
* Wesco Aircraft Holdings Inc.	544	7
* Pendrell Corp.	6,368	7
Michael Baker Corp.	356	7
* Furmanite Corp.	1,532	7
* Patriot Transportation Holding Inc.	262	7
* Alaska Air Group Inc.	156	7
* Swisher Hygiene Inc.	4,633	7
Ampco-Pittsburgh Corp.	351	7
Miller Industries Inc.	456	7
* LMI Aerospace Inc.	327	6
* Casella Waste Systems Inc. Class A	1,456	6
* TrueBlue Inc.	449	6
* Hurco Cos. Inc.	266	6
* CAI International Inc.	318	6
Heartland Express Inc.	449	6
US Ecology Inc.	282	6
* Hudson Global Inc.	1,368	6

Twin Disc Inc.	351	6
* Accuride Corp.	1,947	6
* Hawaiian Holdings Inc.	956	6
* PMFG Inc.	855	6
Argan Inc.	317	6
Schawk Inc. Class A	488	6
* Aerovironment Inc.	286	6
* NN Inc.	700	6
* Energy Recovery Inc.	1,808	6
* Sterling Construction Co. Inc.	603	6
Werner Enterprises Inc.	254	6
* II-VI Inc.	321	5
Applied Industrial Technologies Inc.	137	5
LSI Industries Inc.	803	5
Houston Wire & Cable Co.	472	5
* Republic Airways Holdings Inc.	899	5
* Cenveo Inc.	2,221	5
Met-Pro Corp.	559	5
* Encore Capital Group Inc.	187	5
Dynamic Materials Corp.	352	5
* Flow International Corp.	1,551	5
Preformed Line Products Co.	87	5
Courier Corp.	427	5
* GenCorp Inc.	507	5
Hardinge Inc.	481	5
* Roadrunner Transportation Systems Inc.	251	5
* Rand Logistics Inc.	691	4
* Pacer International Inc.	1,276	4
* Dolan Co.	1,258	4
* American Superconductor Corp.	1,444	4
* FuelCell Energy Inc.	4,618	4
VSE Corp.	169	4
Eastern Co.	256	4
International Shipholding Corp.	226	4
Asta Funding Inc.	403	4
* Quality Distribution Inc.	551	4
* Asset Acceptance Capital Corp.	652	4
* Vicor Corp.	663	4
Universal Truckload Services Inc.	226	4
* API Technologies Corp.	1,331	4
* Genco Shipping & Trading Ltd.	1,285	3
* Edgen Group Inc.	464	3
* Willis Lease Finance Corp.	224	3
* Dycom Industries Inc.	176	3
* American Reprographics Co.	1,243	3
* Hill International Inc.	879	3
HNI Corp.	102	3
Franklin Electric Co. Inc.	51	3
* TMS International Corp. Class A	265	3
NL Industries Inc.	270	3
* Trimas Corp.	107	3
* Metalico Inc.	1,649	3
* Franklin Covey Co.	181	2
* WageWorks Inc.	113	2
* PGT Inc.	472	2
* BlueLinx Holdings Inc.	827	2
* Ameresco Inc. Class A	199	2

* Zipcar Inc.	212	2
* Performant Financial Corp.	164	2
* Kforce Inc.	118	2
* GP Strategies Corp.	71	1
Intersections Inc.	128	1
SIFCO Industries Inc.	71	1
* RPX Corp.	91	1
Compx International Inc.	61	1
Sypris Solutions Inc.	182	1
* TRC Cos. Inc.	137	1
Ceco Environmental Corp.	37	—
* Park-Ohio Holdings Corp.	16	—
* AT Cross Co. Class A	31	—
* Enphase Energy Inc.	54	—
		3,276
Information Technology (12.1%)
* Cymer Inc.	906	79
Convergys Corp.	4,932	77
* First Solar Inc.	2,549	69
* JDA Software Group Inc.	1,393	62
* Arris Group Inc.	4,161	58
* Acxiom Corp.	3,254	58
Tellabs Inc.	15,493	55
MKS Instruments Inc.	2,228	54
* Progress Software Corp.	2,665	54
* Finisar Corp.	3,871	53
* Entegris Inc.	5,825	52
* International Rectifier Corp.	2,936	50
* Euronet Worldwide Inc.	2,142	48
* CACI International Inc. Class A	875	45
* RF Micro Devices Inc.	10,277	44
Plantronics Inc.	1,195	40
Intersil Corp. Class A	5,351	38
* Benchmark Electronics Inc.	2,448	38
* Integrated Device Technology Inc.	6,038	38
* SYNNEX Corp.	1,114	37
* TriQuint Semiconductor Inc.	7,143	36
Tessera Technologies Inc.	2,204	36
* ScanSource Inc.	1,171	35
* Veeco Instruments Inc.	1,213	35
* Electronics for Imaging Inc.	1,819	33
* OmniVision Technologies Inc.	2,199	33
* Coherent Inc.	706	33
* Sanmina-SCI Corp.	3,422	32
* Insight Enterprises Inc.	1,890	32
* NETGEAR Inc.	882	31
* TiVo Inc.	2,627	31
* WebMD Health Corp.	2,147	30
EarthLink Inc.	4,517	30
* QLogic Corp.	3,123	30
Anixter International Inc.	463	28
* Monster Worldwide Inc.	5,146	28
* Mentor Graphics Corp.	1,804	27
* Emulex Corp.	3,643	27
* Bottomline Technologies Inc.	1,051	26
* Rofin-Sinar Technologies Inc.	1,208	26
* ATMI Inc.	1,256	25

Mantech International Corp. Class A	975	24
* SS&C Technologies Holdings Inc.	1,031	24
* ValueClick Inc.	1,270	24
* Spansion Inc. Class A	2,038	24
* Digital River Inc.	1,561	23
* Harmonic Inc.	4,979	23
* Diodes Inc.	1,500	23
* MEMC Electronic Materials Inc.	7,552	22
United Online Inc.	3,824	22
Park Electrochemical Corp.	880	21
* Advanced Energy Industries Inc.	1,676	21
Brooks Automation Inc.	2,781	21
Blucora Inc.	1,433	21
* Rambus Inc.	4,310	21
* Accelrys Inc.	2,350	21
* Newport Corp.	1,612	21
* TTM Technologies Inc.	2,252	20
* Lattice Semiconductor Corp.	4,983	20
Comtech Telecommunications Corp.	762	19
* Entropic Communications Inc.	3,707	19
* Plexus Corp.	830	19
Black Box Corp.	745	18
* Applied Micro Circuits Corp.	2,631	18
* Rogers Corp.	399	18
* Intermec Inc.	2,222	17
* TeleTech Holdings Inc.	976	17
* Unisys Corp.	916	16
* Ciena Corp.	1,035	15
* Rudolph Technologies Inc.	1,374	15
* Checkpoint Systems Inc.	1,723	15
EPIQ Systems Inc.	1,243	15
* Nanometrics Inc.	1,002	14
Methode Electronics Inc.	1,578	14
* Sonus Networks Inc.	8,292	14
* Photronics Inc.	2,584	13
* Amkor Technology Inc.	3,059	13
CTS Corp.	1,462	13
* Oplink Communications Inc.	817	13
Daktronics Inc.	1,186	12
* LTX-Credence Corp.	2,106	12
* Power-One Inc.	2,881	12
* Fabrinet	948	12
* Mercury Systems Inc.	1,336	12
* CSG Systems International Inc.	620	12
Electro Rent Corp.	729	11
* Exar Corp.	1,390	11
* Seachange International Inc.	1,231	11
* Quantum Corp.	9,413	11
* Silicon Graphics International Corp.	1,311	11
* Digi International Inc.	1,113	11
Electro Scientific Industries Inc.	992	11
* Symmetricom Inc.	1,797	11
* Integrated Silicon Solution Inc.	1,184	10
j2 Global Inc.	328	10
* IntraLinks Holdings Inc.	1,500	10
* Anaren Inc.	500	10
Cohu Inc.	1,003	10

* CIBER Inc.	3,163	10
Keynote Systems Inc.	683	9
* FormFactor Inc.	2,041	9
* Kopin Corp.	2,749	9
IXYS Corp.	1,068	9
* GSI Group Inc.	1,135	9
* QuinStreet Inc.	1,344	8
* Kemet Corp.	1,847	8
* Zygo Corp.	546	8
* Avid Technology Inc.	1,229	8
* Calix Inc.	1,059	8
* Sigma Designs Inc.	1,354	8
* Supertex Inc.	425	8
* MoneyGram International Inc.	632	8
* Pericom Semiconductor Corp.	972	7
* STEC Inc.	1,458	7
Bel Fuse Inc. Class B	437	7
* Aviat Networks Inc.	2,520	7
* ePlus Inc.	164	7
* RealNetworks Inc.	899	7
* Internap Network Services Corp.	1,078	6
* Vishay Precision Group Inc.	507	6
* Alpha & Omega Semiconductor Ltd.	707	6
Richardson Electronics Ltd.	524	6
* Aspen Technology Inc.	216	6
* Oclaro Inc.	3,033	6
* TeleNav Inc.	683	6
* Imation Corp.	1,272	5
* ModusLink Global Solutions Inc.	1,623	5
* Mindspeed Technologies Inc.	1,486	5
* DSP Group Inc.	899	5
* Aeroflex Holding Corp.	813	5
* ANADIGICS Inc.	2,897	5
FEI Co.	95	5
* DealerTrack Holdings Inc.	187	5
* Agilysys Inc.	602	5
PC-Tel Inc.	760	5
Littelfuse Inc.	85	5
Ebix Inc.	291	5
* Multi-Fineline Electronix Inc.	286	5
* Limelight Networks Inc.	2,474	5
* VASCO Data Security International Inc.	638	5
* GSI Technology Inc.	848	5
* OCZ Technology Group Inc.	2,769	5
* Ultra Clean Holdings	958	5
* Intevac Inc.	957	5
* Rubicon Technology Inc.	700	4
* Inphi Corp.	574	4
* Pervasive Software Inc.	505	4
* MoSys Inc.	1,383	4
* Axcelis Technologies Inc.	4,427	4
* NeoPhotonics Corp.	805	4
* SunPower Corp. Class A	882	4
* MaxLinear Inc.	751	4
* Westell Technologies Inc. Class A	1,999	4
PC Connection Inc.	367	4
Marchex Inc. Class B	933	4

* AXT Inc.	1,329	4
* Key Tronic Corp.	355	4
* Ceva Inc.	234	4
* TechTarget Inc.	634	3
* MIPS Technologies Inc. Class A	450	3
* Perficient Inc.	301	3
* STR Holdings Inc.	1,245	3
* M/A-COM Technology Solutions Holdings Inc.	208	3
* Peregrine Semiconductor Corp.	172	3
* Rosetta Stone Inc.	223	3
* Demand Media Inc.	314	3
* Bankrate Inc.	232	3
Telular Corp.	271	3
* support.com Inc.	617	3
* Computer Task Group Inc.	148	3
* RealD Inc.	254	3
* Silicon Image Inc.	562	3
* Globecomm Systems Inc.	217	3
* Infinera Corp.	456	3
* GT Advanced Technologies Inc.	740	2
Loral Space & Communications Inc.	28	2
Tessco Technologies Inc.	109	2
* Measurement Specialties Inc.	74	2
Sycamore Networks Inc.	844	2
* MeetMe Inc.	630	2
* Echelon Corp.	728	2
* Radisys Corp.	942	2
* Sapiens International Corp. NV	563	2
* Mattson Technology Inc.	2,405	2
* Eloqua Inc.	106	2
* KIT Digital Inc.	2,501	2
* Viasystems Group Inc.	158	2
* Audience Inc.	207	2
* KVH Industries Inc.	107	1
* ShoreTel Inc.	305	1
* Super Micro Computer Inc.	132	1
* Actuate Corp.	176	1
* Exa Corp.	72	1
* PLX Technology Inc.	187	1
* Market Leader Inc.	124	1
* E2open Inc.	54	1
* QuickLogic Corp.	317	1
* Glu Mobile Inc.	200	1
* Immersion Corp.	76	—
* Envivio Inc.	261	—
* Demandware Inc.	12	—
Aware Inc.	48	—
QAD Inc. Class A	21	—
* Millennial Media Inc.	19	—
* Infoblox Inc.	13	—
Unwired Planet Inc.	167	—
* Ipass Inc.	120	—
* AVG Technologies NV	14	—
* Bazaarvoice Inc.	16	—
* Proofpoint Inc.	12	—
* Mattersight Corp.	19	—
* Brightcove Inc.	9	—

* Synacor Inc.	12	—
		3,054
Materials (5.6%)
* Louisiana-Pacific Corp.	5,806	101
Sensient Technologies Corp.	2,111	76
Hecla Mining Co.	12,065	70
* Stillwater Mining Co.	4,867	56
Minerals Technologies Inc.	753	56
Worthington Industries Inc.	2,217	52
* Coeur d'Alene Mines Corp.	2,245	52
Kaiser Aluminum Corp.	819	50
* Graphic Packaging Holding Co.	7,064	46
* Texas Industries Inc.	953	44
* Resolute Forest Products	3,417	40
* KapStone Paper and Packaging Corp.	1,717	38
Boise Inc.	4,264	35
Globe Specialty Metals Inc.	2,427	34
A Schulman Inc.	1,237	32
* Kraton Performance Polymers Inc.	1,372	32
* RTI International Metals Inc.	1,290	32
* McEwen Mining Inc.	8,291	31
Schnitzer Steel Industries Inc.	1,074	30
* OM Group Inc.	1,360	27
* Innospec Inc.	851	27
* Chemtura Corp.	1,271	26
PH Glatfelter Co.	1,494	25
Georgia Gulf Corp.	531	24
Olin Corp.	1,063	22
* Golden Star Resources Ltd.	10,900	20
Buckeye Technologies Inc.	698	19
Tredegar Corp.	1,020	19
Quaker Chemical Corp.	394	19
* Horsehead Holding Corp.	1,855	17
* Century Aluminum Co.	2,185	17
PolyOne Corp.	815	16
Materion Corp.	791	16
AK Steel Holding Corp.	3,896	16
* SunCoke Energy Inc.	877	14
Schweitzer-Mauduit International Inc.	351	13
* Spartech Corp.	1,324	12
* LSB Industries Inc.	342	12
* Ferro Corp.	3,765	11
* Universal Stainless & Alloy	298	10
FutureFuel Corp.	837	10
* AM Castle & Co.	687	9
* General Moly Inc.	2,336	9
* Zoltek Cos. Inc.	1,132	8
* Landec Corp.	790	8
* Clearwater Paper Corp.	196	8
Olympic Steel Inc.	375	7
Neenah Paper Inc.	259	7
* TPC Group Inc.	149	7
* Vista Gold Corp.	2,393	7
Zep Inc.	535	7
* Gold Reserve Inc. Class A	1,883	6
Metals USA Holdings Corp.	361	6
* Golden Minerals Co.	1,372	6

* Calgon Carbon Corp.	371	5
Chase Corp.	263	5
Haynes International Inc.	89	4
* UFP Technologies Inc.	227	4
* Revett Minerals Inc.	1,049	4
Stepan Co.	20	2
AMCOL International Corp.	63	2
* McEwen Mining Inc. Rights Exp. 12/04/2012	8,154	1
Wausau Paper Corp.	123	1
* Handy & Harman Ltd.	20	—
* United States Lime & Minerals Inc.	3	—
		1,422
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	5,327	28
* Vonage Holdings Corp.	6,764	16
Shenandoah Telecommunications Co.	1,008	14
* Premiere Global Services Inc.	1,643	14
* Iridium Communications Inc.	1,839	11
* Leap Wireless International Inc.	1,732	11
USA Mobility Inc.	957	11
Consolidated Communications Holdings Inc.	584	9
* Cbeyond Inc.	1,043	8
* Hawaiian Telcom Holdco Inc.	422	8
* magicJack VocalTec Ltd.	191	3
Neutral Tandem Inc.	1,156	3
* ORBCOMM Inc.	742	3
* Fairpoint Communications Inc.	108	1
* inContact Inc.	144	1
IDT Corp. Class B	72	1
		142
Utilities (6.7%)
Cleco Corp.	2,571	104
IDACORP Inc.	2,117	90
Portland General Electric Co.	3,190	86
Piedmont Natural Gas Co. Inc.	2,775	86
WGL Holdings Inc.	2,178	85
* GenOn Energy Inc.	32,658	83
Southwest Gas Corp.	1,949	82
UIL Holdings Corp.	2,142	77
UNS Energy Corp.	1,704	73
New Jersey Resources Corp.	1,758	71
PNM Resources Inc.	3,369	71
Black Hills Corp.	1,866	67
ALLETE Inc.	1,616	63
Avista Corp.	2,486	59
El Paso Electric Co.	1,698	54
NorthWestern Corp.	1,543	53
Atlantic Power Corp.	4,406	52
South Jersey Industries Inc.	999	50
Northwest Natural Gas Co.	1,138	50
MGE Energy Inc.	982	50
CH Energy Group Inc.	627	41
Laclede Group Inc.	951	39
Empire District Electric Co.	1,783	36
Otter Tail Corp.	1,440	35
American States Water Co.	710	32

Chesapeake Utilities Corp.		407	18
California Water Service Group		891	16
Unitil Corp.		586	15
Middlesex Water Co.		673	13
SJW Corp.		422	10
Ormat Technologies Inc.		526	10
Artesian Resources Corp. Class A		308	6
Delta Natural Gas Co. Inc.		280	6
Consolidated Water Co. Ltd.		600	5
Genie Energy Ltd. Class B		623	4
Connecticut Water Service Inc.		126	4
York Water Co.		132	2
* Cadiz Inc.		27	—
* American DG Energy Inc.		75	—
			1,698
Total Common Stocks (Cost $24,341)			25,312
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $22)	0.167%	22,000	22

Total Investments (100.0%) (Cost $24,363)			25,334
Other Assets and Liabilities-Net (0.0%)			3
Net Assets (100%)			25,337

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $24,363,000. Net unrealized appreciation of investment securities for tax purposes was $971,000, consisting of

Russell 2000 Value Index Fund

unrealized gains of $2,118,000 on securities that had risen in value since their purchase and $1,147,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments

As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.4%)
* Warnaco Group Inc.	8,484	610
Six Flags Entertainment Corp.	9,342	574
Domino's Pizza Inc.	13,649	568
Brunswick Corp.	21,031	542
Wolverine World Wide Inc.	11,460	496
* Cabela's Inc.	9,963	476
HSN Inc.	8,930	472
Pool Corp.	11,184	469
* Tenneco Inc.	14,294	458
* Life Time Fitness Inc.	9,347	440
Pier 1 Imports Inc.	22,874	439
Cheesecake Factory Inc.	12,719	435
* Steven Madden Ltd.	9,248	412
* Vitamin Shoppe Inc.	6,933	411
* ANN Inc.	11,488	385
* Select Comfort Corp.	13,354	358
* Lumber Liquidators Holdings Inc.	6,484	348
* Coinstar Inc.	7,371	347
Buckle Inc.	6,534	334
* Hibbett Sports Inc.	6,217	334
* Lions Gate Entertainment Corp.	19,973	327
* Genesco Inc.	5,764	319
Cooper Tire & Rubber Co.	12,708	317
* Buffalo Wild Wings Inc.	4,372	317
* Express Inc.	21,063	314
* Crocs Inc.	21,174	283
Cracker Barrel Old Country Store Inc.	4,531	278
Hillenbrand Inc.	12,985	275
* Aeropostale Inc.	19,134	264
Sturm Ruger & Co. Inc.	4,509	264
* Jos A Bank Clothiers Inc.	6,090	262
Texas Roadhouse Inc. Class A	14,694	244
Monro Muffler Brake Inc.	7,276	233
* Jack in the Box Inc.	8,414	232
* DineEquity Inc.	3,601	227
Arbitron Inc.	6,230	227
* Papa John's International Inc.	4,224	224
* Grand Canyon Education Inc.	9,408	223
* Francesca's Holdings Corp.	8,191	213
* BJ's Restaurants Inc.	5,781	198
Ryland Group Inc.	5,925	198
* Dorman Products Inc.	5,772	197
Cato Corp. Class A	6,461	188
Oxford Industries Inc.	3,302	180
* SHFL Entertainment Inc.	12,950	178
* Asbury Automotive Group Inc.	5,808	175
Interval Leisure Group Inc.	9,138	172
Vail Resorts Inc.	2,985	168
* Steiner Leisure Ltd.	3,597	165

* Smith & Wesson Holding Corp.	15,290	162
Sotheby's	5,604	162
True Religion Apparel Inc.	6,078	159
* AFC Enterprises Inc.	5,735	152
Ryman Hospitality Properties	4,511	150
* Valassis Communications Inc.	5,742	149
Strayer Education Inc.	2,797	146
* American Public Education Inc.	4,246	146
Ethan Allen Interiors Inc.	4,937	143
CEC Entertainment Inc.	4,313	135
Ameristar Casinos Inc.	6,763	135
* Vera Bradley Inc.	4,750	132
* iRobot Corp.	6,468	122
* Sonic Corp.	11,506	117
* Blue Nile Inc.	2,925	115
* Tumi Holdings Inc.	5,082	114
* Arctic Cat Inc.	2,978	112
* K12 Inc.	6,265	109
* LeapFrog Enterprises Inc.	11,881	108
* Zumiez Inc.	5,157	107
* Children's Place Retail Stores Inc.	2,160	105
* rue21 inc	3,645	105
Hot Topic Inc.	9,934	99
Matthews International Corp. Class A	3,154	95
* Multimedia Games Holding Co. Inc.	6,448	95
* Libbey Inc.	4,832	94
Finish Line Inc. Class A	4,536	94
* Denny's Corp.	17,774	84
* Gentherm Inc.	6,958	84
* Capella Education Co.	2,994	83
Men's Wearhouse Inc.	2,506	81
* Cavco Industries Inc.	1,466	76
Penske Automotive Group Inc.	2,581	75
* Mattress Firm Holding Corp.	2,595	74
* Maidenform Brands Inc.	3,955	73
* Drew Industries Inc.	2,144	70
* America's Car-Mart Inc.	1,886	70
Churchill Downs Inc.	1,004	63
National CineMedia Inc.	4,432	63
* Bravo Brio Restaurant Group Inc.	4,582	63
* Ruth's Hospitality Group Inc.	8,265	62
* Meritage Homes Corp.	1,734	61
* Caribou Coffee Co. Inc.	4,981	60
Belo Corp. Class A	8,016	58
* Shutterfly Inc.	2,107	57
Town Sports International Holdings Inc.	5,469	55
PetMed Express Inc.	4,777	55
* La-Z-Boy Inc.	3,581	53
Nutrisystem Inc.	6,653	53
* Fiesta Restaurant Group Inc.	3,426	52
Dana Holding Corp.	3,575	51
* Bloomin' Brands Inc.	3,183	50
* Red Robin Gourmet Burgers Inc.	1,538	50
* Five Below Inc.	1,316	49
* Caesars Entertainment Corp.	7,730	47
World Wrestling Entertainment Inc. Class A	5,841	47
* Zagg Inc.	5,984	43

*	Restoration Hardware Holdings Inc.	1,170	43
*	Overstock.com Inc.	2,761	42
*	Bridgepoint Education Inc.	4,095	40
	Blyth Inc.	2,422	39
*	Body Central Corp.	3,805	39
*	Vitacost.com Inc.	5,208	38
	Bob Evans Farms Inc.	934	35
*	Jamba Inc.	15,863	33
*	Skullcandy Inc.	3,803	33
	Universal Technical Institute Inc.	3,312	31
	Destination Maternity Corp.	1,397	31
*,^ Teavana Holdings Inc.		2,077	31
	Winmark Corp.	539	30
	RG Barry Corp.	1,889	29
*	Gordmans Stores Inc.	2,002	29
*	Tilly's Inc. Class A	2,165	29
*	Winnebago Industries Inc.	1,951	28
*	Chuy's Holdings Inc.	1,159	27
*	ReachLocal Inc.	2,399	26
	Cherokee Inc.	1,789	26
*	Rentrak Corp.	1,328	26
*	Kayak Software Corp.	602	25
	MDC Partners Inc. Class A	2,273	24
	Einstein Noah Restaurant Group Inc.	1,308	21
*	Carmike Cinemas Inc.	1,352	20
*	Nathan's Famous Inc.	637	20
*	Ignite Restaurant Group Inc.	1,578	20
	Core-Mark Holding Co. Inc.	435	20
*	G-III Apparel Group Ltd.	496	19
*	Geeknet Inc.	1,066	18
*	Fifth & Pacific Cos. Inc.	1,465	18
*	Premier Exhibitions Inc.	6,200	17
*	Carrols Restaurant Group Inc.	2,563	17
*	MTR Gaming Group Inc.	5,380	16
*	New York & Co. Inc.	4,074	15
*	Del Frisco's Restaurant Group Inc.	1,018	15
*	Scientific Games Corp. Class A	1,796	15
*	Morgans Hotel Group Co.	2,378	14
*	Pinnacle Entertainment Inc.	1,019	13
	Collectors Universe	1,277	13
*	Orbitz Worldwide Inc.	5,539	13
*	Biglari Holdings Inc.	32	12
*	Fuel Systems Solutions Inc.	749	11
	Sinclair Broadcast Group Inc. Class A	1,005	11
*	Tower International Inc.	1,407	11
	Movado Group Inc.	296	10
*	Conn's Inc.	362	10
	American Greetings Corp. Class A	502	9
*	Barnes & Noble Inc.	586	8
	Marine Products Corp.	1,468	8
	Outdoor Channel Holdings Inc.	1,080	8
*	US Auto Parts Network Inc.	3,598	7
*	CafePress Inc.	1,129	7
*	Nexstar Broadcasting Group Inc. Class A	687	6
*	Boyd Gaming Corp.	1,016	6
	Mac-Gray Corp.	395	5
	National American University Holdings Inc.	1,165	5

*	Global Sources Ltd.	729	4
*	Crown Media Holdings Inc. Class A	2,251	4
*	Citi Trends Inc.	272	4
	bebe stores inc	936	4
	Value Line Inc.	329	3
	Weyco Group Inc.	123	3
*	hhgregg Inc.	301	2
*	Systemax Inc.	201	2
*	1-800-Flowers.com Inc. Class A	416	1
*	Beasley Broadcasting Group Inc. Class A	154	1
*	Dial Global Inc.	244	—
			22,194
Consumer Staples (4.9%)
*	United Natural Foods Inc.	11,511	596
*	Hain Celestial Group Inc.	8,679	523
	Casey's General Stores Inc.	8,967	443
	B&G Foods Inc.	12,377	361
	PriceSmart Inc.	4,281	332
	Lancaster Colony Corp.	4,349	329
*	TreeHouse Foods Inc.	5,707	299
	Sanderson Farms Inc.	5,409	260
*	Elizabeth Arden Inc.	5,068	235
	Snyders-Lance Inc.	9,239	223
	J&J Snack Foods Corp.	3,487	219
	Spectrum Brands Holdings Inc.	4,526	217
*	Boston Beer Co. Inc. Class A	1,835	207
	WD-40 Co.	3,753	177
*	Prestige Brands Holdings Inc.	7,822	169
	Vector Group Ltd.	9,851	159
*	Post Holdings Inc.	4,583	158
	Tootsie Roll Industries Inc.	5,234	142
*	Darling International Inc.	8,419	142
	Cal-Maine Foods Inc.	2,932	135
*	Schiff Nutrition International Inc.	3,148	132
*	Medifast Inc.	3,265	104
*,^ Star Scientific Inc.		34,336	98
	SUPERVALU Inc.	37,836	90
*	Pilgrim's Pride Corp.	11,470	82
	Coca-Cola Bottling Co. Consolidated	1,099	75
	Calavo Growers Inc.	2,785	67
*	USANA Health Sciences Inc.	1,406	58
	Inter Parfums Inc.	2,756	55
	Harris Teeter Supermarkets Inc.	1,424	54
*	National Beverage Corp.	2,660	46
*	Susser Holdings Corp.	1,125	41
*	Chefs' Warehouse Inc.	2,587	41
	Limoneira Co.	1,951	38
	Female Health Co.	4,518	33
*	Annie's Inc.	829	30
	Nature's Sunshine Products Inc.	1,628	25
	Roundy's Inc.	4,730	23
*	Inventure Foods Inc.	3,125	20
*	Synutra International Inc.	4,125	19
	Arden Group Inc.	175	17
*	Central Garden and Pet Co. Class A	1,386	16
	Orchids Paper Products Co.	668	14
*	Rite Aid Corp.	13,618	14

*	Natural Grocers by Vitamin Cottage Inc.	695	13
	Alico Inc.	376	13
	Lifeway Foods Inc.	1,126	9
*	Craft Brew Alliance Inc.	1,066	7
*	Pantry Inc.	494	6
	Westway Group Inc.	424	2
*	Farmer Bros Co.	129	1
			6,569
Energy (5.5%)
*	Dril-Quip Inc.	9,472	666
*	Oasis Petroleum Inc.	18,828	569
*	Rosetta Resources Inc.	12,467	560
*	Kodiak Oil & Gas Corp.	62,113	533
	Lufkin Industries Inc.	7,912	433
	Energy XXI Bermuda Ltd.	13,521	428
	Berry Petroleum Co. Class A	12,330	384
	Targa Resources Corp.	6,826	342
*	Northern Oil and Gas Inc.	14,955	235
	Western Refining Inc.	7,975	232
*	Geospace Technologies Corp.	3,002	229
*,^ Clean Energy Fuels Corp.		15,558	206
*	ION Geophysical Corp.	31,095	185
*	Approach Resources Inc.	7,839	184
*	Gulfport Energy Corp.	4,403	167
*	Carrizo Oil & Gas Inc.	8,041	167
*	Halcon Resources Corp.	22,949	142
*	Forum Energy Technologies Inc.	5,225	132
*	CVR Energy Inc.	2,655	121
*	Vaalco Energy Inc.	13,622	115
	Crosstex Energy Inc.	8,770	113
*	Contango Oil & Gas Co.	2,748	113
*	Rentech Inc.	36,037	102
*	Endeavour International Corp.	10,220	69
*	C&J Energy Services Inc.	3,207	64
*	Solazyme Inc.	7,661	57
*	RigNet Inc.	2,894	56
*	Goodrich Petroleum Corp.	6,086	55
*	FX Energy Inc.	12,387	50
*	Sanchez Energy Corp.	2,718	50
*	Magnum Hunter Resources Corp.	12,137	49
	Panhandle Oil and Gas Inc. Class A	1,639	46
*	Abraxas Petroleum Corp.	19,413	43
*	Gulfmark Offshore Inc.	1,371	43
*	KiOR Inc.	6,198	40
*	Evolution Petroleum Corp.	3,909	31
*	TGC Industries Inc.	3,459	28
*	Mitcham Industries Inc.	1,906	28
	GasLog Ltd.	2,239	27
	Alon USA Energy Inc.	1,877	27
*	Isramco Inc.	244	26
*	Matador Resources Co.	2,768	25
	Apco Oil and Gas International Inc.	2,153	23
*	Pioneer Energy Services Corp.	3,042	22
*	Uranium Energy Corp.	9,450	21
*	Uranerz Energy Corp.	15,644	21
*	Global Geophysical Services Inc.	4,609	19
*	BPZ Resources Inc.	7,471	19

* Saratoga Resources Inc.	4,819	18
* Midstates Petroleum Co. Inc.	2,616	18
* Matrix Service Co.	1,199	13
* Willbros Group Inc.	2,205	11
* Gevo Inc.	6,717	11
W&T Offshore Inc.	591	10
* Warren Resources Inc.	3,433	9
* Heckmann Corp.	2,236	9
* Bonanza Creek Energy Inc.	352	8
* PHI Inc.	240	7
* Ceres Inc.	1,474	6
* Clayton Williams Energy Inc.	137	6
* ZaZa Energy Corp.	2,845	5
* Harvest Natural Resources Inc.	525	5
* REX American Resources Corp.	151	3
* Renewable Energy Group Inc.	475	3
* Synergy Resources Corp.	476	2
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	807	—
		7,441
Financials (7.1%)
Omega Healthcare Investors Inc.	24,936	572
Highwoods Properties Inc.	14,136	456
Sovran Self Storage Inc.	6,228	385
* Texas Capital Bancshares Inc.	8,247	371
EastGroup Properties Inc.	6,283	329
* First Cash Financial Services Inc.	6,737	325
Greenhill & Co. Inc.	6,844	325
National Health Investors Inc.	5,765	320
Glimcher Realty Trust	29,555	317
* Financial Engines Inc.	10,908	286
Sun Communities Inc.	7,002	270
Acadia Realty Trust	10,855	269
MarketAxess Holdings Inc.	8,595	265
Potlatch Corp.	5,974	233
PS Business Parks Inc.	3,596	232
* Strategic Hotels & Resorts Inc.	36,097	225
Alexander's Inc.	495	219
* Stifel Financial Corp.	6,213	189
* World Acceptance Corp.	2,456	179
* Credit Acceptance Corp.	1,854	171
Bank of the Ozarks Inc.	5,022	160
DuPont Fabros Technology Inc.	6,801	157
Westamerica Bancorporation	3,616	154
* Ezcorp Inc. Class A	7,771	149
* DFC Global Corp.	8,124	142
* Nationstar Mortgage Holdings Inc.	4,515	138
Washington REIT	4,941	128
Cohen & Steers Inc.	4,346	124
* eHealth Inc.	4,613	119
Cash America International Inc.	2,878	107
* HFF Inc. Class A	6,553	97
* Tejon Ranch Co.	3,106	87
* Virtus Investment Partners Inc.	752	86
* Netspend Holdings Inc.	7,315	85
Universal Health Realty Income Trust	1,739	85
* WisdomTree Investments Inc.	13,793	84
Urstadt Biddle Properties Inc. Class A	4,453	84

BGC Partners Inc. Class A	23,180	83
Epoch Holding Corp.	3,753	82
Associated Estates Realty Corp.	5,110	77
Saul Centers Inc.	1,783	76
Tower Group Inc.	4,415	75
GAMCO Investors Inc.	1,518	74
* FelCor Lodging Trust Inc.	17,448	73
* Green Dot Corp. Class A	5,653	70
Inland Real Estate Corp.	8,160	65
Westwood Holdings Group Inc.	1,558	62
Coresite Realty Corp.	2,393	61
* Ocwen Financial Corp.	1,514	54
Oritani Financial Corp.	3,710	54
First American Financial Corp.	2,271	54
* Navigators Group Inc.	990	52
LTC Properties Inc.	1,573	52
Diamond Hill Investment Group Inc.	630	50
Monmouth Real Estate Investment Corp. Class A	4,227	44
* Greenlight Capital Re Ltd. Class A	1,841	43
Montpelier Re Holdings Ltd.	1,501	33
* Gyrodyne Co. of America Inc.	266	30
Investors Bancorp Inc.	1,743	30
* Ladenburg Thalmann Financial Services Inc.	24,326	30
Employers Holdings Inc.	1,489	28
Amtrust Financial Services Inc.	971	28
Duff & Phelps Corp. Class A	2,026	25
* Zillow Inc. Class A	821	23
* Regional Management Corp.	1,153	20
* FNB United Corp.	1,769	20
Evercore Partners Inc. Class A	623	17
Main Street Capital Corp.	542	17
* Tree.com Inc.	882	15
Apollo Residential Mortgage Inc.	553	12
* Bridge Capital Holdings	650	10
* Beneficial Mutual Bancorp Inc.	1,021	10
Pzena Investment Management Inc. Class A	1,619	9
* ICG Group Inc.	747	8
State Auto Financial Corp.	538	8
Homeowners Choice Inc.	364	8
UMH Properties Inc.	600	6
MicroFinancial Inc.	788	6
Meadowbrook Insurance Group Inc.	909	5
* Eagle Bancorp Inc.	244	5
* BofI Holding Inc.	162	4
Arrow Financial Corp.	162	4
* American Safety Insurance Holdings Ltd.	226	4
AmREIT Inc. Class B	211	4
Heritage Financial Group Inc.	250	3
Universal Insurance Holdings Inc.	632	3
Clifton Savings Bancorp Inc.	268	3
* First Federal Bancshares of Arkansas Inc.	319	3
Penns Woods Bancorp Inc.	72	3
* Meridian Interstate Bancorp Inc.	158	3
* Pacific Capital Bancorp	54	3
* Hallmark Financial Services	276	2
Hingham Institution for Savings	33	2
Donegal Group Inc. Class A	102	1

* Cascade Bancorp	164	1
		9,571
Health Care (20.7%)
* Pharmacyclics Inc.	12,822	680
* Cubist Pharmaceuticals Inc.	14,928	606
Medicis Pharmaceutical Corp. Class A	13,545	586
* Seattle Genetics Inc.	22,401	567
* Alkermes plc	28,855	557
* athenahealth Inc.	8,441	538
* Centene Corp.	12,119	532
* Jazz Pharmaceuticals plc	9,779	527
* Cepheid Inc.	15,450	501
* Haemonetics Corp.	5,967	484
* HMS Holdings Corp.	20,243	469
* Align Technology Inc.	16,917	463
* PAREXEL International Corp.	14,103	455
* HealthSouth Corp.	18,997	418
* Arena Pharmaceuticals Inc.	45,184	400
Owens & Minor Inc.	12,791	350
STERIS Corp.	10,033	343
* Volcano Corp.	12,550	342
* PSS World Medical Inc.	11,875	338
* Cyberonics Inc.	6,485	335
* MWI Veterinary Supply Inc.	2,998	335
* Air Methods Corp.	3,022	330
Questcor Pharmaceuticals Inc.	12,659	329
* Theravance Inc.	14,286	321
* Impax Laboratories Inc.	15,779	321
Chemed Corp.	4,528	308
* Medicines Co.	12,982	279
West Pharmaceutical Services Inc.	5,090	275
* HeartWare International Inc.	3,330	274
* Vivus Inc.	23,478	265
* Neogen Corp.	5,547	253
* Insulet Corp.	11,250	247
Masimo Corp.	11,757	244
* Acorda Therapeutics Inc.	9,442	238
* WellCare Health Plans Inc.	4,901	237
PDL BioPharma Inc.	28,460	225
* Auxilium Pharmaceuticals Inc.	11,393	218
* Isis Pharmaceuticals Inc.	23,591	217
Analogic Corp.	2,887	213
* DexCom Inc.	16,142	211
* Exelixis Inc.	43,162	211
* Medidata Solutions Inc.	5,234	209
* Affymax Inc.	8,503	208
Meridian Bioscience Inc.	9,715	195
* Immunogen Inc.	15,318	194
* Abaxis Inc.	5,112	193
* Ironwood Pharmaceuticals Inc. Class A	17,711	191
* Endologix Inc.	13,038	191
* Team Health Holdings Inc.	6,688	187
* Alnylam Pharmaceuticals Inc.	10,920	185
* Akorn Inc.	13,401	181
* ArthroCare Corp.	5,391	181
Quality Systems Inc.	9,313	170
* Luminex Corp.	9,825	169

* Spectrum Pharmaceuticals Inc.	14,016	166
* Emeritus Corp.	7,235	164
* Dendreon Corp.	36,262	161
* Sunrise Senior Living Inc.	11,026	159
* Accretive Health Inc.	13,266	158
* ICU Medical Inc.	2,681	158
* Conceptus Inc.	7,389	154
* Bio-Reference Labs Inc.	5,794	153
* IPC The Hospitalist Co. Inc.	3,903	147
* Exact Sciences Corp.	14,992	147
* Infinity Pharmaceuticals Inc.	5,689	144
* NxStage Medical Inc.	11,591	139
* NPS Pharmaceuticals Inc.	13,492	138
Cantel Medical Corp.	4,996	137
* Rigel Pharmaceuticals Inc.	16,387	136
Landauer Inc.	2,229	133
* Halozyme Therapeutics Inc.	21,129	132
* Orthofix International NV	3,533	132
Computer Programs & Systems Inc.	2,608	131
* Aegerion Pharmaceuticals Inc.	5,881	129
* Santarus Inc.	12,888	128
* Nektar Therapeutics	19,190	125
* Acadia Healthcare Co. Inc.	5,423	124
* Synageva BioPharma Corp.	2,459	120
* MAKO Surgical Corp.	8,512	117
* Metropolitan Health Networks Inc.	10,398	117
* Neurocrine Biosciences Inc.	15,614	117
* Spectranetics Corp.	8,088	116
* Quidel Corp.	6,620	116
* Optimer Pharmaceuticals Inc.	11,081	113
* Opko Health Inc.	25,157	110
* HealthStream Inc.	4,599	109
* Achillion Pharmaceuticals Inc.	14,000	109
* MAP Pharmaceuticals Inc.	6,622	106
* Accuray Inc.	16,743	105
* ABIOMED Inc.	7,870	105
* Genomic Health Inc.	3,769	104
* Dynavax Technologies Corp.	36,105	103
* Capital Senior Living Corp.	5,729	102
* Integra LifeSciences Holdings Corp.	2,628	102
* Antares Pharma Inc.	25,185	101
* Sequenom Inc.	20,568	100
* OraSure Technologies Inc.	12,760	98
* Idenix Pharmaceuticals Inc.	18,783	96
* Array BioPharma Inc.	20,990	82
* Celldex Therapeutics Inc.	13,831	82
* Fluidigm Corp.	5,725	82
* Ligand Pharmaceuticals Inc. Class B	4,102	81
* Depomed Inc.	13,133	79
* InterMune Inc.	8,609	79
* AVANIR Pharmaceuticals Inc.	29,395	78
* Dyax Corp.	23,162	76
* Pacira Pharmaceuticals Inc.	4,348	74
US Physical Therapy Inc.	2,773	74
* MedAssets Inc.	4,591	74
Atrion Corp.	373	74
* Sangamo Biosciences Inc.	12,393	71

* Synta Pharmaceuticals Corp.	8,741	71
* ZIOPHARM Oncology Inc.	15,667	69
* Vanguard Health Systems Inc.	6,475	68
* XenoPort Inc.	8,707	68
* Amsurg Corp. Class A	2,431	68
* Orexigen Therapeutics Inc.	14,215	67
Ensign Group Inc.	2,551	66
* Endocyte Inc.	6,985	65
* Oncothyreon Inc.	13,485	62
* Navidea Biopharmaceuticals Inc.	22,672	62
* Raptor Pharmaceutical Corp.	11,441	61
* AMAG Pharmaceuticals Inc.	4,001	60
* Corvel Corp.	1,433	60
* Cadence Pharmaceuticals Inc.	14,107	60
* Repros Therapeutics Inc.	4,003	60
* Obagi Medical Products Inc.	4,397	60
* Sciclone Pharmaceuticals Inc.	13,392	59
* AMN Healthcare Services Inc.	5,278	58
* Vascular Solutions Inc.	3,829	57
* MannKind Corp.	26,379	56
* AVEO Pharmaceuticals Inc.	8,464	55
* Synergy Pharmaceuticals Inc.	9,656	54
* Keryx Biopharmaceuticals Inc.	16,736	53
* XOMA Corp.	16,960	52
* Vical Inc.	16,251	51
* Novavax Inc.	27,153	51
* Immunomedics Inc.	15,470	49
* Clovis Oncology Inc.	3,194	49
* Staar Surgical Co.	8,498	49
* Curis Inc.	14,311	48
* Natus Medical Inc.	4,234	48
* Threshold Pharmaceuticals Inc.	10,541	47
* Cardiovascular Systems Inc.	3,941	46
* Momenta Pharmaceuticals Inc.	4,237	45
* Omeros Corp.	6,054	45
* OncoGenex Pharmaceutical Inc.	3,417	43
* Unilife Corp.	18,835	43
* Cytori Therapeutics Inc.	10,156	43
* Repligen Corp.	6,536	42
* Dusa Pharmaceuticals Inc.	5,283	42
* Epocrates Inc.	4,110	41
* Amicus Therapeutics Inc.	7,108	41
* Tornier NV	2,482	40
* Cambrex Corp.	3,600	39
* Osiris Therapeutics Inc.	3,875	37
* Arqule Inc.	13,905	37
* Cerus Corp.	11,356	37
* Lexicon Pharmaceuticals Inc.	21,247	37
* NuVasive Inc.	2,500	36
* PhotoMedex Inc.	2,609	36
* NewLink Genetics Corp.	2,981	36
* Merge Healthcare Inc.	10,701	35
* Pozen Inc.	6,261	35
* Rockwell Medical Technologies Inc.	4,670	34
* Zogenix Inc.	12,834	34
* Furiex Pharmaceuticals Inc.	1,740	34
* Sagent Pharmaceuticals Inc.	2,205	33

* Anika Therapeutics Inc.	2,771	33
National Research Corp.	594	32
* Sunesis Pharmaceuticals Inc.	6,352	32
* Hi-Tech Pharmacal Co. Inc.	973	29
* BioScrip Inc.	2,843	29
* Greenway Medical Technologies	1,471	29
* Hansen Medical Inc.	13,041	28
* Pain Therapeutics Inc.	8,923	28
* Skilled Healthcare Group Inc.	4,216	28
* Trius Therapeutics Inc.	5,870	28
Utah Medical Products Inc.	778	28
* ImmunoCellular Therapeutics Ltd.	11,944	27
* Symmetry Medical Inc.	2,703	26
* Biotime Inc.	7,208	26
* Cynosure Inc. Class A	1,144	26
* Merrimack Pharmaceuticals Inc.	3,593	26
* Rochester Medical Corp.	2,204	24
* AtriCure Inc.	3,458	23
* Vanda Pharmaceuticals Inc.	6,685	23
* Ampio Pharmaceuticals Inc.	6,107	23
* SIGA Technologies Inc.	8,332	23
* Discovery Laboratories Inc.	10,251	22
* Globus Medical Inc.	1,640	22
* BioDelivery Sciences International Inc.	5,021	21
* GTx Inc.	5,293	21
Young Innovations Inc.	577	21
* Anacor Pharmaceuticals Inc.	3,777	20
* Coronado Biosciences Inc.	4,204	20
* BioCryst Pharmaceuticals Inc.	11,549	20
* EnteroMedics Inc.	6,330	20
* Emergent Biosolutions Inc.	1,264	19
* Vocera Communications Inc.	705	17
* Magellan Health Services Inc.	332	17
* Progenics Pharmaceuticals Inc.	7,218	17
* Pernix Therapeutics Holdings	2,179	17
* Corcept Therapeutics Inc.	11,631	17
* ExamWorks Group Inc.	1,333	16
* TESARO Inc.	886	16
* Molina Healthcare Inc.	573	16
* Biospecifics Technologies Corp.	1,182	16
* ChemoCentryx Inc.	1,307	15
* Agenus Inc.	3,561	15
* Durata Therapeutics Inc.	1,660	15
* Omnicell Inc.	958	15
* SurModics Inc.	693	14
* Sucampo Pharmaceuticals Inc. Class A	2,616	14
* Horizon Pharma Inc.	4,609	12
* Providence Service Corp.	785	11
* Verastem Inc.	1,526	10
* Merit Medical Systems Inc.	600	8
* Exactech Inc.	488	8
* Zeltiq Aesthetics Inc.	1,674	8
* Ventrus Biosciences Inc.	3,047	8
* Hyperion Therapeutics Inc.	708	8
* Cumberland Pharmaceuticals Inc.	1,610	7
* Cempra Inc.	1,052	6
* Acura Pharmaceuticals Inc.	3,110	6

* LHC Group Inc.	235	5
* RTI Biologics Inc.	921	4
* BG Medicine Inc.	2,637	4
* Transcept Pharmaceuticals Inc.	439	2
* Harvard Bioscience Inc.	478	2
* Derma Sciences Inc.	126	1
* PDI Inc.	204	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
		28,022
Industrials (17.8%)
* Genesee & Wyoming Inc. Class A	10,448	762
* Alaska Air Group Inc.	15,867	678
Acuity Brands Inc.	9,979	660
* Hexcel Corp.	23,468	607
Woodward Inc.	16,297	596
* Middleby Corp.	4,409	562
* Old Dominion Freight Line Inc.	16,780	561
CLARCOR Inc.	11,831	549
HEICO Corp.	12,405	511
Watsco Inc.	6,924	496
* US Airways Group Inc.	38,224	493
* Avis Budget Group Inc.	24,994	473
* USG Corp.	17,446	468
* Chart Industries Inc.	7,041	426
* Portfolio Recovery Associates Inc.	4,029	398
Healthcare Services Group Inc.	15,813	372
Applied Industrial Technologies Inc.	9,152	366
* Advisory Board Co.	8,080	366
Belden Inc.	9,539	359
* Beacon Roofing Supply Inc.	11,035	340
Corporate Executive Board Co.	7,891	338
* Tetra Tech Inc.	12,173	314
Franklin Electric Co. Inc.	5,233	312
Brink's Co.	11,129	306
HNI Corp.	10,144	302
* MasTec Inc.	12,899	295
Herman Miller Inc.	13,736	290
* Hub Group Inc. Class A	8,736	283
Allegiant Travel Co. Class A	3,521	261
* Acacia Research Corp.	11,704	260
Mine Safety Appliances Co.	6,500	251
* RBC Bearings Inc.	5,224	243
Lindsay Corp.	2,994	237
Deluxe Corp.	8,057	232
Titan International Inc.	11,242	229
Forward Air Corp.	6,849	228
AZZ Inc.	5,946	227
Kaman Corp.	6,214	225
Raven Industries Inc.	8,536	222
Robbins & Myers Inc.	3,718	221
Knight Transportation Inc.	13,619	205
Interface Inc. Class A	13,803	203
* On Assignment Inc.	10,113	202
Werner Enterprises Inc.	8,967	194
* Teledyne Technologies Inc.	3,014	190
* Trimas Corp.	6,990	181
* II-VI Inc.	10,557	181

* Huron Consulting Group Inc.	5,403	178
Tennant Co.	4,441	169
* Exponent Inc.	3,161	169
* Team Inc.	4,688	168
* Blount International Inc.	11,526	164
* Spirit Airlines Inc.	9,796	164
Insperity Inc.	5,347	161
AO Smith Corp.	2,524	159
* Swift Transportation Co.	18,611	157
* DigitalGlobe Inc.	5,907	147
Sauer-Danfoss Inc.	2,749	144
* EnerSys Inc.	4,110	143
* Trex Co. Inc.	3,513	143
Mueller Water Products Inc. Class A	24,091	134
* Wabash National Corp.	16,089	130
Sun Hydraulics Corp.	4,873	127
* Dycom Industries Inc.	6,911	124
Heartland Express Inc.	8,735	120
* Nortek Inc.	1,825	119
TAL International Group Inc.	3,453	118
Knoll Inc.	7,857	113
John Bean Technologies Corp.	6,812	111
* Encore Capital Group Inc.	4,091	109
* Taser International Inc.	13,076	108
* GenCorp Inc.	11,162	103
* DXP Enterprises Inc.	2,072	100
* EnPro Industries Inc.	2,545	100
Gorman-Rupp Co.	3,579	100
* TrueBlue Inc.	6,945	99
Cubic Corp.	2,008	98
Textainer Group Holdings Ltd.	3,256	98
* InnerWorkings Inc.	7,477	97
Actuant Corp. Class A	3,311	95
AAON Inc.	4,377	92
* Titan Machinery Inc.	3,982	88
Generac Holdings Inc.	2,664	87
* Thermon Group Holdings Inc.	3,465	86
McGrath RentCorp	3,005	84
* ACCO Brands Corp.	12,221	82
* Standard Parking Corp.	3,688	82
Celadon Group Inc.	4,724	82
* Mistras Group Inc.	3,678	80
* Kforce Inc.	6,193	80
ESCO Technologies Inc.	2,016	74
* Capstone Turbine Corp.	70,422	68
* XPO Logistics Inc.	4,147	66
Altra Holdings Inc.	3,455	65
* GP Strategies Corp.	3,153	63
* Echo Global Logistics Inc.	3,462	61
US Ecology Inc.	2,695	59
H&E Equipment Services Inc.	3,768	59
* MYR Group Inc.	2,656	57
* Builders FirstSource Inc.	10,548	55
Barrett Business Services Inc.	1,645	55
* Aerovironment Inc.	2,438	50
* Astronics Corp.	2,423	49
* Odyssey Marine Exploration Inc.	17,206	48

* Commercial Vehicle Group Inc.	5,745	46
* Moog Inc. Class A	1,205	44
* Proto Labs Inc.	1,186	43
* Zipcar Inc.	5,237	43
Graham Corp.	2,340	42
* RPX Corp.	4,571	42
* Hawaiian Holdings Inc.	6,559	41
* Park-Ohio Holdings Corp.	1,922	40
* Republic Airways Holdings Inc.	6,282	36
* Powell Industries Inc.	906	36
Mueller Industries Inc.	755	36
Acorn Energy Inc.	4,218	34
* Ameresco Inc. Class A	3,611	34
Standex International Corp.	674	33
* Rexnord Corp.	1,487	32
Simpson Manufacturing Co. Inc.	969	32
* KEYW Holding Corp.	2,462	32
Steelcase Inc. Class A	2,489	29
* Roadrunner Transportation Systems Inc.	1,596	29
* Franklin Covey Co.	2,300	28
Comfort Systems USA Inc.	2,602	28
Primoris Services Corp.	1,914	28
* Heritage-Crystal Clean Inc.	1,816	27
* Aegion Corp. Class A	1,313	27
* EnerNOC Inc.	2,231	25
* CAI International Inc.	1,210	24
American Science & Engineering Inc.	371	24
* Meritor Inc.	5,404	23
* AT Cross Co. Class A	2,139	21
Coleman Cable Inc.	2,071	19
* WageWorks Inc.	1,013	19
Houston Wire & Cable Co.	1,528	17
United Stationers Inc.	558	17
* TMS International Corp. Class A	1,545	17
* EnergySolutions Inc.	5,159	17
* Patrick Industries Inc.	951	17
Dynamic Materials Corp.	1,177	16
* TRC Cos. Inc.	3,071	16
* CPI Aerostructures Inc.	1,587	15
Aceto Corp.	1,509	15
* Saia Inc.	691	15
Great Lakes Dredge & Dock Corp.	1,592	14
Ceco Environmental Corp.	1,454	14
* Wesco Aircraft Holdings Inc.	1,060	14
Intersections Inc.	1,459	13
* Quality Distribution Inc.	1,913	13
* Performant Financial Corp.	1,216	12
CIRCOR International Inc.	314	11
* American Woodmark Corp.	391	11
* PGT Inc.	2,398	11
Argan Inc.	528	10
CDI Corp.	559	9
National Presto Industries Inc.	117	9
SkyWest Inc.	772	9
Omega Flex Inc.	686	9
* Federal Signal Corp.	1,497	9
Cascade Corp.	132	9

* Astronics Corp. Class B	425	8
* FuelCell Energy Inc.	9,645	8
* Flow International Corp.	2,501	8
Sypris Solutions Inc.	1,713	7
SeaCube Container Leasing Ltd.	371	7
* Edgen Group Inc.	928	6
* LMI Aerospace Inc.	273	5
* Vicor Corp.	900	5
* Enphase Energy Inc.	1,593	4
Multi-Color Corp.	192	4
SIFCO Industries Inc.	264	4
* Sterling Construction Co. Inc.	436	4
* American Reprographics Co.	1,594	4
* Pacer International Inc.	1,068	4
Insteel Industries Inc.	281	3
Preformed Line Products Co.	59	3
* American Superconductor Corp.	1,044	3
* BlueLinx Holdings Inc.	1,232	3
Met-Pro Corp.	311	3
* Casella Waste Systems Inc. Class A	484	2
* Rand Logistics Inc.	271	2
* Hill International Inc.	333	1
Compx International Inc.	49	1
		24,051
Information Technology (21.8%)
* CommVault Systems Inc.	10,526	698
* WEX Inc.	9,160	659
* Ultimate Software Group Inc.	6,271	593
* CoStar Group Inc.	6,648	577
* Parametric Technology Corp.	28,183	570
* Aspen Technology Inc.	20,801	541
* Aruba Networks Inc.	26,330	513
MAXIMUS Inc.	7,994	503
* 3D Systems Corp.	11,021	493
* Cirrus Logic Inc.	15,184	476
FEI Co.	8,389	462
* Hittite Microwave Corp.	7,421	450
InterDigital Inc.	10,444	446
* Semtech Corp.	15,429	422
* Cavium Inc.	11,708	412
* ACI Worldwide Inc.	9,362	404
* Microsemi Corp.	20,922	400
* QLIK Technologies Inc.	20,100	389
* Stratasys Inc.	5,014	376
Cognex Corp.	10,087	361
Fair Isaac Corp.	8,074	346
* Sourcefire Inc.	6,960	343
* VirnetX Holding Corp.	9,881	341
* ViaSat Inc.	8,835	338
* Tyler Technologies Inc.	7,089	333
* Sapient Corp.	29,007	307
* Kenexa Corp.	6,437	296
ADTRAN Inc.	15,004	295
* OSI Systems Inc.	4,676	286
* Manhattan Associates Inc.	4,784	274
j2 Global Inc.	9,020	273
Heartland Payment Systems Inc.	9,129	270

Littelfuse Inc.	4,618	266
* Ciena Corp.	17,628	262
* VistaPrint NV	8,047	250
Anixter International Inc.	4,052	247
* DealerTrack Holdings Inc.	8,925	240
* OpenTable Inc.	5,315	239
* Cardtronics Inc.	10,389	238
Blackbaud Inc.	10,629	237
* Liquidity Services Inc.	5,549	228
NIC Inc.	15,179	228
* Take-Two Interactive Software Inc.	18,413	228
* Universal Display Corp.	9,354	223
* Cornerstone OnDemand Inc.	7,924	222
Syntel Inc.	3,635	219
* Netscout Systems Inc.	8,648	217
* Ancestry.com Inc.	6,814	215
* Synaptics Inc.	7,937	212
Power Integrations Inc.	6,684	208
Loral Space & Communications Inc.	2,443	208
* BroadSoft Inc.	6,472	205
* Ultratech Inc.	6,177	203
* ValueClick Inc.	10,635	201
* Cymer Inc.	2,246	197
* Comverse Technology Inc.	51,619	184
MTS Systems Corp.	3,789	183
Cabot Microelectronics Corp.	5,552	181
* MicroStrategy Inc. Class A	2,008	178
* Mentor Graphics Corp.	11,852	177
* TiVo Inc.	14,681	172
* LivePerson Inc.	12,958	171
* RealPage Inc.	8,444	167
* Advent Software Inc.	7,438	166
Badger Meter Inc.	3,420	154
* Monolithic Power Systems Inc.	7,191	152
* Ixia	9,930	149
* Comverse Inc.	5,162	148
* ExlService Holdings Inc.	5,500	148
* Ellie Mae Inc.	5,924	147
OPNET	3,521	146
* Verint Systems Inc.	5,137	143
* FARO Technologies Inc.	3,985	141
* NETGEAR Inc.	4,007	140
* Guidewire Software Inc.	4,567	137
Monotype Imaging Holdings Inc.	8,611	132
* Infinera Corp.	23,227	130
* Web.com Group Inc.	8,255	125
* Cray Inc.	8,720	124
* Websense Inc.	8,763	122
* Global Cash Access Holdings Inc.	15,486	122
* Synchronoss Technologies Inc.	6,508	119
* Bankrate Inc.	9,551	115
* iGATE Corp.	7,570	113
Plantronics Inc.	3,354	113
* LogMeIn Inc.	5,197	111
* Interactive Intelligence Group Inc.	3,458	111
* comScore Inc.	8,321	111
Micrel Inc.	11,434	110

* SPS Commerce Inc.	2,918	108
* Volterra Semiconductor Corp.	5,973	105
Cass Information Systems Inc.	2,189	103
* JDA Software Group Inc.	2,285	102
* Measurement Specialties Inc.	3,143	98
* Constant Contact Inc.	7,162	95
* RealD Inc.	8,913	94
* Procera Networks Inc.	4,536	94
* Angie's List Inc.	8,378	93
Forrester Research Inc.	3,317	93
* Dice Holdings Inc.	10,745	92
* Tangoe Inc.	7,027	92
* PROS Holdings Inc.	5,144	91
* Unisys Corp.	5,263	91
* InvenSense Inc.	8,572	86
* CSG Systems International Inc.	4,609	86
* Stamps.com Inc.	3,337	85
* TNS Inc.	5,758	84
Ebix Inc.	4,992	84
* Plexus Corp.	3,600	83
* Vocus Inc.	4,858	83
Pegasystems Inc.	4,049	82
* Extreme Networks	22,187	80
* GT Advanced Technologies Inc.	23,632	80
* PDF Solutions Inc.	5,682	79
* Silicon Image Inc.	16,402	76
* Coherent Inc.	1,625	75
* Rogers Corp.	1,622	72
* Imperva Inc.	2,293	70
* Move Inc.	9,253	70
* Virtusa Corp.	4,389	69
* SciQuest Inc.	4,211	69
* Envestnet Inc.	4,866	68
* Higher One Holdings Inc.	7,572	67
* Veeco Instruments Inc.	2,339	67
* DTS Inc.	4,306	66
* MIPS Technologies Inc. Class A	8,640	65
* Perficient Inc.	5,809	63
* Ceva Inc.	4,120	62
* ServiceSource International Inc.	11,698	60
* NVE Corp.	1,130	60
* CalAmp Corp.	6,728	58
* Bottomline Technologies Inc.	2,359	58
* Actuate Corp.	10,797	57
* Super Micro Computer Inc.	6,109	57
* Responsys Inc.	8,431	55
* Jive Software Inc.	3,799	55
* Saba Software Inc.	6,974	54
* Lionbridge Technologies Inc.	13,235	54
* QLogic Corp.	5,597	53
* SS&C Technologies Holdings Inc.	2,177	51
* Computer Task Group Inc.	2,749	50
* Globecomm Systems Inc.	4,190	50
* Maxwell Technologies Inc.	6,835	50
* Active Network Inc.	9,172	49
* Arris Group Inc.	3,483	49
* XO Group Inc.	6,148	49

*	ExactTarget Inc.	2,291	47
*	Demand Media Inc.	5,235	47
*	PLX Technology Inc.	9,751	45
	American Software Inc. Class A	5,508	44
*	ShoreTel Inc.	9,962	43
*	Parkervision Inc.	17,856	41
*	Immersion Corp.	6,193	41
*	Demandware Inc.	1,454	40
*	Zix Corp.	14,344	39
*	Internap Network Services Corp.	6,311	38
*	Guidance Software Inc.	3,367	37
*	KVH Industries Inc.	2,965	37
*	Yelp Inc.	1,979	37
*	support.com Inc.	8,060	35
*	MEMC Electronic Materials Inc.	12,062	35
*	Millennial Media Inc.	2,543	35
*	RF Micro Devices Inc.	8,088	35
*	Callidus Software Inc.	8,163	34
*,^ Glu Mobile Inc.		11,892	34
*	Infoblox Inc.	1,735	33
*	PRGX Global Inc.	4,930	31
*	Datalink Corp.	3,614	31
	Digimarc Corp.	1,674	31
*	Travelzoo Inc.	1,681	29
*	Market Leader Inc.	4,411	29
*,^ Ubiquiti Networks Inc.		2,476	29
	Mesa Laboratories Inc.	613	29
*	Eloqua Inc.	1,576	28
*	Numerex Corp. Class A	2,372	27
	Unwired Planet Inc.	19,227	26
*	Carbonite Inc.	2,695	26
*	AVG Technologies NV	1,811	25
*	EPAM Systems Inc.	1,158	24
	Telular Corp.	2,377	24
*	Calix Inc.	3,217	24
*	Intermolecular Inc.	3,286	23
*	Bazaarvoice Inc.	2,313	23
*	VASCO Data Security International Inc.	3,006	23
*	CACI International Inc. Class A	433	22
	Daktronics Inc.	2,093	22
	Blucora Inc.	1,462	22
*	Ipass Inc.	11,444	21
*	Neonode Inc.	5,364	21
*	Hackett Group Inc.	5,832	21
*	SunPower Corp. Class A	4,371	20
*	Innodata Inc.	5,287	20
*	QuickLogic Corp.	9,127	19
*	FalconStor Software Inc.	7,580	18
	QAD Inc. Class A	1,340	18
*	Inphi Corp.	2,245	17
*	MoneyGram International Inc.	1,447	17
	Aware Inc.	2,521	17
*	Spark Networks Inc.	2,747	16
*	Electronics for Imaging Inc.	883	16
*	Rosetta Stone Inc.	1,263	16
*	Proofpoint Inc.	1,432	16
*	Echelon Corp.	4,839	14

Tessco Technologies Inc.	663	14
* Intermec Inc.	1,848	14
* Exa Corp.	1,094	14
* Brightcove Inc.	1,342	13
* Ruckus Wireless Inc.	979	13
* Mattersight Corp.	2,306	12
* E2open Inc.	822	12
* Zygo Corp.	711	10
* Synacor Inc.	1,550	10
* Exar Corp.	1,198	10
* ATMI Inc.	493	10
* Rambus Inc.	1,947	9
* Peregrine Semiconductor Corp.	537	9
* Anaren Inc.	445	9
* Sonus Networks Inc.	4,620	8
* Multi-Fineline Electronix Inc.	443	8
EPIQ Systems Inc.	618	7
Electro Rent Corp.	455	7
* MaxLinear Inc.	977	5
* Key Tronic Corp.	480	5
* Quantum Corp.	3,568	4
* M/A-COM Technology Solutions Holdings Inc.	279	4
* Silicon Graphics International Corp.	452	4
* GSI Group Inc.	421	3
* Audience Inc.	327	3
* Ambient Corp.	725	3
* Pervasive Software Inc.	283	2
* MeetMe Inc.	664	2
* Envivio Inc.	633	1
		29,510
Materials (4.7%)
Eagle Materials Inc.	11,522	613
HB Fuller Co.	11,749	386
PolyOne Corp.	16,583	334
* Chemtura Corp.	16,148	328
Olin Corp.	12,938	268
Balchem Corp.	6,891	246
Innophos Holdings Inc.	5,133	246
Georgia Gulf Corp.	5,096	234
American Vanguard Corp.	6,555	218
Schweitzer-Mauduit International Inc.	5,436	204
* Coeur d'Alene Mines Corp.	8,700	202
* SunCoke Energy Inc.	11,649	189
Stepan Co.	1,869	187
Deltic Timber Corp.	2,566	177
* Clearwater Paper Corp.	4,392	175
Koppers Holdings Inc.	4,888	173
AMCOL International Corp.	5,600	169
* Calgon Carbon Corp.	11,287	153
Buckeye Technologies Inc.	5,420	150
* Flotek Industries Inc.	11,649	135
Myers Industries Inc.	7,892	117
Gold Resource Corp.	7,028	111
Haynes International Inc.	2,383	111
* Headwaters Inc.	14,384	109
* TPC Group Inc.	2,201	106
Hawkins Inc.	2,158	86

* LSB Industries Inc.	2,546	85
Wausau Paper Corp.	9,851	83
* OMNOVA Solutions Inc.	10,886	81
* Paramount Gold and Silver Corp.	30,772	71
Neenah Paper Inc.	2,235	63
* AEP Industries Inc.	980	59
Noranda Aluminum Holding Corp.	7,824	46
* Midway Gold Corp.	30,031	45
Quaker Chemical Corp.	853	42
* US Silica Holdings Inc.	2,771	40
* Arabian American Development Co.	4,695	38
* ADA-ES Inc.	2,117	35
KMG Chemicals Inc.	1,843	34
PH Glatfelter Co.	1,700	29
Zep Inc.	2,169	27
* US Antimony Corp.	12,752	25
* Innospec Inc.	679	22
AK Steel Holding Corp.	4,319	17
* United States Lime & Minerals Inc.	391	17
* Handy & Harman Ltd.	1,139	16
* Landec Corp.	1,520	15
Globe Specialty Metals Inc.	1,033	14
* GSE Holding Inc.	1,931	14
Metals USA Holdings Corp.	702	11
* General Moly Inc.	2,536	10
Materion Corp.	443	9
* Gold Reserve Inc. Class A	1,678	6
		6,381
Telecommunication Services (0.8%)
Cogent Communications Group Inc.	11,027	233
* 8x8 Inc.	16,651	110
Consolidated Communications Holdings Inc.	6,117	92
* Cincinnati Bell Inc.	16,718	89
Atlantic Tele-Network Inc.	2,119	78
* General Communication Inc. Class A	8,691	73
NTELOS Holdings Corp.	3,479	45
* inContact Inc.	8,219	43
* magicJack VocalTec Ltd.	2,453	42
* Towerstream Corp.	11,161	38
Lumos Networks Corp.	3,597	35
Primus Telecommunications Group Inc.	2,862	33
* Fairpoint Communications Inc.	4,196	31
HickoryTech Corp.	3,181	31
IDT Corp. Class B	3,340	31
* Boingo Wireless Inc.	3,737	27
* Premiere Global Services Inc.	2,742	23
* Leap Wireless International Inc.	3,289	21
* ORBCOMM Inc.	4,254	14
* Iridium Communications Inc.	1,685	10
* Cbeyond Inc.	467	4
		1,103
Utilities (0.3%)
California Water Service Group	4,934	89
South Jersey Industries Inc.	1,562	78
Piedmont Natural Gas Co. Inc.	1,415	44
Connecticut Water Service Inc.	1,317	41

York Water Co.		2,270	40
Atlantic Power Corp.		2,307	27
SJW Corp.		1,036	25
* Cadiz Inc.		2,865	24
Ormat Technologies Inc.		1,187	22
American States Water Co.		472	21
Otter Tail Corp.		535	13
* American DG Energy Inc.		5,596	12
			436
Total Common Stocks (Cost $131,411)			135,278
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $181)	0.167%	181,202	181

Total Investments (100.1%) (Cost $131,592)			135,459
Other Assets and Liabilities-Net (-0.1%)[2]			(166)
Net Assets (100%)			135,293

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $174,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $181,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $131,592,000. Net unrealized appreciation of investment securities for tax purposes was $3,867,000, consisting of unrealized gains of $11,944,000 on securities that had risen in value since their purchase and $8,077,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (12.5%)
Comcast Corp. Class A	47,715	1,774
Home Depot Inc.	27,198	1,770
* Amazon.com Inc.	6,429	1,620
Walt Disney Co.	31,759	1,577
McDonald's Corp.	18,057	1,572
News Corp. Class A	37,219	917
Time Warner Inc.	17,057	807
Lowe's Cos. Inc.	21,303	769
Ford Motor Co.	66,658	763
Target Corp.	11,749	742
Starbucks Corp.	13,478	699
NIKE Inc. Class B	6,426	626
* priceline.com Inc.	885	587
TJX Cos. Inc.	13,166	584
* DIRECTV	11,639	578
Yum! Brands Inc.	8,184	549
Time Warner Cable Inc.	5,553	527
Viacom Inc. Class B	9,379	484
CBS Corp. Class B	11,517	414
* General Motors Co.	13,606	352
Johnson Controls Inc.	12,087	333
Las Vegas Sands Corp.	7,061	329
Coach Inc.	5,107	295
Carnival Corp.	7,385	285
Macy's Inc.	7,367	285
* Discovery Communications Inc. Class A	4,531	274
McGraw-Hill Cos. Inc.	4,970	264
* Liberty Global Inc. Class A	4,662	261
* AutoZone Inc.	677	260
VF Corp.	1,558	250
* Bed Bath & Beyond Inc.	4,131	243
Omnicom Group Inc.	4,845	241
Ross Stores Inc.	4,026	229
Mattel Inc.	6,052	227
Limited Brands Inc.	4,290	224
* Liberty Media Corp. - Liberty Capital Class A	1,929	212
* O'Reilly Automotive Inc.	2,113	199
* Delphi Automotive plc	5,833	198
Harley-Davidson Inc.	4,114	193
Kohl's Corp.	4,323	193
* Liberty Interactive Corp. Class A	9,927	192
Starwood Hotels & Resorts Worldwide Inc.	3,512	189
* Sirius XM Radio Inc.	67,538	188
Gap Inc.	5,383	185
Thomson Reuters Corp.	6,597	182
Genuine Parts Co.	2,771	180
Virgin Media Inc.	4,936	174
Ralph Lauren Corp. Class A	1,096	172
* Dollar Tree Inc.	4,122	172

* Dollar General Corp.	3,282	164
Marriott International Inc. Class A	4,517	164
Wynn Resorts Ltd.	1,417	159
Nordstrom Inc.	2,795	151
* Chipotle Mexican Grill Inc. Class A	564	149
* CarMax Inc.	4,055	147
PVH Corp.	1,251	143
Staples Inc.	12,246	143
Whirlpool Corp.	1,373	140
PetSmart Inc.	1,926	136
* BorgWarner Inc.	2,037	135
* DISH Network Corp. Class A	3,629	134
Tiffany & Co.	2,252	133
Wyndham Worldwide Corp.	2,593	127
Family Dollar Stores Inc.	1,718	122
Darden Restaurants Inc.	2,286	121
* LKQ Corp.	5,239	115
Tractor Supply Co.	1,281	115
Newell Rubbermaid Inc.	5,152	112
Ulta Salon Cosmetics & Fragrance Inc.	1,118	112
Lennar Corp. Class A	2,875	109
* PulteGroup Inc.	6,081	102
Polaris Industries Inc.	1,150	98
Foot Locker Inc.	2,699	97
Expedia Inc.	1,554	96
DR Horton Inc.	4,939	96
Advance Auto Parts Inc.	1,307	96
Royal Caribbean Cruises Ltd.	2,691	95
* TRW Automotive Holdings Corp.	1,790	91
Scripps Networks Interactive Inc. Class A	1,510	89
H&R Block Inc.	4,876	88
* Mohawk Industries Inc.	1,013	87
Dick's Sporting Goods Inc.	1,650	87
Interpublic Group of Cos. Inc.	7,873	85
* Fossil Inc.	971	84
* NVR Inc.	91	82
Signet Jewelers Ltd.	1,513	81
* Toll Brothers Inc.	2,554	81
* Panera Bread Co. Class A	504	81
* Netflix Inc.	987	81
* Michael Kors Holdings Ltd.	1,507	80
Hasbro Inc.	2,051	79
Lear Corp.	1,771	77
Garmin Ltd.	1,937	75
Jarden Corp.	1,416	75
Gannett Co. Inc.	4,175	75
American Eagle Outfitters Inc.	3,483	74
* MGM Resorts International	7,063	72
* Under Armour Inc. Class A	1,381	72
* Urban Outfitters Inc.	1,892	71
Williams-Sonoma Inc.	1,572	71
* Sally Beauty Holdings Inc.	2,752	70
Leggett & Platt Inc.	2,491	69
Abercrombie & Fitch Co.	1,508	69
International Game Technology	4,746	66
Tupperware Brands Corp.	994	64
Best Buy Co. Inc.	4,786	63

* Hanesbrands Inc.	1,734	63
* Charter Communications Inc. Class A	867	61
* Penn National Gaming Inc.	1,172	60
* TripAdvisor Inc.	1,541	59
GameStop Corp. Class A	2,213	58
Chico's FAS Inc.	2,980	56
Cinemark Holdings Inc.	2,042	56
* Goodyear Tire & Rubber Co.	4,349	55
* Lamar Advertising Co. Class A	1,369	54
Service Corp. International	3,858	54
* AMC Networks Inc. Class A	1,015	54
* Warnaco Group Inc.	730	52
JC Penney Co. Inc.	2,836	51
Harman International Industries Inc.	1,253	50
Cablevision Systems Corp. Class A	3,575	49
* Madison Square Garden Co. Class A	1,078	47
* Visteon Corp.	933	47
Dillard's Inc. Class A	524	47
* Carter's Inc.	860	46
Gentex Corp.	2,563	45
* Ascena Retail Group Inc.	2,184	44
Six Flags Entertainment Corp.	705	43
GNC Holdings Inc. Class A	1,225	43
Domino's Pizza Inc.	1,029	43
* Tesla Motors Inc.	1,257	43
Brunswick Corp.	1,587	41
Dunkin' Brands Group Inc.	1,266	40
Brinker International Inc.	1,340	40
DSW Inc. Class A	586	40
* Cabela's Inc.	829	40
Aaron's Inc.	1,352	39
* Liberty Ventures Class A	662	39
Wolverine World Wide Inc.	865	37
Dana Holding Corp.	2,625	37
Rent-A-Center Inc.	1,056	37
Vail Resorts Inc.	640	36
* Life Time Fitness Inc.	762	36
John Wiley & Sons Inc. Class A	835	36
HSN Inc.	674	36
Pool Corp.	844	35
Sotheby's	1,204	35
* Tenneco Inc.	1,079	35
Pier 1 Imports Inc.	1,726	33
Cheesecake Factory Inc.	960	33
* Bally Technologies Inc.	727	33
* Apollo Group Inc. Class A	1,707	33
* Steven Madden Ltd.	698	31
* Vitamin Shoppe Inc.	524	31
DeVry Inc.	1,164	30
* Big Lots Inc.	1,059	30
Men's Wearhouse Inc.	905	29
* Hyatt Hotels Corp. Class A	803	29
* ANN Inc.	867	29
Thor Industries Inc.	762	29
* Tempur-Pedic International Inc.	1,059	28
Guess? Inc.	1,090	28
Washington Post Co. Class B	76	28

Cooper Tire & Rubber Co.	1,108	28
Morningstar Inc.	427	27
* Sears Holdings Corp.	644	27
* Select Comfort Corp.	1,008	27
Ryland Group Inc.	793	27
* Lumber Liquidators Holdings Inc.	490	26
* Coinstar Inc.	557	26
* Deckers Outdoor Corp.	684	26
* Iconix Brand Group Inc.	1,260	25
Buckle Inc.	494	25
* Hibbett Sports Inc.	470	25
Group 1 Automotive Inc.	408	25
* Lions Gate Entertainment Corp.	1,508	25
Weight Watchers International Inc.	473	25
* AutoNation Inc.	624	24
* Genesco Inc.	435	24
MDC Holdings Inc.	680	24
* Buffalo Wild Wings Inc.	330	24
* Express Inc.	1,590	24
* Fifth & Pacific Cos. Inc.	1,932	23
Wendy's Co.	4,980	23
Regal Entertainment Group Class A	1,450	23
Penske Automotive Group Inc.	755	22
* Live Nation Entertainment Inc.	2,488	22
* Jack in the Box Inc.	786	22
* Crocs Inc.	1,602	21
* Jos A Bank Clothiers Inc.	495	21
* Orient-Express Hotels Ltd. Class A	1,727	21
Cracker Barrel Old Country Store Inc.	342	21
* Children's Place Retail Stores Inc.	432	21
Hillenbrand Inc.	987	21
* DreamWorks Animation SKG Inc. Class A	1,208	21
* Saks Inc.	1,958	21
Meredith Corp.	650	20
* Aeropostale Inc.	1,452	20
Sturm Ruger & Co. Inc.	341	20
KB Home	1,380	20
* New York Times Co. Class A	2,437	20
Bob Evans Farms Inc.	518	20
* Meritage Homes Corp.	549	19
* Marriott Vacations Worldwide Corp.	473	19
Finish Line Inc. Class A	903	19
Texas Roadhouse Inc. Class A	1,109	18
* Valassis Communications Inc.	707	18
Monro Muffler Brake Inc.	549	18
* Helen of Troy Ltd.	564	17
Jones Group Inc.	1,459	17
* DineEquity Inc.	272	17
* Shutterfly Inc.	636	17
Arbitron Inc.	471	17
* Office Depot Inc.	5,044	17
* Papa John's International Inc.	319	17
Ryman Hospitality Properties	508	17
Regis Corp.	1,023	17
* Grand Canyon Education Inc.	710	17
* WMS Industries Inc.	979	17
* Francesca's Holdings Corp.	619	16

* Pandora Media Inc.	1,813	16
* Ascent Capital Group Inc. Class A	253	15
Choice Hotels International Inc.	475	15
OfficeMax Inc.	1,539	15
Matthews International Corp. Class A	502	15
* BJ's Restaurants Inc.	436	15
* Asbury Automotive Group Inc.	495	15
* Dorman Products Inc.	436	15
Churchill Downs Inc.	232	15
Brown Shoe Co. Inc.	762	15
* Pinnacle Entertainment Inc.	1,112	14
National CineMedia Inc.	997	14
Cato Corp. Class A	488	14
Sonic Automotive Inc. Class A	716	14
Stage Stores Inc.	545	14
Lithia Motors Inc. Class A	386	14
* Standard Pacific Corp.	2,055	14
* La-Z-Boy Inc.	920	14
Oxford Industries Inc.	249	14
* SHFL Entertainment Inc.	977	13
International Speedway Corp. Class A	493	13
* Skechers U.S.A. Inc. Class A	673	13
Interval Leisure Group Inc.	689	13
Scholastic Corp.	461	13
Columbia Sportswear Co.	218	13
* Steiner Leisure Ltd.	272	13
Ethan Allen Interiors Inc.	431	12
* American Axle & Manufacturing Holdings Inc.	1,185	12
* Smith & Wesson Holding Corp.	1,153	12
True Religion Apparel Inc.	459	12
Belo Corp. Class A	1,663	12
* HomeAway Inc.	573	12
Ameristar Casinos Inc.	586	12
* AFC Enterprises Inc.	433	11
* G-III Apparel Group Ltd.	295	11
* Drew Industries Inc.	342	11
Strayer Education Inc.	211	11
* American Public Education Inc.	321	11
* Sonic Corp.	1,078	11
Movado Group Inc.	313	11
CEC Entertainment Inc.	327	10
Stewart Enterprises Inc. Class A	1,339	10
* Vera Bradley Inc.	360	10
Sinclair Broadcast Group Inc. Class A	904	10
Pep Boys-Manny Moe & Jack	942	10
American Greetings Corp. Class A	571	10
* Krispy Kreme Doughnuts Inc.	1,075	10
Allison Transmission Holdings Inc.	468	10
* iRobot Corp.	509	10
* Quiksilver Inc.	2,357	9
Core-Mark Holding Co. Inc.	206	9
* Hovnanian Enterprises Inc. Class A	1,792	9
* Ruby Tuesday Inc.	1,155	9
Fred's Inc. Class A	667	9
* Blue Nile Inc.	225	9
* Tumi Holdings Inc.	393	9
* Arctic Cat Inc.	233	9

* Red Robin Gourmet Burgers Inc.	267	9
* M/I Homes Inc.	389	9
* K12 Inc.	489	8
* LeapFrog Enterprises Inc.	928	8
* Denny's Corp.	1,760	8
* Zumiez Inc.	400	8
* rue21 inc	284	8
* Conn's Inc.	287	8
* ITT Educational Services Inc.	447	8
* Scientific Games Corp. Class A	963	8
* Biglari Holdings Inc.	22	8
* Winnebago Industries Inc.	549	8
* Multimedia Games Holding Co. Inc.	512	8
* Barnes & Noble Inc.	521	7
* Libbey Inc.	381	7
* Maidenform Brands Inc.	403	7
Callaway Golf Co.	1,084	7
Standard Motor Products Inc.	371	7
Superior Industries International Inc.	381	7
Hot Topic Inc.	709	7
* Beazer Homes USA Inc.	466	7
* Five Below Inc.	186	7
* Gentherm Inc.	560	7
* Cavco Industries Inc.	124	6
* Modine Manufacturing Co.	846	6
* Capella Education Co.	224	6
* Mattress Firm Holding Corp.	200	6
Shoe Carnival Inc.	257	6
* Boyd Gaming Corp.	1,025	6
Haverty Furniture Cos. Inc.	318	5
* Bloomin' Brands Inc.	336	5
* America's Car-Mart Inc.	142	5
* Digital Generation Inc.	484	5
* Bravo Brio Restaurant Group Inc.	374	5
Destination Maternity Corp.	229	5
NACCO Industries Inc. Class A	95	5
* EW Scripps Co. Class A	484	5
* Tuesday Morning Corp.	780	5
JAKKS Pacific Inc.	386	5
* Wet Seal Inc. Class A	1,638	5
* Universal Electronics Inc.	272	5
* Perry Ellis International Inc.	221	5
MDC Partners Inc. Class A	448	5
* Ruth's Hospitality Group Inc.	632	5
* Caribou Coffee Co. Inc.	393	5
Clear Channel Outdoor Holdings Inc. Class A	724	5
* Carmike Cinemas Inc.	307	5
* Fiesta Restaurant Group Inc.	303	5
Marcus Corp.	385	5
Fisher Communications Inc.	174	4
* Sears Hometown and Outlet Stores Inc.	137	4
Big 5 Sporting Goods Corp.	307	4
* Exide Technologies	1,467	4
World Wrestling Entertainment Inc. Class A	518	4
* Caesars Entertainment Corp.	679	4
Town Sports International Holdings Inc.	407	4
CSS Industries Inc.	192	4

Harte-Hanks Inc.	724	4
* LIN TV Corp. Class A	590	4
Nutrisystem Inc.	474	4
* Journal Communications Inc. Class A	666	4
RadioShack Corp.	1,830	4
* Fuel Systems Solutions Inc.	244	4
* Citi Trends Inc.	264	4
* Stein Mart Inc.	430	4
PetMed Express Inc.	318	4
* Unifi Inc.	265	4
* Zagg Inc.	506	4
Universal Technical Institute Inc.	385	4
* McClatchy Co. Class A	1,048	3
* Corinthian Colleges Inc.	1,500	3
* Casual Male Retail Group Inc.	845	3
* Restoration Hardware Holdings Inc.	87	3
Saga Communications Inc. Class A	70	3
* Groupon Inc.	756	3
* Entercom Communications Corp. Class A	483	3
* Rentrak Corp.	159	3
Speedway Motorsports Inc.	188	3
Spartan Motors Inc.	604	3
Bon-Ton Stores Inc.	249	3
Weyco Group Inc.	124	3
Blyth Inc.	178	3
* Kayak Software Corp.	70	3
* West Marine Inc.	275	3
* Black Diamond Inc.	345	3
* Bluegreen Corp.	300	3
* Steinway Musical Instruments Inc.	122	3
* Chuy's Holdings Inc.	118	3
* Federal-Mogul Corp.	347	3
* Jamba Inc.	1,279	3
* Central European Media Enterprises Ltd. Class A	576	3
* Skullcandy Inc.	307	3
* Stoneridge Inc.	530	3
* Bridgepoint Education Inc.	266	3
* Vitacost.com Inc.	357	3
Mac-Gray Corp.	217	3
Carriage Services Inc. Class A	231	3
bebe stores inc	682	3
* Overstock.com Inc.	169	3
* Teavana Holdings Inc.	172	3
* Body Central Corp.	245	2
* Luby's Inc.	393	2
* VOXX International Corp. Class A	367	2
* Johnson Outdoors Inc. Class A	118	2
* MarineMax Inc.	292	2
* Career Education Corp.	798	2
Hooker Furniture Corp.	168	2
* hhgregg Inc.	312	2
* ReachLocal Inc.	210	2
* Global Sources Ltd.	381	2
Culp Inc.	161	2
* Cumulus Media Inc. Class A	981	2
Bassett Furniture Industries Inc.	185	2
Winmark Corp.	35	2

RG Barry Corp.	127	2
* Kirkland's Inc.	212	2
* Tilly's Inc. Class A	144	2
* Nathan's Famous Inc.	59	2
Outdoor Channel Holdings Inc.	251	2
* Red Lion Hotels Corp.	256	2
* Reading International Inc. Class A	325	2
* Morgans Hotel Group Co.	316	2
Flexsteel Industries Inc.	92	2
* Ignite Restaurant Group Inc.	143	2
* Daily Journal Corp.	20	2
Cherokee Inc.	118	2
* Premier Exhibitions Inc.	613	2
* Sealy Corp.	762	2
* Gordmans Stores Inc.	114	2
Lifetime Brands Inc.	158	2
* Delta Apparel Inc.	107	2
* Carrols Restaurant Group Inc.	238	2
* MTR Gaming Group Inc.	510	1
* Systemax Inc.	141	1
* New York & Co. Inc.	390	1
* Isle of Capri Casinos Inc.	279	1
* Nexstar Broadcasting Group Inc. Class A	152	1
Martha Stewart Living Omnimedia Class A	517	1
* Monarch Casino & Resort Inc.	143	1
Entravision Communications Corp. Class A	901	1
* Geeknet Inc.	75	1
* Education Management Corp.	329	1
* K-Swiss Inc. Class A	412	1
Einstein Noah Restaurant Group Inc.	79	1
Shiloh Industries Inc.	106	1
* Crown Media Holdings Inc. Class A	648	1
Lincoln Educational Services Corp.	285	1
* 1-800-Flowers.com Inc. Class A	352	1
National American University Holdings Inc.	274	1
Marine Products Corp.	189	1
* Del Frisco's Restaurant Group Inc.	63	1
* Orbitz Worldwide Inc.	347	1
* Tower International Inc.	101	1
Frisch's Restaurants Inc.	29	1
* US Auto Parts Network Inc.	279	1
Collectors Universe	48	—
Salem Communications Corp. Class A	91	—
* CafePress Inc.	42	—
* Perfumania Holdings Inc.	46	—
* Beasley Broadcasting Group Inc. Class A	40	—
Value Line Inc.	15	—
* Orchard Supply Hardware Stores Corp. Class A	11	—
* Sears Canada Inc.	2	—
* Dial Global Inc.	10	—
		34,947
Consumer Staples (9.6%)
Procter & Gamble Co.	48,688	3,400
Philip Morris International Inc.	30,306	2,724
Coca-Cola Co.	69,026	2,617
Wal-Mart Stores Inc.	30,031	2,163
PepsiCo Inc.	27,790	1,951

Altria Group Inc.	36,156	1,222
CVS Caremark Corp.	22,771	1,059
Colgate-Palmolive Co.	8,480	920
Mondelez International Inc. Class A	31,504	816
Costco Wholesale Corp.	7,699	801
Kimberly-Clark Corp.	6,968	597
Walgreen Co.	15,330	520
* Kraft Foods Group Inc.	10,502	475
General Mills Inc.	11,502	471
HJ Heinz Co.	5,684	332
Sysco Corp.	10,409	329
Archer-Daniels-Midland Co.	11,701	312
Whole Foods Market Inc.	3,262	305
Lorillard Inc.	2,320	281
Reynolds American Inc.	5,850	256
Mead Johnson Nutrition Co.	3,623	247
Kroger Co.	9,375	246
Estee Lauder Cos. Inc. Class A	4,090	238
Kellogg Co.	4,294	238
ConAgra Foods Inc.	7,381	220
Hershey Co.	2,667	195
Bunge Ltd.	2,593	190
Brown-Forman Corp. Class B	2,661	187
Clorox Co.	2,312	177
JM Smucker Co.	1,991	176
Dr Pepper Snapple Group Inc.	3,764	169
Coca-Cola Enterprises Inc.	5,332	166
Beam Inc.	2,801	157
McCormick & Co. Inc.	2,357	152
Church & Dwight Co. Inc.	2,469	134
* Monster Beverage Corp.	2,562	133
Campbell Soup Co.	3,104	114
Avon Products Inc.	7,673	107
Tyson Foods Inc. Class A	5,164	99
Herbalife Ltd.	2,077	95
Molson Coors Brewing Co. Class B	2,276	94
* Constellation Brands Inc. Class A	2,622	94
Energizer Holdings Inc.	1,162	93
* Green Mountain Coffee Roasters Inc.	2,446	90
Ingredion Inc.	1,358	88
* Ralcorp Holdings Inc.	982	88
Hormel Foods Corp.	2,390	74
Safeway Inc.	4,272	73
* Smithfield Foods Inc.	2,711	61
Hillshire Brands Co.	2,109	59
* Dean Foods Co.	3,279	56
Flowers Foods Inc.	1,993	47
* United Natural Foods Inc.	868	45
Nu Skin Enterprises Inc. Class A	954	43
* Hain Celestial Group Inc.	655	39
* Darling International Inc.	2,090	35
* TreeHouse Foods Inc.	639	34
Casey's General Stores Inc.	677	33
Harris Teeter Supermarkets Inc.	780	30
B&G Foods Inc.	934	27
* Fresh Market Inc.	489	25
PriceSmart Inc.	324	25

Lancaster Colony Corp.	329	25
* Elizabeth Arden Inc.	449	21
Universal Corp.	415	21
Spectrum Brands Holdings Inc.	413	20
Sanderson Farms Inc.	411	20
* Prestige Brands Holdings Inc.	905	20
Snyders-Lance Inc.	785	19
Fresh Del Monte Produce Inc.	678	18
* Post Holdings Inc.	491	17
J&J Snack Foods Corp.	264	17
Vector Group Ltd.	988	16
* Boston Beer Co. Inc. Class A	139	16
Andersons Inc.	331	14
WD-40 Co.	283	13
* Smart Balance Inc.	1,048	13
* Rite Aid Corp.	11,726	12
Cal-Maine Foods Inc.	257	12
Tootsie Roll Industries Inc.	421	11
* Schiff Nutrition International Inc.	224	9
SUPERVALU Inc.	3,774	9
* Central Garden and Pet Co. Class A	709	8
* Medifast Inc.	258	8
Weis Markets Inc.	204	8
* Pilgrim's Pride Corp.	1,115	8
* Dole Food Co. Inc.	673	8
* Star Scientific Inc.	2,716	8
* Susser Holdings Corp.	208	8
* Harbinger Group Inc.	711	6
Diamond Foods Inc.	386	6
Coca-Cola Bottling Co. Consolidated	80	5
Inter Parfums Inc.	264	5
* Chiquita Brands International Inc.	739	5
Spartan Stores Inc.	348	5
* Pantry Inc.	401	5
* Seneca Foods Corp. Class A	166	5
Village Super Market Inc. Class A	135	5
Nash Finch Co.	228	5
Calavo Growers Inc.	194	5
* Alliance One International Inc.	1,415	5
* USANA Health Sciences Inc.	95	4
Ingles Markets Inc. Class A	218	4
* Annie's Inc.	99	4
* National Beverage Corp.	203	3
Nature's Sunshine Products Inc.	196	3
* Nutraceutical International Corp.	177	3
Limoneira Co.	149	3
* Revlon Inc. Class A	193	3
* Chefs' Warehouse Inc.	172	3
* Natural Grocers by Vitamin Cottage Inc.	130	3
* Omega Protein Corp.	397	2
* John B Sanfilippo & Son Inc.	130	2
Female Health Co.	302	2
Roundy's Inc.	454	2
Orchids Paper Products Co.	101	2
Oil-Dri Corp. of America	82	2
* Inventure Foods Inc.	284	2
Arden Group Inc.	18	2

* Central European Distribution Corp.	1,052	2
Alico Inc.	50	2
Westway Group Inc.	274	2
* Farmer Bros Co.	122	1
* Craft Brew Alliance Inc.	187	1
Lifeway Foods Inc.	139	1
* Synutra International Inc.	250	1
Griffin Land & Nurseries Inc.	43	1
		26,745
Energy (9.9%)
Exxon Mobil Corp.	83,088	7,323
Chevron Corp.	35,052	3,705
Schlumberger Ltd.	23,696	1,697
ConocoPhillips	22,470	1,279
Occidental Petroleum Corp.	14,412	1,084
Anadarko Petroleum Corp.	8,877	650
Phillips 66	11,111	582
EOG Resources Inc.	4,791	564
Halliburton Co.	16,401	547
Apache Corp.	6,945	535
National Oilwell Varco Inc.	7,574	517
Marathon Oil Corp.	12,533	387
Devon Energy Corp.	7,186	371
Williams Cos. Inc.	11,117	365
Marathon Petroleum Corp.	6,055	361
Baker Hughes Inc.	7,792	336
Spectra Energy Corp.	11,599	324
Valero Energy Corp.	9,824	317
Noble Energy Inc.	3,159	309
Kinder Morgan Inc.	8,681	294
Hess Corp.	5,409	268
* Cameron International Corp.	4,377	236
Pioneer Natural Resources Co.	2,186	234
* Southwestern Energy Co.	6,204	215
Chesapeake Energy Corp.	11,769	200
Murphy Oil Corp.	3,451	196
Range Resources Corp.	2,882	185
Cabot Oil & Gas Corp.	3,729	176
* FMC Technologies Inc.	4,249	174
HollyFrontier Corp.	3,675	167
* Concho Resources Inc.	1,849	148
EQT Corp.	2,339	140
CONSOL Energy Inc.	4,044	127
Peabody Energy Corp.	4,840	122
* Denbury Resources Inc.	6,941	107
Tesoro Corp.	2,494	105
Oceaneering International Inc.	1,925	101
Cimarex Energy Co.	1,524	92
QEP Resources Inc.	3,170	89
Helmerich & Payne Inc.	1,705	89
* Whiting Petroleum Corp.	2,090	88
Diamond Offshore Drilling Inc.	1,223	84
* Plains Exploration & Production Co.	2,291	82
* Cobalt International Energy Inc.	3,270	76
* Nabors Industries Ltd.	5,159	76
* Dresser-Rand Group Inc.	1,344	71
* Rowan Cos. plc Class A	2,207	70

* Oil States International Inc.	973	69
* Cheniere Energy Inc.	3,810	64
* Newfield Exploration Co.	2,396	58
Energen Corp.	1,282	57
* Superior Energy Services Inc.	2,800	57
SM Energy Co.	1,140	57
* WPX Energy Inc.	3,531	56
* Ultra Petroleum Corp.	2,717	54
* Continental Resources Inc.	750	52
* SandRidge Energy Inc.	8,697	51
* Dril-Quip Inc.	715	50
World Fuel Services Corp.	1,278	50
Patterson-UTI Energy Inc.	2,774	49
* Atwood Oceanics Inc.	1,013	47
Energy XXI Bermuda Ltd.	1,402	44
* McDermott International Inc.	4,186	44
* Oasis Petroleum Inc.	1,420	43
* Rosetta Resources Inc.	940	42
Tidewater Inc.	911	41
* Kodiak Oil & Gas Corp.	4,683	40
* Unit Corp.	863	39
* Gulfport Energy Corp.	989	38
* SEACOR Holdings Inc.	376	34
Bristow Group Inc.	636	33
* Helix Energy Solutions Group Inc.	1,878	33
Lufkin Industries Inc.	597	33
Golar LNG Ltd.	773	30
Western Refining Inc.	1,019	30
* Alpha Natural Resources Inc.	3,914	29
Berry Petroleum Co. Class A	931	29
* SemGroup Corp. Class A	743	28
CARBO Ceramics Inc.	351	27
Targa Resources Corp.	516	26
Arch Coal Inc.	3,772	25
* Exterran Holdings Inc.	1,152	24
* Hornbeck Offshore Services Inc.	628	23
Teekay Corp.	648	21
* Cloud Peak Energy Inc.	1,087	21
* PDC Energy Inc.	532	19
* Stone Energy Corp.	880	18
* Key Energy Services Inc.	2,684	18
* Northern Oil and Gas Inc.	1,129	18
* Geospace Technologies Corp.	227	17
EXCO Resources Inc.	2,202	17
* C&J Energy Services Inc.	793	16
* Clean Energy Fuels Corp.	1,174	16
* McMoRan Exploration Co.	1,803	15
* Gulfmark Offshore Inc.	477	15
* Kosmos Energy Ltd.	1,256	15
* Bill Barrett Corp.	855	15
* Carrizo Oil & Gas Inc.	704	15
* Hercules Offshore Inc.	2,816	15
* Comstock Resources Inc.	855	14
Ship Finance International Ltd.	865	14
* ION Geophysical Corp.	2,345	14
* Approach Resources Inc.	592	14
* CVR Energy Inc.	295	13

* Forest Oil Corp.	2,093	13
RPC Inc.	1,093	13
* Newpark Resources Inc.	1,598	12
* Halcon Resources Corp.	1,980	12
* Swift Energy Co.	762	12
* Rentech Inc.	4,059	11
* Magnum Hunter Resources Corp.	2,621	11
* EPL Oil & Gas Inc.	496	10
W&T Offshore Inc.	621	10
* Rex Energy Corp.	773	10
* Forum Energy Technologies Inc.	399	10
* TETRA Technologies Inc.	1,397	10
* Heckmann Corp.	2,438	10
Crosstex Energy Inc.	736	9
* Contango Oil & Gas Co.	230	9
* Vaalco Energy Inc.	1,073	9
* Parker Drilling Co.	2,145	9
Nordic American Tankers Ltd.	961	9
* Pioneer Energy Services Corp.	1,142	8
Delek US Holdings Inc.	312	8
* Laredo Petroleum Holdings Inc.	388	7
* Resolute Energy Corp.	837	7
* PHI Inc.	221	7
* Quicksilver Resources Inc.	2,027	6
* Vantage Drilling Co.	3,431	6
Gulf Island Fabrication Inc.	260	6
* Basic Energy Services Inc.	540	6
* Tesco Corp.	544	6
* Harvest Natural Resources Inc.	640	6
* Endeavour International Corp.	830	6
* Triangle Petroleum Corp.	810	5
* Matrix Service Co.	454	5
* PetroQuest Energy Inc.	910	5
* Solazyme Inc.	637	5
GasLog Ltd.	386	5
* Scorpio Tankers Inc.	704	5
* Goodrich Petroleum Corp.	497	4
* BPZ Resources Inc.	1,690	4
* RigNet Inc.	221	4
Penn Virginia Corp.	912	4
* Bonanza Creek Energy Inc.	166	4
* FX Energy Inc.	978	4
* Sanchez Energy Corp.	214	4
* Clayton Williams Energy Inc.	96	4
* Callon Petroleum Co.	786	4
* Green Plains Renewable Energy Inc.	468	4
* Natural Gas Services Group Inc.	217	4
* Warren Resources Inc.	1,288	4
Teekay Tankers Ltd. Class A	1,266	3
Panhandle Oil and Gas Inc. Class A	120	3
* Willbros Group Inc.	618	3
* Abraxas Petroleum Corp.	1,394	3
* Dawson Geophysical Co.	133	3
* Mitcham Industries Inc.	203	3
* Uranium Energy Corp.	1,283	3
* Cal Dive International Inc.	1,770	3
* Frontline Ltd.	819	3

* Midstates Petroleum Co. Inc.	393	3
* Evolution Petroleum Corp.	337	3
* Matador Resources Co.	296	3
* KiOR Inc.	382	2
Knightsbridge Tankers Ltd.	399	2
* Westmoreland Coal Co.	235	2
* Synergy Resources Corp.	585	2
* TGC Industries Inc.	264	2
Bolt Technology Corp.	145	2
* REX American Resources Corp.	110	2
Apco Oil and Gas International Inc.	189	2
* Miller Energy Resources Inc.	433	2
Adams Resources & Energy Inc.	51	2
* Isramco Inc.	15	2
* Gastar Exploration Ltd.	1,614	2
* Saratoga Resources Inc.	367	1
* Uranerz Energy Corp.	986	1
Alon USA Energy Inc.	88	1
* Crimson Exploration Inc.	413	1
* Global Geophysical Services Inc.	268	1
* Emerald Oil Inc.	211	1
* Amyris Inc.	366	1
Hallador Energy Co.	121	1
* Gevo Inc.	441	1
* ZaZa Energy Corp.	223	—
* Forbes Energy Services Ltd.	133	—
* Renewable Energy Group Inc.	47	—
* Ceres Inc.	37	—
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	48	—
		27,526
Financials (16.2%)
Wells Fargo & Co.	87,055	2,874
* Berkshire Hathaway Inc. Class B	31,644	2,787
JPMorgan Chase & Co.	67,639	2,779
Bank of America Corp.	191,484	1,888
Citigroup Inc.	52,100	1,801
US Bancorp	33,657	1,086
Goldman Sachs Group Inc.	8,740	1,029
American Express Co.	17,792	995
Simon Property Group Inc.	5,388	820
Capital One Financial Corp.	10,312	594
PNC Financial Services Group Inc.	9,396	527
American Tower Corporation	7,012	525
Bank of New York Mellon Corp.	21,193	507
MetLife Inc.	15,116	502
Travelers Cos. Inc.	6,913	490
ACE Ltd.	6,018	477
Morgan Stanley	27,376	462
BlackRock Inc.	2,263	446
Aflac Inc.	8,309	440
Prudential Financial Inc.	8,301	433
Discover Financial Services	9,423	392
State Street Corp.	8,682	386
* American International Group Inc.	11,456	380
Chubb Corp.	4,797	369
HCP Inc.	8,033	362
Public Storage	2,536	357

Allstate Corp.	8,716	353
BB&T Corp.	12,414	350
Marsh & McLennan Cos. Inc.	9,707	342
Aon plc	5,801	330
Ventas Inc.	5,136	327
Franklin Resources Inc.	2,474	327
CME Group Inc.	5,905	326
Equity Residential	5,342	297
T. Rowe Price Group Inc.	4,533	293
Prologis Inc.	8,181	278
Boston Properties Inc.	2,662	273
Health Care REIT Inc.	4,603	271
Weyerhaeuser Co.	9,550	263
SunTrust Banks Inc.	9,563	260
Annaly Capital Management Inc.	17,318	255
Vornado Realty Trust	3,299	252
Charles Schwab Corp.	19,091	250
Fifth Third Bancorp	16,348	239
Progressive Corp.	10,860	231
Loews Corp.	5,543	227
Ameriprise Financial Inc.	3,686	224
AvalonBay Communities Inc.	1,695	223
M&T Bank Corp.	2,249	220
Invesco Ltd.	7,965	199
American Capital Agency Corp.	6,070	192
Host Hotels & Resorts Inc.	12,779	188
Northern Trust Corp.	3,831	184
General Growth Properties Inc.	9,383	182
* IntercontinentalExchange Inc.	1,293	171
Moody's Corp.	3,486	169
Regions Financial Corp.	25,097	167
Hartford Financial Services Group Inc.	7,834	166
Principal Financial Group Inc.	5,333	145
SLM Corp.	8,667	143
Digital Realty Trust Inc.	2,164	140
Kimco Realty Corp.	7,231	139
KeyCorp	16,936	137
XL Group plc Class A	5,539	135
Macerich Co.	2,356	133
* CIT Group Inc.	3,569	132
Lincoln National Corp.	5,072	125
Plum Creek Timber Co. Inc.	2,870	123
SL Green Realty Corp.	1,593	120
Federal Realty Investment Trust	1,136	118
* Affiliated Managers Group Inc.	913	118
* CBRE Group Inc. Class A	5,830	110
* Arch Capital Group Ltd.	2,407	109
Rayonier Inc.	2,176	108
* Alleghany Corp.	301	106
NYSE Euronext	4,514	105
Cincinnati Financial Corp.	2,595	105
Unum Group	5,080	104
Comerica Inc.	3,495	103
Everest Re Group Ltd.	938	102
New York Community Bancorp Inc.	7,803	102
UDR Inc.	4,396	101
Realty Income Corp.	2,371	96

Fidelity National Financial Inc. Class A	3,959	96
PartnerRe Ltd.	1,147	95
Huntington Bancshares Inc.	15,364	94
Camden Property Trust	1,427	94
Torchmark Corp.	1,750	91
Essex Property Trust Inc.	626	88
* Markel Corp.	172	82
Taubman Centers Inc.	1,045	81
WR Berkley Corp.	1,972	78
Ares Capital Corp.	4,408	78
Leucadia National Corp.	3,508	78
Arthur J Gallagher & Co.	2,107	77
Raymond James Financial Inc.	2,021	76
RenaissanceRe Holdings Ltd.	920	76
Hudson City Bancorp Inc.	9,385	76
Alexandria Real Estate Equities Inc.	1,104	75
Regency Centers Corp.	1,598	75
People's United Financial Inc.	5,970	73
American Campus Communities Inc.	1,631	71
* American Capital Ltd.	5,910	71
Senior Housing Properties Trust	3,136	70
Axis Capital Holdings Ltd.	1,946	70
* Ocwen Financial Corp.	1,910	69
Reinsurance Group of America Inc. Class A	1,310	67
TD Ameritrade Holding Corp.	4,122	67
HCC Insurance Holdings Inc.	1,799	66
BRE Properties Inc.	1,363	66
Zions Bancorporation	3,273	66
Eaton Vance Corp.	2,052	65
Validus Holdings Ltd.	1,835	65
Extra Space Storage Inc.	1,846	65
DDR Corp.	4,221	65
Liberty Property Trust	1,841	64
Legg Mason Inc.	2,509	64
Apartment Investment & Management Co. Class A	2,550	64
Duke Realty Corp.	4,735	64
Jones Lang LaSalle Inc.	778	64
* MSCI Inc. Class A	2,160	63
First Republic Bank	1,813	61
* Signature Bank	864	61
American Financial Group Inc.	1,519	60
Kilroy Realty Corp.	1,327	60
Lazard Ltd. Class A	2,032	60
CBL & Associates Properties Inc.	2,641	59
Weingarten Realty Investors	2,154	59
National Retail Properties Inc.	1,902	58
Douglas Emmett Inc.	2,482	56
Two Harbors Investment Corp.	4,964	56
Brown & Brown Inc.	2,078	56
Starwood Property Trust Inc.	2,405	55
White Mountains Insurance Group Ltd.	106	55
East West Bancorp Inc.	2,569	54
Piedmont Office Realty Trust Inc. Class A	3,070	54
Tanger Factory Outlet Centers	1,646	54
SEI Investments Co.	2,439	54
MFA Financial Inc.	6,343	53
BioMed Realty Trust Inc.	2,740	53

Allied World Assurance Co. Holdings AG	647	53
* Genworth Financial Inc. Class A	8,734	52
Cullen/Frost Bankers Inc.	947	52
Home Properties Inc.	865	51
Commerce Bancshares Inc.	1,402	50
NASDAQ OMX Group Inc.	2,070	50
Chimera Investment Corp.	18,253	50
Waddell & Reed Financial Inc. Class A	1,535	50
Hospitality Properties Trust	2,196	50
ProAssurance Corp.	545	49
Assurant Inc.	1,441	49
Old Republic International Corp.	4,611	48
Equity Lifestyle Properties Inc.	734	48
Post Properties Inc.	962	47
First Niagara Financial Group Inc.	6,267	47
CBOE Holdings Inc.	1,554	47
Hatteras Financial Corp.	1,738	46
Mid-America Apartment Communities Inc.	728	45
First American Financial Corp.	1,887	45
Invesco Mortgage Capital Inc.	2,051	43
* SVB Financial Group	786	43
Omega Healthcare Investors Inc.	1,880	43
* E*TRADE Financial Corp.	5,077	43
Jefferies Group Inc.	2,514	43
Hancock Holding Co.	1,356	43
Assured Guaranty Ltd.	3,045	42
First Horizon National Corp.	4,490	42
Highwoods Properties Inc.	1,314	42
City National Corp.	829	40
Aspen Insurance Holdings Ltd.	1,271	40
CYS Investments Inc.	3,109	40
Associated Banc-Corp	3,091	40
Mack-Cali Realty Corp.	1,561	39
Protective Life Corp.	1,440	39
* Forest City Enterprises Inc. Class A	2,519	38
* EPR Properties	832	38
ARMOUR Residential REIT Inc.	5,286	37
Healthcare Realty Trust Inc.	1,550	37
LaSalle Hotel Properties	1,522	37
* Popular Inc.	1,827	36
* Howard Hughes Corp.	488	36
Alterra Capital Holdings Ltd.	1,524	36
Corporate Office Properties Trust	1,436	35
RLJ Lodging Trust	1,896	35
Bank of Hawaii Corp.	809	35
Fulton Financial Corp.	3,568	35
Prosperity Bancshares Inc.	844	35
Capitol Federal Financial Inc.	2,915	35
Susquehanna Bancshares Inc.	3,338	34
CNO Financial Group Inc.	3,767	34
TCF Financial Corp.	2,882	34
Valley National Bancorp	3,505	33
CapitalSource Inc.	4,124	33
Synovus Financial Corp.	13,977	33
American Realty Capital Trust Inc.	2,816	33
Erie Indemnity Co. Class A	459	33
Federated Investors Inc. Class B	1,631	32

* Texas Capital Bancshares Inc.	713	32
Colonial Properties Trust	1,563	32
Sovran Self Storage Inc.	516	32
Endurance Specialty Holdings Ltd.	771	31
Washington REIT	1,179	31
Washington Federal Inc.	1,900	31
Brandywine Realty Trust	2,546	30
CubeSmart	2,189	30
Apollo Investment Corp.	3,606	29
Hanover Insurance Group Inc.	801	29
DiamondRock Hospitality Co.	3,340	29
* Stifel Financial Corp.	955	29
Medical Properties Trust Inc.	2,409	28
Potlatch Corp.	717	28
Prospect Capital Corp.	2,637	28
Janus Capital Group Inc.	3,350	27
FirstMerit Corp.	1,949	27
DCT Industrial Trust Inc.	4,389	27
* Walter Investment Management Corp.	635	27
StanCorp Financial Group Inc.	789	27
FNB Corp.	2,480	27
Webster Financial Corp.	1,282	27
Glimcher Realty Trust	2,478	27
EastGroup Properties Inc.	506	26
Platinum Underwriters Holdings Ltd.	583	26
Kemper Corp.	876	26
PennyMac Mortgage Investment Trust	1,047	26
Iberiabank Corp.	525	26
Trustmark Corp.	1,151	26
BOK Financial Corp.	458	25
DuPont Fabros Technology Inc.	1,090	25
LPL Financial Holdings Inc.	897	25
* Sunstone Hotel Investors Inc.	2,431	25
Cathay General Bancorp	1,399	25
* St. Joe Co.	1,160	25
* First Cash Financial Services Inc.	509	25
Greenhill & Co. Inc.	517	25
UMB Financial Corp.	574	24
RLI Corp.	377	24
National Health Investors Inc.	435	24
Primerica Inc.	836	24
Wintrust Financial Corp.	646	24
Redwood Trust Inc.	1,405	23
Umpqua Holdings Corp.	1,989	23
* First Industrial Realty Trust Inc.	1,747	23
Lexington Realty Trust	2,348	23
CommonWealth REIT	1,488	23
* MBIA Inc.	2,515	22
* Alexander & Baldwin Inc.	750	22
BancorpSouth Inc.	1,678	22
United Bankshares Inc.	894	22
* PHH Corp.	1,007	22
First Financial Bankshares Inc.	560	22
* Financial Engines Inc.	824	22
Capstead Mortgage Corp.	1,755	21
Pebblebrook Hotel Trust	1,021	21
Old National Bancorp	1,804	21

PS Business Parks Inc.	328	21
Westamerica Bancorporation	496	21
National Penn Bancshares Inc.	2,199	21
Education Realty Trust Inc.	2,018	21
Northwest Bancshares Inc.	1,741	21
Sun Communities Inc.	531	21
Acadia Realty Trust	823	20
Equity One Inc.	982	20
* Strategic Hotels & Resorts Inc.	3,235	20
MarketAxess Holdings Inc.	653	20
Mercury General Corp.	481	20
Cash America International Inc.	527	20
Montpelier Re Holdings Ltd.	890	19
MB Financial Inc.	972	19
Community Bank System Inc.	701	19
Retail Properties of America Inc.	1,531	19
Glacier Bancorp Inc.	1,279	19
Selective Insurance Group Inc.	974	18
LTC Properties Inc.	541	18
Government Properties Income Trust	765	18
PrivateBancorp Inc.	1,073	18
Fifth Street Finance Corp.	1,617	17
International Bancshares Corp.	947	17
Symetra Financial Corp.	1,376	17
First Midwest Bancorp Inc.	1,331	17
Pennsylvania REIT	995	17
Bank of the Ozarks Inc.	520	17
American Capital Mortgage Investment Corp.	645	16
* Ezcorp Inc. Class A	853	16
American Assets Trust Inc.	588	16
NorthStar Realty Finance Corp.	2,370	16
Alexander's Inc.	36	16
CVB Financial Corp.	1,567	16
BBCN Bancorp Inc.	1,386	16
Solar Capital Ltd.	688	16
Provident Financial Services Inc.	1,070	16
* Enstar Group Ltd.	150	15
Argo Group International Holdings Ltd.	459	15
Main Street Capital Corp.	497	15
First Financial Bancorp	1,040	15
Franklin Street Properties Corp.	1,288	15
CreXus Investment Corp.	1,190	15
Colony Financial Inc.	733	15
BankUnited Inc.	618	15
Astoria Financial Corp.	1,549	14
Anworth Mortgage Asset Corp.	2,438	14
First Citizens BancShares Inc. Class A	87	14
Hersha Hospitality Trust Class A	3,056	14
Sabra Health Care REIT Inc.	659	14
Evercore Partners Inc. Class A	509	14
Amtrust Financial Services Inc.	477	14
Investors Real Estate Trust	1,615	14
* DFC Global Corp.	782	14
* World Acceptance Corp.	186	14
Horace Mann Educators Corp.	705	13
Investors Bancorp Inc.	786	13
PacWest Bancorp	539	13

Cousins Properties Inc.	1,631	13
* Citizens Republic Bancorp Inc.	712	13
Associated Estates Realty Corp.	880	13
Chesapeake Lodging Trust	704	13
CNA Financial Corp.	470	13
BlackRock Kelso Capital Corp.	1,307	13
* Western Alliance Bancorp	1,295	13
Home BancShares Inc.	392	13
* Credit Acceptance Corp.	140	13
Boston Private Financial Holdings Inc.	1,389	13
Park National Corp.	202	13
PennantPark Investment Corp.	1,165	13
* Virtus Investment Partners Inc.	108	12
Triangle Capital Corp.	485	12
Hudson Pacific Properties Inc.	637	12
American Equity Investment Life Holding Co.	1,065	12
ViewPoint Financial Group Inc.	599	12
Columbia Banking System Inc.	705	12
Nelnet Inc. Class A	425	12
* National Financial Partners Corp.	722	12
First Commonwealth Financial Corp.	1,870	12
Oritani Financial Corp.	808	12
* TFS Financial Corp.	1,428	12
* Pinnacle Financial Partners Inc.	615	12
NBT Bancorp Inc.	591	12
* Greenlight Capital Re Ltd. Class A	500	12
Infinity Property & Casualty Corp.	210	11
* iStar Financial Inc.	1,499	11
Retail Opportunity Investments Corp.	895	11
Independent Bank Corp.	384	11
Ramco-Gershenson Properties Trust	817	11
* Knight Capital Group Inc. Class A	3,229	11
Banco Latinoamericano de Comercio Exterior SA	503	11
Inland Real Estate Corp.	1,360	11
Interactive Brokers Group Inc.	708	11
Employers Holdings Inc.	562	11
KBW Inc.	618	11
Chemical Financial Corp.	489	11
First Potomac Realty Trust	906	11
Brookline Bancorp Inc.	1,248	11
Resource Capital Corp.	1,775	11
* Nationstar Mortgage Holdings Inc.	343	11
STAG Industrial Inc.	555	10
Tower Group Inc.	619	10
SCBT Financial Corp.	269	10
Radian Group Inc.	2,378	10
Universal Health Realty Income Trust	212	10
Banner Corp.	343	10
Safety Insurance Group Inc.	227	10
Berkshire Hills Bancorp Inc.	441	10
Hercules Technology Growth Capital Inc.	945	10
Home Loan Servicing Solutions Ltd.	519	10
* Hilltop Holdings Inc.	709	10
Kennedy-Wilson Holdings Inc.	771	10
AG Mortgage Investment Trust Inc.	408	10
Sterling Financial Corp.	481	10
Dynex Capital Inc.	977	10

Cohen & Steers Inc.	333	10
Coresite Realty Corp.	371	10
Apollo Residential Mortgage Inc.	437	9
* Navigators Group Inc.	180	9
* FelCor Lodging Trust Inc.	2,245	9
* Forestar Group Inc.	628	9
Stewart Information Services Corp.	334	9
State Bank Financial Corp.	575	9
American National Insurance Co.	131	9
WesBanco Inc.	427	9
City Holding Co.	267	9
TrustCo Bank Corp. NY	1,701	9
* HFF Inc. Class A	603	9
Oriental Financial Group Inc.	741	9
S&T Bancorp Inc.	525	9
Ashford Hospitality Trust Inc.	968	9
* AMERISAFE Inc.	330	9
Urstadt Biddle Properties Inc. Class A	453	9
Renasant Corp.	461	8
Flushing Financial Corp.	567	8
Community Trust Bancorp Inc.	257	8
* eHealth Inc.	326	8
Sandy Spring Bancorp Inc.	445	8
Maiden Holdings Ltd.	920	8
Dime Community Bancshares Inc.	582	8
Campus Crest Communities Inc.	709	8
Cardinal Financial Corp.	538	8
Tompkins Financial Corp.	205	8
Getty Realty Corp.	473	8
West Coast Bancorp	361	8
United Fire Group Inc.	377	8
TICC Capital Corp.	776	8
* PICO Holdings Inc.	424	8
Lakeland Financial Corp.	307	8
* Piper Jaffray Cos.	257	7
Duff & Phelps Corp. Class A	584	7
Rockville Financial Inc.	537	7
* ICG Group Inc.	623	7
Monmouth Real Estate Investment Corp. Class A	659	7
* Netspend Holdings Inc.	589	7
* United Community Banks Inc.	789	7
* Wilshire Bancorp Inc.	1,168	7
* Citizens Inc.	665	7
Simmons First National Corp. Class A	280	7
TowneBank	441	7
Epoch Holding Corp.	302	7
Apollo Commercial Real Estate Finance Inc.	393	7
* Investment Technology Group Inc.	733	7
Heartland Financial USA Inc.	250	7
Excel Trust Inc.	549	7
* Tejon Ranch Co.	233	7
First Merchants Corp.	478	6
* Hanmi Financial Corp.	519	6
Southside Bancshares Inc.	308	6
Western Asset Mortgage Capital Corp.	311	6
Summit Hotel Properties Inc.	730	6
Washington Trust Bancorp Inc.	250	6

Provident New York Bancorp	692	6
* Eagle Bancorp Inc.	318	6
MCG Capital Corp.	1,384	6
First Busey Corp.	1,340	6
Capital Southwest Corp.	57	6
* WisdomTree Investments Inc.	993	6
Kite Realty Group Trust	1,118	6
New York Mortgage Trust Inc.	878	6
BGC Partners Inc. Class A	1,595	6
Winthrop Realty Trust	494	6
Federal Agricultural Mortgage Corp.	164	6
National Western Life Insurance Co. Class A	36	5
* NewStar Financial Inc.	431	5
* Bancorp Inc.	465	5
GAMCO Investors Inc.	110	5
First Financial Corp.	179	5
Rouse Properties Inc.	356	5
United Financial Bancorp Inc.	343	5
Meadowbrook Insurance Group Inc.	955	5
EverBank Financial Corp.	359	5
* MGIC Investment Corp.	3,032	5
Presidential Life Corp.	378	5
WSFS Financial Corp.	122	5
CapLease Inc.	1,123	5
Cedar Realty Trust Inc.	965	5
Agree Realty Corp.	199	5
Saul Centers Inc.	121	5
* Central Pacific Financial Corp.	348	5
FBL Financial Group Inc. Class A	154	5
Bancfirst Corp.	120	5
* Green Dot Corp. Class A	407	5
Medley Capital Corp.	371	5
1st Source Corp.	238	5
German American Bancorp Inc.	233	5
* Beneficial Mutual Bancorp Inc.	535	5
Union First Market Bankshares Corp.	326	5
RAIT Financial Trust	897	5
Univest Corp. of Pennsylvania	295	5
* Ameris Bancorp	432	5
OneBeacon Insurance Group Ltd. Class A	365	5
Camden National Corp.	141	5
* HomeTrust Bancshares Inc.	380	5
Westwood Holdings Group Inc.	122	5
StellarOne Corp.	374	5
Territorial Bancorp Inc.	212	5
Great Southern Bancorp Inc.	191	5
First Community Bancshares Inc.	312	5
Bryn Mawr Bank Corp.	222	5
Financial Institutions Inc.	256	5
* BofI Holding Inc.	178	5
First Connecticut Bancorp Inc.	348	5
New Mountain Finance Corp.	312	5
CoBiz Financial Inc.	674	5
* Safeguard Scientifics Inc.	334	5
First Interstate Bancsystem Inc.	308	5
Trico Bancshares	293	5
Sterling Bancorp	497	5

Arrow Financial Corp.	187	5
* Taylor Capital Group Inc.	262	5
Arlington Asset Investment Corp. Class A	213	5
MVC Capital Inc.	385	5
* Park Sterling Corp.	874	5
* First BanCorp	1,131	5
Franklin Financial Corp.	273	5
SY Bancorp Inc.	206	5
* OmniAmerican Bancorp Inc.	200	5
Lakeland Bancorp Inc.	476	5
* INTL. FCStone Inc.	256	4
Enterprise Financial Services Corp.	335	4
Hudson Valley Holding Corp.	281	4
MainSource Financial Group Inc.	365	4
Diamond Hill Investment Group Inc.	53	4
* Virginia Commerce Bancorp Inc.	485	4
First of Long Island Corp.	144	4
Medallion Financial Corp.	345	4
Select Income REIT	163	4
* Realogy Holdings Corp.	108	4
Parkway Properties Inc.	301	4
THL Credit Inc.	278	4
Golub Capital BDC Inc.	254	4
Fidus Investment Corp.	234	4
* Cowen Group Inc. Class A	1,705	4
* HomeStreet Inc.	158	4
Terreno Realty Corp.	257	4
FXCM Inc. Class A	380	4
Whitestone REIT	268	4
Northfield Bancorp Inc.	244	4
* Southwest Bancorp Inc.	337	4
* Global Indemnity plc	166	4
First Financial Holdings Inc.	270	4
Centerstate Banks Inc.	461	4
One Liberty Properties Inc.	184	4
National Bankshares Inc.	113	4
Alliance Financial Corp.	82	3
SeaBright Holdings Inc.	310	3
Citizens & Northern Corp.	189	3
Heritage Financial Corp.	243	3
* Walker & Dunlop Inc.	205	3
Westfield Financial Inc.	480	3
Home Federal Bancorp Inc.	285	3
First Bancorp	298	3
Fox Chase Bancorp Inc.	212	3
OceanFirst Financial Corp.	241	3
Peoples Bancorp Inc.	163	3
Gladstone Commercial Corp.	187	3
State Auto Financial Corp.	223	3
Homeowners Choice Inc.	155	3
Bank of Marin Bancorp	90	3
Washington Banking Co.	239	3
Gladstone Capital Corp.	389	3
Baldwin & Lyons Inc.	139	3
Republic Bancorp Inc. Class A	156	3
Chatham Lodging Trust	225	3
* Metro Bancorp Inc.	247	3

West Bancorporation Inc.	308	3
NGP Capital Resources Co.	429	3
Calamos Asset Management Inc. Class A	314	3
Bank Mutual Corp.	736	3
* American Safety Insurance Holdings Ltd.	181	3
National Interstate Corp.	116	3
KCAP Financial Inc.	344	3
GFI Group Inc.	1,086	3
CNB Financial Corp.	191	3
Penns Woods Bancorp Inc.	78	3
* Pacific Capital Bancorp	65	3
Mission West Properties Inc.	325	3
Marlin Business Services Corp.	170	3
Manning & Napier Inc.	233	3
* Heritage Commerce Corp.	421	3
* 1st United Bancorp Inc.	503	3
Oppenheimer Holdings Inc. Class A	177	3
Ames National Corp.	144	3
Pacific Continental Corp.	312	3
First Defiance Financial Corp.	165	3
Center Bancorp Inc.	247	3
* First California Financial Group Inc.	351	3
* Bridge Capital Holdings	181	3
Kearny Financial Corp.	299	3
Gladstone Investment Corp.	389	3
Bank of Kentucky Financial Corp.	111	3
BankFinancial Corp.	382	3
Nicholas Financial Inc.	209	3
First Bancorp Inc.	178	3
Solar Senior Capital Ltd.	146	3
Bridge Bancorp Inc.	132	3
* Sun Bancorp Inc.	804	3
UMH Properties Inc.	258	3
First Pactrust Bancorp Inc.	220	3
Thomas Properties Group Inc.	474	3
* Phoenix Cos. Inc.	106	3
* AV Homes Inc.	192	3
* Ladenburg Thalmann Financial Services Inc.	2,071	3
* SWS Group Inc.	525	3
MidSouth Bancorp Inc.	174	3
Provident Financial Holdings Inc.	153	2
* GSV Capital Corp.	301	2
* Firsthand Technology Value Fund Inc.	132	2
* Preferred Bank	177	2
* Gyrodyne Co. of America Inc.	21	2
American National Bankshares Inc.	118	2
* MetroCorp Bancshares Inc.	243	2
Crawford & Co. Class B	375	2
Donegal Group Inc. Class A	169	2
Northrim BanCorp Inc.	105	2
* FBR & Co.	689	2
* Guaranty Bancorp	1,230	2
MidWestOne Financial Group Inc.	110	2
* Gramercy Capital Corp.	768	2
Kansas City Life Insurance Co.	58	2
Bar Harbor Bankshares	64	2
* Harris & Harris Group Inc.	671	2

Ares Commercial Real Estate Corp.	130	2
* Home Bancorp Inc.	117	2
Peapack Gladstone Financial Corp.	151	2
Mercantile Bank Corp.	144	2
* Simplicity Bancorp Inc.	147	2
Heritage Financial Group Inc.	157	2
* FNB United Corp.	182	2
* First Financial Northwest Inc.	272	2
SI Financial Group Inc.	186	2
* Tree.com Inc.	119	2
Farmers National Banc Corp.	328	2
Peoples Federal Bancshares Inc.	115	2
Eastern Insurance Holdings Inc.	119	2
* Heritage Oaks Bancorp	371	2
Access National Corp.	147	2
* Meridian Interstate Bancorp Inc.	121	2
Horizon Bancorp	103	2
Consolidated-Tomoka Land Co.	62	2
* Doral Financial Corp.	2,866	2
Merchants Bancshares Inc.	70	2
* Capital City Bank Group Inc.	178	2
* Zillow Inc. Class A	69	2
C&F Financial Corp.	55	2
* BSB Bancorp Inc.	155	2
ESB Financial Corp.	146	2
* NASB Financial Inc.	85	2
Middleburg Financial Corp.	109	2
Resource America Inc. Class A	263	2
Investors Title Co.	30	2
ESSA Bancorp Inc.	179	2
* Regional Management Corp.	102	2
TCP Capital Corp.	117	2
* Fidelity Southern Corp.	195	2
Sierra Bancorp	163	2
* Suffolk Bancorp	137	2
Century Bancorp Inc. Class A	56	2
Horizon Technology Finance Corp.	119	2
Hingham Institution for Savings	27	2
MicroFinancial Inc.	220	2
JMP Group Inc.	298	2
* Pacific Mercantile Bancorp	253	2
* Seacoast Banking Corp. of Florida	992	2
Universal Insurance Holdings Inc.	333	2
Enterprise Bancorp Inc.	91	2
Artio Global Investors Inc. Class A	669	2
* Hallmark Financial Services	182	1
EMC Insurance Group Inc.	66	1
Charter Financial Corp.	145	1
Independence Holding Co.	163	1
* Cape Bancorp Inc.	161	1
* Fortegra Financial Corp.	153	1
Clifton Savings Bancorp Inc.	125	1
Pzena Investment Management Inc. Class A	227	1
Gain Capital Holdings Inc.	262	1
Roma Financial Corp.	130	1
California First National Bancorp	65	1
* First Marblehead Corp.	1,104	1

AmREIT Inc. Class B	44	1
* CIFC Corp.	64	—
* Waterstone Financial Inc.	66	—
* Berkshire Bancorp Inc.	39	—
* First Federal Bancshares of Arkansas Inc.	32	—
* Cascade Bancorp	38	—
* Crescent Financial Bancshares Inc.	25	—
		45,236
Health Care (11.9%)
Johnson & Johnson	48,799	3,403
Pfizer Inc.	133,052	3,329
Merck & Co. Inc.	54,044	2,394
Abbott Laboratories	27,957	1,817
Amgen Inc.	13,819	1,227
* Gilead Sciences Inc.	13,457	1,009
UnitedHealth Group Inc.	18,434	1,003
Bristol-Myers Squibb Co.	30,013	979
Eli Lilly & Co.	18,207	893
Medtronic Inc.	18,430	776
* Express Scripts Holding Co.	14,313	771
Baxter International Inc.	9,784	648
* Biogen Idec Inc.	4,257	635
* Celgene Corp.	7,827	615
Allergan Inc.	5,393	500
Covidien plc	8,570	498
Thermo Fisher Scientific Inc.	6,527	415
McKesson Corp.	4,183	395
* Intuitive Surgical Inc.	706	373
WellPoint Inc.	5,879	329
* Alexion Pharmaceuticals Inc.	3,414	328
Stryker Corp.	5,503	298
Becton Dickinson and Co.	3,602	276
Cigna Corp.	5,123	268
Aetna Inc.	6,173	267
Cardinal Health Inc.	6,150	249
* Regeneron Pharmaceuticals Inc.	1,373	242
Agilent Technologies Inc.	6,177	237
Zimmer Holdings Inc.	3,130	207
* Watson Pharmaceuticals Inc.	2,264	199
* Cerner Corp.	2,575	199
* Mylan Inc.	7,212	196
St. Jude Medical Inc.	5,577	191
AmerisourceBergen Corp. Class A	4,495	190
Humana Inc.	2,900	190
* DaVita HealthCare Partners Inc.	1,671	180
* Catamaran Corp.	3,636	177
* Edwards Lifesciences Corp.	2,037	177
Perrigo Co.	1,660	172
* Forest Laboratories Inc.	4,721	167
Quest Diagnostics Inc.	2,819	163
* Life Technologies Corp.	3,174	157
* Vertex Pharmaceuticals Inc.	3,751	149
CR Bard Inc.	1,492	148
* Laboratory Corp. of America Holdings	1,720	146
* Boston Scientific Corp.	25,397	141
* Varian Medical Systems Inc.	1,982	137
* Waters Corp.	1,580	134

* Henry Schein Inc.	1,597	129
* Illumina Inc.	2,194	118
* CareFusion Corp.	3,944	110
* BioMarin Pharmaceutical Inc.	2,171	106
* Mettler-Toledo International Inc.	559	105
ResMed Inc.	2,537	104
Coventry Health Care Inc.	2,379	104
DENTSPLY International Inc.	2,519	100
HCA Holdings Inc.	2,932	93
* IDEXX Laboratories Inc.	978	91
* Hologic Inc.	4,702	90
* Hospira Inc.	2,935	87
* Onyx Pharmaceuticals Inc.	1,144	86
Cooper Cos. Inc.	842	80
* AMERIGROUP Corp.	862	79
* QIAGEN NV	4,185	77
Omnicare Inc.	2,008	73
Universal Health Services Inc. Class B	1,590	72
* MEDNAX Inc.	875	69
* Medivation Inc.	1,289	67
* Ariad Pharmaceuticals Inc.	2,945	66
PerkinElmer Inc.	2,024	64
* Sirona Dental Systems Inc.	989	62
* Endo Health Solutions Inc.	2,083	60
Patterson Cos. Inc.	1,657	57
* Covance Inc.	986	56
* Tenet Healthcare Corp.	1,839	53
* Pharmacyclics Inc.	967	51
Teleflex Inc.	726	50
* Community Health Systems Inc.	1,616	48
* United Therapeutics Corp.	898	47
Techne Corp.	655	46
* Cubist Pharmaceuticals Inc.	1,126	46
* Salix Pharmaceuticals Ltd.	1,032	44
Medicis Pharmaceutical Corp. Class A	1,022	44
* Brookdale Senior Living Inc. Class A	1,728	44
* Myriad Genetics Inc.	1,508	43
* Seattle Genetics Inc.	1,689	43
* Alkermes plc	2,176	42
* athenahealth Inc.	637	41
* Centene Corp.	915	40
* Jazz Pharmaceuticals plc	738	40
* Thoratec Corp.	1,043	39
* Cepheid Inc.	1,166	38
* Bio-Rad Laboratories Inc. Class A	360	38
* HealthSouth Corp.	1,699	37
* WellCare Health Plans Inc.	766	37
* Haemonetics Corp.	451	37
* Health Management Associates Inc. Class A	4,555	36
* HMS Holdings Corp.	1,528	35
STERIS Corp.	1,028	35
* Align Technology Inc.	1,277	35
* Health Net Inc.	1,480	35
Warner Chilcott plc Class A	2,977	35
* PAREXEL International Corp.	1,065	34
* Arena Pharmaceuticals Inc.	3,853	34
* Allscripts Healthcare Solutions Inc.	3,046	34

* Charles River Laboratories International Inc.	871	33
West Pharmaceutical Services Inc.	602	33
* VCA Antech Inc.	1,555	32
* LifePoint Hospitals Inc.	867	31
Owens & Minor Inc.	1,129	31
Hill-Rom Holdings Inc.	1,103	31
* ViroPharma Inc.	1,240	31
* Incyte Corp. Ltd.	1,710	30
* Alere Inc.	1,429	26
* Volcano Corp.	947	26
* PSS World Medical Inc.	897	26
* MWI Veterinary Supply Inc.	227	25
* Cyberonics Inc.	490	25
* Magellan Health Services Inc.	486	25
* Air Methods Corp.	228	25
Questcor Pharmaceuticals Inc.	956	25
* Impax Laboratories Inc.	1,191	24
* Bruker Corp.	1,656	24
Chemed Corp.	342	23
* Theravance Inc.	1,023	23
* Medicines Co.	981	21
* HeartWare International Inc.	254	21
* Vivus Inc.	1,784	20
PDL BioPharma Inc.	2,511	20
* Neogen Corp.	425	19
* Immunogen Inc.	1,483	19
* Insulet Corp.	849	19
Masimo Corp.	888	18
* Acorda Therapeutics Inc.	713	18
* MedAssets Inc.	1,037	17
* ArthroCare Corp.	492	16
* Auxilium Pharmaceuticals Inc.	860	16
* Isis Pharmaceuticals Inc.	1,781	16
Analogic Corp.	218	16
* DexCom Inc.	1,219	16
* Exelixis Inc.	3,257	16
* Hanger Inc.	607	16
* Medidata Solutions Inc.	395	16
* Amsurg Corp. Class A	563	16
* Affymax Inc.	642	16
* NPS Pharmaceuticals Inc.	1,531	16
* Sunrise Senior Living Inc.	1,035	15
* Molina Healthcare Inc.	533	15
* Wright Medical Group Inc.	699	15
Meridian Bioscience Inc.	734	15
* Abaxis Inc.	386	15
* Ironwood Pharmaceuticals Inc. Class A	1,336	14
* Endologix Inc.	984	14
* Team Health Holdings Inc.	505	14
* Alnylam Pharmaceuticals Inc.	824	14
CONMED Corp.	503	14
* Akorn Inc.	1,011	14
* Integra LifeSciences Holdings Corp.	347	13
* Nektar Therapeutics	2,037	13
* ICU Medical Inc.	223	13
Quality Systems Inc.	703	13
* Luminex Corp.	741	13

* Rigel Pharmaceuticals Inc.	1,516	13
* Spectrum Pharmaceuticals Inc.	1,058	13
* Orthofix International NV	333	12
* Emeritus Corp.	546	12
* Dendreon Corp.	2,737	12
* Accretive Health Inc.	1,001	12
* Conceptus Inc.	558	12
* Bio-Reference Labs Inc.	437	12
* NuVasive Inc.	768	11
* IPC The Hospitalist Co. Inc.	295	11
* Exact Sciences Corp.	1,132	11
* InterMune Inc.	1,163	11
* NxStage Medical Inc.	876	11
Cantel Medical Corp.	379	10
* Merit Medical Systems Inc.	748	10
* Infinity Pharmaceuticals Inc.	407	10
* Kindred Healthcare Inc.	942	10
* Halozyme Therapeutics Inc.	1,629	10
Landauer Inc.	169	10
Computer Programs & Systems Inc.	198	10
* Aegerion Pharmaceuticals Inc.	451	10
* Santarus Inc.	984	10
* Sequenom Inc.	1,980	10
* Greatbatch Inc.	426	10
* Acadia Healthcare Co. Inc.	415	10
* Omnicell Inc.	613	9
* Synageva BioPharma Corp.	190	9
* Quidel Corp.	524	9
* Capital Senior Living Corp.	511	9
* Momenta Pharmaceuticals Inc.	850	9
* MAKO Surgical Corp.	656	9
* Neurocrine Biosciences Inc.	1,206	9
* Metropolitan Health Networks Inc.	800	9
* Dynavax Technologies Corp.	3,150	9
* Spectranetics Corp.	621	9
National Healthcare Corp.	195	9
* Opko Health Inc.	1,972	9
* Idenix Pharmaceuticals Inc.	1,678	9
* Achillion Pharmaceuticals Inc.	1,089	9
* HealthStream Inc.	357	8
* MAP Pharmaceuticals Inc.	522	8
Invacare Corp.	588	8
* Accuray Inc.	1,319	8
* Optimer Pharmaceuticals Inc.	805	8
* ABIOMED Inc.	609	8
* OraSure Technologies Inc.	1,009	8
* BioScrip Inc.	742	8
Ensign Group Inc.	289	7
* AMN Healthcare Services Inc.	681	7
* Genomic Health Inc.	266	7
* PharMerica Corp.	502	7
* Antares Pharma Inc.	1,761	7
* Lexicon Pharmaceuticals Inc.	3,977	7
* AVANIR Pharmaceuticals Inc.	2,539	7
* Emergent Biosolutions Inc.	429	6
* Select Medical Holdings Corp.	578	6
* ExamWorks Group Inc.	506	6

* Ligand Pharmaceuticals Inc. Class B	315	6
* Healthways Inc.	568	6
* Triple-S Management Corp. Class B	347	6
* Celldex Therapeutics Inc.	1,015	6
* Array BioPharma Inc.	1,506	6
* XenoPort Inc.	752	6
* Fluidigm Corp.	404	6
* Symmetry Medical Inc.	590	6
* Dyax Corp.	1,743	6
* Depomed Inc.	944	6
* Cambrex Corp.	518	6
* Hi-Tech Pharmacal Co. Inc.	186	6
* Vanguard Health Systems Inc.	529	6
* Pacira Pharmaceuticals Inc.	324	6
* Sangamo Biosciences Inc.	954	5
* LHC Group Inc.	280	5
* ZIOPHARM Oncology Inc.	1,230	5
* Amedisys Inc.	513	5
* Natus Medical Inc.	474	5
* Gentiva Health Services Inc.	518	5
Atrion Corp.	27	5
* AMAG Pharmaceuticals Inc.	343	5
Universal American Corp.	611	5
US Physical Therapy Inc.	189	5
* Enzon Pharmaceuticals Inc.	715	5
* SurModics Inc.	246	5
* Oncothyreon Inc.	1,077	5
* Curis Inc.	1,449	5
* Navidea Biopharmaceuticals Inc.	1,773	5
* Corvel Corp.	112	5
* AngioDynamics Inc.	437	5
* Orexigen Therapeutics Inc.	971	5
* Vical Inc.	1,458	5
* Endocyte Inc.	488	5
* Obagi Medical Products Inc.	332	5
* RTI Biologics Inc.	1,012	5
* Raptor Pharmaceutical Corp.	851	5
* Astex Pharmaceuticals	1,583	4
* Cytori Therapeutics Inc.	1,010	4
* Cadence Pharmaceuticals Inc.	992	4
* Repros Therapeutics Inc.	279	4
* Staar Surgical Co.	711	4
* XOMA Corp.	1,342	4
* AVEO Pharmaceuticals Inc.	626	4
* Novavax Inc.	2,186	4
* MannKind Corp.	1,895	4
* Immunomedics Inc.	1,259	4
* Sciclone Pharmaceuticals Inc.	914	4
* Keryx Biopharmaceuticals Inc.	1,272	4
* Vascular Solutions Inc.	267	4
* Tornier NV	246	4
* Affymetrix Inc.	1,184	4
* Sun Healthcare Group Inc.	447	4
* Five Star Quality Care Inc.	746	4
* OncoGenex Pharmaceutical Inc.	286	4
* Synergy Pharmaceuticals Inc.	643	4
* Cynosure Inc. Class A	154	3

* Providence Service Corp.	248	3
* Dusa Pharmaceuticals Inc.	430	3
* Threshold Pharmaceuticals Inc.	772	3
* Clovis Oncology Inc.	219	3
* Vocera Communications Inc.	133	3
* Omeros Corp.	433	3
* Merge Healthcare Inc.	980	3
Young Innovations Inc.	87	3
* Geron Corp.	2,190	3
* Osiris Therapeutics Inc.	325	3
* Palomar Medical Technologies Inc.	339	3
* Repligen Corp.	475	3
* Unilife Corp.	1,314	3
* Cardiovascular Systems Inc.	256	3
* Arqule Inc.	1,100	3
CryoLife Inc.	483	3
* Amicus Therapeutics Inc.	500	3
* Cerus Corp.	868	3
* Exactech Inc.	164	3
* Epocrates Inc.	276	3
* Pozen Inc.	500	3
* PhotoMedex Inc.	198	3
* Synta Pharmaceuticals Corp.	333	3
* Solta Medical Inc.	1,062	3
* Rockwell Medical Technologies Inc.	350	3
* Chindex International Inc.	244	3
Assisted Living Concepts Inc. Class A	288	3
* Pain Therapeutics Inc.	780	3
* Almost Family Inc.	125	2
National Research Corp.	45	2
* Zogenix Inc.	888	2
* Anika Therapeutics Inc.	195	2
* NewLink Genetics Corp.	189	2
* Sagent Pharmaceuticals Inc.	152	2
* Globus Medical Inc.	170	2
* Greenway Medical Technologies	116	2
* Rochester Medical Corp.	198	2
Utah Medical Products Inc.	59	2
* Merrimack Pharmaceuticals Inc.	283	2
* Furiex Pharmaceuticals Inc.	102	2
* Derma Sciences Inc.	174	2
* Trius Therapeutics Inc.	409	2
* ImmunoCellular Therapeutics Ltd.	876	2
* Skilled Healthcare Group Inc.	286	2
* Discovery Laboratories Inc.	887	2
* TESARO Inc.	103	2
* Hansen Medical Inc.	870	2
* EnteroMedics Inc.	606	2
* Agenus Inc.	424	2
* Sunesis Pharmaceuticals Inc.	369	2
* BioDelivery Sciences International Inc.	419	2
* Ampio Pharmaceuticals Inc.	469	2
* Pacific Biosciences of California Inc.	1,037	2
* Corcept Therapeutics Inc.	1,203	2
* Targacept Inc.	384	2
* PDI Inc.	243	2
* Coronado Biosciences Inc.	319	2

* Alphatec Holdings Inc.	881	2
* GTx Inc.	379	2
* Biotime Inc.	419	2
* Harvard Bioscience Inc.	368	1
* Cross Country Healthcare Inc.	356	1
* BioCryst Pharmaceuticals Inc.	829	1
* Codexis Inc.	656	1
* Sucampo Pharmaceuticals Inc. Class A	263	1
* ChemoCentryx Inc.	115	1
* Lannett Co. Inc.	268	1
* Vanda Pharmaceuticals Inc.	376	1
* Horizon Pharma Inc.	500	1
* Anacor Pharmaceuticals Inc.	232	1
* Cornerstone Therapeutics Inc.	230	1
* AtriCure Inc.	175	1
* Zeltiq Aesthetics Inc.	242	1
* SIGA Technologies Inc.	420	1
* Pernix Therapeutics Holdings	140	1
* Biospecifics Technologies Corp.	70	1
Maxygen Inc.	327	1
* Durata Therapeutics Inc.	93	1
* Progenics Pharmaceuticals Inc.	303	1
* Transcept Pharmaceuticals Inc.	113	1
* Cumberland Pharmaceuticals Inc.	107	—
* Hyperion Therapeutics Inc.	39	—
* Verastem Inc.	42	—
* Ventrus Biosciences Inc.	112	—
* Supernus Pharmaceuticals Inc.	31	—
* BG Medicine Inc.	140	—
* Cempra Inc.	28	—
* Acura Pharmaceuticals Inc.	41	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		33,177
Industrials (11.0%)
General Electric Co.	188,262	3,978
United Technologies Corp.	16,194	1,297
3M Co.	12,329	1,121
Union Pacific Corp.	8,462	1,039
Boeing Co.	13,310	989
Caterpillar Inc.	11,594	988
United Parcel Service Inc. Class B	12,872	941
Honeywell International Inc.	13,845	849
Emerson Electric Co.	13,035	655
Deere & Co.	7,068	594
Danaher Corp.	10,315	557
FedEx Corp.	5,604	502
Precision Castparts Corp.	2,582	474
Illinois Tool Works Inc.	7,566	466
Lockheed Martin Corp.	4,633	432
General Dynamics Corp.	5,645	375
CSX Corp.	18,465	365
Norfolk Southern Corp.	5,789	350
Raytheon Co.	5,923	338
Cummins Inc.	3,415	335
Eaton Corp.	6,001	313
Northrop Grumman Corp.	4,469	298
PACCAR Inc.	6,338	279

Waste Management Inc.	8,226	268
Ingersoll-Rand plc	5,308	259
Tyco International Ltd.	8,225	233
Parker Hannifin Corp.	2,684	221
Fastenal Co.	5,261	220
Stanley Black & Decker Inc.	3,037	218
Cooper Industries plc	2,827	211
Dover Corp.	3,263	208
WW Grainger Inc.	1,039	202
Rockwell Automation Inc.	2,536	201
Roper Industries Inc.	1,732	193
ADT Corp.	4,113	189
Pentair Ltd.	3,734	181
CH Robinson Worldwide Inc.	2,890	178
AMETEK Inc.	4,285	160
Fluor Corp.	3,005	160
Republic Services Inc. Class A	5,388	153
Kansas City Southern	1,955	153
* Delta Air Lines Inc.	15,097	151
Rockwell Collins Inc.	2,578	147
* Stericycle Inc.	1,512	141
Expeditors International of Washington Inc.	3,775	141
L-3 Communications Holdings Inc.	1,732	133
* Verisk Analytics Inc. Class A	2,612	130
Southwest Airlines Co.	13,641	130
Flowserve Corp.	909	126
TransDigm Group Inc.	908	124
Pall Corp.	2,058	122
* United Continental Holdings Inc.	5,901	119
Textron Inc.	4,981	117
Equifax Inc.	2,140	110
Masco Corp.	6,346	108
Joy Global Inc.	1,881	107
* Quanta Services Inc.	3,714	96
JB Hunt Transport Services Inc.	1,596	95
* Jacobs Engineering Group Inc.	2,293	94
Iron Mountain Inc.	2,957	93
Donaldson Co. Inc.	2,646	89
Hubbell Inc. Class B	1,053	89
Xylem Inc.	3,295	86
* Fortune Brands Home & Security Inc.	2,837	85
* IHS Inc. Class A	895	82
* B/E Aerospace Inc.	1,740	82
Snap-on Inc.	1,033	82
Cintas Corp.	1,954	81
* AGCO Corp.	1,728	80
* Owens Corning	2,162	75
KBR Inc.	2,637	73
Wabtec Corp.	856	72
Waste Connections Inc.	2,192	72
Robert Half International Inc.	2,541	72
* WABCO Holdings Inc.	1,145	71
Lincoln Electric Holdings Inc.	1,488	71
Chicago Bridge & Iron Co. NV	1,724	70
Timken Co.	1,553	70
Nordson Corp.	1,143	70
* United Rentals Inc.	1,666	69

* Hertz Global Holdings Inc.	4,416	69
IDEX Corp.	1,493	67
Dun & Bradstreet Corp.	798	63
Carlisle Cos. Inc.	1,104	63
Gardner Denver Inc.	890	62
Avery Dennison Corp.	1,842	62
SPX Corp.	901	61
* Nielsen Holdings NV	2,161	61
Corrections Corp. of America	1,777	60
MSC Industrial Direct Co. Inc. Class A	810	59
Triumph Group Inc.	886	58
Valmont Industries Inc.	415	58
* Genesee & Wyoming Inc. Class A	788	58
* Kirby Corp.	993	57
Towers Watson & Co. Class A	1,080	57
Copa Holdings SA Class A	588	56
Manpower Inc.	1,425	55
* Copart Inc.	1,811	55
Kennametal Inc.	1,423	54
* Alaska Air Group Inc.	1,264	54
Graco Inc.	1,075	53
Babcock & Wilcox Co.	2,108	53
* Shaw Group Inc.	1,172	53
URS Corp.	1,346	51
* WESCO International Inc.	775	50
Acuity Brands Inc.	753	50
* Clean Harbors Inc.	844	48
Regal-Beloit Corp.	690	48
* Oshkosh Corp.	1,629	48
Toro Co.	1,064	48
Lennox International Inc.	906	48
* Terex Corp.	1,962	47
* Hexcel Corp.	1,770	46
* AECOM Technology Corp.	2,007	45
Trinity Industries Inc.	1,427	45
Woodward Inc.	1,229	45
AO Smith Corp.	692	44
Ryder System Inc.	912	43
* Middleby Corp.	333	42
* Old Dominion Freight Line Inc.	1,267	42
Landstar System Inc.	835	42
CLARCOR Inc.	893	41
* Teledyne Technologies Inc.	654	41
Robbins & Myers Inc.	685	41
EMCOR Group Inc.	1,186	39
HEICO Corp.	936	39
Watsco Inc.	523	38
Exelis Inc.	3,316	37
Actuant Corp. Class A	1,295	37
* US Airways Group Inc.	2,885	37
Crane Co.	870	37
ITT Corp.	1,641	37
Covanta Holding Corp.	1,934	37
Huntington Ingalls Industries Inc.	879	36
* Avis Budget Group Inc.	1,886	36
Alliant Techsystems Inc.	589	35
* USG Corp.	1,317	35

Manitowoc Co. Inc.	2,350	35
GATX Corp.	833	35
* Polypore International Inc.	827	34
Pitney Bowes Inc.	3,021	34
* Esterline Technologies Corp.	545	33
* Spirit Aerosystems Holdings Inc. Class A	2,108	33
* Chart Industries Inc.	532	32
Geo Group Inc.	1,092	31
Belden Inc.	809	30
* Colfax Corp.	775	30
RR Donnelley & Sons Co.	3,204	30
* Portfolio Recovery Associates Inc.	304	30
Applied Industrial Technologies Inc.	750	30
* EnerSys Inc.	852	30
* Moog Inc. Class A	805	30
* Tetra Tech Inc.	1,128	29
Harsco Corp.	1,432	29
Healthcare Services Group Inc.	1,194	28
Con-way Inc.	992	28
Brady Corp. Class A	872	28
* Advisory Board Co.	610	28
* Air Lease Corp.	1,198	27
Curtiss-Wright Corp.	834	26
Deluxe Corp.	907	26
UTi Worldwide Inc.	1,841	26
Rollins Inc.	1,135	26
* Navistar International Corp.	1,261	26
* Beacon Roofing Supply Inc.	833	26
Corporate Executive Board Co.	596	26
* General Cable Corp.	885	25
Franklin Electric Co. Inc.	417	25
HNI Corp.	810	24
* CNH Global NV	495	24
Simpson Manufacturing Co. Inc.	711	23
Brink's Co.	840	23
* FTI Consulting Inc.	746	23
* MasTec Inc.	974	22
United Stationers Inc.	723	22
Herman Miller Inc.	1,038	22
* Hub Group Inc. Class A	660	21
* JetBlue Airways Corp.	4,155	21
Granite Construction Inc.	690	21
Watts Water Technologies Inc. Class A	503	21
Barnes Group Inc.	969	20
* Atlas Air Worldwide Holdings Inc.	472	20
* GrafTech International Ltd.	2,103	20
Allegiant Travel Co. Class A	268	20
* Acacia Research Corp.	884	20
Armstrong World Industries Inc.	382	19
Mine Safety Appliances Co.	491	19
Amerco Inc.	157	19
* RBC Bearings Inc.	395	18
ABM Industries Inc.	955	18
UniFirst Corp.	258	18
Lindsay Corp.	226	18
TAL International Group Inc.	519	18
Briggs & Stratton Corp.	865	18

ESCO Technologies Inc.	475	17
Titan International Inc.	849	17
Matson Inc.	750	17
Forward Air Corp.	517	17
AZZ Inc.	449	17
Werner Enterprises Inc.	786	17
Kaman Corp.	469	17
Mueller Industries Inc.	353	17
Raven Industries Inc.	645	17
* DigitalGlobe Inc.	643	16
* II-VI Inc.	935	16
Steelcase Inc. Class A	1,352	16
Mueller Water Products Inc. Class A	2,784	16
Knight Transportation Inc.	1,028	15
Interface Inc. Class A	1,041	15
* On Assignment Inc.	764	15
* Trimas Corp.	573	15
* Aegion Corp. Class A	698	14
* EnPro Industries Inc.	366	14
Generac Holdings Inc.	440	14
* Seaboard Corp.	6	14
Cubic Corp.	283	14
* Orbital Sciences Corp.	1,049	14
Quanex Building Products Corp.	654	14
* Mobile Mini Inc.	680	14
* ACCO Brands Corp.	2,008	14
* Huron Consulting Group Inc.	408	13
Universal Forest Products Inc.	351	13
Kaydon Corp.	570	13
Tennant Co.	335	13
* Exponent Inc.	239	13
* Team Inc.	354	13
* Spirit Airlines Inc.	740	12
* Blount International Inc.	870	12
McGrath RentCorp	440	12
* Korn/Ferry International	850	12
Knoll Inc.	852	12
Insperity Inc.	404	12
* Swift Transportation Co.	1,404	12
Aircastle Ltd.	1,044	12
Heartland Express Inc.	853	12
Apogee Enterprises Inc.	503	12
G&K Services Inc. Class A	335	11
* Rush Enterprises Inc. Class A	592	11
* MRC Global Inc.	404	11
CIRCOR International Inc.	310	11
Sauer-Danfoss Inc.	211	11
Standex International Corp.	225	11
AAR Corp.	716	11
* Rexnord Corp.	512	11
* Trex Co. Inc.	266	11
* Dycom Industries Inc.	598	11
Cascade Corp.	164	11
Albany International Corp.	491	11
SkyWest Inc.	908	11
* Encore Capital Group Inc.	392	10
Astec Industries Inc.	358	10

* TrueBlue Inc.	722	10
* Sykes Enterprises Inc.	696	10
* Wabash National Corp.	1,241	10
* GenCorp Inc.	1,072	10
* Navigant Consulting Inc.	933	10
American Science & Engineering Inc.	152	10
Sun Hydraulics Corp.	371	10
Great Lakes Dredge & Dock Corp.	1,068	9
Encore Wire Corp.	299	9
* KAR Auction Services Inc.	521	9
Altra Holdings Inc.	488	9
* Nortek Inc.	140	9
Resources Connection Inc.	772	9
Griffon Corp.	839	9
John Bean Technologies Corp.	527	9
Hyster-Yale Materials Handling Inc.	205	9
Viad Corp.	378	9
* GeoEye Inc.	277	8
* Layne Christensen Co.	366	8
* Tutor Perini Corp.	653	8
H&E Equipment Services Inc.	528	8
* ICF International Inc.	370	8
* DXP Enterprises Inc.	165	8
Primoris Services Corp.	550	8
Gorman-Rupp Co.	284	8
* Taser International Inc.	924	8
Kimball International Inc. Class B	609	8
* Greenbrier Cos. Inc.	397	8
US Ecology Inc.	342	7
* MYR Group Inc.	336	7
* Gibraltar Industries Inc.	519	7
LB Foster Co. Class A	171	7
Textainer Group Holdings Ltd.	234	7
* Kforce Inc.	543	7
* InnerWorkings Inc.	534	7
* Thermon Group Holdings Inc.	279	7
AAON Inc.	325	7
Comfort Systems USA Inc.	632	7
* Meritor Inc.	1,588	7
Quad/Graphics Inc.	412	7
Ennis Inc.	435	7
National Presto Industries Inc.	86	7
Kelly Services Inc. Class A	470	6
* Powell Industries Inc.	160	6
* Titan Machinery Inc.	280	6
* Federal Signal Corp.	1,044	6
* Mistras Group Inc.	280	6
* Aerovironment Inc.	287	6
* Saia Inc.	268	6
* KEYW Holding Corp.	445	6
* Standard Parking Corp.	252	6
Celadon Group Inc.	323	6
* American Railcar Industries Inc.	178	5
Multi-Color Corp.	234	5
* Consolidated Graphics Inc.	153	5
* Republic Airways Holdings Inc.	895	5
* Hawaiian Holdings Inc.	825	5

Marten Transport Ltd.	271	5
Douglas Dynamics Inc.	356	5
* Kadant Inc.	207	5
* Echo Global Logistics Inc.	284	5
* EnergySolutions Inc.	1,518	5
* XPO Logistics Inc.	312	5
* Capstone Turbine Corp.	5,126	5
* Engility Holdings Inc.	261	5
* GP Strategies Corp.	238	5
Global Power Equipment Group Inc.	316	5
* Columbus McKinnon Corp.	315	5
FreightCar America Inc.	224	5
* EnerNOC Inc.	415	5
Aceto Corp.	456	5
Alamo Group Inc.	136	5
* CAI International Inc.	225	5
Heidrick & Struggles International Inc.	332	4
* Astronics Corp.	216	4
* American Woodmark Corp.	152	4
* Roadrunner Transportation Systems Inc.	239	4
* NCI Building Systems Inc.	323	4
* Lydall Inc.	318	4
Barrett Business Services Inc.	124	4
SeaCube Container Leasing Ltd.	218	4
Arkansas Best Corp.	482	4
CDI Corp.	241	4
* Wesco Aircraft Holdings Inc.	284	4
* Builders FirstSource Inc.	687	4
* Commercial Vehicle Group Inc.	436	4
* RPX Corp.	384	4
* CBIZ Inc.	590	3
Michael Baker Corp.	176	3
Insteel Industries Inc.	278	3
* Franklin Covey Co.	269	3
* Orion Marine Group Inc.	467	3
Graham Corp.	184	3
* Proto Labs Inc.	90	3
* Zipcar Inc.	403	3
Argan Inc.	176	3
* CRA International Inc.	185	3
* Kratos Defense & Security Solutions Inc.	728	3
* Casella Waste Systems Inc. Class A	732	3
* Odyssey Marine Exploration Inc.	1,143	3
* LMI Aerospace Inc.	160	3
* Northwest Pipe Co.	154	3
Miller Industries Inc.	221	3
Houston Wire & Cable Co.	280	3
Ampco-Pittsburgh Corp.	166	3
* Flow International Corp.	975	3
* Air Transport Services Group Inc.	807	3
* Pike Electric Corp.	308	3
* Park-Ohio Holdings Corp.	144	3
* Patriot Transportation Holding Inc.	114	3
* Furmanite Corp.	665	3
* Pendrell Corp.	2,665	3
* PMFG Inc.	419	3
* Quality Distribution Inc.	434	3

Dynamic Materials Corp.	207	3
Preformed Line Products Co.	50	3
* Sterling Construction Co. Inc.	304	3
* TMS International Corp. Class A	255	3
* NN Inc.	345	3
* Ameresco Inc. Class A	298	3
Twin Disc Inc.	163	3
* Hurco Cos. Inc.	115	3
Met-Pro Corp.	302	3
* Accuride Corp.	873	3
* Hudson Global Inc.	595	3
LSI Industries Inc.	372	3
* Swisher Hygiene Inc.	1,718	2
Acorn Energy Inc.	273	2
* Heritage-Crystal Clean Inc.	147	2
* WageWorks Inc.	115	2
* Pacer International Inc.	584	2
* Rand Logistics Inc.	315	2
* Energy Recovery Inc.	646	2
Schawk Inc. Class A	166	2
* PGT Inc.	454	2
Asta Funding Inc.	213	2
* Asset Acceptance Capital Corp.	344	2
Hardinge Inc.	202	2
Eastern Co.	129	2
* Edgen Group Inc.	273	2
* Cenveo Inc.	804	2
* FuelCell Energy Inc.	2,178	2
* API Technologies Corp.	688	2
VSE Corp.	78	2
* Genco Shipping & Trading Ltd.	648	2
* Dolan Co.	502	2
* Willis Lease Finance Corp.	118	2
* Vicor Corp.	308	2
* Patrick Industries Inc.	91	2
International Shipholding Corp.	94	2
Ceco Environmental Corp.	165	2
Coleman Cable Inc.	166	2
* Hill International Inc.	440	2
Courier Corp.	135	2
NL Industries Inc.	139	2
* AT Cross Co. Class A	147	1
* CPI Aerostructures Inc.	149	1
* American Superconductor Corp.	490	1
* American Reprographics Co.	517	1
Intersections Inc.	129	1
* Metalico Inc.	701	1
* TRC Cos. Inc.	213	1
Universal Truckload Services Inc.	70	1
* Performant Financial Corp.	97	1
* BlueLinx Holdings Inc.	217	1
* Astronics Corp. Class B	20	—
Sypris Solutions Inc.	95	—
SIFCO Industries Inc.	23	—
* Enphase Energy Inc.	72	—
Omega Flex Inc.	10	—

Compx International Inc.	7	—
		30,705
Information Technology (18.2%)
Apple Inc.	16,615	9,724
International Business Machines Corp.	19,369	3,681
Microsoft Corp.	133,746	3,560
* Google Inc. Class A	4,600	3,213
Oracle Corp.	67,891	2,179
QUALCOMM Inc.	30,460	1,938
Cisco Systems Inc.	95,183	1,800
Intel Corp.	89,393	1,749
Visa Inc. Class A	9,286	1,390
* eBay Inc.	20,580	1,087
Mastercard Inc. Class A	1,927	942
* EMC Corp.	37,309	926
Accenture plc Class A	11,441	777
Texas Instruments Inc.	20,334	599
Automatic Data Processing Inc.	8,691	493
Hewlett-Packard Co.	35,135	456
* Yahoo! Inc.	21,655	406
* Salesforce.com Inc.	2,465	389
* Cognizant Technology Solutions Corp. Class A	5,411	364
Corning Inc.	26,966	330
Broadcom Corp. Class A	9,791	317
Intuit Inc.	5,219	313
* Adobe Systems Inc.	8,816	305
Motorola Solutions Inc.	5,190	283
Dell Inc.	26,198	253
Applied Materials Inc.	22,774	244
* Symantec Corp.	12,807	240
Analog Devices Inc.	5,301	215
* Facebook Inc. Class A	7,485	210
* NetApp Inc.	6,450	205
* Citrix Systems Inc.	3,309	202
Paychex Inc.	5,759	187
* Fiserv Inc.	2,426	187
Altera Corp.	5,733	186
* Teradata Corp.	2,998	178
Amphenol Corp. Class A	2,879	178
* SanDisk Corp.	4,330	169
* Red Hat Inc.	3,427	169
* Juniper Networks Inc.	9,410	169
Xilinx Inc.	4,690	163
Fidelity National Information Services Inc.	4,458	161
* Equinix Inc.	855	159
Xerox Corp.	22,612	154
Avago Technologies Ltd.	4,334	152
Maxim Integrated Products Inc.	5,192	152
* VMware Inc. Class A	1,572	143
CA Inc.	6,305	140
Western Union Co.	10,892	137
* Autodesk Inc.	4,106	136
Linear Technology Corp.	4,091	136
KLA-Tencor Corp.	2,974	135
* Rackspace Hosting Inc.	1,939	134
* F5 Networks Inc.	1,411	132
NVIDIA Corp.	10,996	132

Western Digital Corp.	3,939	132
* Alliance Data Systems Corp.	895	128
* Trimble Navigation Ltd.	2,223	124
* LinkedIn Corp. Class A	1,100	119
* BMC Software Inc.	2,863	117
* Akamai Technologies Inc.	3,184	117
* Lam Research Corp.	3,240	114
* ANSYS Inc.	1,656	110
* Micron Technology Inc.	17,585	105
Computer Sciences Corp.	2,758	105
Microchip Technology Inc.	3,440	105
Amdocs Ltd.	2,998	100
* VeriSign Inc.	2,808	96
* Nuance Communications Inc.	4,294	95
Harris Corp.	2,022	95
Activision Blizzard Inc.	7,526	86
* Synopsys Inc.	2,591	85
* Electronic Arts Inc.	5,648	84
* Gartner Inc.	1,658	79
* Skyworks Solutions Inc.	3,370	76
* Avnet Inc.	2,578	76
* Arrow Electronics Inc.	1,983	74
FactSet Research Systems Inc.	799	74
* TIBCO Software Inc.	2,931	73
Marvell Technology Group Ltd.	8,350	71
* LSI Corp.	10,109	68
* NCR Corp.	2,822	68
* Cree Inc.	2,064	67
IAC/InterActiveCorp	1,396	66
Molex Inc.	2,454	65
Solera Holdings Inc.	1,235	64
Total System Services Inc.	2,880	63
Jabil Circuit Inc.	3,291	63
* AOL Inc.	1,662	62
* Cadence Design Systems Inc.	4,880	62
* MICROS Systems Inc.	1,428	62
* SolarWinds Inc.	1,095	61
Global Payments Inc.	1,396	61
Jack Henry & Associates Inc.	1,552	60
SAIC Inc.	5,046	58
* VeriFone Systems Inc.	1,913	58
FLIR Systems Inc.	2,740	56
* ON Semiconductor Corp.	8,069	53
* Concur Technologies Inc.	810	53
* CommVault Systems Inc.	794	53
Broadridge Financial Solutions Inc.	2,220	52
* Teradyne Inc.	3,317	52
* Informatica Corp.	1,924	52
* Riverbed Technology Inc.	2,817	50
* JDS Uniphase Corp.	4,110	50
* WEX Inc.	691	50
* Cymer Inc.	550	48
* NeuStar Inc. Class A	1,189	48
* Fortinet Inc.	2,321	46
* Brocade Communications Systems Inc.	8,151	46
* FleetCor Technologies Inc.	866	45
* Ultimate Software Group Inc.	474	45

* CoreLogic Inc.	1,732	45
* Atmel Corp.	7,886	44
* Ingram Micro Inc.	2,707	44
* CoStar Group Inc.	502	44
* Aspen Technology Inc.	1,663	43
* Parametric Technology Corp.	2,125	43
National Instruments Corp.	1,659	40
* Aruba Networks Inc.	1,987	39
MAXIMUS Inc.	604	38
Lender Processing Services Inc.	1,502	37
* 3D Systems Corp.	832	37
FEI Co.	675	37
* Compuware Corp.	3,871	36
Genpact Ltd.	2,250	36
* Zebra Technologies Corp.	922	36
* Cirrus Logic Inc.	1,146	36
DST Systems Inc.	593	34
* Hittite Microwave Corp.	560	34
* JDA Software Group Inc.	757	34
InterDigital Inc.	789	34
* IPG Photonics Corp.	567	34
Diebold Inc.	1,120	33
* NetSuite Inc.	558	33
* Polycom Inc.	3,168	33
Convergys Corp.	2,074	32
* Silicon Laboratories Inc.	762	32
* Semtech Corp.	1,165	32
* Cavium Inc.	884	31
* Itron Inc.	711	31
Lexmark International Inc. Class A	1,264	31
Anixter International Inc.	502	31
* ACI Worldwide Inc.	707	30
* Rovi Corp.	1,972	30
* Microsemi Corp.	1,579	30
* Fairchild Semiconductor International Inc. Class A	2,262	30
* Dolby Laboratories Inc. Class A	897	30
* Tech Data Corp.	671	30
* QLIK Technologies Inc.	1,517	29
* First Solar Inc.	1,070	29
* Stratasys Inc.	379	28
* Arris Group Inc.	2,009	28
* Fusion-io Inc.	1,199	28
Cypress Semiconductor Corp.	2,707	27
Cognex Corp.	762	27
* Ciena Corp.	1,762	26
Fair Isaac Corp.	610	26
* TiVo Inc.	2,216	26
* Sourcefire Inc.	526	26
* VirnetX Holding Corp.	746	26
* ViaSat Inc.	667	25
Plantronics Inc.	756	25
* ValueClick Inc.	1,335	25
* Tyler Technologies Inc.	535	25
j2 Global Inc.	822	25
* Mentor Graphics Corp.	1,655	25
* Advanced Micro Devices Inc.	11,166	25
* Acxiom Corp.	1,365	24

* NETGEAR Inc.	675	24
* Sapient Corp.	2,189	23
Tellabs Inc.	6,507	23
* Vishay Intertechnology Inc.	2,348	23
MKS Instruments Inc.	934	23
* Progress Software Corp.	1,117	22
* Kenexa Corp.	486	22
Littelfuse Inc.	386	22
ADTRAN Inc.	1,133	22
* Finisar Corp.	1,622	22
* Entegris Inc.	2,439	22
* EchoStar Corp. Class A	693	22
* OSI Systems Inc.	353	22
* RF Micro Devices Inc.	4,943	21
* International Rectifier Corp.	1,235	21
* Manhattan Associates Inc.	363	21
* Acme Packet Inc.	1,039	21
* CACI International Inc. Class A	403	21
Heartland Payment Systems Inc.	692	21
* DealerTrack Holdings Inc.	760	20
* Euronet Worldwide Inc.	908	20
* Veeco Instruments Inc.	696	20
* Coherent Inc.	421	19
* PMC - Sierra Inc.	3,704	19
* VistaPrint NV	608	19
* OpenTable Inc.	401	18
* Cardtronics Inc.	784	18
Blackbaud Inc.	802	18
* Liquidity Services Inc.	419	17
NIC Inc.	1,146	17
* Take-Two Interactive Software Inc.	1,390	17
* Universal Display Corp.	706	17
* Cornerstone OnDemand Inc.	598	17
Syntel Inc.	275	17
* QLogic Corp.	1,732	16
* Netscout Systems Inc.	653	16
* Ancestry.com Inc.	515	16
Intersil Corp. Class A	2,265	16
Loral Space & Communications Inc.	189	16
* Synaptics Inc.	599	16
* Benchmark Electronics Inc.	1,025	16
* Integrated Device Technology Inc.	2,528	16
Power Integrations Inc.	505	16
* BroadSoft Inc.	489	15
* SYNNEX Corp.	468	15
* Ultratech Inc.	466	15
* Bottomline Technologies Inc.	622	15
* Vantiv Inc. Class A	701	15
* TriQuint Semiconductor Inc.	2,995	15
* Electronics for Imaging Inc.	825	15
Tessera Technologies Inc.	923	15
* ScanSource Inc.	491	15
* Plexus Corp.	622	14
* SS&C Technologies Holdings Inc.	602	14
* OmniVision Technologies Inc.	931	14
* Comverse Technology Inc.	3,893	14
MTS Systems Corp.	286	14

Cabot Microelectronics Corp.	419	14
* Sanmina-SCI Corp.	1,449	14
* Unisys Corp.	779	13
* MicroStrategy Inc. Class A	152	13
* Insight Enterprises Inc.	790	13
* LivePerson Inc.	978	13
* Rogers Corp.	290	13
* WebMD Health Corp.	901	13
* RealPage Inc.	637	13
* Advent Software Inc.	561	12
EarthLink Inc.	1,888	12
* MEMC Electronic Materials Inc.	4,102	12
* Monster Worldwide Inc.	2,155	12
Badger Meter Inc.	258	12
* Monolithic Power Systems Inc.	543	11
* Emulex Corp.	1,543	11
* ATMI Inc.	568	11
* Ixia	750	11
* CSG Systems International Inc.	604	11
* Comverse Inc.	390	11
* ExlService Holdings Inc.	415	11
* Ellie Mae Inc.	447	11
OPNET	266	11
* Infinera Corp.	1,951	11
* Verint Systems Inc.	388	11
* Rofin-Sinar Technologies Inc.	509	11
* FARO Technologies Inc.	301	11
Blucora Inc.	713	11
* Guidewire Software Inc.	345	10
Mantech International Corp. Class A	411	10
* Bankrate Inc.	847	10
* Spansion Inc. Class A	861	10
Monotype Imaging Holdings Inc.	655	10
* Rambus Inc.	1,988	10
* Digital River Inc.	665	10
* Diodes Inc.	641	10
* Harmonic Inc.	2,111	10
* Web.com Group Inc.	632	10
* Cray Inc.	666	9
* Websense Inc.	672	9
United Online Inc.	1,638	9
* Global Cash Access Holdings Inc.	1,188	9
Brooks Automation Inc.	1,202	9
* Advanced Energy Industries Inc.	718	9
Park Electrochemical Corp.	376	9
* Synchronoss Technologies Inc.	501	9
AVX Corp.	875	9
* Accelrys Inc.	1,008	9
* TTM Technologies Inc.	973	9
* iGATE Corp.	585	9
* Measurement Specialties Inc.	282	9
* ServiceNow Inc.	267	9
* comScore Inc.	653	9
Ebix Inc.	516	9
* Interactive Intelligence Group Inc.	269	9
* Splunk Inc.	286	9
* LogMeIn Inc.	403	9

* RealD Inc.	812	9
* Lattice Semiconductor Corp.	2,156	9
Micrel Inc.	888	9
* Entropic Communications Inc.	1,641	9
Comtech Telecommunications Corp.	333	9
* Freescale Semiconductor Ltd.	919	9
* Intermec Inc.	1,104	8
Cass Information Systems Inc.	174	8
* Newport Corp.	638	8
Black Box Corp.	324	8
* SPS Commerce Inc.	206	8
* Volterra Semiconductor Corp.	426	7
* GT Advanced Technologies Inc.	2,206	7
Forrester Research Inc.	264	7
* Tangoe Inc.	560	7
* TeleTech Holdings Inc.	429	7
* Applied Micro Circuits Corp.	1,055	7
* InvenSense Inc.	687	7
* Stamps.com Inc.	267	7
* Constant Contact Inc.	505	7
* Silicon Image Inc.	1,436	7
EPIQ Systems Inc.	555	7
* PROS Holdings Inc.	374	7
* Checkpoint Systems Inc.	766	7
* Procera Networks Inc.	320	7
* Angie's List Inc.	590	7
* Dice Holdings Inc.	762	7
Daktronics Inc.	618	6
* Palo Alto Networks Inc.	118	6
* Extreme Networks	1,698	6
* Vocus Inc.	355	6
* MIPS Technologies Inc. Class A	799	6
Pegasystems Inc.	295	6
* TNS Inc.	406	6
* Ceva Inc.	391	6
* Nanometrics Inc.	406	6
* Perficient Inc.	530	6
Booz Allen Hamilton Holding Corp.	411	6
* Internap Network Services Corp.	962	6
* Rudolph Technologies Inc.	517	6
* Sonus Networks Inc.	3,422	6
* Photronics Inc.	1,095	6
* Amkor Technology Inc.	1,320	6
* Zynga Inc. Class A	2,270	6
* PDF Solutions Inc.	402	6
* Virtusa Corp.	347	5
Methode Electronics Inc.	596	5
* Oplink Communications Inc.	339	5
CTS Corp.	592	5
* Exar Corp.	633	5
* Envestnet Inc.	372	5
* Computer Task Group Inc.	283	5
* SciQuest Inc.	314	5
* Move Inc.	675	5
* Silicon Graphics International Corp.	605	5
* Globecomm Systems Inc.	421	5
* Anaren Inc.	255	5

* Calix Inc.	670	5
* MoneyGram International Inc.	407	5
* Power-One Inc.	1,173	5
* Fabrinet	388	5
* Quantum Corp.	4,007	5
* Higher One Holdings Inc.	543	5
* Imperva Inc.	156	5
* Symmetricom Inc.	799	5
* ServiceSource International Inc.	924	5
Electro Rent Corp.	301	5
* NVE Corp.	89	5
* DTS Inc.	309	5
* Actuate Corp.	879	5
* LTX-Credence Corp.	823	5
* Digi International Inc.	478	5
* Saba Software Inc.	583	5
Electro Scientific Industries Inc.	418	5
* Jive Software Inc.	311	4
Cohu Inc.	456	4
* Seachange International Inc.	477	4
* Mercury Systems Inc.	498	4
* Super Micro Computer Inc.	468	4
* Demand Media Inc.	488	4
* Integrated Silicon Solution Inc.	495	4
* FormFactor Inc.	942	4
* Zygo Corp.	282	4
* CalAmp Corp.	481	4
* IntraLinks Holdings Inc.	622	4
* CIBER Inc.	1,308	4
* support.com Inc.	879	4
* ExactTarget Inc.	187	4
* Responsys Inc.	584	4
* Lionbridge Technologies Inc.	912	4
* Kemet Corp.	844	4
IXYS Corp.	456	4
* Immersion Corp.	559	4
* PLX Technology Inc.	792	4
* SunPower Corp. Class A	790	4
* GSI Group Inc.	475	4
* VASCO Data Security International Inc.	476	4
* Demandware Inc.	130	4
* QuinStreet Inc.	567	4
* Supertex Inc.	194	4
* Maxwell Technologies Inc.	469	3
* ShoreTel Inc.	776	3
* Kopin Corp.	1,036	3
* Pericom Semiconductor Corp.	435	3
* Zix Corp.	1,182	3
Keynote Systems Inc.	237	3
* KVH Industries Inc.	253	3
* XO Group Inc.	404	3
* Avid Technology Inc.	487	3
* Active Network Inc.	585	3
Bel Fuse Inc. Class B	190	3
* RealNetworks Inc.	413	3
* Sigma Designs Inc.	511	3
* Glu Mobile Inc.	991	3

American Software Inc. Class A	350	3
* Parkervision Inc.	1,222	3
* STEC Inc.	567	3
* Aviat Networks Inc.	1,009	3
* Inphi Corp.	353	3
* Imation Corp.	629	3
* DSP Group Inc.	454	3
* Rosetta Stone Inc.	210	3
* Eloqua Inc.	147	3
Richardson Electronics Ltd.	237	3
* Alpha & Omega Semiconductor Ltd.	298	3
* Ubiquiti Networks Inc.	220	3
* Multi-Fineline Electronix Inc.	151	3
Telular Corp.	251	3
* Oclaro Inc.	1,365	3
* Infoblox Inc.	132	3
* Callidus Software Inc.	594	3
* Limelight Networks Inc.	1,279	2
* Yelp Inc.	131	2
* MaxLinear Inc.	458	2
* Vishay Precision Group Inc.	196	2
* ePlus Inc.	59	2
* Market Leader Inc.	357	2
* OCZ Technology Group Inc.	1,411	2
* PRGX Global Inc.	364	2
Digimarc Corp.	125	2
* Carbonite Inc.	243	2
* Millennial Media Inc.	167	2
* Aeroflex Holding Corp.	351	2
* Travelzoo Inc.	126	2
* Datalink Corp.	254	2
PC-Tel Inc.	334	2
* Axcelis Technologies Inc.	2,158	2
Mesa Laboratories Inc.	45	2
* ModusLink Global Solutions Inc.	640	2
* Mindspeed Technologies Inc.	585	2
* ANADIGICS Inc.	1,155	2
* TeleNav Inc.	258	2
* Ultra Clean Holdings	433	2
* Peregrine Semiconductor Corp.	123	2
* M/A-COM Technology Solutions Holdings Inc.	146	2
* Pervasive Software Inc.	233	2
Tessco Technologies Inc.	94	2
Unwired Planet Inc.	1,472	2
* Key Tronic Corp.	191	2
Marchex Inc. Class B	449	2
* Innodata Inc.	503	2
* AVG Technologies NV	134	2
* Neonode Inc.	468	2
* Ipass Inc.	983	2
Aware Inc.	267	2
* GSI Technology Inc.	316	2
* Agilysys Inc.	218	2
* Workday Inc. Class A	35	2
* Hackett Group Inc.	491	2
* TechTarget Inc.	312	2
* Numerex Corp. Class A	150	2

* Proofpoint Inc.	153	2
* STR Holdings Inc.	684	2
* EPAM Systems Inc.	78	2
* Spark Networks Inc.	266	2
* QuickLogic Corp.	769	2
* Intevac Inc.	327	2
* MoSys Inc.	463	1
* FalconStor Software Inc.	604	1
* Guidance Software Inc.	129	1
* Echelon Corp.	480	1
* Rubicon Technology Inc.	220	1
* Westell Technologies Inc. Class A	705	1
* NeoPhotonics Corp.	256	1
QAD Inc. Class A	102	1
PC Connection Inc.	126	1
* Bazaarvoice Inc.	136	1
* Brightcove Inc.	130	1
* AXT Inc.	440	1
* Intermolecular Inc.	167	1
* MeetMe Inc.	331	1
* Sapiens International Corp. NV	282	1
Sycamore Networks Inc.	371	1
* Viasystems Group Inc.	80	1
* Ruckus Wireless Inc.	68	1
* Exa Corp.	68	1
* E2open Inc.	51	1
* KIT Digital Inc.	943	1
* Radisys Corp.	246	1
* Audience Inc.	55	—
* Mattersight Corp.	92	—
* Mattson Technology Inc.	525	—
* Synacor Inc.	61	—
* Envivio Inc.	70	—
* Ambient Corp.	25	—
		50,869
Materials (3.9%)
Monsanto Co.	9,479	868
EI du Pont de Nemours & Co.	16,650	718
Freeport-McMoRan Copper & Gold Inc.	16,865	658
Dow Chemical Co.	21,240	641
Praxair Inc.	5,308	569
Newmont Mining Corp.	8,717	410
PPG Industries Inc.	2,706	336
Ecolab Inc.	4,621	333
Air Products & Chemicals Inc.	3,757	312
International Paper Co.	7,771	289
Mosaic Co.	5,270	285
LyondellBasell Industries NV Class A	5,708	284
CF Industries Holdings Inc.	1,167	250
Sherwin-Williams Co.	1,544	235
Nucor Corp.	5,634	232
Eastman Chemical Co.	2,714	165
Alcoa Inc.	18,954	159
Sigma-Aldrich Corp.	2,148	156
FMC Corp.	2,437	135
Ball Corp.	2,785	124
Vulcan Materials Co.	2,300	122

Celanese Corp. Class A	2,779	114
Airgas Inc.	1,221	108
Southern Copper Corp.	2,884	105
Valspar Corp.	1,655	104
Ashland Inc.	1,395	99
* Crown Holdings Inc.	2,646	99
MeadWestvaco Corp.	3,073	95
Albemarle Corp.	1,585	95
International Flavors & Fragrances Inc.	1,441	94
Royal Gold Inc.	1,139	92
* WR Grace & Co.	1,326	87
Rock-Tenn Co. Class A	1,256	82
Reliance Steel & Aluminum Co.	1,336	75
Martin Marietta Materials Inc.	813	73
Cliffs Natural Resources Inc.	2,532	73
RPM International Inc.	2,337	68
Packaging Corp. of America	1,743	63
Bemis Co. Inc.	1,832	62
* Owens-Illinois Inc.	2,931	59
Sealed Air Corp.	3,449	58
Aptargroup Inc.	1,183	56
Cytec Industries Inc.	818	56
Rockwood Holdings Inc.	1,221	56
Huntsman Corp.	3,398	56
United States Steel Corp.	2,559	55
Sonoco Products Co.	1,788	54
* Allied Nevada Gold Corp.	1,598	52
Domtar Corp.	643	51
Steel Dynamics Inc.	3,893	50
Allegheny Technologies Inc.	1,904	50
Eagle Materials Inc.	869	46
Compass Minerals International Inc.	588	45
* Louisiana-Pacific Corp.	2,444	43
Cabot Corp.	1,127	43
NewMarket Corp.	156	41
Silgan Holdings Inc.	873	39
Carpenter Technology Corp.	789	38
* Coeur d'Alene Mines Corp.	1,598	37
* Chemtura Corp.	1,754	36
Walter Energy Inc.	1,111	34
Sensient Technologies Corp.	888	32
PolyOne Corp.	1,592	32
Scotts Miracle-Gro Co. Class A	747	31
Olin Corp.	1,424	29
Hecla Mining Co.	5,070	29
HB Fuller Co.	887	29
Georgia Gulf Corp.	609	28
Commercial Metals Co.	2,061	28
Westlake Chemical Corp.	356	26
* Tahoe Resources Inc.	1,439	26
Titanium Metals Corp.	1,423	24
* Stillwater Mining Co.	2,057	24
Minerals Technologies Inc.	316	23
Greif Inc. Class A	558	23
Worthington Industries Inc.	930	22
Kaiser Aluminum Corp.	344	21
Schweitzer-Mauduit International Inc.	557	21

* Intrepid Potash Inc.	962	20
* SunCoke Energy Inc.	1,249	20
Buckeye Technologies Inc.	708	20
* Graphic Packaging Holding Co.	2,976	19
Innophos Holdings Inc.	393	19
* Texas Industries Inc.	402	19
Balchem Corp.	520	19
* Resolute Forest Products	1,440	17
* Clearwater Paper Corp.	416	17
American Vanguard Corp.	495	16
* KapStone Paper and Packaging Corp.	718	16
Globe Specialty Metals Inc.	1,093	15
Stepan Co.	150	15
Boise Inc.	1,786	15
A Schulman Inc.	525	14
* Calgon Carbon Corp.	1,012	14
AMCOL International Corp.	449	14
* Kraton Performance Polymers Inc.	573	13
* McEwen Mining Inc.	3,623	13
Deltic Timber Corp.	194	13
* RTI International Metals Inc.	539	13
Koppers Holdings Inc.	369	13
* Innospec Inc.	410	13
PH Glatfelter Co.	760	13
Schnitzer Steel Industries Inc.	449	13
* Molycorp Inc.	1,291	12
* OM Group Inc.	576	11
Quaker Chemical Corp.	231	11
* LSB Industries Inc.	334	11
* TPC Group Inc.	231	11
* Flotek Industries Inc.	886	10
Haynes International Inc.	219	10
Myers Industries Inc.	608	9
Gold Resource Corp.	543	9
* Headwaters Inc.	1,129	9
* Golden Star Resources Ltd.	4,712	9
Tredegar Corp.	445	8
AK Steel Holding Corp.	2,029	8
Materion Corp.	381	8
Neenah Paper Inc.	273	8
Wausau Paper Corp.	830	7
* Century Aluminum Co.	868	7
* Horsehead Holding Corp.	720	7
Hawkins Inc.	159	6
* OMNOVA Solutions Inc.	827	6
Kronos Worldwide Inc.	373	6
* Paramount Gold and Silver Corp.	2,101	5
* Landec Corp.	476	5
* AEP Industries Inc.	79	5
* Spartech Corp.	527	5
* General Moly Inc.	1,239	5
Zep Inc.	362	4
* Universal Stainless & Alloy	119	4
* AM Castle & Co.	309	4
* Ferro Corp.	1,346	4
* Midway Gold Corp.	2,532	4
FutureFuel Corp.	318	4

Olympic Steel Inc.	177	3
* Zoltek Cos. Inc.	492	3
* US Silica Holdings Inc.	225	3
Noranda Aluminum Holding Corp.	521	3
Metals USA Holdings Corp.	196	3
* Vista Gold Corp.	1,011	3
KMG Chemicals Inc.	157	3
* Gold Reserve Inc. Class A	788	3
* Golden Minerals Co.	630	2
* Arabian American Development Co.	305	2
* ADA-ES Inc.	138	2
* US Antimony Corp.	1,012	2
* UFP Technologies Inc.	112	2
* United States Lime & Minerals Inc.	41	2
Chase Corp.	93	2
* Revett Minerals Inc.	413	1
* GSE Holding Inc.	189	1
* Handy & Harman Ltd.	94	1
* McEwen Mining Inc. Rights Exp. 12/04/2012	2,319	—
		11,038
Telecommunication Services (2.7%)
AT&T Inc.	104,176	3,555
Verizon Communications Inc.	50,481	2,227
CenturyLink Inc.	11,039	429
* Crown Castle International Corp.	5,207	352
* Sprint Nextel Corp.	53,285	305
* SBA Communications Corp. Class A	2,155	148
Windstream Corp.	10,455	88
Frontier Communications Corp.	17,741	85
* tw telecom inc Class A	2,675	69
* MetroPCS Communications Inc.	5,395	57
* Level 3 Communications Inc.	2,888	54
Telephone & Data Systems Inc.	1,688	39
* Cincinnati Bell Inc.	3,504	19
Cogent Communications Group Inc.	833	18
* NII Holdings Inc.	3,052	15
* Clearwire Corp. Class A	6,226	14
Consolidated Communications Holdings Inc.	712	11
* United States Cellular Corp.	254	9
* 8x8 Inc.	1,294	9
* Premiere Global Services Inc.	931	8
* Vonage Holdings Corp.	2,810	7
* Leap Wireless International Inc.	915	6
Shenandoah Telecommunications Co.	407	6
Atlantic Tele-Network Inc.	150	6
* General Communication Inc. Class A	656	6
* Iridium Communications Inc.	843	5
* magicJack VocalTec Ltd.	285	5
USA Mobility Inc.	405	5
NTELOS Holdings Corp.	263	3
* inContact Inc.	649	3
* Fairpoint Communications Inc.	419	3
* Cbeyond Inc.	415	3
IDT Corp. Class B	305	3
* Hawaiian Telcom Holdco Inc.	153	3
HickoryTech Corp.	270	3
Lumos Networks Corp.	231	2

* Towerstream Corp.	664	2
Primus Telecommunications Group Inc.	179	2
* Boingo Wireless Inc.	286	2
* ORBCOMM Inc.	514	2
Neutral Tandem Inc.	554	1
		7,589
Utilities (3.4%)
Duke Energy Corp.	12,506	798
Southern Co.	15,436	672
Dominion Resources Inc.	10,155	519
NextEra Energy Inc.	7,411	509
Exelon Corp.	15,146	458
American Electric Power Co. Inc.	8,606	367
FirstEnergy Corp.	7,432	316
PG&E Corp.	7,504	307
PPL Corp.	10,307	303
Sempra Energy	4,283	293
Consolidated Edison Inc.	5,205	290
Public Service Enterprise Group Inc.	8,989	270
Edison International	5,790	263
Xcel Energy Inc.	8,653	234
Northeast Utilities	5,573	216
Entergy Corp.	3,148	200
DTE Energy Co.	3,023	183
ONEOK Inc.	3,694	166
Wisconsin Energy Corp.	4,095	154
CenterPoint Energy Inc.	7,593	150
Ameren Corp.	4,312	129
* Calpine Corp.	7,190	124
NiSource Inc.	5,048	122
AES Corp.	11,401	122
American Water Works Co. Inc.	3,132	120
CMS Energy Corp.	4,649	114
Pinnacle West Capital Corp.	1,946	100
OGE Energy Corp.	1,752	100
SCANA Corp.	2,083	97
Alliant Energy Corp.	1,972	88
NRG Energy Inc.	4,047	85
AGL Resources Inc.	2,085	81
Pepco Holdings Inc.	4,057	80
NV Energy Inc.	4,194	77
Integrys Energy Group Inc.	1,392	74
ITC Holdings Corp.	913	72
MDU Resources Group Inc.	3,356	70
National Fuel Gas Co.	1,288	67
UGI Corp.	1,997	66
TECO Energy Inc.	3,833	64
Westar Energy Inc.	2,243	64
Aqua America Inc.	2,472	63
Questar Corp.	3,167	62
Atmos Energy Corp.	1,600	56
Great Plains Energy Inc.	2,423	49
Cleco Corp.	1,083	44
Hawaiian Electric Industries Inc.	1,717	43
Vectren Corp.	1,457	43
Piedmont Natural Gas Co. Inc.	1,274	39
IDACORP Inc.	891	38

	Portland General Electric Co.			1,342	36
	WGL Holdings Inc.			916	36
*	GenOn Energy Inc.			13,733	35
	Southwest Gas Corp.			820	34
	UIL Holdings Corp.			900	32
	UNS Energy Corp.			716	31
	New Jersey Resources Corp.			739	30
	PNM Resources Inc.			1,416	30
	Black Hills Corp.			784	28
	South Jersey Industries Inc.			541	27
	ALLETE Inc.			678	27
	Avista Corp.			1,043	25
	Atlantic Power Corp.			2,020	24
	El Paso Electric Co.			712	23
	NorthWestern Corp.			647	22
	Northwest Natural Gas Co.			479	21
	MGE Energy Inc.			414	21
	CH Energy Group Inc.			266	17
	Laclede Group Inc.			400	16
	Otter Tail Corp.			643	16
	American States Water Co.			336	15
	Empire District Electric Co.			750	15
	California Water Service Group			745	13
	Chesapeake Utilities Corp.			178	8
	Unitil Corp.			240	6
	Ormat Technologies Inc.			322	6
	SJW Corp.			226	6
	Connecticut Water Service Inc.			158	5
	Middlesex Water Co.			257	5
	York Water Co.			252	4
	Artesian Resources Corp. Class A			133	3
	Delta Natural Gas Co. Inc.			112	2
	Consolidated Water Co. Ltd.			210	2
*	Cadiz Inc.			180	2
*	American DG Energy Inc.			619	1
	Genie Energy Ltd. Class B			181	1
					9,646
Total Common Stocks (Cost $266,452)					277,478
		Coupon
Temporary Cash Investments (7.3%)[1]
Money Market Fund (7.2%)
2	Vanguard Market Liquidity Fund	0.167%		20,055,112	20,055

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	Fannie Mae Discount Notes	0.135%	12/12/12	100	100
4	United States Treasury Note/Bond	0.625%	2/28/13	100	100
					200
Total Temporary Cash Investments (Cost $20,255)					20,255
Total Investments (106.6%) (Cost $286,707)					297,733
Other Assets and Liabilities-Net (-6.6%)					(18,425)
Net Assets (100%)					279,308
Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 6.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	277,478	—	—
Temporary Cash Investments	20,055	200	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	297,530	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of

Russell 3000 Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2012	17	1,202	15
S&P 500 Index	December 2012	1	354	(9)
E-mini Russell 2000 Index	December 2012	4	328	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $286,707,000. Net unrealized appreciation of investment securities for tax purposes was $11,026,000, consisting of unrealized gains of $16,308,000 on securities that had risen in value since their purchase and $5,282,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:  Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2013
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.